    As filed with the Securities and Exchange Commission on April 26, 2004


                                                            File No. 333-106511
                                                             File No. 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

          Registration Statement Under the Securities Act of 1933   [X]

                        Pre-Effective Amendment No.                 [_]
                        Post-Effective Amendment No. 2              [X]


                                    and/or


         For Registration Under the Investment Company Act of 1940  [X]

                                Amendment No. 33                    [X]

                       (Check Appropriate Box or Boxes)

                      GE Capital Life Separate Account II
                          (Exact Name of Registrant)

                 GE Capital Life Assurance Company of New York
                           (Exact Name of Depositor)

                         622 Third Avenue, 33rd Floor
                           New York, New York 10017
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.

                 Vice President and Associate General Counsel

                 GE Capital Life Assurance Company of New York
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 30, 2004 pursuant to paragraph (b) of Rule 485


[_] on 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Scheduled Purchase Payment Variable
                                      Deferred Annuity Contracts

================================================================================

                      GE Capital Life Separate Account II
                   Prospectus For Scheduled Purchase Payment
                      Variable Deferred Annuity Contracts

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: 1-800-313-5282

--------------------------------------------------------------------------------

This prospectus gives details about the contract that you should know before investing. Please read this prospectus carefully and keep it for future reference.

This prospectus describes scheduled purchase payment variable deferred annuity contracts (the "contracts") for individuals or groups and certain qualified and non-qualified retirement plans. GE Capital Life Assurance Company of New York (the "Company," "we," "us," or "our") issues the contract.

The contract offers you the payment of periodic annuity benefits and the accumulation of contract value. If you satisfy certain conditions, you will receive lifetime annuity payments of a guaranteed minimum amount and the potential to receive more than the guaranteed minimum amount.

The contract requires you to make monthly payments in predetermined amounts to be eligible to receive guaranteed minimum payments at the time you annuitize the contract. We must receive these payments by a set date ("due date") each month. If we receive your payment on the due date, we will allocate your payment to a Subaccount that invests in shares of the Total Return Fund of GE Investments Funds, Inc. If we receive your payment before its due date, we will allocate it to our Guarantee Account, which is part of our General Account, until the due date. On the due date, we will transfer that payment to the Subaccount. If we receive your payment more than 30 days its due date, we will require you to pay interest on that payment (in addition to any monthly billing fee) and make the payment within one year of its due date to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).

We anticipate that you will make your monthly payments by submitting payments to us on a monthly basis. However, we will allow you to prepay up to 13 of your monthly payments by allocating an amount equal to or less than 13 monthly payments to the Guarantee Account. We will use the amount allocated to the Guarantee Account to make your monthly payments. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 monthly payments at any one time.

Before your annuity payments begin, you may surrender or take withdrawals from your contract. Amounts you surrender or withdraw may be subject to a surrender charge. You must repay any amount you receive from the Subaccount, plus interest, within one year of the withdrawal to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).

The value of your contract before your annuity payments begin, and the amount of your annuity payments (if you lose your right to receive Guaranteed Minimum Income Payments), will depend upon the investment performance of the Total Return Fund of GE Investments Funds, Inc. You bear the risk of investment loss.

You should not purchase this contract unless you believe you can make all required payments and you intend to take your annuity benefits in the form of monthly income payments.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor has the SEC determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Your investment in the contract:

  . is Not a deposit of a bank

  . is Not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency


  . is Not guaranteed by us



A Statement of Additional Information, dated April 30, 2004, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus.


           For general information or to obtain free copies of the:

                        .  Statement of Additional Information;

                        .  annual report for the Variable Account;

                        . prospectus, annual report or semi-annual report for the Total Return Fund of GE Investments Funds, Inc.; or

                        .  any required forms,


                       call us at 1-800-313-5282; or

                       write us at our Service Center:

                       GE Capital Life Assurance Company of New York
                             6610 West Broad Street
                           Richmond, Virginia 23230


           The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov


The date of this prospectus is April 30, 2004.

Table of Contents







 Definitions...............................................................  5

 Fee Tables................................................................  9
    Examples............................................................... 11

 Synopsis.................................................................. 12

 Condensed Financial Information........................................... 20

 Investment Results........................................................ 20

 Financial Statements...................................................... 21

 The Company............................................................... 21

 The Variable Account...................................................... 22
    The Subaccount and the Total Return Fund of GE Investments Funds, Inc.. 22
    Voting Rights.......................................................... 24
    Changes to the Variable Account and the Subaccount..................... 25

 The Guarantee Account..................................................... 26

 The Contract.............................................................. 27
    Purchasing a Contract.................................................. 27
    Ownership.............................................................. 28
    Assignment............................................................. 29
    Guaranteed Minimum Income Payments..................................... 29
    Purchase Payments...................................................... 30
    Annuity Cross Funding Program.......................................... 34
    Grace Period........................................................... 37
    Reinstatement.......................................................... 37
    Scheduled Purchase Payments............................................ 38
    Valuation of Accumulation Units........................................ 40

 Surrenders and Partial Withdrawals........................................ 42

 Charges and Other Deductions.............................................. 46
    Surrender Charges...................................................... 47
    Asset Charge........................................................... 50
    Monthly Billing Fee.................................................... 50
    Deduction for Taxes.................................................... 50
    Other Charges and Deductions........................................... 50

 The Death Benefit......................................................... 52
    Death Benefit Upon Death of an Owner Before the Annuity Commencement
      Date................................................................. 52
    Death Benefit Amount................................................... 52

          Required Distributions..................................... 52
          Distribution Rules......................................... 53
          Death Benefit After the Annuity Commencement Date.......... 54

       Benefits at Annuity Commencement Date......................... 55

       Guaranteed Minimum Income Payments............................ 58
          If the Guaranteed Minimum Income Payment is in Effect...... 58
          Reduced Guaranteed Minimum Income Payments................. 59
          If the Guaranteed Minimum Income Payments is Not in Effect. 60

       Optional Payment Plans........................................ 61

       Federal Tax Matters........................................... 63
          Introduction............................................... 63
          Taxation of Non-Qualified Contracts........................ 63
          Qualified Retirement Plans................................. 68
          Federal Income Tax Withholding............................. 72
          State Income Tax Withholding............................... 72
          Tax Status of the Company.................................. 73
          Changes in the Law......................................... 73

       Requesting Payments........................................... 74

       Sales of the Contract......................................... 76

       Additional Information........................................ 78
          Owner Questions............................................ 78
          Return Privilege........................................... 78
          State Regulation........................................... 78
          Records and Reports........................................ 78
          Other Information.......................................... 79
          Legal Matters.............................................. 79

       Table of Contents--Statement of Additional Information........ 80

Definitions

                      The following defined terms are used throughout this prospectus:

                      Accumulation Period -- The period from the date your contract is issued until the date annuity payments begin.

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value of the Subaccount until the date annuity payments begin.

                      Adjustment Account -- An account that we establish for each contract to keep track of the cumulative amount, if any, by which the Calculated Level Monthly Benefits fall short of the Guaranteed Minimum Income Payments.

                      Annual Variable Annuity Benefit -- The Income Payment calculated annually by multiplying the number of Annuity Units for a contract by the Annuity Unit value as of the Annuity Commencement Date and each anniversary of the Annuity Commencement Date.


                      Annuitant/Joint Annuitant -- The person(s) named in the contract whose age and, where appropriate, gender, determine Monthly Income Payments. The Owner must also be named as the Annuitant unless the Owner is not a natural person.



                      Annuity Commencement Date -- The date Income Payments are scheduled to begin as chosen at the time of application. This date must be a date at least 10 years from the date the contract is issued and may not be changed once the contract is issued.


                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent Annual Variable Annuity Benefit.

                      Annuity Year -- The twelve month period beginning on the Annuity Commencement Date or any anniversary of that date thereafter.

                      Calculated Level Monthly Benefit -- One-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve month period.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract. Your Contract Date is shown on your contract's data pages.

                      Contract Value -- The sum of your contract's Guarantee Account Value and the Subaccount Value.

                      Contract Year -- Each one year period of time beginning on the date your contract is issued and ending on the contract anniversary date. The next contract year will begin on that contract anniversary date and commence on the next contract anniversary date and so on.

                      Death Benefit -- The benefit payable under a contract upon the death of any Owner (or the Annuitant if the Owner is a non-natural person) before the Annuity Commencement Date.

                      Designated Beneficiary(ies) -- The person(s) or entity(ies) designated by the Owner to receive the Death Benefit.

                      Funding Annuity -- A variable deferred annuity issued by GE Capital Life Assurance Company of New York or one of its affiliated companies that is purchased on the same date as the variable deferred annuity contract described by this prospectus; the assets of the Funding Annuity are withdrawn and immediately allocated to this annuity.

                      General Account -- Assets of the Company other than those allocated to the Variable Account or any other segregated asset account of the Company.

                      Guarantee Account -- An account established in our General Account to hold certain amounts under the contracts as described in this prospectus. The Guarantee Account is not part of and does not depend on the investment performance of the Variable Account.

                      Guarantee Account Value -- Your Guarantee Account Value equals Purchase Payments allocated to the Guarantee Account (plus transfers to the Guarantee Account from a Funding Annuity under an Annuity Cross Funding Program, if applicable) plus interest credited on those payments (or transfers), minus transfers and/or partial withdrawals made from the Guarantee Account (including, any premium tax and surrender charges assessed).


                      Guaranteed Minimum Income Payment -- The minimum amount of each monthly Income Payment paid to you upon annuitization of the contract, provided Scheduled Installments have been made to the Subaccount in accordance with the terms of the contract.



                      Income Payment -- One of a series of payments made under either monthly income payments at the Annuity Commencement Date or one of the Optional Payment Plans.


                      Monthly Due Date -- The date each month on which Scheduled Installments and Scheduled Purchase Payments are due. This date is the same day in each month as your Contract Date. If the Monthly Due Date is the 29th, 30th or 31st of a month, then for months without such dates, the last day of that month is the Monthly Due Date. In addition, if the Monthly Due Date falls on any date when the New York Stock Exchange is closed, the amount of the Scheduled Installment, if received, will be allocated to the Subaccount on the next Valuation Day.

                      Non-Qualified Contract -- A contract which is not issued in connection with a retirement plan which receives special tax treatment under the Code.

                      Owner -- The person or persons (in the case of Joint Owners) entitled to exercise all ownership rights stated in the contract. The Owners are shown on the contract's data pages. "You" or "your" refers to the Owner or Joint Owners.

                      Portfolio -- The Total Return Fund of GE Investments Funds, Inc.

                      Purchase Payment -- Any payment applied to the contract.

                      Qualified Contract -- A contract which qualifies for favorable tax treatment under the Code.

                      Scheduled Installment -- The amount required to be transferred or paid to the Subaccount on the Monthly Due Date in order to keep the Guaranteed Minimum Income Payment in effect.

                      Scheduled Purchase Payment -- The monthly Purchase Payment we require on the Monthly Due Date to ensure that the Scheduled Installment for that month is paid. This amount is shown on your contract's data pages.

                      Subaccount -- A division of the Variable Account which invests exclusively in shares of the Total Return Fund of GE Investments Funds, Inc.

                      Subaccount Value -- The Subaccount Value is equal to:

                         . the sum of all Scheduled Installments made to the
                           Subaccount; plus

                         . amounts adjusted for the reinvestment of dividends;
                           plus or minus

                         . net capital gains or losses (realized or
                           unrealized); minus

                         . any contract charges (including any premium tax and
                           surrender charges assessed); plus or minus

                         . partial withdrawals repaid to or taken from the
                           Subaccount.

                      Surrender Value -- The value of the contract as of the date we receive your written request for surrender at our Service Center, less any applicable premium tax and surrender charge, if applicable.

                      Valuation Day -- Each day the New York Stock Exchange is open for regular trading, except for days that the Total Return Fund of GE Investments Funds, Inc. does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                      Variable Account -- GE Capital Life Separate Account II, a separate account we established to receive and invest the Scheduled Installments you make under this contract, in addition to amounts received from other variable annuity contracts we issue.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-------------------------------------------------------------------------------------------
  Surrender Charge (as a percentage of  Contract Year in which Surrender Charge (as a
   purchase payments withdrawn or       Surrender or Partial   Percentage of the Lesser of
   surrendered)                         Withdrawal is Made     Scheduled Installments Made
                                                               to Date, Not Previously
                                                               Withdrawn and the Amount
                                                               Withdrawn or Surrendered)/1/
                                        ---------------------------------------------------
                                                  1                         9%
                                                  2                         8%
                                                  3                         7%
                                                  4                         6%
                                                  5                         5%
                                                  6                         4%
                                                  7                         3%
                                                  8                         2%
                                             9 and after                    1%
-------------------------------------------------------------------------------------------
Annual Interest Rate Charged on                                             6%
 Scheduled Installments/2/
-------------------------------------------------------------------------------------------
Annual Interest Rate Charged on                                             6%
 Withdrawal Repayments/3/
-------------------------------------------------------------------------------------------
Monthly Billing Fee/4/                                                    $10.00
-------------------------------------------------------------------------------------------

                    /1/ Withdrawals repaid within 12 months are not considered withdrawals for the purposes of the surrender charge calculation. A surrender charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1 or Plan 2 (with a period certain of 10 or more years).

                    /2/ If a Scheduled Installment remains in default past the end of the applicable grace period, a charge will be assessed to the amount in default at an effective annual rate of 6%.

                    /3/ You must repay the amount of any withdrawals from the
                        Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. If any repayment of a withdrawal is not made by the Monthly Due Date next following the date of the partial withdrawal, you will be assessed a charge at an effective annual rate of 6% on the total amount withdrawn from the Subaccount, not yet repaid.

                    /4/ A $10.00 monthly billing fee will be assessed with all direct billed Scheduled Purchase Payments. This $10.00 fee is in addition to any required Scheduled Purchase Payment. The $10.00 monthly billing fee is taken prior to allocation of assets in the Subaccount.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

            Periodic Charges Other Than Portfolio Expenses
            --------------------------------------------------------
            Variable Account Annual Expenses (as a percentage
             of your average daily net assets in the Variable
             Account)
            --------------------------------------------------------
             Mortality and Expense Risk Charge                 1.35%
            --------------------------------------------------------
             Administrative Expense Charge                     0.15%
            --------------------------------------------------------
            Maximum Total Variable Account Annual Expenses     1.50%
            --------------------------------------------------------

                      The next item shows the total operating expenses charged by the Total Return Fund of GE Investments Funds, Inc. that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses for the Total Return Fund of GE Investments Funds, Inc. is contained in its prospectus.


           Annual Portfolio Expenses
           ----------------------------------------------------------

           (Expenses that are deducted from Portfolio
            assets, including management fees, and other
            expenses)                                           0.57%
           ----------------------------------------------------------




                      The expenses for the Portfolio are deducted by the Portfolio before it provides us with the daily net asset values. We then deduct the Variable Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. Management fees and other expenses for the Total Return Fund of GE Investments Funds, Inc. are more fully described in its prospectus. Information relating to the Portfolio was provided by the Portfolio and not independently verified by us.

EXAMPLES The Examples are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs included owner transaction expenses, contract and optional rider charges, and fees and expenses for the Total Return Fund of GE Investments Funds, Inc.

                      The Examples show the dollar amount of expenses that would bear directly or indirectly if you:

                         . invested $10,000 in the contract for time period
                           indicated;

                         . earned a 5% annual return on your investment; and

                         . surrendered your contract at the end of the stated
                           time period.

                      As this is an Example, your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender or annuitization of the contract.


                                       1 Year    3 Years   5 Years  10 Years
                                      --------- --------- --------- ---------
  Costs Based on Annual Portfolio
    Expenses                          $1,120.03 $1,358.74 $1,623.53 $2,510.04
  ---------------------------------------------------------------------------


                      The next Example uses the same assumptions as the prior Example, except that it assumes that you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                        1 Year  3 Years  5 Years  10 Years
                                        ------- ------- --------- ---------
    Costs Based on Annual Portfolio
      Expenses                          $220.03 $658.74 $1,123.53 $2,410.04
    -----------------------------------------------------------------------


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5% which is not guaranteed. The above Examples assume:

                         . total Variable Account annual expenses of 1.50%
                           (deducted daily at an effective annual rate of the assets in the Variable Account); and

                         . a $10.00 billing fee (charged with the initial
                           investment, but subtracted prior to allocation of assets to the Subaccount).

                      Deductions for premium taxes are not reflected, but may apply.

Synopsis

                      How does this contract work? The contract permits you to make Purchase Payments during the Accumulation Period. During this period, we invest your Purchase Payments in the Subaccount, or in the Guarantee Account. Amounts allocated to the Guarantee Account may not be greater than 13 Scheduled Installments.

                      Purchase Payments received will be allocated as follows:

                        (1) Any Scheduled Purchase Payment made on or after the
                            Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount.

                        (2) Any Scheduled Purchase Payment made for purposes of
                            satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date, will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Scheduled Purchase Payment will be transferred to the Subaccount.

                        (3) Any Purchase Payment received that is in an amount
                            greater than one monthly Scheduled Installment but no greater than an amount which would cause the assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account.


                      On the Annuity Commencement Date, we apply your Contract Value to purchase a series of Income Payments (sometimes known as annuity payments). In turn, the Income Payments will be made to you each month. Each monthly Income Payment during an Annuity Year is equal in amount. Because we base the Income Payments on Subaccount performance, the amount of the payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Minimum Income Payment, provided all contractual requirements have been satisfied for receipt of those guaranteed payments. (See "The Contract", the "Benefits at Annuity Commencement Date" and the "Guaranteed Minimum Income Payments" provisions in this prospectus.)


                      Investments in the Subaccount vary with the investment performance of the Total Return Fund of the GE Investments Funds, Inc. Over time, we transfer Purchase Payments temporarily allocated to the Guarantee Account, including any interest earned, to the Subaccount.

                      Certain features described in this prospectus may vary from your contract. Please refer to your contract for those benefits that apply specifically to you.

                      What are the Guaranteed Minimum Income Payments? The contract offers you guaranteed periodic annuity benefits that can protect against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date selected at the time of application; the Annuity Commencement Date must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.


                      Should you miss a Scheduled Installment, you may still meet the requirement for making Scheduled Installments by:


                        (1) paying any missed Scheduled Installment(s) and any
                            missed monthly billing fee(s), with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued); and


                        (2) making no more than 24 Scheduled Installments over
                            the life of the contract outside of the grace period (the grace period is 30 days after the date each Scheduled Installment is due).


                      Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract (see the "Guaranteed Minimum Income Payments" section in this prospectus for additional information). If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you will lose your right to Guaranteed Minimum Income Payments.




                      What happens if the right to Guaranteed Minimum Income Payments is lost? If you do not maintain the right to Guaranteed Minimum Income Payments by meeting the contractual requirements as outlined above:

                        (1) you remain subject to the Purchase Payment
                            limitations under the contract (i.e., you may not make payments in excess of all your original Scheduled Installment amounts); and

                        (2) you will NOT have Guaranteed Minimum Income
                            Payments when you annuitize the contract.

                      What are Scheduled Installments? When we issue the contract, you establish your Annuity Commencement Date, (which must be a date at least 10 years from the date the contract is issued) and we will establish a schedule of monthly payments to the Subaccount (called Scheduled Installments) during the Accumulation Period. Once established, the amount and frequency of Scheduled Installments cannot be changed.


                      When you apply for a contract, you provide us with:

                         . the length of the Accumulation Period you desire.
                           The Accumulation Period must be at least 10 years;

                         . the minimum number of years (between 10 and 50, in
                           five year increments) for which you would like income payments to be made; and

                         . one of the following items of information:

                             -- the amount of the Guaranteed Minimum Income
                                Payment you want; or

                             -- how much you want to pay per month.

                      We use this information to establish your Scheduled Installments.




                      Your Annuity Commencement Date must be at least 10 years from the date your contract is issued. However, you may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge will apply unless you elect Optional Payment Plan 1 or Plan 2 (with a period certain of 10 or more years). Your surrender charges will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1 or 2 (with a period certain of 10 or more years). If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Service Center.


                      How do I pay the Scheduled Installments? You may pay Scheduled Installments by making:

                         . Scheduled Purchase Payments (Scheduled Purchase
                           Payments may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments);

                         . transfers from another variable deferred annuity
                           contract issued by GE Capital Life Assurance Company of New York (or one of its affiliated companies) under an approved Annuity Cross Funding Program; or

                         . a combination thereof.

                      See the "Scheduled Purchase Payments" and the "Annuity Cross Funding Program" provisions in this prospectus.

                      By paying the Scheduled Purchase Payments on time, you ensure that the Scheduled Installments are met and your right to Guaranteed Minimum Income Payments is not lost.

                      You should not purchase the contract described in this prospectus if you believe that you may not be able to make all of the Scheduled Installments.


                      May I pay my Scheduled Purchase Payments automatically? You may use electronic fund transfers to make your monthly Scheduled Purchase Payments. If you do not use electronic fund transfers for your Scheduled Purchase Payments, we will charge you a $10.00 per month billing charge. See "The Contract" provision in this prospectus.


                      How does it work if I make more than one Scheduled Installment at a time? Although we designed the contract as a scheduled purchase payment contract, you may make multiple scheduled purchase payments provided such amount does not exceed an amount equal to 13 months of Scheduled Installments. Any amount paid that is greater than one Scheduled Installment will be allocated to the Guarantee Account. These payments will, in turn, be used to make your monthly Scheduled Installments for the number of months the payment received will allow. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 monthly Scheduled Installments at any one time.

                      For example, if you make a payment that is equal to 13 months of your Scheduled Installments and five months later (after five Scheduled Installments have been transferred from the Guarantee Account to the Subaccount) you wish to make another subsequent purchase payment, you may only make a purchase payment equal to or less than five Scheduled Installments.

                      Is the contract available as a Qualified Contract or a Non-Qualified Contract? We designed the contract for use in connection with certain types of retirement plans that receive favorable treatment under the Code ("Qualified Contracts"). This contract is also available in connection with retirement plans that do not qualify for such favorable treatment under the Code. Such contracts are referred to throughout this prospectus as "Non-Qualified Contracts." The information regarding the tax treatment of the contracts generally applies to Non-Qualified Contracts. Different rules and regulations may apply to contracts issued as Qualified Contracts. Please consult a qualified tax adviser for additional information.


                      What Surrender Charges are associated with the contract? If you surrender your contract or take partial withdrawals before your Annuity Commencement Date, we may assess a surrender charge.

                      For amounts partially withdrawn or surrendered from the contract, we will assess a surrender charge. We will determine this charge by assuming that the amount being withdrawn on the date of the partial withdrawal or surrender comes entirely from Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months from the date withdrawn are not considered withdrawals for purposes of the surrender charge calculation). Depending upon the Contract Year of your partial withdrawal or surrender, the surrender charge will be anywhere from 9% to 1% of the lesser of:

                            (1) Scheduled Installments made to date and not
                                previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

                            (2) the amount withdrawn.

                      We may waive the surrender charge if you apply your Contract Value upon surrender to certain available Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

                      Are there any other charges? We assess a daily charge, equal to an effective annual rate of 1.50%, against the average daily net assets of the Subaccount. This charge consists of a 0.15% administrative expense charge and a 1.35% mortality and expense risk charge.


                      A $10.00 monthly billing fee will be assessed with all direct billed Scheduled Purchase Payments.



                      If state premium taxes are assessed, we will deduct any state assessed premium taxes either:


                         . at the time your contract incurs such taxes;

                         . at surrender or distribution of the contract; or

                         . at any other time we choose.

                      Premium taxes may be taken from Purchase Payments or from proceeds at surrender, at the time of a partial withdrawal, annuitization, or death, as applicable. State premium taxes are based on the residence of the Owner at the time the tax is assessed. See the "Charges and Other Deductions" provision in this prospectus.


                      The Total Return Fund of GE Investments Funds, Inc. also has certain expenses. These include management fees and other expenses associated with its daily operations. See the provision entitled "Annual Expenses -- Total Return Fund of GE Investments Funds, Inc." in this prospectus. In addition, these expenses are more fully described in the prospectus for the Total Return Fund of GE Investments Funds, Inc.

                      For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contract" provision in this prospectus.


                      How do you calculate my monthly Income Payments? We will pay you a monthly income for life with a guaranteed minimum period beginning on the Annuity Commencement Date, provided the Annuitant is still living. The amount of your Income Payments depends on:


                         . your Contract Value;

                         . whether you are receiving Guaranteed Minimum Income
                           Payments;

                         . the age and gender of the Annuitant(s); and

                         . the specific payment plan you choose.

                      See the "Benefits at Annuity Commencement Date" provision in this prospectus.

                      What happens if an Owner dies before the Annuity Commencement Date? If any Owner dies before the Annuity Commencement Date while the contract is in force, the Joint Owner, if any becomes the sole Owner of the contract. If there is no Joint Owner, the Designated Beneficiary becomes the sole Owner of the contract. Certain distribution rules imposed by Federal tax law also will apply. However, spouses who are Designated Beneficiaries and not Joint Annuitants are not permitted spousal continuation of the contract. Under such circumstances, the distribution rules for non-spousal beneficiaries will apply. We may pay a Death Benefit to the Designated Beneficiary. See "The Death Benefit" provision in this prospectus.

                      May I surrender the contract or take a partial withdrawal? You may surrender the contract for its Surrender Value at any time before the Annuity Commencement Date. In addition, you may take partial withdrawals of at least $100 from Contract Value. If you surrender the contract or take a partial withdrawal, we may assess a surrender charge. Partial withdrawals will be made first from the Guarantee Account, then the Subaccount, unless you request otherwise.


                      You may also surrender your contract on the Annuity Commencement Date for the Contract Value as of that Valuation Day, but without any surrender charge. In order to receive the lump sum payment, you must notify us at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. You may be subject to income tax, and a 10% IRS penalty tax if you are younger than age 59 1/2 at the time of the partial withdrawal or surrender. A surrender or a partial withdrawal may also be subject to income tax withholding. In addition, taking a lump sum payment in lieu of annuity payments may have adverse tax consequences. See the "Federal Tax Matters" provision in this prospectus.


                      You must repay the amount of each partial withdrawal from the Subaccount (including any interest on the amount received at an effective annual rate of 6%), within one year of the partial withdrawal, but no later than the Annuity Commencement Date to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. Interest will be assessed from the date of the partial withdrawal to the date we receive full repayment.

                      If you repay the amount of each partial withdrawal received from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge we assessed when you took the partial withdrawal. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the Valuation Day your repayment of the partial withdrawal is received. (If your repayment of the partial withdrawal is received on a day when the New York Stock Exchange is not open or the Portfolio is not valuing its shares, we will allocate your repayment to the Subaccount on the next Valuation Day.) Because of this reimbursement, all subsequent amounts distributed from the Subaccount will be subject to a surrender charge.

                       For example:

                       Assume you have made Scheduled Installments of $18,000 during the first Contract Year and your Contract Value is $20,000 (all of which is allocated to the Subaccount) and you then request to take a partial withdrawal of $10,000 on May 1, 2004.

                       You will receive $9,100 assuming no premium taxes or income taxes are withheld. A surrender charge of $900 ($10,000 x 9%) will be withheld by us. To reinstate your Guaranteed Minimum Income Payment, you must pay to us $9,100 plus interest at a rate of 6% before May 1, 2005 (in addition to paying your regularly Scheduled Installments).

                       On August 1, 2004 you repay $5,000 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $5,000 plus $494.51 ($900 x $5,000/$9100). Then on December 1, 2004 you repay the remaining $4,100 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $4,100 plus $405.49 ($900 x $4100/$9100).

                      Partial withdrawals from the Guarantee Account do not have to be repaid to receive your Guaranteed Minimum Income Payment. In addition, partial withdrawals may reduce your Death Benefit. See "The Death Benefit" provision in this prospectus.

                      For more information on surrenders and partial withdrawals, see the "Surrenders and Partial Withdrawals" provision in this prospectus.

                      Do I have a refund or return privilege? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus and have us cancel the contract within 15 days after its delivery (or longer if required by applicable law).


                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your contract with your written request to cancel. Upon receipt of such information, we will send you a refund equal to your Contract Value plus any deductions we have made from your Purchase Payments before their allocation to the Contract. See the "Additional Information -- Return Privilege" provision in this prospectus.


                      See "The Contract" and the "Annuity Cross Funding Program" provisions in this prospectus for additional information.

Condensed Financial Information





                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Total Return Fund of GE Investments Funds, Inc. and the assessment of Variable Account charges. The Accumulation Unit value information for Accumulation Units outstanding for the period ended December 31, 2003 are as follows:



                                                              Number of
                            Accumulation Unit  Accumulation  Accumulation
                            Value at Beginning Unit Value at Units at End
         Subaccount             of Period      End of Period  of Period   Year
 -----------------------------------------------------------------------------
 GE Investments Funds, Inc.
  Total Return Fund               10.00            10.91          --      2003


Investment Results

                      At times, the Variable Account may present its investment results or compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher.


                      Total returns assume an initial investment of $1,000 and include the reinvestment of all dividends and capital gains of the Total Return Fund of GE Investments Funds, Inc. and the deduction of Portfolio charges and expenses, the contract's mortality and expense risk charge and the administrative expense charge. Standardized total returns also reflect surrender charges and a $10.00 billing fee. Non-standardized returns do not reflect charges for the $10.00 billing fee. Premium taxes are not reflected in any of the calculations, but may apply. See the "Appendix" in this prospectus and the Statement of Additional Information for further information.

Financial Statements


                      The financial statements for the Company and the Variable Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.


The Company

                      We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer life insurance policies and annuity contracts. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. GNA Corporation, Capital Brokerage Corporation, GE Financial Assurance Holdings, Inc. and GE Investments Funds, Inc. are affiliates of the Company.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Variable Account

                      We established the Variable Account as a separate investment account on April 1, 1996. The Variable Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Variable Account to support the contract as well as for other purposes permitted by law.

                      Currently, only one Subaccount of the Variable Account is available under the contract. The Subaccount invests exclusively in shares of the Total Return Fund of GE Investments Funds, Inc. (other variable investment options may be available through an available Annuity Cross Funding Program. See the "Annuity Cross Funding" provision in this prospectus).

                      The assets of the Variable Account belong to us. Nonetheless, we do not charge the assets in the Variable Account with liabilities arising out of any other business which we may conduct. The assets of the Variable Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Variable Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Variable Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC. You assume the full investment risk for all amounts you allocate to the Variable Account.


THE SUBACCOUNT        There is one Subaccount of the Variable Account which
AND THE TOTAL         corresponds to the Total Return Fund of GE Investments
RETURN FUND OF        Funds, Inc. offered in the contract. The Total Return
GE INVESTMENTS        Fund of GE Investments Funds, Inc. is registered with the
FUNDS, INC.           SEC as an open-end management investment company under
                      the 1940 Act.

                      Before investing in the contract, carefully read the prospectus for the Total Return Fund of GE Investments Funds, Inc., along with this prospectus. We summarize the investment objective of the Total Return Fund of GE Investments Funds, Inc. in the following paragraph. There is no assurance that the Total Return Fund of GE Investments Funds, Inc. will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Total Return Fund of GE Investments Funds, Inc.

                      The investment objective and adviser to the Total Return Fund of GE Investments Funds, Inc. is as follows:


      Investment Objective                            Adviser
      --------------------------------------------------------------------
      Seeks to provide the highest total  GE Asset Management Incorporated return, composed of current income
      and capital appreciation, as is
      consistent with prudent investment
      risk.
      --------------------------------------------------------------------


                      We will purchase shares of the Total Return Fund of GE Investments Funds, Inc. at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the Total Return Fund of GE Investments Funds, Inc. at net asset value to pay Death Benefits, surrender proceeds, and partial withdrawals, to make Income Payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Total Return Fund of GE Investments Funds, Inc. in shares of the Total Return Fund of GE Investments Funds, Inc. at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the Total Return Fund of GE Investments Funds, Inc. to Owners as additional units, but instead reflect them in unit values.

                      Shares of the Total Return Fund of GE Investments Funds, Inc. are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When the Total Return Fund of GE Investments Funds, Inc. sells its shares both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When the Total Return Fund of GE Investments Funds, Inc. sells its shares to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      The Total Return Fund of GE Investments Funds, Inc. may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in the Total Return Fund of GE Investments Funds, Inc. could conflict. The Board of Directors of the Total Return Fund of GE Investments Funds, Inc. will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the Total Return Fund of GE Investments Funds, Inc. for additional information.

VOTING RIGHTS         As required by law, we will vote shares of the Total
                      Return Fund of GE Investments Funds, Inc. held in the
                      Variable Account at special shareholder meetings based on instructions from you. The voting will be done in accordance with your instructions if you have Subaccount value or are receiving variable Income Payments. However, if the law changes and we are allowed to vote in our own right, we may elect to do so.


                      Before Income Payments begin, we will determine the number of votes which an Owner has the right to cast by dividing the value in the Subaccount by the net asset value of the Total Return Fund of GE Investments Funds, Inc. In determining the number of votes, we will recognize fractional shares. On or after Income Payments begin, an Owner's voting interest, if any, is determined by dividing the dollar value of the liability for future variable Income Payments to be paid from the Subaccount by the net asset value of the Total Return Fund of GE Investments Funds, Inc. We will designate a date for this determination not more than 90 days before the shareholder meeting.


                      We will vote shares of the Total Return Fund of GE Investments Funds, Inc. for which no timely instructions are received in the same proportion as those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

                      Whenever the Total Return Fund of GE Investments Funds, Inc. calls a shareholder meeting, Owners with voting interests in the Total Return Fund of GE Investments Funds, Inc. will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Total Return Fund of GE Investments Funds, Inc. will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      Since the Total Return Fund of GE Investments Funds, Inc. may engage in shared funding, other persons or entities besides us may vote shares of the Total Return Fund of GE Investments Funds, Inc.

CHANGES TO THE        We reserve the right, within the law, to make additions,
VARIABLE              deletions and substitutions for the Total Return Fund of
ACCOUNT AND           GE Investments Funds, Inc. We may substitute shares of
THE                   other portfolios for shares already purchased, or to be
SUBACCOUNT            purchased in the future, under the contract. This
                      substitution might occur if shares of the Total Return
                      Fund of GE Investments Funds, Inc. should no longer be available, or if investment in the Total Return Fund of GE Investments Funds, Inc. should become inappropriate for the purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the Total Return Fund of GE Investments
                      Funds, Inc., and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the current investment option, however, we reserve our right to do so should the current investment option become inappropriate to maintain the guarantees under the contract. We will only substitute the current investment with an equity based investment option should we exercise our right to substitute the current investment option in the future.
                      No substitution or deletion will be made to the contract without prior notice to you and before any necessary approval of the SEC in accordance with the 1940 Act.

                      We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc., or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary approval of the SEC. Not all subaccounts may be available to all classes of contracts.

                      If permitted by law, we may deregister the Variable Account under the 1940 Act in the event such registration is no longer required; manage the Variable Account under the direction of a committee; or combine the Variable Account with one of our other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.

The Guarantee Account



                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to our separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets in the General Account are chargeable with liabilities arising out of any business we may conduct.


                      Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures, or lack thereof, relating to the interests in the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

                      We allocate Scheduled Purchase Payments received in advance of the Monthly Due Date to the Guarantee Account. We then will transfer the required amount to fund the Scheduled Installment to the Subaccount as of the Monthly Due Date.


                      In addition, any Purchase Payment received that is in an amount greater than one monthly Scheduled Installment but no greater than an amount which would cause your assets in the Guarantee Account to exceed an amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account.


                      We determine the interest rates credited to assets in the Guarantee Account at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in the future, however, the interest rates credited will be at least the guaranteed interest rate shown in your contract.

The Contract

                      The contract is a scheduled purchase payment variable deferred annuity contract. We describe your rights and benefits below and in the contract.

PURCHASING A          You may purchase a contract through an authorized sales
CONTRACT              representative. The sales representative will send your
                      completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers will prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contract" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial Purchase Payment, no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five business days. If the application cannot be completed within those five days, we will inform you of the reasons, and will return your initial Purchase Payment immediately (unless you specifically authorize us to keep the initial Purchase Payment until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two business days. Scheduled Purchase Payments will be applied to the Subaccount. Any amount received that is greater than one monthly Scheduled Installment amount but no greater than an amount causing your assets in the Guarantee Account to exceed 13 monthly Scheduled Installments will be allocated to the Guarantee Account. Any amount received that exceeds the amount permitted under the contract will be returned to you within 7 days. The date we apply the initial Purchase Payment becomes the Contract Date. We will apply any additional Purchase Payments received after the Contract Date on the Valuation Day on which they are received.

                      To apply for a contract, you must be of legal age in the State of New York. The person(s) designated as the Annuitant(s) must be younger than age 71.

                      We may sell the contract as Non-Qualified, as well as for use with certain qualified retirement plans. Please be aware that if you are purchasing the contract for use with a qualified retirement plan, the contract includes features such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. Please consult a tax adviser to determine whether this contract is an appropriate investment for the qualified retirement plan.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract or variable life insurance policy for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract or life insurance policy to make Scheduled

                      Purchase Payments or subsequent Purchase Payments (provided the amount received from the 1035 exchange does not exceed 13 months of Scheduled Installments). Before making an exchange to acquire this contract, you should carefully compare this product to your current contract or policy. Your may have to pay a surrender charge under your current contract or policy to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract or policy. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange your current contract or policy for this contract unless you determine, after evaluating all of the facts, that the exchange in your best interest. Please note that the person who sells you this contract will generally earn a commission.

OWNERSHIP             As Owner(s), you have all the rights under the contract,
                      subject to the rights of any irrevocable beneficiary.
                      Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.

                      Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. Joint Owners added after the Contract Date must be spouses. We may require additional information, such as a copy of your marriage certificate, if Joint Ownership is requested after the Contract Date. During the Annuitant(s)'s life, you can change any non-natural Owner to another non-natural Owner.


                      Except for non-natural Owners, an Owner must be an Annuitant. Therefore, if two natural persons are Joint Owners, they must be Joint Annuitants, unless the contract is issued as an IRA. If the contract is issued as an IRA, there may only be one Owner, but there may be Joint Annuitants provided one of the Joint Annuitants is also the Owner. You cannot change the Annuitant(s) without our consent. If any Owner is not a natural person, a Joint Annuitant cannot be added or removed after the contract is issued.


                      If you purchase this contract with a flexible purchase payment variable deferred annuity contract issued by the Company ("Funding Annuity") pursuant to an "Annuity Cross Funding Program", the Owner and Joint Owner (if applicable), Annuitant and Joint

                      Annuitant (if applicable) of this contract, must be the same as the Owner or Joint Owner (if applicable), Annuitant and Joint Annuitant (if applicable) of the Funding Annuity. (See the "Annuity Cross Funding Program" provision.)


ASSIGNMENT            An Owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract as collateral security for a loan. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.


                      Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.


                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% loss of the amount included in gross income.


                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.


GUARANTEED            The contract offers you guaranteed periodic annuity
MINIMUM               benefits that can protect your investment against the
INCOME                adverse results of poor Subaccount performance. If you
PAYMENTS              make all Scheduled Installments on time and pay back the
                      amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement
                      Date which must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each Monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

                      Should you miss a Scheduled Installment, you may still meet the requirements for making Scheduled Installments:



                        (1) if you pay any missed Scheduled Installment(s) and
                            any missed monthly billing fee(s), with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued); and


                        (2) you make no more than 24 Scheduled Installments
                            over the life of the contract outside of the grace period (within 30 days after the date each Scheduled Installment is due).


                      Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract (see the "Guaranteed Minimum Income Payments" section for additional information). If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you will still receive Income Payments on the Annuity Commencement Date, but you will lose your right to the guaranteed minimum.


PURCHASE              General.  Purchase Payments received will be allocated as
PAYMENTS              follows:

                        (1) Any Scheduled Purchase Payment made on or after the
                            Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount.

                        (2) Any Scheduled Purchase Payment made for purposes of
                            satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Purchase Payment will be transferred to the Subaccount.

                        (3) Any Purchase Payment received that is in an amount
                            greater than one monthly Scheduled Installment but no greater than an amount which would cause the assets in the Guarantee Account to be greater than that amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account.

                      Transfers or payments to the Subaccount cannot be greater than the Scheduled Installment amount. Scheduled Installments can be made by:

                        (1) Scheduled Purchase Payments;

                        (2) transfers from the Guarantee Account (Purchase
                            Payments made to the Guarantee Account may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments);


                        (3) transfers from another flexible purchase payment
                            variable deferred annuity contract issued by GE Capital Life Assurance Company of New York (or one of its affiliated companies) under an approved Annuity Cross Funding Program; or


                        (4) a combination of any of the above.

                      The total Purchase Payments for all contracts issued to any one Owner and/or Annuitant cannot exceed $2,000,000 without prior approval from the Company.

                      Establishing Scheduled Installments. We determine your right to receive the Guaranteed Minimum Income Payments in part, by the timely payment of the Scheduled Installments. Scheduled Installments are the monthly investments that you must make to the Subaccount during the Accumulation Period of your contract.

                      We establish the amount and number of Scheduled Installments when we issue your contract. Once established, the number and amount of the monthly Scheduled Installments cannot be changed. The amount and number of monthly Scheduled Installments depends in part on the amount of Guaranteed Minimum Income Payments and the Annuity Commencement Date you request at the time of application.


                      Guaranteed Minimum Income Payments and Amount of Scheduled Installments. The Guaranteed Minimum Income Payment is the minimum Monthly Income Payment we promise to pay beginning on the Annuity Commencement Date (the Annuity Commencement Date must be selected at the time of application and must be a date at least 10 years from the date the contract is issued) and continuing for the lifetime of the Annuitant(s) (or, if such Annuitant(s) dies before the end of a certain stated number of years, for that number of years) provided you have met the conditions necessary to receive the payments.



                      In the event that an Owner marries after we issue the contract, upon our approval, he or she may add their spouse as a Joint Owner and/or Joint Annuitant before the Annuity Commencement Date. If we approve the change, the amount and duration of your Scheduled Installments will not change; however, we will reduce the amount of your Guaranteed Minimum Income Payments because we expect to make such payments for a longer period of time (i.e., until the death of the last surviving spouse). The Guaranteed Minimum Income Payments will be reduced as if the spousal Joint Owner was added to the contract on the Contract Date. In addition, if you purchase this contract pursuant to an Annuity Cross Funding Program, the Owner, Joint Owner (if applicable), Annuitant, and Joint Annuitant (if applicable) of this contract, must be the same as the Owner, Joint Owner (if applicable), Annuitant and Joint Annuitant (if applicable) of the Funding Annuity. (See the "Annuity Cross Funding Program" provision of this prospectus.)


                      When you apply for a contract, your application must provide us with:


                         . the Annuity Commencement Date (which may not be
                           changed after the contract is issued);


                         . the age (and for Non-Qualified Contracts, the
                           gender) of the Annuitant(s);

                         . the Accumulation Period (the Accumulation Period
                           must be at least 10 years);


                         . the minimum number of years (between 10 and 50, in
                           five year increments) for which you would like Income Payments to be made; and


                         . one of the following items of information:

                             -- the amount of the Guaranteed Minimum Income
                                Payment you want; or

                             -- how much you want to pay in Scheduled Purchase
                                Payments.

                      With either item of information, we can determine the other item.




                      You may not change your Annuity Commencement Date after your contract is issued. Your Annuity Commencement Date must be at least 10 years from the date the contract is issued.


                      When we compute the amount of your Guaranteed Minimum Income Payments that your Scheduled Installments purchase, we consider a number of factors, including:

                        .  expected mortality;

                        .  persistency;

                        .  length of Accumulation Period;

                        .  length of certain period;

                        .  expected investment performance; and

                        . length of maintenance, acquisition and distribution expenses.

                      Most of these factors may vary from one Owner and/or one market to another. Of the factors listed, the ones most likely to vary by market are: expected mortality, expected persistency, as well as acquisition and distribution expenses.

                      Mortality is dependent on many things, including age, gender, occupation, smoking status, socio-economic status, marital status, place of residence, etc. Age and gender are expressly reflected in the calculation of the Guaranteed Minimum Income Payment.

                      Persistency is also (or can be) impacted by age, occupation, socio-economic status, marital status, etc. Persistency is not directly used in the calculation of the Guaranteed Minimum Income Payment but is an important consideration in the pricing process that determines the level of Guaranteed Minimum Income Payment we can offer.

                      Acquisition and distribution expenses vary by the market in which the contract is sold, e.g. a group sale generally has lower distribution costs per dollar of Purchase Payment than an equivalent number of individual sales. Distribution expenses are not directly reflected in the calculation of the Guaranteed Minimum Income Payment but are an important consideration in the pricing process.

                      We will not necessarily reflect any or all of these factors in determining the Guaranteed Minimum Income Payment formula for a given market. We reserve the right to recognize the impact of these differences should we sell into markets that are homogeneous with respect to one or more of the factors.


                      Once your contract is issued and your Guaranteed Minimum Income Payments determined, the amount and number of Scheduled Installments determined necessary to obtain your Guaranteed Minimum Income Payments will not change.


                      See the "Guaranteed Minimum Income Payments" provision in this prospectus.

                      Making Scheduled Installments. You must make Scheduled Installments on the Monthly Due Date. The minimum monthly Scheduled Installment is $100. You may make Scheduled Installments to the Subaccount in one of the following ways:

                        (1) by making Scheduled Purchase Payments when due;

                        (2) by making transfers from the Guarantee Account
                            (Purchase Payments made to the Guarantee Account may not cause assets in the Guarantee Account to be greater than an amount equal to 13 months of Scheduled Installments);


                        (3) by transferring assets from another flexible
                            purchase payment variable deferred annuity contract issued by GE Capital Life Assurance Company of New York (or one of its affiliated companies) pursuant to an approved Annuity Cross Funding Program; or


                        (4) by any combination of the above.

                      We allocate a Scheduled Purchase Payment received before its Monthly Due Date to the Guarantee Account. We will transfer that early payment from the Guarantee Account to the Subaccount on the Monthly Due Date. In the event that we do not receive your Scheduled Purchase Payment on or before its Monthly Due Date, we will use any Guarantee Account value to make up the missed Scheduled Purchase Payment. If the Guarantee Account value is insufficient for this purpose and the 30-day grace period has expired, then that Scheduled Installment is considered missed.


ANNUITY               What is the Annuity Cross Funding Program?  This section
CROSS FUNDING         of the prospectus describes a program that may permit you
PROGRAM               (if you are eligible) to purchase a flexible purchase
                      payment variable deferred annuity contract issued by the Company and use it to make payments to this annuity contract. We refer to the program as the "Annuity Cross
                      Funding Program" because you take Systematic Withdrawals from flexible purchase payment variable deferred annuity
                      (referred to as the "Funding Annuity") to make payments to this contract.

                      Under the contract offered by this prospectus, the maximum amount that can be allocated to the Subaccount is the Scheduled Installment due on each Monthly Due Date. The Annuity Cross Funding Program is designed to provide you with additional variable investment options in which to allocate assets.


                      How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. The Funding Annuity used in the Annuity Cross Funding Program must be issued on the same date this contract is issued. In addition, the Annuity Commencement Date for the Funding Annuity and the Annuity Commencement Date for this contract must be the same date and not later than the date shown on the contract data page when the contract is issued. You may not change the Annuity Commencement Date on this contract once the contract is issued. However, the terms of the Funding Annuity may allow you to change the Annuity Commencement Date, but, if you change the Annuity Commencement Date on the Funding Annuity after the date the contract is issued, you will lose your right to Guaranteed Minimum Income Payments on this contract because the Annuity Commencement Dates are no longer the same.


                      Currently the Annuity Cross Funding Program permits you to allocate contract value you have in the Funding Annuity to this contract to the Subaccount in an amount not more than the monthly Scheduled Installment amount; you may request that monthly Scheduled Installments be made by a series of automatic monthly transfers.

                      You may not allocate contract value from the Funding Annuity to the Guarantee Account of this contract without our prior approval.

                      There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from the Funding Annuity cause the contract value in the Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Service Center. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under this contract if Scheduled Purchase Payments are not completed under the terms of this annuity contract.

                      The actual performance of a Funding Annuity may directly affect the amount of purchase payments that must be allocated to a Funding Annuity in order to make all required Scheduled Installments for this annuity contract. If the Subaccounts of the Funding Annuity in which assets are allocated do not perform as anticipated, it may be necessary to make additional purchase payments to either the Funding Annuity or this annuity so that the right to Guaranteed Minimum Income Payments upon annuitization is not lost.

                      Funding Annuities are offered by separate prospectuses. Only variable annuity contracts currently issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program may be purchased as a Funding Annuity. The Funding Annuity is not offered by this prospectus. The Funding Annuity is offered only by the current prospectus for the applicable Funding Annuity.


                      Funding Annuities are variable annuity contracts that may involve investment risk. As with other variable annuity contracts, amounts allocated to variable investment options under the Funding Annuity involve investment risk and you may lose some or all of such amounts, including amounts you may intend to transfer from the Funding Annuity to the Subaccount in the future to satisfy Scheduled Installment requirements. Funding Annuities may not offer guaranteed investment options, and the ability to transfer contract value from the Funding Annuity to the Guarantee Account under this contract may be subject to restrictions and/or limitations.



                      Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from the Funding Annuity to this contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this contract and the Funding Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from the Funding Annuity to this contract as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for the Funding Annuity once an Annuity Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, you should carefully consider your ability to make additional purchase payments, if necessary, with respect to the Funding Annuity. Changing the Annuity Commencement on the Funding Annuity will also cause you to lose your right to Guaranteed Minimum Income Payments under this contract.



                      Both contracts must have the same Owner, Joint Owner if any, and Annuitant (as well as Joint Annuitant, if any). The Beneficiaries need not be the same. Changing an Owner, Annuitant, or Beneficiary, if permitted by the contract, may have adverse tax consequences. You should consult a tax adviser before making such a change.


                      This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. Funding Annuities we offer may also provide a return privilege. You may choose to return either the Funding Annuity, this contract, or both contracts in accordance with the applicable return privilege. Returning either this contract or the Funding Annuity in accordance with the applicable return privilege without also returning the other contract may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

                      Transfers from this annuity to the Funding Annuity are not permitted. Transfers may be permitted from the Funding Annuity to this contract. Amounts may be transferred from the Funding Annuity to repay amounts withdrawn from the Subaccount under this contract.
                      Amounts transferred from the Funding Annuity to this annuity are not subject to surrender charges under the Funding Annuity, but amounts surrendered or partially withdrawn from the Funding Annuity may be subject to surrender charges. In addition, while surrender charges applicable to a Funding Annuity may decline over a certain period, amounts transferred from the Funding Annuity to this annuity may be subject to surrender charges upon a partial withdrawal or surrender. The surrender charge applicable to amounts transferred to this annuity may be higher than those applicable to such amounts had they remained invested in the Funding Annuity.

                      If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from the Funding Annuity or this annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this contract or the Funding Annuity will be affected by partial withdrawals or surrenders, as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this contract or the Funding Annuity while participating in an Annuity Cross Funding Program.

                      Death benefits will be calculated and paid separately in accordance with the provisions of this contract or the Funding Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

                      Annuity payments will be calculated and paid in accordance with the provisions of this contract and the Funding Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this contract and the Funding Annuity will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this contract and/or the Funding Annuity and before commuting any such annuity payments before the payment date for such payment.

                      This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this contract or a Funding Annuity in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Funding Annuity in connection with an Annuity Cross Funding Program.


GRACE PERIOD          Grace Period.  The contract permits a 30-day grace period
                      for the payment of each Scheduled Installment. This grace period begins the day after the Monthly Due Date for the Scheduled Installment. If the Scheduled Installment remains in default past the end of the grace period, an interest rate at an effective annual rate of 6% will be changed to all outstanding amounts. If the Scheduled
                      Installment(s) remains in default past 12 months from the original due date, you will lose the right to Guaranteed
                      Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).



REINSTATEMENT         Reinstatement.  We will notify you of any delinquent
                      payments on subsequent billing notices. In addition, if more than 9 months have passed from the date of the missed Scheduled Installment, we will send you a written notice once per month, up to the 12th month, that you are in danger of forfeiting your right to the Guaranteed
                      Minimum Income Payments. You may reinstate your right to the Guaranteed Minimum Income Payment by paying the missed Scheduled Installment(s), or the missing portion thereof, within the earlier of:


                        (1) one year of its Monthly Due Date; or

                        (2) the Annuity Commencement Date.


                      You also must pay us any monthly billing fee associated with the missed Scheduled Installment(s), as well as interest on both at an annual rate of 6%. Interest accrues from the date of the end of the grace period for the missed Scheduled Installment(s) (or portion thereof) until the date of the next Monthly Due Date following the receipt of the payment. We will notify you of the exact amount you owe.



                      We allocate Purchase Payments for the missed portion of the Scheduled Installments to the Subaccount as of the Valuation Day that we receive them.


                      We apply Purchase Payments representing less than the full amount owed in connection with a missed Scheduled Installment in the following order:

                        (1) to the missed portion of the Scheduled Installment;

                        (2) to any applicable monthly billing fees; and then

                        (3) interest.


                      If more than one Scheduled Installment is missed, we apply any Purchase Payment you make to pay the most recently missed Scheduled Installment (or portion thereof). We will reinstate your right to receive full Guaranteed Minimum Income Payments only after you have paid us all of your missed Scheduled Installments, all monthly billing fees, and any interest you owe on the foregoing. To retain your right to full Guaranteed Minimum Income Payments, you may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. If you fail to pay any Scheduled Installment with any applicable monthly billing fee, and interest that is charged on it within one year from its Monthly Due Date (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), you forfeit your right to receive the Guaranteed Minimum Income Payments and you cannot reinstate it, (but may still be eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract). See the "Guaranteed Minimum Income Payments" provision of this prospectus.



SCHEDULED             Scheduled Purchase Payments.  When we issue a contract,
PURCHASE              we will send you a contract data page which includes your
PAYMENTS              schedule of Scheduled Purchase Payments. The minimum
                      Scheduled Purchase Payment is $25.00.


                      You may make Scheduled Purchase Payments through automatic transfers from your bank account (i.e., electronic fund transfers). Doing this helps ensure that you will make your Scheduled Purchase Payments on the Monthly Due Date. If you do not use electronic fund transfers to make your Scheduled Purchase Payments, we charge a monthly fee of $10.00 for sending you monthly "bills" and manually processing the payments. This $10.00 fee is in addition to any required Scheduled Purchase Payment. The $10.00 fee is taken prior to the allocation of your Scheduled Purchase Payment to the Subaccount.

                      In addition, any Purchase Payment received that is in an amount greater than one monthly Scheduled Installment but no greater than an amount which would cause your assets in the Guarantee Account to exceed an amount equal to 13 months of Scheduled Installments will be allocated to the Guarantee Account. These payments will be used to make your monthly Scheduled Installments for the number of months the payments received will allow. Amounts allocated to the Guarantee Account can never be greater than an amount equal to 13 months Scheduled Installments at any one time.

                      We will return within 7 days of receipt, any Purchase Payment (or any portion thereof) that causes the amount allocated to the Guarantee Account to exceed 13 months of Scheduled Installments. The total Purchase Payments for all contracts issued to any one Owner cannot exceed $2,000,000 without prior approval from the Company.

                      Allocation of Purchase Payments. We allocate Scheduled Purchase Payments received on the Monthly Due Date, as well as any payments past due that we receive, directly to the Subaccount on the Valuation Day we receive such payment. We allocate any Scheduled Purchase Payment we receive before the Monthly Due Date to the Guarantee Account, and transfer that payment to the Subaccount as of the Monthly Due Date. Any amount received that is greater than your monthly Scheduled Purchase Payment will be allocated to the Guarantee Account. However, Purchase Payments received must not cause your assets allocated to the Guarantee Account to exceed an amount equal to 13 Scheduled Installments. Any amount received that causes the Guarantee Account to exceed 13 Scheduled Installments will be returned to you within 7 days of receipt. Amounts in the Guarantee Account will then be transferred systematically on a monthly basis to the Subaccount in the amount of your Scheduled Installments until your assets in the Guarantee Account are liquidated.

                      Purchase Payment Allocation Table


       Type of Payment          When Received           Where Allocated
  ---------------------------------------------------------------------------
  Scheduled Purchase         Monthly Due Date     Subaccount
  Payment or portion thereof
  ---------------------------------------------------------------------------
  Scheduled Purchase         Before Monthly Due   Guarantee Account
  Payment or portion thereof Date
  ---------------------------------------------------------------------------
  Scheduled Purchase         After Monthly Due    Subaccount for any past due
  Payment or portion thereof Date                 Scheduled Installment, then
                                                  Guarantee Account for
                                                  remainder
  ---------------------------------------------------------------------------
  Purchase Payment in an     On or After Contract Guarantee Account
  Amount Greater than        Date
  Scheduled Purchase
  Payment
  ---------------------------------------------------------------------------


VALUATION OF          Upon allocation or transfer to the Subaccount, we convert
ACCUMULATION          payments into Accumulation Units. We determine the number
UNITS                 of Accumulation Units credited by dividing the dollar
                      amount directed to the Subaccount by the value of an Accumulation Unit for the Subaccount on the Valuation Day on which the Scheduled Purchase Payment is invested in the Subaccount. Therefore, Scheduled Purchase Payments allocated to the Subaccount increase the number of Accumulation Units credited to the contract.


                      Partial withdrawals, surrenders, payment of a Death Benefit, and the application of Subaccount Value to acquire Monthly Income Payments on the Annuity Commencement Date all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.

                      The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount Value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the Total Return Fund of GE Investments Funds, Inc. from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a charge or credit for any reserved taxes, which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Total Return Fund of GE Investments Funds, Inc. because of the deduction of Variable Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Surrenders and Partial Withdrawals

                      We will allow the surrender of the contract or a partial withdrawal of your Contract Value, subject to the conditions set forth below.

                      You may take a partial withdrawal or surrender at any time before the Annuity Commencement Date. Partial withdrawals must be at least $100. A partial withdrawal or surrender is effective as of the Valuation Day we receive your request at our Service Center in a form acceptable to us. Unless you request otherwise, we will take any partial withdrawal:

                        (1) first from the Guarantee Account; and

                        (2) then from the Subaccount.

                      You may need to make Scheduled Purchase Payments when you otherwise would not if you take partial withdrawals from the Guarantee Account, since such amounts will no longer be available for monthly Scheduled Installments.


                      You may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge will apply unless you elect Optional Payment Plan 1 or Plan 2 (with a period certain of 10 or more years). Your surrender charge will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1 or 2 (with a period certain of 10 or more years). If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Service Center.



                      You may also surrender your contract on the Annuity Commencement Date (which must be a date at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender charge. In order to receive the lump sum payment, you must notify us at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.

                      Partial withdrawals and surrenders may be subject to surrender charges. When taking a partial withdrawal, any applicable surrender charge and any applicable premium tax will be taken from the amount withdrawn. See the "Charges and Other Deductions" provision in this prospectus. A partial withdrawal may also reduce the amount of your Death Benefit. See "The Death Benefit" provision in this prospectus.

                      We may delay making a payment if:

                        (1) the disposal or valuation of the Variable Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Variable
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since Owners will not have access to their account.


                      In addition, we are required by state law to reserve the right to defer payments from the Guarantee Account for partial withdrawals and surrenders for up to six months from the date we receive your payment request.



                      You may be subject to an ordinary income tax and a 10% IRS penalty tax, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal. A surrender or a partial withdrawal may also be subject to income tax withholding. See the "Federal Tax Matters" provision in this prospectus.


                      Telephone Withdrawals. You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Service Center. You only can surrender your contract by writing our Service Center.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

                         . requiring you or a third party you authorized to
                           provide some form of personal identification before we act on the telephone instructions;

                         . confirming the telephone transaction in writing to
                           you or a third party you authorized; and/or

                         . tape-recording telephone instructions.

                      If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals.

                      To request a telephone withdrawal, please call us at 1-800-313-5282.

                      Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is yours, your service provider's or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center at the address listed on page 1 of this prospectus.


                      Repayment of Partial Withdrawals of Subaccount Value. To remain eligible to receive Guaranteed Minimum Income Payments (or partial Guaranteed Minimum Income Payments if you are eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract), you must repay the amount of any withdrawal received from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date (such date must be a date at least 10 years from the date the contract is issued). If the repayment is not made by the Monthly Due Date next following the date of the partial withdrawal, we will charge you interest at an effective annual rate of 6% on the total amount withdrawn from the Subaccount.


                      It is important to understand that, because surrender charges may apply, the amount you receive from the Subaccount may not be the same as the amount we withdraw from the Subaccount. You must repay the amount you received from the Subaccount, any premium taxes paid on the partial withdrawal, plus interest. Therefore, the amount you repay includes:

                         . the amount you receive from the Subaccount; plus

                         . the amount of any premium taxes assessed on amounts
                           withdrawn from the Subaccount; plus

                         . interest we assess on the amount withdrawn from the
                           date of the partial withdrawal until the date of repayment.

                      We allocate any repayment (after deducting for interest) to the Subaccount as of the date we receive it. When you repay the amount of each partial withdrawal from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge taken for the repaid amount. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the same Valuation Day your repayment of the withdrawal is received.


                      You should consult your tax adviser concerning repayments as we consider repayments after deducting interest charges to be new Purchase Payments for tax purposes (i.e., if the repayment is withdrawn again, that partial withdrawal will be taxed). In addition, taking a partial withdrawal may subject you to an ordinary income tax, AND a 10% IRS penalty tax if you are younger than age 59 1/2 at the time the partial withdrawal is taken. You may be subject to the income tax and penalty tax EVEN IF YOU REPAY ALL AMOUNTS OUTSTANDING. Consequently, it is very important that you consult your tax adviser prior to taking any partial withdrawals.


                      If you take multiple partial withdrawals, we will apply repayments to the most recent partial withdrawal first.

                      Partial withdrawals from the Guarantee Account do not have to be repaid to maintain your right to Guaranteed Minimum Income Payments. Generally, taking partial withdrawals from the Guarantee Account will not affect your right to receive Guaranteed Minimum Income Payments. However taking partial withdrawals from the Guarantee Account may require you to make Scheduled Purchase Payments at times when you would otherwise not have to since such amounts will not be available for monthly Scheduled Installments. If such Scheduled Purchase Payments are not made, you will lose your right to receive the Guaranteed Minimum Income Payments.

                      Surrender Value. The amount payable on surrender of the contract is the Surrender Value as of the date we receive your surrender request in a form acceptable to us. The Surrender Value equals the Contract Value on the Valuation Day we receive your request, less any applicable surrender charge and any applicable premium tax charge. We will pay the Surrender Value in a lump sum, unless you elect one of the Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus. We may waive surrender charges upon surrender if you elect certain Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

Charges and Other Deductions

                      We will deduct the charges described below to cover our costs and expenses, the services provided, and our risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . monthly billing and electronic fund transfer
                           transactions;

                         . administering Income Payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . maintaining an internet service site; and

                         . providing toll-free inquiry services.

                      The risks we assume include:

                         . the risk that the Guaranteed Minimum Income Payments
                           will exceed the calculated variable Income Payments;

                         . the risk that the Death Benefit will be greater than
                           the Surrender Value;

                         . the risk that Annuitant(s) will live longer than we
                           assumed in calculating the contract guarantees (these guarantees are incorporated in the contract and cannot be changed); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER             We may assess a surrender charge (on payments allocated
CHARGES               to the Subaccount and the Guarantee Account) on partial
                      withdrawals or surrenders of Contract Value.

                      Unless we receive other instructions, we will first withdraw amounts from:

                        (1) the Guarantee Account; then

                        (2) from the Subaccount.

                      We will deduct any surrender charge from the amounts you withdraw.


                      Surrender Charge from assets in the Subaccount and the Guarantee Account. The surrender charge for amounts withdrawn or surrendered from the Subaccount and/or the Guarantee Account is a percentage of the lesser of:


                        (1) Scheduled Installments made to date and not
                            previously withdrawn (partial withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

                        (2) the amount withdrawn.

                      The surrender charge percentage is as follows:

                                             Surrender Charge
                                     (as a percentage of the lesser of
               Contract Year in       Scheduled Installments made to
          which Surrender or Partial date and not previously withdrawn
              Withdrawal is Made         and the amount withdrawn)
          ------------------------------------------------------------
                      1                              9%
                      2                              8%
                      3                              7%
                      4                              6%
                      5                              5%
                      6                              4%
                      7                              3%
                      8                              2%
                 9 and after                         1%
          ------------------------------------------------------------

                      Examples:


                       Assuming:

                          . you have made Purchase Payments of $18,000;

                          . your Contract Value is $20,000 ($17,000 in the
                            Subaccount and $3,000 in the Guarantee Account), $15,000 of which is from Scheduled Installments;

                          . you request a partial withdrawal of $10,000 in
                            Contract Year 5; and

                          . you are not eligible for reduced Guaranteed Minimum
                            Income Payments.

                       Your surrender charge will be $500 (the lesser of 5% of $10,000 and 5% of $15,000). We take the partial withdrawal from the Guarantee Account ($3,000) and from the Subaccount ($7,000). You will receive a net check of $9,500 assuming there are no premium taxes or income taxes withheld. To reinstate your Guaranteed Minimum Income Payment you must repay the $6,650 to the Subaccount within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $6,650 received) within 12 months of the partial withdrawal.

                      The following chart depicts the partial withdrawal.

                                                            Amount to
                                                            Reinstate
                                                            Guaranteed
                                                     Net     Minimum      Amount    Account
           Beginning           Remaining           Amount     Income      we add     Value
           Contract   Amount   Contract  Surrender Paid to   Payment      to the     After
 Account     Value   Withdrawn   Value    Charge     You   (+ Interest) Subaccount Repayment*
---------------------------------------------------------------------------------------------
Subaccount  $17,000   $ 7,000   $10,000   $(350)   $6,650     $6,650       $350     $17,000
                                                           (+ interest)
---------------------------------------------------------------------------------------------
Guarantee   $ 3,000   $ 3,000   $     0   $(150)   $2,850     $    0       $  0     $     0
Account
---------------------------------------------------------------------------------------------
Total       $20,000   $10,000   $10,000   $(500)   $9,500     $6,650       $350     $17,000
                                                           (+ interest)
---------------------------------------------------------------------------------------------

                      * Assuming no growth in the Subaccount.

                       However, if you withdraw $17,000, your surrender charge will be $750 (5% of $15,000). The remaining value in the Guarantee Account is $0 and the remaining value in the Subaccount is $3,000. You will receive a net check of $16,250 assuming there are no premium taxes or income taxes withheld. To reinstate your right to Guaranteed Minimum Income Payments you must repay to the Subaccount $13,400 within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $13,400 received) within 12 months of the partial withdrawal.

                       You will not be assessed a surrender charge on any amounts withdrawn greater than the amount of Scheduled Installments made.

                      Current market conditions may affect the impact of the surrender charges on your contract.

                       Assuming the amount of Scheduled Installments made to date equals $10,000, your Contract Value equals $20,000, and you fully surrender your contract in the third Contract Year, we would assess a surrender charge of $700 (7% of $10,000) with a net check to you of $19,300 assuming there are no premium taxes or income taxes withheld. However, if there is a market decline so your Contract Value is $9,000, and you request a full surrender, we would assess a surrender charge of $630 (the lesser of 7% of $9,000 and 7% of $10,000) with a net check to you of $8,370 assuming there are no premium taxes or income taxes withheld.
                      Waiver of Surrender Charges. We will waive all surrender charges if you surrender your contract and apply your Contract Value to one of the following Optional Payment
                      Plans:

                        (1) Plan 1 (Life Income with Period Certain); or

                        (2) Plan 2 (Joint Life and Survivor Income).

                      If you elect one of the above Optional Payment Plans, then the amount applied to the plan will be your Contract Value, minus any premium tax.

                      See the "Optional Payment Plans" provision in this prospectus.


                      In addition, you may also surrender your contract on the Annuity Commencement Date (which must be at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender charge. In order to receive the lump sum payment, you must notify us at our Service Center of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to your Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.


ASSET CHARGE          We deduct from the Subaccount an amount, computed daily,
                      equal to an effective annual rate of 1.50% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. The asset charge reduces the value of Accumulation Units and Annuity Units. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35%.


MONTHLY               If you do not make your Scheduled Purchase Payment by
BILLING FEE           means of an electronic fund transfer payment, we will
                      charge a $10.00 billing fee each month. We will add the monthly billing fee to the amount of your Scheduled
                      Purchase Payment, and deduct the charge from your payment before we apply that Scheduled Purchase Payment to the Subaccount.


DEDUCTIONS            We will deduct charges for any premium tax or other tax
FOR TAXES             levied by any governmental entity either from Purchase
                      Payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract
                      (proceeds include surrenders, partial withdrawals, annuity payments, and Death Benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. The amount of premium tax assessed depends upon the laws of the state in which you reside. The premium tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES         The Total Return Fund of GE Investments Funds, Inc.
AND DEDUCTIONS        incurs certain fees and expenses. To pay for these
                      charges, the Total Return Fund of GE Investments Funds,
                      Inc. makes deductions from its assets. The deductions are described more fully in the prospectus for the Total
                      Return Fund of GE Investments Funds, Inc.


                      We assess interest charges at an effective annual rate of 6% on any missed Scheduled Installment and a $10.00 monthly billing fee from the date of the missed Scheduled Installment to the date of repayment. In addition, we also assess interest at an annual effective rate of 6.0% on any partial withdrawal taken from the Subaccount. This interest is assessed from the date of the partial withdrawal until the date of the repayment. See "The Contract" and the "Surrenders and Partial Withdrawals" provisions in this prospectus.


                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to broker-dealers for selling the contracts. You do not directly pay these commissions, we do. We intend to recover the commissions, marketing, administrative and other expenses and the cost of contract benefits through fees and charges imposed under the contract. See the "Sales of the Contract" provision in this prospectus.

The Death Benefit


DEATH BENEFIT         If any Owner, other than a spousal Joint Owner (or
UPON DEATH OF         Annuitant, if the Owner is a non-natural person) dies
AN OWNER              before the Annuity Commencement Date, we will pay a Death
BEFORE THE            Benefit to the Designated Beneficiary. (See the "Required
ANNUITY               Distributions" provision in this prospectus.) The amount
COMMENCEMENT          of proceeds available is the Death Benefit.
DATE
                      We calculate the Death Benefit as of the Valuation Day that we receive due proof of death and all required forms at our Service Center. Until we receive due proof of death and all required forms, Purchase Payments, if received, will continue to be applied to the Guarantee
                      Account and/or the Subaccount, as appropriate. Further, until we receive complete written settlement instructions from the Designated Beneficiary, values adjusted for transfers will remain in the Variable Account and the Guarantee Account. The Death Benefit therefore will fluctuate with the performance of the Variable Account.

                      Upon receipt of due proof of death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to a finding of death) and all required forms, we will process the Death Benefit in accordance with your or your Designated Beneficiary's instructions, subject to distribution rules and termination of contract provisions described elsewhere.

                      Unless otherwise required to be distributed pursuant to the distribution rules stated below, we will pay Death Benefit proceeds in a lump sum unless you or your Designated Beneficiary elect one of our Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus.

DEATH BENEFIT         The Death Benefit equals the greater of:
AMOUNT
                         . the sum of Purchase Payments received minus partial
                           withdrawals as of the Valuation Day we receive due proof of death and all required forms at our Service Center; and

                         . the Contract Value as of the Valuation Day we
                           receive due proof of death and all required forms at our Service Center.

REQUIRED              In certain circumstances, federal tax law requires that
DISTRIBUTIONS         distributions be made under the contract upon the first
                      death of:

                         . an Owner or Joint Owner; or

                         . the Annuitant or Joint Annuitant, if any Owner is a
                           non-natural person (i.e., an entity, such as a trust or corporation).

                      The discussion below describes the methods available for distributing the value of the contract upon death.

                      At the death of any Owner (or any Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

                        (1) Owner or Joint Owner;

                        (2) Primary Beneficiary;

                        (3) Contingent Beneficiary; or

                        (4) Owner's estate.

                      If there is more than one Designated Beneficiary, we will treat each one separately in applying the distribution rules prescribed by the tax laws as briefly described in the "Distribution Rules" provision below.

DISTRIBUTION          The distributions required by federal tax law differ
RULES                 depending on whether the Designated Beneficiary is the
                      spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity). Upon receipt of due proof of death and all required forms, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed below.


                         . Spouses -- If the Designated Beneficiary is the
                           surviving spouse of the deceased, and a Joint Annuitant, except under certain types of Qualified Contracts, we will continue the contract in force with the surviving spouse as the new Owner and as the sole Annuitant. (For contracts issued as IRAs (or custodial IRAs), if the Designated Beneficiary is the surviving spouse of the deceased and the Joint Annuitant, then the surviving spouse (or the custodian for the benefit of the surviving spouse) may continue the contract.) At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. If the Designated Beneficiary is the surviving spouse of the deceased person but not a Joint Annuitant, the rules for non-spouses will apply.


                         . Non-Spouses -- If the Designated Beneficiary is not
                           the surviving spouse of the deceased person, the contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

                          (1) receive the Death Benefit and any interest that
                              has been earned in one lump sum payment upon receipt of due proof of death and all required forms;

                          (2) receive the Death Benefit at any time during the
                              five year period following the date of death. See the "Requesting Payments" provision in this prospectus;

                          (3) apply the Death Benefit to provide an Income
                              Payment under Optional Payment Plan 1 or 2. The first Income Payment must be made no later than one year after the date of death. Also, the Income Payment period must be either the lifetime of the Designated Beneficiary or for a period not exceeding the Designated Beneficiary's life expectancy.

                      If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death and all required forms at our Service Center, we will pay the Death Benefit at any time during the five year period following the date of death (Option 2 above). We will not accept any Purchase Payments after we receive due proof of the non-spouse's death. If the Designated Beneficiary dies before we distribute the entire Death Benefit, we will pay in a lump sum any value remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

                      Under payment choices (1) and (2), the contract will terminate when we pay the Death Benefit. Under payment choice (3), this contract will terminate when we apply the Death Benefit to provide Income Payments.


                      Within 30 days of the date of receipt of due proof of death and all required forms, a non-spousal Joint Annuitant that is also the surviving Owner may use the proceeds from (1) above to purchase a contract with current terms and values substantially similar to this contract, as of the date of receipt of due proof of death and all required forms, including but not limited to the Guaranteed Minimum Income Payment, the value in each investment, Scheduled Installments, Purchase Payments, and surrender, and the Annuity Commencement Date. Missed Scheduled Installments will still be due.



DEATH BENEFIT         If any Annuitant dies after the Annuity Commencement
AFTER THE             Date, monthly Income Payments will be made as stated in
ANNUITY               the section discussing monthly income payments. See the
COMMENCEMENT          "Benefits at Annuity Commencement Date" provision in this
DATE                  prospectus.

Benefits at Annuity Commencement Date


                      You must select an Annuity Commencement Date on your application. In order to receive Guaranteed Minimum Income Payments under this contract, all contract requirements must be met. The Annuity Commencement Date selected at the time of application must be at least 10 years from the date the contract is issued and may not be changed once the contract is issued. This date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). If your contract was purchased in conjunction with an Annuity Cross Funding Program, your Annuity Commencement Date for this contract and the Funding Annuity must be same. If you change the Annuity Commencement Date under the Funding Annuity contract, you will no longer be eligible for Guaranteed Minimum Income Payments.



                      If the sole or last surviving Annuitant is still living on the Annuity Commencement Date, and you have met all contractual requirements, we will pay you or your designated payee the monthly Income Payments that are guaranteed not to go below the minimum amount as stated on your contract's Data Pages and as described below beginning on that date unless you elected to receive payment in a lump sum. As provided in your contract, we may adjust the Annuitant(s)' age(s) used to determine the first Annual Variable Annuity Benefit, and we may deduct premium taxes from your payments.



                      Monthly Income Payments are made under a life annuity payment plan with a period certain of 10, 15, 20, 25, 30, 35, 40, 45, or 50 years. If you do not select a period certain we will use a life annuity payment plan with a 10 year period certain. If the Annuitant dies after the Annuity Commencement Date, AND monthly Income Payments were being made under a life annuity payment plan with a period certain, payments will continue to be made to the named Beneficiary(ies) until the end of the period certain. For instance, if monthly Income Payments are being paid under a life annuity payment plan with a period certain of 20 years and the Annuitant dies in the 10th year of monthly Income Payments, payments will continue to be made to the Annuitant's named Beneficiary(ies) for a period of 10 more years.



                      We determine your monthly Income Payments when the guarantee is in effect based on the Calculated Level Monthly Benefit. The Calculated Level Monthly Benefit is derived from the Annual Variable Annuity Benefit. The Calculated Level Monthly Benefit is one-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve-month period. The interest rate for each Annuity Year is the rate we declare for a twelve-month certain single purchase payment immediate fixed annuity, as of the Annuity Commencement Date or applicable Annuity Commencement Date Anniversary, for this contract.

                      The dollar amount of the first Annual Variable Annuity Benefit is a function of:

                         . the amount of your Contract Value on the Annuity
                           Commencement Date; and

                         . the annuity purchase rates shown in your contract.

                      The annuity purchase rates vary based on the age (and, for certain contracts, gender) of the Annuitant(s) as well as the certain period that was selected. Generally, the longer the life expectancy of the Annuitant(s) or the longer the certain period selected, the smaller the first Annual Variable Annuity Benefit will be. The benefit is calculated by:

                        (1) dividing the Contract Value on the Annuity
                            Commencement Date (less any applicable premium tax) by $1,000; and

                        (2) multiplying the result by the applicable annuity
                            purchase rate.

                      This amount is then "applied" to "acquire" Annuity Units. We determine the number of Annuity Units credited to a contract by dividing the dollar amount of the first Annual Variable Annuity Benefit by the Annuity Unit value for the Valuation Period ending on the Annuity Commencement Date (or the first Valuation Period ending after the Annuity Commencement Date if the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or the Total Return Fund of GE Investments Funds, Inc. does not value its shares). The value of your Annuity Units changes daily as a result of the investment performance of the Subaccount.

                      We determine the dollar amount of each subsequent Annual Variable Annuity Benefit on each anniversary of the Annuity Commencement Date by multiplying the Annuity Unit value for the Valuation Period (or the first Valuation Period ending after the Annuity Commencement Date if the anniversary of the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or on a date when the Total Return Fund of GE Investments Funds, Inc. does not value its shares) by the number of Annuity Units credited to the contract.

                      The Annuity Unit value equals (a) x (b) where:

                        (a) equals the Annuity Unit value for the preceding
                            Valuation Period; and

                        (b) equals (i) x (ii) where:

                            (i) is the net investment factor for the Valuation
                                Period for which we are calculating the Annuity Unit value; and

                           (ii) is an assumed discount rate equal to .99990575
                                raised to a power equal to the number of days in the Valuation Period.

                      If the Guaranteed Minimum Income Payment does not apply and the net investment return for the Subaccount over an Annuity Year is equal to 3.5% (the interest rate we use in calculating the amount of the Annual Variable Annuity Benefit), the Annual Variable Annuity Benefit for that Annuity Year will equal the benefit for the prior year. To the extent that such net investment return exceeds 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be greater than the benefit for the prior year. To the extent that such net investment return falls short of 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be less than the benefit for the prior year.

Guaranteed Minimum Income Payments


IF THE                If you meet the conditions required under the contract
GUARANTEED            for receipt of Guaranteed Minimum Income Payments (that
MINIMUM               is, within the time allowed, you paid all your Scheduled
INCOME                Installments and repaid the amount of any withdrawal
PAYMENT IS IN         received from the Subaccount plus interest and your
EFFECT                Annuity Commencement Date was at least 10 years from the
                      date the contract was issued), your monthly Income
                      Payments after the Annuity Commencement Date will be at least equal to the Guaranteed Minimum Income Payments.



                      We will calculate your initial Calculated Level Monthly Benefit as discussed above under the "Benefits at Annuity Commencement Date" provision in this prospectus. If the initial monthly Income Payment is less than the Guaranteed Minimum Income Payment, your initial monthly Income Payment will equal the Guaranteed Minimum Income Payment. If this occurs, we will track the difference in the Adjustment Account that we establish on the Annuity Commencement Date. The value of the Adjustment Account will equal the greater of (a) and (b), where:


                        (a) is zero (0); and

                        (b) is 12 times the Guaranteed Minimum Income Payment
                            minus 12 times the initial Calculated Level Monthly Benefit.


                      Monthly Income Payments will remain constant for an Annuity Year. At the beginning of each subsequent Annuity Year, we will determine the amount of the monthly Income Payments for that Annuity Year.



                      For monthly Income Payments after the first Annuity Year, the actual payment is the greater of (a) and (b), where:



                        (a) is the subsequent Calculated Level Monthly Benefit
                            minus 1/12 of any value in the Adjustment Account as of the date of the last monthly Income Payment; and


                        (b) is the Guaranteed Minimum Income Payment.


                      For subsequent monthly Income Payments after the first Annuity Year, the value of the Adjustment Account will be the greater of (a) and (b), where:


                        (a) is zero (0); and


                        (b) is the value of the Adjustment Account as of the
                            date that we determined the last Monthly Income Payment, plus 12 times the actual subsequent monthly Income Payment, minus 12 times the subsequent Calculated Level Monthly Benefit.

                      In other words, you will not receive any of the Subaccount's gain until the Adjustment Account has been repaid from any future performance of the Subaccount.




                      The Guaranteed Minimum Income Payment is determined at contract issue and is based on many factors. Individuals with the same factors will receive the same Guaranteed Minimum Income Payment. The factors include ages(s), gender(s), purchase date, Annuity Commencement Date chosen, Scheduled Installments, period certain, mortality, assumed interest rate, state the contract is issued in, state premium tax (if any), and whether the contract is qualified or non-qualified.


REDUCED               For contracts issued as Non-Qualified Contracts
GUARANTEED            participating in the Annuity Cross Funding Program, you
MINIMUM INCOME        may be entitled to reduced Guaranteed Minimum Income
PAYMENTS              Payments if you lose your right to full Guaranteed
                      Minimum Income Payments provided the contract is still in effect as of the Default Date (described below) and you have made all Scheduled Installments for a period of at least 60 months. For Qualified Contracts participating in the Annuity Cross Funding Program, you may be entitled to reduced Guaranteed Minimum Income Payments if you lose your right to full Guaranteed Minimum Income Payments, provided your contract is still in effect as of the Default Date.

                      The Valuation Day you lose your right to full Guaranteed Minimum Income Payments under the contract is considered the "Default Date." You will lose your right to full Guaranteed Minimum Income Payments under the contract when you:

                         . Miss a Scheduled Installment and do not pay that
                           Scheduled Installment within 12 months of the date it was due, plus interest at an effective annual rate of 6% and any applicable monthly billing fees. (You may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. See the "Reinstatement" provision in this prospectus.); and/or

                         . Take any withdrawals from the Subaccount and do not
                           repay the amount withdrawn from the Subaccount within 12 months from the date of the withdrawal, plus interest at an effective annual rate of 6%.

                      If the due date of any missed payment falls on any date on which the New York Stock Exchange is not open for regular trading or on a date on which the Total Return Fund of GE Investments Funds, Inc. does not value its shares, the due date will occur on the next Valuation Day.

                      We will calculate the reduced Guaranteed Minimum Income Payment by taking (a) divided by (b) multiplied by (c), where:

                        (a) is the total of Scheduled Installments paid to the
                            Subaccount and not previously withdrawn prior to the Default Date;


                        (b) is the total Scheduled Installments that are
                            required to be paid into the Subaccount prior to the Annuity Commencement Date as shown on your contract's Data Pages (this date must be a date at least 10 years from the date the contract is issued); and


                        (c) is the Guaranteed Minimum Income Payment (as shown
                            on your contract's Data Pages).

                      Once the reduced Guaranteed Minimum Income Payment amount has been determined, we will not recalculate it again, even if subsequent Purchase Payments are made. In addition,

                         . if partial withdrawals are taken from the Subaccount
                           once the reduced Guaranteed Minimum Income Payment has been determined and you do not repay the partial withdrawals with interest, you will lose your right to Guaranteed Minimum Income Payments.

                         . we will not further reduce your Guaranteed Minimum
                           Income Payments as described above.


                         . you may not begin Income Payments prior to the
                           Annuity Commencement Date and still receive reduced Guaranteed Minimum Income Payments.



IF THE                If the Guaranteed Minimum Income Payment is not in
GUARANTEED            effect, you may still receive Income Payments or elect to
MINIMUM               forego Income Payments and receive the value of the
INCOME                contract on or before the Annuity Commencement Date in
PAYMENT IS NOT        the form of a lump sum payment. If you elect to receive
IN EFFECT             Income Payments, your actual Income Payments will be in
                      the form of an annual variable Income Payment similar to a variable Income Payment described above under the "Benefits at Annuity Commencement Date" provision. There will be no Adjustment Account established.

Optional Payment Plans


                      You may apply your Death Benefit proceeds or your Surrender Value to an Optional Payment Plan. You will lose any Guaranteed Minimum Income Payments if you elect to apply your Surrender Value or your Death Benefit Proceeds to an Optional Payment Plan. The terms of the Optional Payment Plan elected will then become applicable. If you surrender the contract and select Plan 1 or Plan 2, then the amount applied to the Optional Payment Plan is the Contract Value, minus any premium tax. The amount we apply to calculate Income Payments is net of any applicable premium tax.



                      During the Annuitant's life and before Income Payments begin, you (or the Designated Beneficiary at your death) can choose an Optional Payment Plan. If you change a Designated Beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Service Center in a form acceptable to us. We do not allow any changes after Income Payments begin. If an Optional Payment Plan has not been chosen at the death of the Annuitant or Owner, your Designated Beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. See "The Death Benefit" provision in this prospectus.


                      We will make Income Payments under one of the Optional Payment Plans annually. The amount of each payment under an Optional Payment Plan must be at least $100. Payments made under an Optional Payment Plan at the death of any Owner (or the Annuitant if the Owner is a non-natural person), must conform to the rules outlined in the "Death Benefit" provision.

                      We may make an age adjustment to determine the amount of the Income Payments. We will adjust the age according to the age adjustment table shown in your contract.

                      Fixed Income Payments. We will transfer proceeds applied to a fixed income option to our General Account. Payments made will equal or exceed those required by the state where we deliver the contract. We determine fixed Income Payments on the date we receive due proof of the Owner's death or on surrender.

                      Variable Income Payments. We will transfer proceeds applied to a variable income option to the Subaccount. Your Income Payments, after the first payment, will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any Owner's death or a surrender. We will calculate your variable Income Payments in the manner described above under the "Benefits at Annuity Commencement Date" provision of this prospectus.

                      Optional Payment Plans. The contract provides two Optional Payment Plans, each of which is payable on a fixed or variable basis. If any payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Guaranteed amounts payable are determined assuming an interest rate of 3.5% compounded yearly. We may increase this rate and the amount of any payment. Following are explanations of the Optional Payment Plans available.

                        Plan 1 -- Life Income with Period Certain. This option guarantees annual payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. Payments are determined according to the table in the Monthly Income Benefit section of your contract. We determine the guaranteed amounts payable under the plan. The payee selects the designated period. If the payee dies during the minimum period, we may offer to pay the discounted sum of the remaining guaranteed payments in one payment.

                        Plan 2 -- Joint Life and Survivor Income. This option provides for us to make annual payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we may offer to pay the discounted amount of the remaining payments for the 10-year period in one payment.


                      If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the contract's Annuity Commencement Date. Variable income payments will begin within 7 days after the date payments would begin under the corresponding fixed option.


                      Payments made under Optional Payment Plan 1 and Optional Payment Plan 2 are not redeemable.

Federal Tax Matters

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply. Such requirements include that:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Variable Account must be
                           "adequately diversified" in accordance with regulations of the Internal Revenue Service ("IRS"); and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the excess of the annual increase in Contract Value over the annual Purchase Payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner (entity) is taxable on the annual increase in the Contract Value in excess of the Purchase Payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Variable Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Variable Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Variable Account are adequately diversified. If the Variable Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of the Total Return Fund of GE Investments Funds, Inc. (we only indirectly control such investments through an affiliated company), we expect that the Total Return Fund of GE Investments Funds, Inc. will comply with IRS regulations so that the Variable Account will be considered "adequately diversified."

                      Age at which annuity payments must begin. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments, of the contract's Purchase Payments paid and earnings. If annuity payments begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent of the gain in your contract, i.e., the excess of your Contract Value before the partial withdrawal over your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your Purchase Payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income. In applying the above rules, it is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Minimum Income Payment feature of the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of annuity payments. The Code imposes tax on a portion of each annuity payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your annuity payment.

                      Pursuant to the Code, you will pay tax on the full amount of your annuity payments once you have recovered the total amount of the "investment in the contract." If annuity payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Taxation of cross funded annuity contracts. You may authorize partial withdrawals from a Funding Annuity to be applied to satisfy the Scheduled Installments into this annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR
                      200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

                        (1) this annuity and the Funding Annuity will be
                            aggregated and treated as a single annuity contract for tax purposes;

                        (2) amounts transferred from the Funding Annuity to
                            this annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single deferred variable annuity contract;

                        (3) if amounts are distributed from either this annuity
                            or the Funding Annuity before the Annuity
                            Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this contract and the Funding Annuity; and

                        (4) distributions from this annuity and the Funding
                            Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.


                      A portion of each aggregate distribution on or after the Annuity Commencement Date (provided such date is a date at least 10 years from the date the contracts were issued) will be treated as a non-taxable return of the aggregate investment in this annuity and the Funding Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this annuity and the Funding Annuity has been recovered. After that, all distributions from this annuity and the Funding Annuity will be fully taxable.


                      For Non-Qualified Contracts, if the Annuity Commencement Date of the Funding Annuity is changed so that this annuity and the Funding Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

                      Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

                      Taxation of Death Benefits. We may distribute amounts from your contract because of the death of an Owner, a Joint Owner, or if an Owner is a non-natural person, an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the contract's Annuity Commencement Date.

                         . Before the contract's Annuity Commencement
                           Date. The Death Benefit is taxed in the same manner as annuity payments, if the Death Benefit is received under an Optional Payment Plan.



                           If not received under an Optional Payment Plan, the Death Benefit is taxed in the same manner as a surrender.



                         . After the contract's Annuity Commencement Date.  The
                           Death Benefit is excludable from income to the extent that it does not exceed the unrecovered "investment in the contract, provided the Death Benefit is received in accordance with the existing optional payment plan." All annuity payments in excess of the unrecovered "investment in the contract" are includible in income.


                           The tax law imposes tax on a Death Benefit received in a lump sum to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.

                      Penalty taxes payable on partial withdrawals, surrenders,
                      or annuity payments.   The Code may impose a penalty tax
                      equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrenders or annuity payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . you receive as a series of substantially equal
                           periodic payments for the life (or life expectancy) of the taxpayer; or

                         . are received on or after the death of the Owner.

                      Special rules if you own more than one contract. In certain circumstances, you must combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an annuity payment, surrender, or partial withdrawal that you must include in income. For example:


                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract; and/or


                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or one of its affiliates) during any calendar year, the Code treats all such contracts as one contract.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, partial withdrawal or
                           annuity payment that you must include in income; and

                         . the amount that might be subject to a penalty tax.

                      Section 1035 exchanges. Under section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.


                      Upon death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under section 1035.


QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future.
                      Prospective purchasers should contact our Service Center to learn of the availability of Qualified Contracts at any given time.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. At present, the contract may be used in conjunction with qualified corporate employee pension and profit-sharing plans ("401(a) plans"), including "401(k) plans", and qualified annuity plans ("403(a) plans"). The contract may also be used as or in conjunction with IRAs and Roth IRAs.


                      Terms of qualified plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of that type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.


                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.


                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      There are specific Code and ERISA rules that apply to loans from qualified plans. Employer plans may have additional restrictions. Partial withdrawals and repayments of partial withdrawals permitted under this contract may not qualify as a qualified plan loan.

                      If this contract is purchased as an investment of a qualified retirement plan, the Owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the Owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      Guaranteed Minimum Income Payments. Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable annuity payments subject to the contract's Guaranteed Minimum Income Payments feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the Owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of Purchase
                           Payments and the time at which Purchase Payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of Purchase Payments made to Qualified Contracts;

                         . the Code does not allow a deduction for Purchase
                           Payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for Purchase Payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.


                      Under qualified plans, the Owner must begin receiving payments from the contract in certain minimum amounts by a certain age (generally, April 1 of the calendar year following the later of attainment of age 70 1/2 or retirement). Under IRA, the Owner must begin receiving payments from the contract in certain amounts by April 1 of the calendar year following the attainment of age
                      70 1/2. Roth IRAs do not require any distributions during the Owner's lifetime.



                      When distributions are to be made for married participants under certain Qualified Contracts, the form of the distribution may have to be a qualified joint and survivor annuity. The form of distribution can be altered only with receipt of consent of the spouse and the annuitant.



                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase Payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you must include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. Additional Federal taxes may be payable in connection with a Qualified Contract. For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as an employer-sponsored retirement plan, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, the following exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the Owner reaches age 59 1/2;

                         . received on or after the Owner's death or because of
                           the Owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      Additional exceptions may be taxable.

                      Moving money from one Qualified Contract or qualified plan to another.
                      Rollovers and transfers:  In many
                      circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions in certain circumstances for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers. The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

FEDERAL               We will withhold and remit to the IRS a part of the
INCOME TAX            taxable portion of each distribution made under a
WITHHOLDING           contract unless the distributee notifies us at or before
                      the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial withdrawal, surrender, or annuity payment, we will send you forms that explain the withholding requirements.

STATE INCOME          If required by the law of your state, we will also
TAX WITHHOLDING       withhold state income tax from the taxable portion of
                      each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF         Under existing Federal income tax laws, we do not pay tax
THE COMPANY           on investment income and realized capital gains of the
                      Variable Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Variable Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Variable Account, we may impose a charge against the Variable Account to pay the taxes.

CHANGES IN            This discussion is based on the Code, IRS regulations,
THE LAW               and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments


                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within 7 days after receipt at our Service Center of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum Death Benefit proceeds from the Subaccount within 7 days from the receipt of due proof of death and all required forms. We will determine the payment amount as of the end of the Valuation Day during which our Service Center receives the payment request or due proof of death and all required forms. We reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to 6 months from the date we receive your payment request.


                      In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your Designated Beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account for the
                            Designated Beneficiary called the "GE Secure Access Account" in the amount of the Death Benefit.

                      When establishing the GE Secure Access Account we will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Designated Beneficiary with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.

                      We may delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                              . the SEC declares that an emergency exists (due
                                to the emergency the disposal or valuation of the Variable Account's assets is not reasonably practicable);

                              . the New York Stock Exchange is closed for other
                                than a regular holiday or weekend;

                              . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our Owners.

                      We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

Sales of the Contract


                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (collectively, "CBC") for the distribution and sale of the contracts. Pursuant to this agreement, CBC serves as principal underwriter for the contracts, offering them on a continuous basis. CBC is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.


                      CBC was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. CBC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.


                      CBC offers the contracts through registered representatives who are registered with the NASD and with the states in which they do business. More information about CBC and the registered representatives is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with CBC are also licensed as insurance agents in the states in which they do business and are appointed with the Company.


                      We pay commissions and other marketing related expenses associated with the promotion and sales of the contracts to CBC. The amount of the commission varies but is not expected to exceed approximately 15% of your first year Scheduled Purchase Payments and 6% of any subsequent Purchase Payments. We may, on occasion, pay a higher commission for a short period of time as a special promotion. We pay commissions either as a percentage of Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or in some cases, a combination of both. The commission or a portion of it will be returned to us if the contract is surrendered during the first Contract Year.



                      We may offer a range of initial commission and trail commission options (which will take into account, among other things, the length of time Purchase Payments have been held under the contract and Contract Values).



                      CBC may enter into selling agreements with other broker-dealers (including our affiliate, Terra Securities Corporation) registered under the 1934 Act to sell the contracts. Under these agreements, the commission paid to the broker-dealer is not expected to exceed the amount described above. When a contract is sold through another broker-dealer, CBC passes through the entire amount of the sales commission to the selling broker-dealer; that broker-dealer may retain a portion of the commission before it pays the registered representative who sold the contract.

                      We also may make other payments for services that do not directly involve the sales of the contracts. These services may include the recruitment and training of personnel, production of promotional literature and similar services. In addition, registered representatives may be eligible for non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.


                      We intend to recover commissions, marketing, administrative and investment expenses and costs of contract benefits through fees and charges imposed under the contracts. Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to the Variable Account.

Additional Information

OWNER                 The obligations to Owners under the contracts are ours.
QUESTIONS             Please direct your questions and concerns to us at our
                      Service Center.

RETURN                Within the 15-day free-look period after you receive the
PRIVILEGE             contract, you may cancel it for any reason by delivering
                      or mailing it postage prepaid, to our Service Center at:

                                      GE Capital Life Assurance Company of New
                                      York
                                      Annuity New Business
                                      6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your Purchase Payments, the amount of the refund you receive will equal your Contract Value plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the State of New York, we are subject to
                      provisions governing life insurers and to regulation by the New York Department of Insurance.

                      Our books and accounts are subject to review and examination by the New York Department of Insurance at all times. The New York Department of Insurance conducts a full examination of our operations at least every five years.

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Variable Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract
                      Value, including your value in the Subaccount and the Guarantee Account. The report also will show Purchase
                      Payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the Total Return Fund of GE Investments Funds, Inc., as required by the 1940 Act. In addition, you will receive a written confirmation when you make Purchase Payments, transfers from the Guarantee Account to the Subaccount, or take partial withdrawals.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the 1933 Act, for the contracts being offered by
                      this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Variable Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS         We, like other insurance companies, are involved in
                      lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact us or the Variable Account.


                      CBC, the principal underwriter, is not engaged in any litigation of any material nature.

Table of Contents

Statement of Additional Information





                                                                            Page
            The Company....................................................  B-3
            The Variable Account...........................................  B-3
            Additional Information About the Guarantee Account.............  B-3
            The Contracts..................................................  B-4
               Net Investment Factor.......................................  B-4
            Termination of Participation Agreement.........................  B-4
            Calculation of Performance Data................................  B-5
               The Subaccount..............................................  B-5
               Other Performance Data......................................  B-6
            Federal Tax Matters............................................  B-7
               Taxation of GE Capital Life Assurance Company of New York...  B-7
               IRS Required Distributions..................................  B-7
            General Provisions.............................................  B-8
               Using the Contract as Collateral............................  B-8
               The Beneficiary.............................................  B-8
               Non-Participating...........................................  B-8
               Misstatement of Age or Gender...............................  B-8
               Incontestability............................................  B-8
               Statement of Values.........................................  B-9
               Trust as Owner or Beneficiary...............................  B-9
               Written Notice..............................................  B-9
            Distribution of the Contracts..................................  B-9
            Legal Developments Regarding Employment-Related Benefit Plans..  B-9
            Regulation of GE Capital Life Assurance Company of New York....  B-9
            Experts........................................................  B-9
            Financial Statements........................................... B-10

                 GE Capital Life Assurance Company of New York
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Variable Account is available free by writing us at the address below or by calling (800) 313-5282.

GE Capital Life Assurance Company of New York
Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Variable Account, Contract Form NY1162 3/01, to:

      Name___________________________________________________________________

      Address _______________________________________________________________
                       Street

      _______________________________________________________________________
                   City           State                  Zip

      Signature of Requestor ________________________________________________
                                              Date

                    Statement of Additional Information For


        Scheduled Purchase Payment Variable Deferred Annuity Contracts

                                  NY1162 3/01

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                      GE Capital Life Separate Account II
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: 1-800-313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2004, for the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by GE Capital Life Assurance Company of New York through its GE Capital Life Separate Account II. The terms used in the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

            Call:     1-800-313-5282
            Or write: GE Capital Life Assurance Company of New York
                      Annuity Service Center
                      6610 West Broad Street
                      Richmond, Virginia 23230
            Or visit: www.gefinancialservice.com
            Or contact your financial representative.



The date of this Statement of Additional Information is April 30, 2004.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CONTRACT AND THE TOTAL RETURN
                      FUND OF GE INVESTMENTS FUNDS, INC.

Table of Contents Statement of Additional Information








The Company................................................................  B-3

The Variable Account.......................................................  B-3

Additional Information About the Guarantee Account.........................  B-3

The Contracts..............................................................  B-4
   Net Investment Factor...................................................  B-4

Termination of Participation Agreement.....................................  B-4

Calculation of Performance Data............................................  B-5
   The Subaccount..........................................................  B-5
   Other Performance Data..................................................  B-6

Federal Tax Matters........................................................  B-7
   Taxation of GE Capital Life Assurance Company of New York...............  B-7
   IRS Required Distributions..............................................  B-7

General Provisions.........................................................  B-8
   Using the Contract as Collateral........................................  B-8
   The Beneficiary.........................................................  B-8
   Non-Participating.......................................................  B-8
   Misstatement of Age or Gender...........................................  B-8
   Incontestability........................................................  B-8
   Statement of Values.....................................................  B-9
   Trust as Owner or Beneficiary...........................................  B-9
   Written Notice..........................................................  B-9

Distribution of the Contract...............................................  B-9

Legal Developments Regarding Employment-Related Benefit Plans..............  B-9

Regulation of GE Capital Life Assurance Company of New York................  B-9

Experts.................................................................... B-10

Financial Statements....................................................... B-10

THE COMPANY           We are a stock life insurance company that was
                      incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of
                      New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity
                      Corporation from GNA Life Insurance Company. In October
                      1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New
                      York and as a result became partially-owned by United
                      Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company
                      ("GECA"). On February 1, 1996, we changed our name to GE
                      Capital Life Assurance Company of New York ("GECLANY").
                      In January 1999, we became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA.

                      GECA is indirectly-owned by GE Financial Assurance Holdings, Inc., which in turn is directly-owned by GE Insurance, Inc., ("GEI"). GEI is a direct, wholly-owned subsidiary of GE Capital Corporation ("GECC"), which in turn is wholly-owned, directly or indirectly, by General Electric Company ("GE").


                      On November 18, 2003, GE announced its intention to pursue an initial public offering ("IPO") of a new company named Genworth Financial, Inc. ("Genworth Financial"). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance business currently operating within GE Financial Assurance Holdings, Inc., including GE Capital Life Assurance Company of New York, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.



                      We are subject to regulation by the Insurance Department of the State of New York. We file an annual statement with the New York Commissioner of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.


THE VARIABLE          We established the GE Capital Life Separate Account II as
ACCOUNT               a separate investment account on April 1, 1996. The
                      Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940
                      (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

ADDITIONAL            Amounts in the Guarantee Account are held in, and are
INFORMATION           part of, our General Account. The General Account
ABOUT THE             consists of our assets other than those allocated to the
GUARANTEE             Variable Account and our other separate accounts. Subject
ACCOUNT               to statutory authority, we have sole discretion over the
                      investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

THE CONTRACTS

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccount during a Valuation Period. The net
                      investment factor of the Subaccount for a Valuation
                      Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the assets of the Subaccount at
                                the end of the preceding Valuation Period; plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against the Subaccount for
                                taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; and

                        (b) is the value of the net assets of the Subaccount at
                            the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge. This factor is shown in your contract.

                      We will value the Subaccount's assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF        The participation agreement pursuant to which the Total
PARTICIPATION         Return Fund of GE Investments Funds, Inc. sells its
AGREEMENT             shares to the Variable Account contains a provision
                      regarding the circumstances in which the Agreement may be terminated

                      The participation agreement with GE Investments Funds, Inc. may be terminated at the option of any party upon six months written notice to the other, unless a shorter time is agreed upon by the parties.

CALCULATION OF        From time to time, we may disclose total return and other
PERFORMANCE           performance data for the Subaccount pertaining to the
DATA                  contracts. Such performance data will be computed, or
                      accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of total return and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of Purchase Payments and are generally based on the rules of the state in which you reside.

THE SUBACCOUNT        Total Return.  Sales literature or advertisements may
                      quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the Portfolio adjusted for the level of the Variable Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values.


                      We calculate the unit value for each Valuation Period based on the performance of the Subaccount investing in the Total Return Fund of GE Investments Funds, Inc. (after deductions for the charges and expenses of the Total Return Fund, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Variable Account), and the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of your assets in the Variable Account and a $10.00 billing fee).


                      Total return does not consider the deduction of any premium taxes.

                      Total return will then be calculated according to the following formula:

                         TR = (ERV/P)1/N - 1

                      where:

                         TR  = the average annual total return for the period.

                         ERV = the ending redeemable value (reflecting
                                deductions as described above) of the
                                hypothetical investment at the end of the period.

                         P   = a hypothetical single investment of $1,000.

                         N   = the duration of the period (in years).

                      Past performance is not a guarantee of future results.

                      The Total Return Fund of GE Investments Funds, Inc. has provided the price information used to calculate the adjusted historical performance of the Subaccount; we have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standard format described above. The cumulative
                      total return will be calculated using the following formula:

                         CTR = (ERV/P) - 1

                      where:

                         CTR = the cumulative total return for the period.

                         ERV = the ending redeemable value (reflecting
                                deductions as described above) of the
                                hypothetical investment at the end of the period.

                         P   = a hypothetical single investment of $1,000.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

FEDERAL TAX
MATTERS

                      We do not expect to incur any Federal income tax
TAXATION OF GE CAPITALliability attributable to investment income or capital
LIFE ASSURANCE        gains retained as part of the reserves under the
COMPANY OF NEW YORK   contracts. (See the "Federal Tax Matters" section of the
                      prospectus.) Based upon these expectations, no charge is being made currently to the Variable Account for Federal income taxes. We will periodically review the question of a charge to the Variable Account for Federal income taxes related to the Variable Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Variable Account may be made.


IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:


                        (a) if any Owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

                        (b) if any Owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                Owner's death; or

                            (2) as income payments which will begin within one
                                year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                      The "designated beneficiary" generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.


                      Contracts issued as Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.



                      Other rules may apply to contracts issued as Qualified Contracts.


GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment.
                      Your rights and the rights of a Beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Service Center. If you do, any Death Benefit will be paid in equal shares to the survivors in the appropriate beneficiary class, unless you otherwise request.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If an Annuitant's age or gender is misstated on the
AGE OR GENDER         contract data page, any contract benefits or proceeds, or
                      availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract except as provided in
                      any rider.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after the report date. The
                      statement will show Contract Value, Purchase Payments, and charges made during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Service
                      Center at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the Owner at the last known address on file with us.

DISTRIBUTION OF       The contracts which are offered continuously, are
THE CONTRACTS         distributed by Capital Brokerage Corporation, 3001 Summer
                      Street, 2nd Floor, Stamford, CT 06905, an affiliate of the Company. During the fiscal years ended December 31, 2003, 2002 and 2001, no underwriting commissions have been paid by us to Capital Brokerage Corporation.
                      Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED               could not, under Title VII of the Civil Rights Act of
BENEFIT PLANS         1964, vary between men and women on the basis of gender.
                      The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


EXPERTS The financial statements of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, and the financial statements of GE Capital Life

                      Separate Account II as of December 31, 2003 and for each of the years or lesser periods in the two-year period ended December 31, 2003, have been included herein in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



                      The report of KPMG LLP dated February 6, 2004 with respect to the financial statements of GE Capital Life Assurance Company of New York refers to a change in accounting for goodwill and other intangible assets in 2002.



FINANCIAL             This Statement of Additional Information contains the
STATEMENTS            financial statements for GE Capital Life Assurance
                      Company of New York (the Company), as of December 31 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003 and the financial statements of GE Capital Life Separate Account II, as of
                      December 31, 2003 and for each of the years or lesser periods in the two-year period ended December 31, 2003.
                      The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of GE Capital
                      Life Separate Account II, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate
                      Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Financial Statements

                         Year ended December 31, 2003

                  (With Independent Auditors' Report Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2003

                                     Page
                                     ----
Independent Auditors' Report........  F-1

Statements of Assets and Liabilities  F-3

Statements of Operations............ F-18

Statements of Changes in Net Assets. F-33

Notes to Financial Statements....... F-67

                         Independent Auditors' Report

Contract Owners
GE Capital Life Separate Account II
  and
The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM V.I. Basic Value Fund -- Series II Shares, AIM V.I. Blue Chip Fund -- Series I Shares, AIM V.I. Capital Appreciation Fund -- Series I Shares, AIM V.I. Growth Fund -- Series I Shares, AIM V.I. Premier Equity Fund -- Series I Shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- Growth and Income Portfolio-Class B, Premier Growth Portfolio-Class B, Quasar Portfolio-Class B, Technology Portfolio-Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra Fund -- Class I, VP Value Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios-MidCap Stock Portfolio -- Initial Shares, Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II-Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund (VIP) -- VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio-Service Class 2, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio-Service Class 2, VIP Overseas Portfolio -- Initial Class; Fidelity Variable Insurance Products Fund II (VIP II) -- VIP II Asset Manager/SM/ Portfolio -- Initial Class, VIP II Contrafund(R) Portfolio -- Initial Class, VIP II Contrafund(R) Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (VIP
III) -- VIP III Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP III Growth & Income Portfolio -- Initial Class, VIP III Growth & Income Portfolio-Service Class 2, VIP III Growth Opportunities Portfolio -- Initial Class, VIP III Mid Cap Portfolio-Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Emerging Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio-Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio-Service Shares, Global Technology Portfolio-Service Shares, Growth Portfolio -- Institutional Shares, Growth Portfolio-Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio-Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio-Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Opportunities Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series-Service Class Shares, MFS(R) Investors Trust Series-Service Class Shares, MFS(R) New Discovery Series-Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series-Service Class Shares, MFS(R) Utilities Series-Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -Service Shares, Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA-Service Shares, Oppenheimer Main Street Small Cap Fund/VA-Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust -- Foreign Bond Portfolio --Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund, Inc. --

Jennison Portfolio -- Class II; Jennison 20/20 Focus Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Fund Inc -- Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio-Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2003, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2003, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 18, 2004

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2003

                                                                                              AIM Variable Insurance Funds
                                                            ----------------------------------------------------------------
                                                               AIM V.I.                                         AIM V.I.
                                                              Aggressive        AIM V.I.        AIM V.I.         Capital
                                                                Growth        Basic Value       Blue Chip     Appreciation
                                                                Fund --         Fund --          Fund --         Fund --
                                                            Series I Shares Series II Shares Series I Shares Series I Shares
                                                            --------------- ---------------- --------------- ---------------
Assets
Investments at fair market value (note 2a):................     $46,545         364,862          59,091          287,171
Dividend receivable........................................          --              --              --               --
Receivable from affiliate (note 4b)........................           3              12              --               11
Receivable for units sold..................................         304             430              --              425
                                                                -------         -------          ------          -------
       Total assets........................................      46,852         365,304          59,091          287,607
                                                                -------         -------          ------          -------
Liabilities
Accrued expenses payable to affiliate (note 4c)............           3              17               3               13
Payable for units withdrawn................................          --              --              --               --
                                                                -------         -------          ------          -------
       Total liabilities...................................           3              17               3               13
                                                                -------         -------          ------          -------
Net assets attributable to variable annuity contract owners     $46,849         365,287          59,088          287,594
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type I.............          --              --              --               --
                                                                =======         =======          ======          =======
Net asset value per unit: Type I...........................     $    --              --              --               --
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type II............         271           2,061           3,783           15,406
                                                                =======         =======          ======          =======
Net asset value per unit: Type II..........................     $ 12.47           12.91           11.96             8.49
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type III...........          --             466              --            1,093
                                                                =======         =======          ======          =======
Net asset value per unit: Type III.........................     $    --           12.89              --             8.45
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type IV............       3,492          19,517           1,160           12,730
                                                                =======         =======          ======          =======
Net asset value per unit: Type IV..........................     $ 12.45           12.89           11.94             9.43
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type V.............          --           6,296              --            2,931
                                                                =======         =======          ======          =======
Net asset value per unit: Type V...........................     $    --           12.88              --             9.39
                                                                =======         =======          ======          =======
Outstanding units (note 2b, 4a, and 5): Type VI............          --              --              --               --
                                                                =======         =======          ======          =======
Net asset value per unit: Type VI..........................     $    --              --              --               --
                                                                =======         =======          ======          =======
Investments in securities, at cost.........................     $42,713         329,614          55,187          269,063
                                                                =======         =======          ======          =======
Shares outstanding.........................................       4,395          34,389           8,994           13,495
                                                                =======         =======          ======          =======

                                                            --------------------------------

                                                               AIM V.I.        AIM V.I.
                                                                Growth      Premier Equity
                                                                Fund --         Fund --
                                                            Series I Shares Series I Shares
                                                            --------------- ---------------
Assets
Investments at fair market value (note 2a):................     441,168        1,092,739
Dividend receivable........................................          --               --
Receivable from affiliate (note 4b)........................          16               39
Receivable for units sold..................................         496              262
                                                                -------        ---------
       Total assets........................................     441,680        1,093,040
                                                                -------        ---------
Liabilities
Accrued expenses payable to affiliate (note 4c)............          19               46
Payable for units withdrawn................................          --               --
                                                                -------        ---------
       Total liabilities...................................          19               46
                                                                -------        ---------
Net assets attributable to variable annuity contract owners     441,661        1,092,994
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type I.............          --               --
                                                                =======        =========
Net asset value per unit: Type I...........................          --               --
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type II............      32,316           76,578
                                                                =======        =========
Net asset value per unit: Type II..........................        7.70             7.68
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type III...........         751           25,335
                                                                =======        =========
Net asset value per unit: Type III.........................        7.66             7.64
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type IV............      17,646           29,648
                                                                =======        =========
Net asset value per unit: Type IV..........................        8.90             8.63
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type V.............       3,385            6,455
                                                                =======        =========
Net asset value per unit: Type V...........................        8.87             8.59
                                                                =======        =========
Outstanding units (note 2b, 4a, and 5): Type VI............          --               --
                                                                =======        =========
Net asset value per unit: Type VI..........................          --               --
                                                                =======        =========
Investments in securities, at cost.........................     362,620        1,078,769
                                                                =======        =========
Shares outstanding.........................................      29,748           54,016
                                                                =======        =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                            The Alger American Fund     AllianceBernstein Variable Products Series Fund, Inc.
                                         ------------------------------ ---------------------------------------------------
                                                             Alger
                                              Alger      American Small  Growth and      Premier
                                         American Growth Capitalization    Income         Growth       Quasar     Technology
                                          Portfolio --    Portfolio --  Portfolio --   Portfolio -- Portfolio -- Portfolio --
                                         Class O Shares  Class O Shares   Class B        Class B      Class B      Class B
                                         --------------- -------------- ------------   ------------ ------------ ------------
Assets
Investments at fair market value (note
  2a):..................................   $  863,133        766,535     4,565,071      1,167,498     128,215      190,827
Dividend receivable.....................           --             --            --             --          --           --
Receivable from affiliate (note 4b).....           --             --            91             38           1            5
Receivable for units sold...............           --             --           625          1,767          --           43
                                           ----------      ---------     ---------      ---------     -------      -------
       Total assets.....................      863,133        766,535     4,565,787      1,169,303     128,216      190,875
                                           ----------      ---------     ---------      ---------     -------      -------
Liabilities
Accrued expenses payable to affiliate
  (note 4c).............................           36             34           199             52           6            9
Payable for units withdrawn.............           --             77         2,531             18          --           --
                                           ----------      ---------     ---------      ---------     -------      -------
       Total liabilities................           36            111         2,730             70           6            9
                                           ----------      ---------     ---------      ---------     -------      -------
Net assets attributable to variable
  annuity contract owners...............   $  863,097        766,424     4,563,057      1,169,233     128,210      190,866
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type I................................       91,917        102,876         6,469             --          --           --
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type I........   $     9.39           7.45         12.30             --          --           --
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type II...............................           --             --       163,858         43,827       2,719        3,106
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type II.......   $       --             --          9.27           7.33        9.21        13.18
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type III..............................           --             --        63,264         18,188       1,528           --
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type III......   $       --             --          9.22           7.29        9.16           --
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type IV...............................           --             --       169,732         66,220       8,989        8,384
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type IV.......   $       --             --          9.84           8.66        9.92        13.17
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type V................................           --             --        72,558         16,464          --        3,005
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type V........   $       --             --          9.80           8.62          --        13.15
                                           ==========      =========     =========      =========     =======      =======
Outstanding units (note 2b, 4a, and 5):
  Type VI...............................           --             --            --             --          --           --
                                           ==========      =========     =========      =========     =======      =======
Net asset value per unit: Type VI.......   $       --             --            --             --          --           --
                                           ==========      =========     =========      =========     =======      =======
Investments in securities, at cost......   $1,261,783      1,030,059     4,089,593      1,100,529     111,627      184,641
                                           ==========      =========     =========      =========     =======      =======
Shares outstanding......................       25,928         44,104       211,150         54,735      12,720       13,298
                                           ==========      =========     =========      =========     =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                            American Century Variable Portfolios, Inc.
                                         ------------------------------------------------- -------------------------------
                                                                                              Dreyfus         Dreyfus
                                                                                             Investment      Investment
                                                                                           Portfolios --   Portfolios --
                                          VP Income &   VP International VP Ultra VP Value  MidCap Stock  Emerging Markets
                                         Growth Fund --     Fund --      Fund --  Fund --   Portfolio --    Portfolio --
                                            Class I         Class I      Class I  Class I  Initial Shares  Initial Shares
                                         -------------- ---------------- -------- -------- -------------- ----------------
Assets
Investments at fair market value (note
 2a):...................................    $106,657         24,397       18,479  807,882      31,110            --
Dividend receivable.....................          --             --           --       --          --            --
Receivable from affiliate (note 4b).....           5             --           --       36           1            --
Receivable for units sold...............          56             --           --      247          13            --
                                            --------         ------       ------  -------      ------            --
   Total assets.........................     106,718         24,397       18,479  808,165      31,124            --
                                            --------         ------       ------  -------      ------            --
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................           5              1            2       37           3            --
Payable for units withdrawn.............          --             --           --       --          --            --
                                            --------         ------       ------  -------      ------            --
   Total liabilities....................           5              1            2       37           3            --
                                            --------         ------       ------  -------      ------            --
Net assets attributable to variable
 annuity contract owners................    $106,713         24,396       18,477  808,128      31,121            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type I.................................          --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type I........    $     --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type II................................          --             --           --      275       1,108            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type II.......    $     --             --           --    12.63       12.66            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type III...............................          --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type III......    $     --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type IV................................       8,523          2,047          662   63,811       1,353            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type IV.......    $  12.52          11.92        11.83    12.61       12.63            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          --             --          902       --          --            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type V........    $     --             --        11.80       --          --            --
                                            ========         ======       ======  =======      ======            ==
Outstanding units (note 2b, 4a, and 5):
 Type VI................................          --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Net asset value per unit: Type VI.......    $     --             --           --       --          --            --
                                            ========         ======       ======  =======      ======            ==
Investments in securities, at cost......    $ 94,760         21,454       17,450  692,081      26,956            --
                                            ========         ======       ======  =======      ======            ==
Shares outstanding......................      16,234          3,794        2,013  103,708       1,966            --
                                            ========         ======       ======  =======      ======            ==

                                          Dreyfus
                                         ----------------------------------------

                                              Dreyfus           The Dreyfus
                                              Variable            Socially
                                         Investment Fund --     Responsible
                                            Money Market    Growth Fund, Inc. --
                                             Portfolio         Initial Shares
                                         ------------------ --------------------
Assets
Investments at fair market value (note
 2a):...................................       10,120             116,097
Dividend receivable.....................            2                  --
Receivable from affiliate (note 4b).....           --                   1
Receivable for units sold...............           --                  --
                                               ------             -------
   Total assets.........................       10,122             116,098
                                               ------             -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................            4                   6
Payable for units withdrawn.............           --                  --
                                               ------             -------
   Total liabilities....................            4                   6
                                               ------             -------
Net assets attributable to variable
 annuity contract owners................       10,118             116,092
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................           --                  --
                                               ======             =======
Net asset value per unit: Type I........           --                  --
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................          474              12,095
                                               ======             =======
Net asset value per unit: Type II.......         9.90                7.50
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................           --                 565
                                               ======             =======
Net asset value per unit: Type III......           --                7.46
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................          550               2,414
                                               ======             =======
Net asset value per unit: Type IV.......         9.88                8.77
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................           --                  --
                                               ======             =======
Net asset value per unit: Type V........           --                  --
                                               ======             =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................           --                  --
                                               ======             =======
Net asset value per unit: Type VI.......           --                  --
                                               ======             =======
Investments in securities, at cost......       10,120             103,910
                                               ======             =======
Shares outstanding......................       10,120               4,880
                                               ======             =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                          Eaton Vance Variable Trust                                 Federated Insurance Series
                                         ---------------------------- -----------------------------------------------------------
                                            VT                 VT       Federated
                                         Floating-    VT    Worldwide    American                   Federated High Federated High
                                           Rate     Income   Health      Leaders       Federated     Income Bond    Income Bond
                                          Income    Fund of Sciences    Fund II --   Capital Income   Fund II --     Fund II --
                                           Fund     Boston    Fund    Primary Shares    Fund II     Primary Shares Service Shares
                                         ---------- ------- --------- -------------- -------------- -------------- --------------
Assets
Investments at fair market value (note
 2a):................................... $1,177,222 154,030  277,776     663,066        444,828        453,150       1,343,388
Dividend receivable.....................      1,894      --       --          --             --             --              --
Receivable from affiliate (note 4b).....         --       2        9          23             --             --              43
Receivable for units sold...............        183       3       40       5,075             --             --           1,333
                                         ---------- -------  -------     -------        -------        -------       ---------
   Total assets.........................  1,179,299 154,035  277,825     668,164        444,828        453,150       1,344,764
                                         ---------- -------  -------     -------        -------        -------       ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      1,908       7       13          26             20             20              57
Payable for units withdrawn.............         --      --    2,056          --             --             --              --
                                         ---------- -------  -------     -------        -------        -------       ---------
   Total liabilities....................      1,908       7    2,069          26             20             20              57
                                         ---------- -------  -------     -------        -------        -------       ---------
Net assets attributable to variable
 annuity contract owners................ $1,177,391 154,028  275,756     668,138        444,808        453,130       1,344,707
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................         --      --       --      64,306         59,546         42,992              --
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type I........ $       --      --       --       10.39           7.47          10.54              --
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................     52,650   4,885    3,671          --             --             --          60,380
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type II....... $    10.12   11.13    13.33          --             --             --           11.50
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................     26,638      --    2,410          --             --             --           7,968
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type III...... $    10.09      --    13.29          --             --             --           11.44
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type IV................................     28,306   8,856   13,554          --             --             --          37,414
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type IV....... $    10.10   11.11    13.30          --             --             --           11.75
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      8,927     115    1,094          --             --             --          10,220
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type V........ $    10.07   11.08    13.27          --             --             --           11.70
                                         ========== =======  =======     =======        =======        =======       =========
Outstanding units (note 2b, 4a, and 5):
 Type VI................................         --      --       --          --             --             --              --
                                         ========== =======  =======     =======        =======        =======       =========
Net asset value per unit: Type VI....... $       --      --       --          --             --             --              --
                                         ========== =======  =======     =======        =======        =======       =========
Investments in securities, at cost...... $1,177,136 147,431  266,955     671,064        635,929        449,419       1,257,089
                                         ========== =======  =======     =======        =======        =======       =========
Shares outstanding......................    116,904  13,583   26,255      34,716         52,705         56,715         168,556
                                         ========== =======  =======     =======        =======        =======       =========

                                         -----------------------------

                                           Federated     Federated
                                         International    Kaufmann
                                         Small Company   Fund II --
                                            Fund II    Service Shares
                                         ------------- --------------
Assets
Investments at fair market value (note
 2a):...................................      --          404,152
Dividend receivable.....................      --               --
Receivable from affiliate (note 4b).....      --               10
Receivable for units sold...............      --              110
                                              --          -------
   Total assets.........................      --          404,272
                                              --          -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      --               18
Payable for units withdrawn.............      --               --
                                              --          -------
   Total liabilities....................      --               18
                                              --          -------
Net assets attributable to variable
 annuity contract owners................      --          404,254
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................      --               --
                                              ==          =======
Net asset value per unit: Type I........      --               --
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................      --            6,995
                                              ==          =======
Net asset value per unit: Type II.......      --            13.31
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      --            1,979
                                              ==          =======
Net asset value per unit: Type III......      --            13.30
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      --           17,950
                                              ==          =======
Net asset value per unit: Type IV.......      --            13.30
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      --            3,471
                                              ==          =======
Net asset value per unit: Type V........      --            13.28
                                              ==          =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................      --               --
                                              ==          =======
Net asset value per unit: Type VI.......      --               --
                                              ==          =======
Investments in securities, at cost......      --          382,040
                                              ==          =======
Shares outstanding......................      --           35,452
                                              ==          =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003



                                                   Fidelity Variable Insurance Products Fund (VIP)
                                         -------------------------------------------------------------------
                                                       VIP Equity --                                VIP
                                         VIP Equity --    Income                    VIP Growth    Overseas
                                            Income     Portfolio --   VIP Growth   Portfolio -- Portfolio --
                                         Portfolio --     Service    Portfolio --    Service      Initial
                                         Initial Class    Class 2    Initial Class   Class 2       Class
                                         ------------- ------------- ------------- ------------ ------------
Assets
Investments at fair market value (note
 2a):...................................  $2,205,636     3,325,101     1,632,645    1,123,826     743,471
Dividend receivable.....................          --            --            --           --          --
Receivable from affiliate (note 4b).....          83           132            --           25          32
Receivable for units sold...............       4,738         3,422            --        9,397         430
                                          ----------     ---------     ---------    ---------     -------
   Total assets.........................   2,210,457     3,328,655     1,632,645    1,133,248     743,933
                                          ----------     ---------     ---------    ---------     -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          85           144            65           48          29
Payable for units withdrawn.............          --            --            --           47          --
                                          ----------     ---------     ---------    ---------     -------
   Total liabilities....................          85           144            65           95          29
                                          ----------     ---------     ---------    ---------     -------
Net assets attributable to variable
 annuity contract owners................  $2,210,372     3,328,511     1,632,580    1,133,153     743,904
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     197,885            --       167,788           --      80,335
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type I........  $    11.17            --          9.73           --        9.26
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................          --       157,498            --       55,200          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type II.......  $       --          9.67            --         7.97          --
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................          --        26,370            --       12,463          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type III......  $       --          9.62            --         7.93          --
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................          --       102,175            --       62,076          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type IV.......  $       --         10.05            --         8.88          --
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          --        52,444            --        4,875          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type V........  $       --         10.01            --         8.85          --
                                          ==========     =========     =========    =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................          --            --            --           --          --
                                          ==========     =========     =========    =========     =======
Net asset value per unit: Type VI.......  $       --            --            --           --          --
                                          ==========     =========     =========    =========     =======
Investments in securities, at cost......  $2,107,728     2,886,356     2,201,730    1,020,662     790,131
                                          ==========     =========     =========    =========     =======
Shares outstanding......................      95,153       144,821        52,598       36,583      47,689
                                          ==========     =========     =========    =========     =======

                                               Fidelity Variable Insurance
                                                Products Fund II (VIP II)
                                         ----------------------------------------
                                         VIP II Asset                  VIP II
                                         Manager/SM/     VIP II     Contrafund(R)
                                         Portfolio -- Contrafund(R) Portfolio --
                                           Initial    Portfolio --     Service
                                            Class     Initial Class    Class 2
                                         ------------ ------------- -------------
Assets
Investments at fair market value (note
 2a):...................................   316,130      2,755,110     2,501,344
Dividend receivable.....................        --             --            --
Receivable from affiliate (note 4b).....        --            101           102
Receivable for units sold...............        --            799         8,581
                                           -------      ---------     ---------
   Total assets.........................   316,130      2,756,010     2,510,027
                                           -------      ---------     ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        12            106           109
Payable for units withdrawn.............        --             --            --
                                           -------      ---------     ---------
   Total liabilities....................        12            106           109
                                           -------      ---------     ---------
Net assets attributable to variable
 annuity contract owners................   316,118      2,755,904     2,509,918
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................    29,599        230,813            --
                                           =======      =========     =========
Net asset value per unit: Type I........     10.68          11.94            --
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................        --             --        72,701
                                           =======      =========     =========
Net asset value per unit: Type II.......        --             --         10.62
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................        --             --         8,161
                                           =======      =========     =========
Net asset value per unit: Type III......        --             --         10.57
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type IV................................        --             --       135,316
                                           =======      =========     =========
Net asset value per unit: Type IV.......        --             --         11.08
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type V.................................        --             --        13,793
                                           =======      =========     =========
Net asset value per unit: Type V........        --             --         11.04
                                           =======      =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type VI................................        --             --            --
                                           =======      =========     =========
Net asset value per unit: Type VI.......        --             --            --
                                           =======      =========     =========
Investments in securities, at cost......   325,107      2,843,683     2,211,789
                                           =======      =========     =========
Shares outstanding......................    21,862        119,114       109,086
                                           =======      =========     =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                              Fidelity Variable Insurance Products Fund III (VIP III)
                                         -----------------------------------------------------------------
                                           VIP III
                                           Dynamic      VIP III      VIP III
                                           Capital      Growth &     Growth &      VIP III      VIP III
                                         Appreciation    Income       Income       Growth       Mid Cap
                                         Portfolio -- Portfolio -- Portfolio -- Opportunities Portfolio --
                                           Service      Initial      Service    Portfolio --    Service
                                           Class 2       Class       Class 2    Initial Class   Class 2
                                         ------------ ------------ ------------ ------------- ------------
Assets
Investments at fair market value (note
 2a):...................................     $--       1,168,750    1,222,686      705,508     2,943,568
Dividend receivable.....................      --              --           --           --            --
Receivable from affiliate (note 4b).....      --              49           37            3           109
Receivable for units sold...............      --             861        1,025           --         1,423
                                             ---       ---------    ---------      -------     ---------
Total assets............................      --       1,169,660    1,223,748      705,511     2,945,100
                                             ---       ---------    ---------      -------     ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      --              45           52           27           131
Payable for units withdrawn.............      --              --           61           --            --
                                             ---       ---------    ---------      -------     ---------
   Total liabilities....................      --              45          113           27           131
                                             ---       ---------    ---------      -------     ---------
Net assets attributable to variable
 annuity contract owners................     $--       1,169,615    1,223,635      705,484     2,944,969
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................      --         116,496           --       91,860         1,256
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type I........     $--           10.04           --         7.68         13.94
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................      --              --       64,991           --        74,762
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type II.......     $--              --         9.46           --         12.33
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      --              --       15,727           --        26,957
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type III......     $--              --         9.41           --         12.27
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      --              --       33,551           --        95,913
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type IV.......     $--              --         9.89           --         11.94
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      --              --       13,084           --        44,549
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type V........     $                --         9.86           --         11.89
                                             ===       =========    =========      =======     =========
Outstanding units (note 2b, 4a, and 5):
 Type VI................................      --              --           --           --            --
                                             ===       =========    =========      =======     =========
Net asset value per unit: Type VI.......     $--              --           --           --            --
                                             ===       =========    =========      =======     =========
Investments in securities, at cost......     $--       1,199,813    1,138,034      867,811     2,431,619
                                             ===       =========    =========      =======     =========
Shares outstanding......................      --          88,141       93,406       46,815       122,802
                                             ===       =========    =========      =======     =========

                                         Franklin Templeton Variable Insurance Products Trust
                                         ----------------------------------------------------
                                          Franklin                                Templeton
                                         Large Cap                    Templeton     Global
                                           Growth     Mutual Shares    Foreign      Asset
                                         Securities    Securities     Securities  Allocation
                                          Fund --        Fund --       Fund --     Fund --
                                          Class 2        Class 2       Class 2     Class 2
                                           Shares        Shares         Shares      Shares
                                         ----------   -------------   ----------  ----------
Assets
Investments at fair market value (note
 2a):...................................   87,410        140,128       553,277      31,058
Dividend receivable.....................       --             --            --          --
Receivable from affiliate (note 4b).....        1             --            --          --
Receivable for units sold...............       70             --            --          --
                                           ------        -------       -------      ------
Total assets............................   87,481        140,128       553,277      31,058
                                           ------        -------       -------      ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        5              8            26           3
Payable for units withdrawn.............       --             --            --          --
                                           ------        -------       -------      ------
   Total liabilities....................        5              8            26           3
                                           ------        -------       -------      ------
Net assets attributable to variable
 annuity contract owners................   87,476        140,120       553,251      31,055
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................       --             --            --          --
                                           ======        =======       =======      ======
Net asset value per unit: Type I........       --             --            --          --
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type II................................      971          2,707           921         740
                                           ======        =======       =======      ======
Net asset value per unit: Type II.......    12.32          12.08         12.47       13.13
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................       --          1,818            --          --
                                           ======        =======       =======      ======
Net asset value per unit: Type III......       --          12.05            --          --
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................    6,139          6,192        43,314         896
                                           ======        =======       =======      ======
Net asset value per unit: Type IV.......    12.30          12.05         12.45       13.10
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................       --            906           202         734
                                           ======        =======       =======      ======
Net asset value per unit: Type V........       --          12.02         12.41       13.07
                                           ======        =======       =======      ======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................       --             --            --          --
                                           ======        =======       =======      ======
Net asset value per unit: Type VI.......       --             --            --          --
                                           ======        =======       =======      ======
Investments in securities, at cost......   80,580        129,911       508,904      26,618
                                           ======        =======       =======      ======
Shares outstanding......................    6,302          9,411        45,202       1,665
                                           ======        =======       =======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                                 GE Investments Funds, Inc.
                                                            ---------------------------------------------------------------------
                                                             Global            International   Mid-Cap     Money       Premier
                                                             Income   Income      Equity     Value Equity  Market   Growth Equity
                                                              Fund     Fund        Fund          Fund       Fund        Fund
                                                            -------- --------- ------------- ------------ --------- -------------
Assets
Investments at fair market value (note 2a):................ $211,973 2,691,376    225,053     3,931,004   4,517,036   2,661,728
Dividend receivable........................................       --        --         --            --       2,469          --
Receivable from affiliate (note 4b)........................        7        65          1           101          --          15
Receivable for units sold..................................      189     3,440         --         1,133       1,001         245
                                                            -------- ---------    -------     ---------   ---------   ---------
       Total assets........................................  212,169 2,694,881    225,054     3,932,238   4,520,506   2,661,988
                                                            -------- ---------    -------     ---------   ---------   ---------
Liabilities
Accrued expenses payable to affiliate (note 4c)............        8       116          9           165       2,501         113
Payable for units withdrawn................................       --     3,550         --            --           6          10
                                                            -------- ---------    -------     ---------   ---------   ---------
       Total liabilities...................................        8     3,666          9           165       2,507         123
                                                            -------- ---------    -------     ---------   ---------   ---------
Net assets attributable to variable annuity contract owners $212,161 2,691,215    225,045     3,932,073   4,517,999   2,661,865
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type I.............   17,934    96,450     26,855        95,662     214,660     201,303
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type I........................... $  11.83     12.82       8.38         13.21       11.23        8.67
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type II............       --    33,377         --       147,857     779,343      48,329
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type II.......................... $     --     10.87         --         10.62        1.00        9.21
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type III...........       --     2,648         --        11,435     123,772       2,768
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type III......................... $     --     10.83         --         10.57        1.00        9.16
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type IV............       --    84,484         --        60,649     689,523      36,081
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type IV.......................... $     --     10.84         --         10.49        0.99        9.64
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type V.............       --    13,639         --        32,636     526,897      10,227
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type V........................... $     --     10.81         --         10.45        0.99        9.61
                                                            ======== =========    =======     =========   =========   =========
Outstanding units (note 2b, 4a, and 5): Type VI............       --        --         --            --          --          --
                                                            ======== =========    =======     =========   =========   =========
Net asset value per unit: Type VI.......................... $     --        --         --            --          --          --
                                                            ======== =========    =======     =========   =========   =========
Investments in securities, at cost......................... $186,678 2,766,919    180,955     3,482,980   4,517,036   2,671,248
                                                            ======== =========    =======     =========   =========   =========
Shares outstanding.........................................   18,148   213,432     26,415       224,886   4,517,036      37,776
                                                            ======== =========    =======     =========   =========   =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                         GE Investments Funds, Inc. (continued)
                                                            -----------------------------------------------------------------
                                                            Real Estate S&P 500(R)  Small-Cap    Total      U.S.     Value
                                                            Securities    Index    Value Equity  Return    Equity    Equity
                                                               Fund        Fund        Fund       Fund      Fund      Fund
                                                            ----------- ---------- ------------ --------- --------- ---------
Assets
Investments at fair market value (note 2a):................ $1,083,973  18,973,602  3,853,864   1,533,136 3,555,352 1,274,386
Dividend receivable........................................         --          --         --          --        --        --
Receivable from affiliate (note 4b)........................         15         780        155          51        10        39
Receivable for units sold..................................      1,420      24,310      1,787       5,202        60       337
                                                            ----------  ----------  ---------   --------- --------- ---------
       Total assets........................................  1,085,408  18,998,692  3,855,806   1,538,389 3,555,422 1,274,762
                                                            ----------  ----------  ---------   --------- --------- ---------
Liabilities
Accrued expenses payable to affiliate (note 4c)............         45         774        162          63       152        56
Payable for units withdrawn................................      3,177          --         --          --         6        --
                                                            ----------  ----------  ---------   --------- --------- ---------
       Total liabilities...................................      3,222         774        162          63       158        56
                                                            ----------  ----------  ---------   --------- --------- ---------
Net assets attributable to variable annuity contract owners $1,082,186  18,997,918  3,855,644   1,538,326 3,555,264 1,274,706
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type I.............     34,654     753,975     18,848      68,314   239,781        --
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type I........................... $    16.79        9.53      12.83       12.18     10.74        --
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type II............     15,802     786,490    208,180      11,203    75,469    44,515
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type II.......................... $    12.49        8.87      11.15       11.44      8.93      9.10
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type III...........      1,901      47,772     14,785       8,700     4,238     7,469
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type III......................... $    12.48        8.82      11.09       11.42      8.89      9.06
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type IV............     13,021     337,746     91,102      31,429    20,235    57,237
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type IV.......................... $    12.48        9.51      10.27       11.42      9.45      9.62
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type V.............      9,370     126,905     18,869      10,503     8,202    26,208
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type V........................... $    12.46        9.48      10.23       11.41      9.41      9.59
                                                            ==========  ==========  =========   ========= ========= =========
Outstanding units (note 2b, 4a, and 5): Type VI............         --          --         --          --        --        --
                                                            ==========  ==========  =========   ========= ========= =========
Net asset value per unit: Type VI.......................... $       --          --         --          --        --        --
                                                            ==========  ==========  =========   ========= ========= =========
Investments in securities, at cost......................... $1,027,563  18,772,797  3,383,870   1,485,669 3,671,476 1,144,151
                                                            ==========  ==========  =========   ========= ========= =========
Shares outstanding.........................................     64,638     925,090    302,501     101,599   112,940   141,285
                                                            ==========  ==========  =========   ========= ========= =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                            Greenwich
                                           Goldman Sachs     Street
                                         Variable Insurance  Series
                                               Trust          Fund                            Janus Aspen Series
                                         ------------------ --------- -----------------------------------------------------
                                                             Salomon
                                         Goldman   Goldman  Brothers
                                          Sachs     Sachs   Variable                                Capital      Capital
                                         Growth      Mid    Emerging    Balanced      Balanced   Appreciation  Appreciation
                                           and       Cap     Growth   Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                         Income     Value    Fund --  Institutional   Service    Institutional   Service
                                          Fund      Fund    Class II     Shares        Shares       Shares        Shares
                                         -------- --------- --------- ------------- ------------ ------------- ------------
Assets
Investments at fair market value (note
 2a):................................... $453,073 1,704,695  31,759     5,132,161    4,756,163     3,472,705     234,938
Dividend receivable.....................       --        --      --            --           --            --          --
Receivable from affiliate (note 4b).....       --        --      --           187          215            --           3
Receivable for units sold...............       --        --      --         5,144       12,356            --         468
                                         -------- ---------  ------     ---------    ---------     ---------     -------
   Total assets.........................  453,073 1,704,695  31,759     5,137,492    4,768,734     3,472,705     235,409
                                         -------- ---------  ------     ---------    ---------     ---------     -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       20        71       2           198          212           142          11
Payable for units withdrawn.............       --        83      --            --           --            --          --
                                         -------- ---------  ------     ---------    ---------     ---------     -------
   Total liabilities....................       20       154       2           198          212           142          11
                                         -------- ---------  ------     ---------    ---------     ---------     -------
Net assets attributable to variable
 annuity contract owners................ $453,053 1,704,541  31,757     5,137,294    4,768,522     3,472,563     235,398
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................   50,734   106,801      --       390,966           --       298,587          --
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type I........ $   8.93     15.96      --         13.14           --         11.63          --
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................       --        --      --            --      140,349            --      19,713
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type II....... $     --        --      --            --        10.02            --        8.42
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................       --        --      --            --       36,951            --       1,277
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type III...... $     --        --      --            --         9.96            --        8.38
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................       --        --   2,366            --      167,564            --       3,856
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type IV....... $     --        --   12.56            --        10.17            --        9.97
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................       --        --     163            --      127,350            --       2,041
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type V........ $     --        --   12.54            --        10.13            --        9.93
                                         ======== =========  ======     =========    =========     =========     =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................       --        --      --            --           --            --          --
                                         ======== =========  ======     =========    =========     =========     =======
Net asset value per unit: Type VI....... $     --        --      --            --           --            --          --
                                         ======== =========  ======     =========    =========     =========     =======
Investments in securities, at cost...... $441,618 1,366,615  30,233     5,502,682    4,437,638     4,703,345     220,062
                                         ======== =========  ======     =========    =========     =========     =======
Shares outstanding......................   45,307   127,501   1,641       223,332      199,671       166,637      11,361
                                         ======== =========  ======     =========    =========     =========     =======




                                         --------------


                                           Flexible
                                            Income
                                         Portfolio --
                                         Institutional
                                            Shares
                                         -------------
Assets
Investments at fair market value (note
 2a):...................................    420,645
Dividend receivable.....................         --
Receivable from affiliate (note 4b).....         --
Receivable for units sold...............         --
                                            -------
   Total assets.........................    420,645
                                            -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         16
Payable for units withdrawn.............         --
                                            -------
   Total liabilities....................         16
                                            -------
Net assets attributable to variable
 annuity contract owners................    420,629
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     32,282
                                            =======
Net asset value per unit: Type I........      13.03
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................         --
                                            =======
Net asset value per unit: Type II.......         --
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................         --
                                            =======
Net asset value per unit: Type III......         --
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................         --
                                            =======
Net asset value per unit: Type IV.......         --
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................         --
                                            =======
Net asset value per unit: Type V........         --
                                            =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................         --
                                            =======
Net asset value per unit: Type VI.......         --
                                            =======
Investments in securities, at cost......    406,386
                                            =======
Shares outstanding......................     33,679
                                            =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


                                         -----------------------------------------------------
                                         Global Life     Global
                                           Sciences    Technology      Growth        Growth
                                         Portfolio -- Portfolio --  Portfolio --  Portfolio --
                                            Service      Service    Institutional    Service
                                            Shares       Shares        Shares        Shares
                                         ------------ ------------ -------------- ------------
Assets
Investments at fair market value (note
 2a):...................................   $171,601      78,590      2,233,431      369,420
Dividend receivable.....................         --          --             --           --
Receivable from affiliate (note 4b).....         --          --              3            7
Receivable for units sold...............         --          --             --          175
                                           --------      ------      ---------      -------
   Total assets.........................    171,601      78,590      2,233,434      369,602
                                           --------      ------      ---------      -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          9           5             86           16
Payable for units withdrawn.............         --          --            224           --
                                           --------      ------      ---------      -------
   Total liabilities....................          9           5            310           16
                                           --------      ------      ---------      -------
Net assets attributable to variable
 annuity contract owners................   $171,592      78,585      2,233,124      369,586
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................         --          --        239,349           --
                                           ========      ======      =========      =======
Net asset value per unit: Type I........   $     --          --           9.33           --
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................      6,531       4,098             --       26,467
                                           ========      ======      =========      =======
Net asset value per unit: Type II.......   $   8.80        6.67             --         7.59
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      8,446         332             --        6,859
                                           ========      ======      =========      =======
Net asset value per unit: Type III......   $   8.75        6.63             --         7.55
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      2,674       4,316             --        9,756
                                           ========      ======      =========      =======
Net asset value per unit: Type IV.......   $   9.42        8.59             --         9.16
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      1,600       1,399             --        3,021
                                           ========      ======      =========      =======
Net asset value per unit: Type V........   $   9.39        8.56             --         9.12
                                           ========      ======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................         --          --             --           --
                                           ========      ======      =========      =======
Net asset value per unit: Type VI.......   $     --          --             --           --
                                           ========      ======      =========      =======
Investments in securities, at cost......   $154,924      70,009      3,300,828      325,856
                                           ========      ======      =========      =======
Shares outstanding......................     24,906      22,263        116,143       19,402
                                           ========      ======      =========      =======

                                          Janus Aspen Series (continued)
                                         -------------------------------------------------------------------------------------
                                         International  International    Mid Cap       Mid Cap      Worldwide     Worldwide
                                             Growth        Growth         Growth        Growth        Growth        Growth
                                          Portfolio --  Portfolio --   Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                          Institutional    Service     Institutional    Service    Institutional    Service
                                             Shares        Shares         Shares        Shares        Shares        Shares
                                         -------------- ------------- -------------- ------------ -------------- ------------
Assets
Investments at fair market value (note
 2a):...................................   1,339,747       540,122      3,041,248      265,905      2,060,590      740,894
Dividend receivable.....................          --            --             --           --             --           --
Receivable from affiliate (note 4b).....           4            18              3            8             --           26
Receivable for units sold...............          --           825             --          105             --           90
                                           ---------       -------      ---------      -------      ---------      -------
   Total assets.........................   1,339,751       540,965      3,041,251      266,018      2,060,590      741,010
                                           ---------       -------      ---------      -------      ---------      -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          51            25            118           13             90           32
Payable for units withdrawn.............          --            61             --           --             --           --
                                           ---------       -------      ---------      -------      ---------      -------
   Total liabilities....................          51            86            118           13             90           32
                                           ---------       -------      ---------      -------      ---------      -------
Net assets attributable to variable
 annuity contract owners................   1,339,700       540,879      3,041,133      266,005      2,060,500      740,978
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     130,958            --        312,231           --        224,455           --
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type I........       10.23            --           9.74           --           9.18           --
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................          --        19,669             --       23,130             --       32,786
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type II.......          --          8.30             --         7.41             --         7.62
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................          --         2,519             --        2,927             --        9,263
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type III......          --          8.25             --         7.37             --         7.58
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................          --        30,783             --        6,079             --       40,941
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type IV.......          --          9.71             --        10.27             --         8.93
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          --         5,991             --        1,037             --        6,217
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type V........          --          9.67             --        10.23             --         8.90
                                           =========       =======      =========      =======      =========      =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................          --            --             --           --             --           --
                                           =========       =======      =========      =======      =========      =======
Net asset value per unit: Type VI.......          --            --             --           --             --           --
                                           =========       =======      =========      =======      =========      =======
Investments in securities, at cost......   1,922,177       467,676      6,369,562      223,649      3,188,775      676,566
                                           =========       =======      =========      =======      =========      =======
Shares outstanding......................      58,098        23,596        142,114       12,632         79,806       28,829
                                           =========       =======      =========      =======      =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                          J.P. Morgan Series Trust II
                                                            -------------------------------------------------------
                                                                                                           U.S.
                                                                      International  Mid Cap    Small    Large Cap
                                                              Bond    Opportunities   Value    Company  Core Equity
                                                            Portfolio   Portfolio   Portfolio Portfolio  Portfolio
                                                            --------- ------------- --------- --------- -----------
Assets
Investments at fair market value (note 2a):................ $330,494     24,705      841,052   96,353     54,167
Dividend receivable........................................       --         --           --       --         --
Receivable from affiliate (note 4b)........................       14         --           38        4         --
Receivable for units sold..................................      577         --          661       34         --
                                                            --------     ------      -------   ------     ------
       Total assets........................................  331,085     24,705      841,751   96,391     54,167
                                                            --------     ------      -------   ------     ------
Liabilities
Accrued expenses payable to affiliate (note 4c)............       15          2           39        5          3
Payable for units withdrawn................................       --         --           --       --         --
                                                            --------     ------      -------   ------     ------
       Total liabilities...................................       15          2           39        5          3
                                                            --------     ------      -------   ------     ------
Net assets attributable to variable annuity contract owners $331,070     24,703      841,712   96,386     54,164
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type I.............       --         --           --       --         --
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type I........................... $     --         --           --       --         --
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type II............    7,394         --        9,374    1,125      1,637
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type II.......................... $  10.42         --        12.98    12.88      12.40
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type III...........       --         --        1,695    1,721         --
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type III......................... $     --         --        12.95    12.85         --
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type IV............   23,893        950       52,773    4,609      2,737
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type IV.......................... $  10.40      12.86        12.96    12.86      12.37
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type V.............      534        973        1,094       40         --
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type V........................... $  10.37      12.83        12.92    12.82         --
                                                            ========     ======      =======   ======     ======
Outstanding units (note 2b, 4a, and 5): Type VI............       --         --           --       --         --
                                                            ========     ======      =======   ======     ======
Net asset value per unit: Type VI.......................... $     --         --           --       --         --
                                                            ========     ======      =======   ======     ======
Investments in securities, at cost......................... $325,967     21,401      718,119   84,398     51,395
                                                            ========     ======      =======   ======     ======
Shares outstanding.........................................   26,782      2,614       38,956    6,853      4,330
                                                            ========     ======      =======   ======     ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                               MFS(R) Variable Insurance Trust
                                         -----------------------------------------------------------------------
                                              MFS(R)                                                MFS(R)
                                             Investors          MFS(R)            MFS(R)           Strategic
                                           Growth Stock     Investors Trust    New Discovery        Income
                                         Series -- Service Series -- Service Series -- Service Series -- Service
                                           Class Shares      Class Shares      Class Shares      Class Shares
                                         ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair market value (note
 2a):...................................    $1,367,174         1,212,227          718,085           89,973
Dividend receivable.....................            --                --               --               --
Receivable from affiliate (note 4b).....            39                55               21               --
Receivable for units sold...............         1,835            12,681              809               --
                                            ----------         ---------          -------           ------
   Total assets.........................     1,369,048         1,224,963          718,915           89,973
                                            ----------         ---------          -------           ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................            63                53               31                5
Payable for units withdrawn.............            --                --               --               --
                                            ----------         ---------          -------           ------
   Total liabilities....................            63                53               31                5
                                            ----------         ---------          -------           ------
Net assets attributable to variable
 annuity contract owners................    $1,368,985         1,224,910          718,884           89,968
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................            --                --            5,168               --
                                            ==========         =========          =======           ======
Net asset value per unit: Type I........    $       --                --            12.74               --
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type II................................        72,388            29,812           20,670            1,406
                                            ==========         =========          =======           ======
Net asset value per unit: Type II.......    $     7.47              8.39             8.58            11.16
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................         5,766             5,421            4,938               --
                                            ==========         =========          =======           ======
Net asset value per unit: Type III......    $     7.44              8.35             8.53               --
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................        51,479            86,862           45,717            5,724
                                            ==========         =========          =======           ======
Net asset value per unit: Type IV.......    $     8.73              9.23             8.97            11.13
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................        38,613            13,905            2,627              952
                                            ==========         =========          =======           ======
Net asset value per unit: Type V........    $     8.70              9.19             8.94            11.10
                                            ==========         =========          =======           ======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................            --                --               --               --
                                            ==========         =========          =======           ======
Net asset value per unit: Type VI.......    $       --                --               --               --
                                            ==========         =========          =======           ======
Investments in securities, at cost......    $1,263,779         1,132,503          629,871           88,142
                                            ==========         =========          =======           ======
Shares outstanding......................       159,530            74,553           51,847            8,247
                                            ==========         =========          =======           ======

                                                                             Nations Separate Account Trust
                                         ------------------------------------------------------------------

                                              MFS(R)            MFS(R)        Nations     Nations Marsico
                                           Total Return        Utilities      Marsico      International
                                         Series -- Service Series -- Service  Growth       Opportunities
                                           Class Shares      Class Shares    Portfolio       Portfolio
                                         ----------------- ----------------- ---------    ---------------
Assets
Investments at fair market value (note
 2a):...................................      204,250           601,929       605,049         726,740
Dividend receivable.....................           --                --            --              --
Receivable from affiliate (note 4b).....            8                 6            13               5
Receivable for units sold...............          143               720            21           1,129
                                              -------           -------       -------         -------
   Total assets.........................      204,401           602,655       605,083         727,874
                                              -------           -------       -------         -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................            9                25            26              32
Payable for units withdrawn.............           --                15            --              --
                                              -------           -------       -------         -------
   Total liabilities....................            9                40            26              32
                                              -------           -------       -------         -------
Net assets attributable to variable
 annuity contract owners................      204,392           602,615       605,057         727,842
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................           --                --            --              --
                                              =======           =======       =======         =======
Net asset value per unit: Type I........           --                --            --              --
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................       12,124            52,527        24,394          39,886
                                              =======           =======       =======         =======
Net asset value per unit: Type II.......        11.46              8.03         12.36           13.39
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................           --             7,726         7,561           5,090
                                              =======           =======       =======         =======
Net asset value per unit: Type III......           --              7.99         12.35           13.37
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................        5,547             8,480        17,018           8,270
                                              =======           =======       =======         =======
Net asset value per unit: Type IV.......        11.44             10.65         12.35           13.38
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          175             2,712            --           1,127
                                              =======           =======       =======         =======
Net asset value per unit: Type V........        11.41             10.61            --           13.36
                                              =======           =======       =======         =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................           --                --            --              --
                                              =======           =======       =======         =======
Net asset value per unit: Type VI.......           --                --            --              --
                                              =======           =======       =======         =======
Investments in securities, at cost......      191,676           506,180       580,298         668,942
                                              =======           =======       =======         =======
Shares outstanding......................       10,507            37,929        41,076          53,594
                                              =======           =======       =======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                            Oppenheimer Variable Account Funds
                          ---------------------------------------------------------------------------------------------
                                       Oppenheimer                             Oppenheimer    Oppenheimer
                          Oppenheimer   Aggressive               Oppenheimer     Capital         Global
                          Aggressive      Growth     Oppenheimer   Capital     Appreciation    Securities   Oppenheimer
                            Growth      Fund/VA --      Bond     Appreciation   Fund/VA --     Fund/VA --   High Income
                            Fund/VA   Service Shares   Fund/VA     Fund/VA    Service Shares Service Shares   Fund/VA
                          ----------- -------------- ----------- ------------ -------------- -------------- -----------
Assets
Investments at fair
 market value (note 2a):. $  886,759      90,636      2,072,030   1,453,353      970,185       1,910,714      668,380
Dividend receivable......         --          --             --          --           --              --           --
Receivable from
 affiliate (note 4b).....          3           2             --          50           41              85           25
Receivable for units sold         --         562             --         850        1,733           3,841          149
                          ----------      ------      ---------   ---------      -------       ---------      -------
   Total assets..........    886,762      91,200      2,072,030   1,454,253      971,959       1,914,640      668,554
                          ----------      ------      ---------   ---------      -------       ---------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..         34           6             86          56           43              84           26
Payable for units
 withdrawn...............         --          --             --          --           --              --           --
                          ----------      ------      ---------   ---------      -------       ---------      -------
   Total liabilities.....         34           6             86          56           43              84           26
                          ----------      ------      ---------   ---------      -------       ---------      -------
Net assets attributable
 to variable annuity
 contract owners......... $  886,728      91,194      2,071,944   1,454,197      971,916       1,914,556      668,528
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type I..     95,143          --        166,154     126,014           --              --       61,389
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type I............ $     9.32          --          12.47       11.54           --              --        10.89
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type II.         --       2,535             --          --        8,853          48,433           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type II........... $       --       12.00             --          --        12.77           10.13           --
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type III         --         126             --          --           --           8,202           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type III.......... $       --       11.99             --          --           --           10.08           --
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type IV.         --       4,842             --          --       66,420          89,718           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type IV........... $       --       11.99             --          --        12.74           10.53           --
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type V..         --         101             --          --          997          37,800           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type V............ $       --       11.97             --          --        12.71           10.49           --
                          ==========      ======      =========   =========      =======       =========      =======
Outstanding units (note
 2b, 4a, and 5): Type VI.         --          --             --          --           --              --           --
                          ==========      ======      =========   =========      =======       =========      =======
Net asset value per
 unit: Type VI........... $       --          --             --          --           --              --           --
                          ==========      ======      =========   =========      =======       =========      =======
Investments in
 securities, at cost..... $1,674,757      98,536      2,011,856   1,659,641      896,407       1,535,584      656,627
                          ==========      ======      =========   =========      =======       =========      =======
Shares outstanding.......     24,156       2,480        181,439      41,883       28,097          76,551       77,628
                          ==========      ======      =========   =========      =======       =========      =======

                          ------------------------------------------
                                          Oppenheimer
                           Oppenheimer    Main Street   Oppenheimer
                           Main Street     Small Cap     Multiple
                            Fund/VA --     Fund/VA --   Strategies
                          Service Shares Service Shares   Fund/VA
                          -------------- -------------- -----------
Assets
Investments at fair
 market value (note 2a):.   5,826,405      1,234,709      864,456
Dividend receivable......          --             --           --
Receivable from
 affiliate (note 4b).....         262             51            3
Receivable for units sold      10,508            276           --
                            ---------      ---------      -------
   Total assets..........   5,837,175      1,235,036      864,459
                            ---------      ---------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..         261             55           33
Payable for units
 withdrawn...............          --             --           --
                            ---------      ---------      -------
   Total liabilities.....         261             55           33
                            ---------      ---------      -------
Net assets attributable
 to variable annuity
 contract owners.........   5,836,914      1,234,981      864,426
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type I..          --             --       68,551
                            =========      =========      =======
Net asset value per
 unit: Type I............          --             --        12.61
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type II.     166,822         26,082           --
                            =========      =========      =======
Net asset value per
 unit: Type II...........        9.16          13.40           --
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type III      34,292          4,423           --
                            =========      =========      =======
Net asset value per
 unit: Type III..........        9.11          13.37           --
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type IV.     242,188         53,612           --
                            =========      =========      =======
Net asset value per
 unit: Type IV...........        9.74          13.38           --
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type V..     168,642          8,173           --
                            =========      =========      =======
Net asset value per
 unit: Type V............        9.71          13.34           --
                            =========      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type VI.          --             --           --
                            =========      =========      =======
Net asset value per
 unit: Type VI...........          --             --           --
                            =========      =========      =======
Investments in
 securities, at cost.....   5,137,567      1,070,284      835,895
                            =========      =========      =======
Shares outstanding.......     305,047         92,142       54,300
                            =========      =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                PBHG
                                          Insurance Series
                                             Fund, Inc.                    PIMCO Variable Insurance Trust
                                         ------------------- -----------------------------------------------------------
                                                                                           Long-Term U.S.
                                                     PBHG     Foreign Bond    High Yield     Government    Total Return
                                           PBHG    Large Cap  Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Growth II  Growth   Administrative Administrative Administrative Administrative
                                         Portfolio Portfolio  Class Shares   Class Shares   Class Shares   Class Shares
                                         --------- --------- -------------- -------------- -------------- --------------
Assets
Investments at fair market value (note
 2a):................................... $338,629    713,536    177,573       2,324,599      5,263,519      11,599,247
Dividend receivable.....................       --         --        341          13,056         11,028          20,418
Receivable from affiliate (note 4b).....        2         --         --              --             --              --
Receivable for units sold...............       --         --         44           2,944          7,618          12,690
                                         --------  ---------    -------       ---------      ---------      ----------
   Total assets.........................  338,631    713,536    177,958       2,340,599      5,282,165      11,632,355
                                         --------  ---------    -------       ---------      ---------      ----------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       13         29        349          13,060         11,112          20,438
Payable for units withdrawn.............       --         --         --              --            153              --
                                         --------  ---------    -------       ---------      ---------      ----------
   Total liabilities....................       13         29        349          13,060         11,265          20,438
                                         --------  ---------    -------       ---------      ---------      ----------
Net assets attributable to variable
 annuity contract owners................ $338,618    713,507    177,609       2,327,539      5,270,900      11,611,917
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................   41,548     66,435         --              --             --          15,255
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type I........ $   8.15      10.74         --              --             --           10.10
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type II................................       --         --      2,416          72,936        170,726         389,745
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type II....... $     --         --      11.12           11.84          12.66           11.76
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................       --         --      1,590          26,070         23,243          85,023
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type III...... $     --         --      11.06           11.77          12.60           11.69
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type IV................................       --         --      3,381          76,350        130,619         389,832
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type IV....... $     --         --      10.72           11.74          11.96           11.05
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type V.................................       --         --      9,075          22,290        105,328         142,859
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type V........ $     --         --      10.68           11.70          11.91           11.01
                                         ========  =========    =======       =========      =========      ==========
Outstanding units (note 2b, 4a, and 5):
 Type VI................................       --         --         --              --             --              --
                                         ========  =========    =======       =========      =========      ==========
Net asset value per unit: Type VI....... $     --         --         --              --             --              --
                                         ========  =========    =======       =========      =========      ==========
Investments in securities, at cost...... $780,428  1,082,189    175,668       2,180,106      5,302,693      11,414,697
                                         ========  =========    =======       =========      =========      ==========
Shares outstanding......................   34,448     43,722     17,704         283,834        478,067       1,119,618
                                         ========  =========    =======       =========      =========      ==========

                                              The Prudential       Rydex Variable
                                             Series Fund, Inc.         Trust
                                         ------------------------- --------------

                                           Jennison
                                         20/20 Focus    Jennison
                                         Portfolio -- Portfolio --      OTC
                                           Class II     Class II        Fund
                                         ------------ ------------ --------------
Assets
Investments at fair market value (note
 2a):...................................      --         64,101       422,459
Dividend receivable.....................      --             --            --
Receivable from affiliate (note 4b).....      --             --            10
Receivable for units sold...............      --             --            32
                                              --         ------       -------
   Total assets.........................      --         64,101       422,501
                                              --         ------       -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................      --              3            19
Payable for units withdrawn.............      --             --             3
                                              --         ------       -------
   Total liabilities....................      --              3            22
                                              --         ------       -------
Net assets attributable to variable
 annuity contract owners................      --         64,098       422,479
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................      --             --            --
                                              ==         ======       =======
Net asset value per unit: Type I........      --             --            --
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................      --             --        19,786
                                              ==         ======       =======
Net asset value per unit: Type II.......      --             --          7.42
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      --             --         4,636
                                              ==         ======       =======
Net asset value per unit: Type III......      --             --          7.38
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      --          4,620        26,900
                                              ==         ======       =======
Net asset value per unit: Type IV.......      --          12.12          8.77
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................      --            670           634
                                              ==         ======       =======
Net asset value per unit: Type V........      --          12.10          8.74
                                              ==         ======       =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................      --             --            --
                                              ==         ======       =======
Net asset value per unit: Type VI.......      --             --            --
                                              ==         ======       =======
Investments in securities, at cost......      --         58,367       364,356
                                              ==         ======       =======
Shares outstanding......................      --          3,894        32,102
                                              ==         ======       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                      Salomon Brothers Variable Series Fund Inc
                                         -------------------------------------------------------------------
                                                                           Salomon Brothers
                                         Salomon Brothers Salomon Brothers     Variable     Salomon Brothers
                                             Variable         Variable        Strategic         Variable
                                             All Cap         Investors           Bond         Total Return
                                             Fund  --         Fund --          Fund --          Fund --
                                             Class II         Class I          Class I          Class I
                                         ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair market value (note
 2a):...................................     $37,914          220,830          363,983          121,314
Dividend receivable.....................          --               --               --               --
Receivable from affiliate (note 4b).....           2               --               --               --
Receivable for units sold...............         435               --               --               --
                                             -------          -------          -------          -------
   Total assets.........................      38,351          220,830          363,983          121,314
                                             -------          -------          -------          -------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................           3                8               15                5
Payable for units withdrawn.............          --           16,210               --               --
                                             -------          -------          -------          -------
   Total liabilities....................           3           16,218               15                5
                                             -------          -------          -------          -------
Net assets attributable to variable
 annuity contract owners................     $38,348          204,612          363,968          121,309
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................          --           18,400           27,243           10,899
                                             =======          =======          =======          =======
Net asset value per unit: Type I........     $    --            11.12            13.36            11.13
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type II................................       1,469               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type II.......     $ 12.93               --               --               --
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................          --               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type III......     $    --               --               --               --
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................       1,498               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type IV.......     $ 12.92               --               --               --
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................          --               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type V........     $    --               --               --               --
                                             =======          =======          =======          =======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................          --               --               --               --
                                             =======          =======          =======          =======
Net asset value per unit: Type VI.......     $    --               --               --               --
                                             =======          =======          =======          =======
Investments in securities, at cost......     $35,704          222,588          365,144          116,583
                                             =======          =======          =======          =======
Shares outstanding......................       2,427           17,402           33,424           11,285
                                             =======          =======          =======          =======

                                                  Scudder Variable Series II          Van Kampen Life Investment Trust
                                         -------------------------------------------- -------------------------------

                                            Scudder       SVS Dreman     SVS Dreman
                                           Technology    High Return     Small Cap                        Emerging
                                             Growth         Equity         Value         Comstock          Growth
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --     Portfolio --
                                         Class B Shares Class B Shares Class B Shares Class II Shares  Class II Shares
                                         -------------- -------------- -------------- ---------------  ---------------
Assets
Investments at fair market value (note
 2a):...................................     55,185        276,321         51,173         494,689          82,371
Dividend receivable.....................         --             --             --              --              --
Receivable from affiliate (note 4b).....          1             --             --              14              --
Receivable for units sold...............         26             --             --           2,883              75
                                             ------        -------         ------         -------          ------
   Total assets.........................     55,212        276,321         51,173         497,586          82,446
                                             ------        -------         ------         -------          ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          3             12              3              23               5
Payable for units withdrawn.............         --             --             --              --              --
                                             ------        -------         ------         -------          ------
   Total liabilities....................          3             12              3              23               5
                                             ------        -------         ------         -------          ------
Net assets attributable to variable
 annuity contract owners................     55,209        276,309         51,170         497,563          82,441
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................         --             --             --              --              --
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type I........         --             --             --              --              --
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type II................................        349          4,403            522          15,943           2,320
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type II.......      14.99          12.46          13.43           10.37            8.56
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................         --             --             --           1,315              12
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type III......         --             --             --           10.34            8.53
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type IV................................      2,760         17,801          3,257          23,679           6,477
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type IV.......      14.96          12.44          13.40           10.35            8.54
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type V.................................        582             --             38           7,135             842
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type V........      14.92             --          13.36           10.31            8.51
                                             ======        =======         ======         =======          ======
Outstanding units (note 2b, 4a, and 5):
 Type VI................................         --             --             --              --              --
                                             ======        =======         ======         =======          ======
Net asset value per unit: Type VI.......         --             --             --              --              --
                                             ======        =======         ======         =======          ======
Investments in securities, at cost......     52,487        232,799         44,161         441,303          76,449
                                             ======        =======         ======         =======          ======
Shares outstanding......................      6,271         24,540          3,192          42,101           3,404
                                             ======        =======         ======         =======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                           Statements of Operations

                                                                AIM Variable Insurance Funds
                                         --------------------------------------------------------------------------
                                             AIM V.I.          AIM V.I.      AIM V.I.   AIM V.I.            AIM V.I.
                                            Aggressive           Basic         Blue     Capital    AIM V.I. Premier
                                              Growth             Value         Chip   Appreciation  Growth   Equity
                                              Fund --           Fund --      Fund --    Fund --    Fund --  Fund --
                                             Series I          Series II     Series I   Series I   Series I Series I
                                              Shares            Shares        Shares     Shares     Shares   Shares
                                         ----------------- ----------------- -------- ------------ -------- --------
                                                              Period from
                                                              May 1, 2003
                                            Year ended            to
                                         December 31, 2003 December 31, 2003      Year ended December 31, 2003
                                         ----------------- ----------------- --------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........      $   --                --           --          --         --    3,175
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type I (note 4a).........          --                --           --          --         --       --
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type II (note 4a)........          29                58          159       1,283      4,402    7,647
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type III (note 4a).......          --                26           --         125         84    2,552
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..         193             1,299           61         973      1,865    3,309
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...          --               321           --          53        385      861
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type VI (note 4a)........          --                --           --          --         --       --
                                              ------            ------        -----      ------    -------  -------
Net investment income (expense).........        (222)           (1,704)        (220)     (2,434)    (6,736) (11,194)
                                              ------            ------        -----      ------    -------  -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............         909              (378)          11       2,353     32,887  (16,440)
 Unrealized appreciation (depreciation).       3,831            35,247        3,956      40,731    102,764  232,102
 Capital gain distributions.............          --                --           --          --         --       --
                                              ------            ------        -----      ------    -------  -------
Net realized and unrealized gain (loss)
 on investments.........................       4,740            34,869        3,967      43,084    135,651  215,662
                                              ------            ------        -----      ------    -------  -------
Increase (decrease) in net assets from
 operations.............................      $4,518            33,165        3,747      40,650    128,915  204,468
                                              ======            ======        =====      ======    =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                           The Alger American Fund    AllianceBernstein Variable Products Series Fund, Inc.
                                         --------------------------   --------------------------------------------------
                                                           Alger
                                            Alger         American
                                           American        Small         Growth
                                            Growth     Capitalization     and          Premier
                                         Portfolio --   Portfolio --     Income         Growth       Quasar     Technology
                                           Class O        Class O     Portfolio --   Portfolio -- Portfolio -- Portfolio --
                                            Shares         Shares       Class B        Class B      Class B      Class B
                                         ------------  -------------- ------------   ------------ ------------ ------------
                                                                                                               Period from
                                                                                                               May 1, 2003
                                                                                                                    to
                                                                                                               December 31,
                                         Year ended December 31, 2003      Year ended December 31, 2003            2003
                                         --------------------------   -------------------------------------    ------------
Investment income and expense:
   Income -- Ordinary dividends.........   $     --             --       21,975             --           --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type I (note 4a).......     10,429          9,111          281             --           --          --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......         --             --       14,489          4,019          287         254
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....         --             --        8,375          1,733          187          --
   Expenses -- Mortality and expense
     risk charges, administrative and
     enhanced rider expenses -- Type IV
     (note 4a)..........................         --             --       15,538          4,064        1,095         305
   Expenses -- Mortality and expense
     risk charges, administrative and
     enhanced rider expenses -- Type V
     (note 4a)..........................         --             --        6,853            981           --         199
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......         --             --           --             --           --          --
                                           --------       --------      -------        -------       ------       -----
Net investment income (expense).........    (10,429)        (9,111)     (23,561)       (10,797)      (1,569)       (758)
                                           --------       --------      -------        -------       ------       -----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............    (69,061)      (154,811)     (24,962)         9,507       (1,196)      2,121
   Unrealized appreciation
     (depreciation).....................    295,112        385,397      857,088        163,462       41,933       6,187
   Capital gain distributions...........         --             --           --             --           --          --
                                           --------       --------      -------        -------       ------       -----
Net realized and unrealized gain (loss)
  on investments........................    226,051        230,586      832,126        172,969       40,737       8,308
                                           --------       --------      -------        -------       ------       -----
Increase (decrease) in net assets from
  operations............................   $215,622        221,475      808,565        162,172       39,168       7,550
                                           ========       ========      =======        =======       ======       =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          American Century Variable Portfolios, Inc.
                                         -------------------------------------------  ----------------------------

                                                                                                Dreyfus
                                                                                               Investment
                                         VP Income                                            Portfolios-
                                         & Growth  VP International VP Ultra VP Value         MidCap Stock
                                          Fund --      Fund --      Fund --  Fund --          Portfolio --
                                          Class I      Class I      Class I  Class I         Initial Shares
                                         --------- ---------------- -------- -------- ----------------------------

                                                 Year ended December 31, 2003         Year ended December 31, 2003
                                         -------------------------------------------  ----------------------------
Investment income and expense:
 Income -- Ordinary dividends...........  $    --          --           --     2,751                73
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................       --          --           --        --                --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       --          --           --        29               113
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................       --          --           --        --                --
 Expenses -- Mortality and expense risk
   charges administrative and enhanced
   rider expenses -- Type IV (note 4a)..      517         116           49     4,604                69
 Expenses -- Mortality and expense risk
   charges administrative and enhanced
   rider expenses -- Type V (note 4a)...       --          --           19        --                --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................       --          --           --        --                --
                                          -------       -----        -----   -------             -----
Net investment income (expense).........     (517)       (116)         (68)   (1,882)             (109)
                                          -------       -----        -----   -------             -----
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............      566          23            4     4,983                25
 Unrealized appreciation (depreciation).   11,897       2,944        1,027   115,799             4,152
 Capital gain distributions.............       --          --           --        --                --
                                          -------       -----        -----   -------             -----
Net realized and unrealized gain (loss)
 on investments.........................   12,463       2,967        1,031   120,782             4,177
                                          -------       -----        -----   -------             -----
Increase (decrease) in net assets from
 operations.............................  $11,946       2,851          963   118,900             4,068
                                          =======       =====        =====   =======             =====

                                                  Dreyfus
                                         --------------------------------------------------------
                                                   Dreyfus            Dreyfus
                                                 Investment           Variable     The Dreyfus
                                                 Portfolios-         Investment      Socially
                                                  Emerging            Fund --      Responsible
                                                   Markets             Money       Growth Fund,
                                                Portfolio --           Market        Inc. --
                                               Initial Shares        Portfolio    Initial Shares
                                         --------------------------- ----------   --------------
                                         Period from January 1, 2003
                                            to November 14, 2003     Year ended December 31, 2003
                                         --------------------------- ---------------------------
Investment income and expense:
 Income -- Ordinary dividends...........              242                17              115
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................               --                --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................              990                49              995
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................              121                --               45
 Expenses -- Mortality and expense risk
   charges administrative and enhanced
   rider expenses -- Type IV (note 4a)..              877                 6              161
 Expenses -- Mortality and expense risk
   charges administrative and enhanced
   rider expenses -- Type V (note 4a)...              197                --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................               --                --               --
                                                   ------               ---           ------
Net investment income (expense).........           (1,943)              (38)          (1,086)
                                                   ------               ---           ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............           14,823                --             (424)
 Unrealized appreciation (depreciation).            7,989                --           20,752
 Capital gain distributions.............               --                --               --
                                                   ------               ---           ------
Net realized and unrealized gain (loss)
 on investments.........................           22,812                --           20,328
                                                   ------               ---           ------
Increase (decrease) in net assets from
 operations.............................           20,869               (38)          19,242
                                                   ======               ===           ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                  Eaton Vance Variable Trust
                                         --------------------------------------------



                                                                         VT Worldwide
                                         VT Floating-Rate   VT Income       Health
                                           Income Fund    Fund of Boston Sciences Fund
                                         ---------------- -------------- -------------
                                           Period from     Period from
                                           May 1, 2003     May 1, 2003
                                                to              to        Year ended
                                           December 31,    December 31,  December 31,
                                               2003            2003          2003
                                         ---------------- -------------- -------------
Investment income and expense:
 Income -- Ordinary dividends...........      $5,054              --            --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................          --              --            --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       1,420             188           148
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4).................       1,073              --           109
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..         958             580           979
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...         389               1           134
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................          --              --            --
                                              ------          ------        ------
Net investment income (expense).........       1,214            (769)       (1,370)
                                              ------          ------        ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............       1,900           4,415            41
 Unrealized appreciation (depreciation).          86           6,599        10,821
 Capital gain distributions.............          --              --            --
                                              ------          ------        ------
Net realized and unrealized gain (loss)
 on investments.........................       1,986          11,014        10,862
                                              ------          ------        ------
Increase (decrease) in net assets from
 operations.............................      $3,200          10,245         9,492
                                              ======          ======        ======

                                                                 Federated Insurance Series
                                         --------------------------------------------------------------------------
                                         Federated             Federated   Federated
                                          American            High Income High Income    Federated
                                          Leaders   Federated    Bond        Bond      International    Federated
                                         Fund II --  Capital  Fund II --  Fund II --       Small         Kaufmann
                                          Primary    Income     Primary     Service       Company       Fund II --
                                           Shares    Fund II    Shares      Shares        Fund II     Service Shares
                                         ---------- --------- ----------- ----------- --------------- --------------
                                                                                        Period from    Period from
                                                                                      January 1, 2003  May 1, 2003
                                                                                            to              to
                                                                                       November 14,    December 31,
                                                 Year ended December 31, 2003              2003            2003
                                         -------------------------------------------- --------------- --------------
Investment income and expense:
 Income -- Ordinary dividends...........    9,205     25,329     32,384      53,463           --              --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................    8,248      5,532      5,981          --           --              --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       --         --         --       7,610          238             459
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4).................       --         --         --         804          137              77
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..       --         --         --       3,625          822           1,178
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...       --         --         --         705           61             201
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................       --         --         --          --           --              --
                                          -------    -------    -------     -------       ------          ------
Net investment income (expense).........      957     19,797     26,403      40,719       (1,258)         (1,915)
                                          -------    -------    -------     -------       ------          ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............  (22,853)   (11,364)   (10,795)      5,412       30,073           3,567
 Unrealized appreciation (depreciation).  157,361     62,493     65,371     104,652        2,729          22,114
 Capital gain distributions.............       --         --         --          --           --              --
                                          -------    -------    -------     -------       ------          ------
Net realized and unrealized gain (loss)
 on investments.........................  134,508     51,129     54,576     110,064       32,802          25,681
                                          -------    -------    -------     -------       ------          ------
Increase (decrease) in net assets from
 operations.............................  135,465     70,926     80,979     150,783       31,544          23,766
                                          =======    =======    =======     =======       ======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                                      Fidelity Variable Insurance Products Fund (VIP)
                                         ------------------------------------------------------------------------
                                              VIP            VIP
                                            Equity-        Equity-          VIP            VIP            VIP
                                            Income         Income         Growth         Growth        Overseas
                                         Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Initial Class Service Class 2 Initial Class Service Class 2 Initial Class
                                         ------------- --------------- ------------- --------------- -------------
                                                               Year ended December 31, 2003
                                         ------------------------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........   $ 33,849         19,355          4,041            569          4,633
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................     26,196             --         20,340             --          7,992
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................         --         15,340             --          3,938             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................         --          3,373             --          1,416             --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..         --          7,935             --          4,809             --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...         --          5,321             --            312             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................         --             --             --             --             --
                                           --------        -------       --------        -------        -------
Net investment income (expense).........      7,653        (12,614)       (16,299)        (9,906)        (3,359)
                                           --------        -------       --------        -------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    (87,749)        52,973       (180,547)        (3,396)       (55,395)
 Unrealized appreciation (depreciation).    564,793        571,529        588,011        201,755        270,688
 Capital gain distributions.............         --             --             --             --             --
                                           --------        -------       --------        -------        -------
Net realized and unrealized gain (loss)
 on investments.........................    477,044        624,502        407,464        198,359        215,293
                                           --------        -------       --------        -------        -------
Increase (decrease) in net assets from
 operations.............................   $484,697        611,888        391,165        188,453        211,934
                                           ========        =======       ========        =======        =======

                                            Fidelity Variable Insurance Products
                                                      Fund II (VIP II)
                                         ------------------------------------------
                                            VIP II
                                             Asset        VIP II         VIP II
                                          Manager/SM/  Contrafund(R)  Contrafund(R)
                                         Portfolio --  Portfolio --    Portfolio--
                                         Initial Class Initial Class Service Class 2
                                         ------------- ------------- ---------------
                                                Year ended December 31, 2003
                                         ------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........    12,582         12,465          2,986
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................     4,631         35,564             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................        --             --          6,101
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................        --             --            755
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..        --             --         13,930
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...        --             --            943
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................        --             --             --
                                            ------       --------        -------
Net investment income (expense).........     7,951        (23,099)       (18,743)
                                            ------       --------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    (9,959)      (137,023)        23,055
 Unrealized appreciation (depreciation).    52,209        768,928        356,544
 Capital gain distributions.............        --             --             --
                                            ------       --------        -------
Net realized and unrealized gain (loss)
 on investments.........................    42,250        631,905        379,599
                                            ------       --------        -------
Increase (decrease) in net assets from
 operations.............................    50,201        608,806        360,856
                                            ======       ========        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                   Fidelity Variable Insurance Products Fund III (VIP III)
                                         --------------------------------------------------------------------------

                                             VIP III        VIP III        VIP III        VIP III
                                         Dynamic Capital   Growth &       Growth &        Growth         VIP III
                                          Appreciation      Income         Income      Opportunities     Mid Cap
                                          Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                                         --------------- ------------- --------------- ------------- ---------------
                                           Period from
                                           May 1, 2003
                                               to
                                          December 31,
                                              2003                      Year ended December 31, 2003
                                         --------------- ----------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........       $--           12,229          5,643          4,815          3,652
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................        --           14,655             --          8,674             52
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................        --               --          3,705             --          7,402
 Expenses - Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................        --               --          1,563             --          3,394
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..        --               --          3,587             --         10,297
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...        --               --          1,894             --          6,854
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................        --               --             --             --             --
                                               ---          -------        -------        -------        -------
Net investment income (expense).........        --           (2,426)        (5,106)        (3,859)       (24,347)
                                               ---          -------        -------        -------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............        --          (17,251)           (96)       (32,533)        28,974
 Unrealized appreciation (depreciation).        --          227,799        139,749        190,796        600,148
 Capital gain distributions.............        --               --             --             --             --
                                               ---          -------        -------        -------        -------
Net realized and unrealized gain (loss)
 on investments.........................        --          210,548        139,653        158,263        629,122
                                               ---          -------        -------        -------        -------
Increase (decrease) in net assets from
 operations.............................       $--          208,122        134,547        154,404        604,775
                                               ===          =======        =======        =======        =======

                                            Franklin Templeton Variable Insurance Products Trust
                                         ----------------------------------------------------------
                                            Franklin
                                           Large Cap                     Templeton      Templeton
                                             Growth     Mutual Shares     Foreign      Global Asset
                                           Securities     Securities     Securities     Allocation
                                            Fund --        Fund --        Fund --        Fund --
                                         Class 2 Shares Class 2 Shares Class 2 Shares Class 2 Shares
                                         -------------- -------------- -------------- --------------




                                                        Year ended December 31, 2003
                                         ----------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........        86             155             74            161
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................        --              --             --             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       102              50             13             76
 Expenses - Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................        --              93             --             --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..       253             336          1,208             52
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...        --              20              2             70
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................        --              --             --             --
                                             -----          ------         ------         ------
Net investment income (expense).........      (269)           (344)        (1,149)           (37)
                                             -----          ------         ------         ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............       101              35         (1,182)            37
 Unrealized appreciation (depreciation).     6,831          10,218         44,373         (5,284)
 Capital gain distributions.............        --              --             --             --
                                             -----          ------         ------         ------
Net realized and unrealized gain (loss)
 on investments.........................     6,932          10,253         43,191         (5,247)
                                             -----          ------         ------         ------
Increase (decrease) in net assets from
 operations.............................     6,663           9,909         42,042         (5,284)
                                             =====          ======         ======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                               GE Investments Funds, Inc.
                          -------------------------------------------------------------------
                           Global            International   Mid-Cap     Money      Premier
                           Income   Income      Equity     Value Equity  Market  Growth Equity
                            Fund     Fund        Fund          Fund       Fund       Fund
                          -------  --------  ------------- ------------ -------  -------------
                                              Year ended December 31, 2003
                          -------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 7,419   137,844      1,835        44,163     47,312       3,999
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type I
     (note 4a)...........   4,869    20,543      3,015        13,767     51,017      22,706
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type II
     (note 4a)...........      --     2,960         --        16,765      7,386       4,613
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type
     III (note 4a).......      --       107         --         2,105      2,307         263
   Expenses -- Mortality
     and expense risk
     charges,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...........      --     6,156         --         6,044     13,437       2,498
   Expenses -- Mortality
     and expense risk
     charges,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...........      --       853         --         3,853     10,787         567
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type VI
     (note 4a)...........      --        --         --            --         --          --
                          -------  --------     ------       -------    -------     -------
Net investment income
  (expense)..............   2,550   107,225     (1,180)        1,629    (37,622)    (26,648)
                          -------  --------     ------       -------    -------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  32,047    26,583      6,584       (20,454)        --     (67,950)
   Unrealized
     appreciation
     (depreciation)......  (8,457) (114,273)    62,650       838,544         --     612,558
   Capital gain
     distributions.......      --    18,890         --            --         --          --
                          -------  --------     ------       -------    -------     -------
Net realized and
  unrealized gain (loss)
  on investments.........  23,590   (68,800)    69,234       818,090         --     544,608
                          -------  --------     ------       -------    -------     -------
Increase (decrease) in
  net assets from
  operations............. $26,140    38,425     68,054       819,719    (37,622)    517,960
                          =======  ========     ======       =======    =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                     GE Investments Funds, Inc. (continued)
                                         --------------------------------------------------------------
                                         Real Estate S&P 500(R)  Small-Cap    Total     U.S.     Value
                                         Securities    Index    Value Equity  Return   Equity    Equity
                                            Fund        Fund        Fund       Fund     Fund      Fund
                                         ----------- ---------- ------------ -------  --------  -------
                                                          Year ended December 31, 2003
                                         --------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........  $ 30,758     219,292      1,985     16,459    28,977   14,979
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type I (note 4a).......     5,784      89,353      1,149     11,090    33,526       --
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type II (note 4a)......       558      78,239     24,380        295     7,963    4,639
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type III (note 4a).....       117       4,665      1,943        451       570      993
   Expenses -- Mortality and expense
     risk charges, administrative and
     enhanced rider expenses -- Type IV
     (note 4a)..........................       420      18,838      9,449      1,192     2,060    5,793
   Expenses -- Mortality and expense
     risk charges, administrative and
     enhanced rider expenses -- Type V
     (note 4a)..........................       671      12,787      2,538        608       577    1,737
   Expenses -- Mortality and expense
     risk charges and administrative
     expenses -- Type VI (note 4a)......        --          --         --         --        --       --
                                          --------   ---------    -------    -------  --------  -------
Net investment income (expense).........    23,208      15,410    (37,474)     2,823   (15,719)   1,817
                                          --------   ---------    -------    -------  --------  -------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............      (329)   (331,757)   (13,400)   (22,824) (105,143)  (9,155)
   Unrealized appreciation
     (depreciation).....................    87,572   3,760,847    683,924    195,043   739,458  191,033
   Capital gain distributions...........    45,303          --         --         --        --       --
                                          --------   ---------    -------    -------  --------  -------
Net realized and unrealized gain (loss)
  on investments........................   132,546   3,429,090    670,524    172,219   634,315  181,878
                                          --------   ---------    -------    -------  --------  -------
Increase (decrease) in net assets from
  operations............................  $155,754   3,444,500    633,050    175,042   618,596  183,695
                                          ========   =========    =======    =======  ========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                Greenwich
                                           Goldman Sachs         Street
                                         Variable Insurance      Series
                                               Trust              Fund
                                         ----------------   ----------------- -------------
                                                                 Salomon
                                         Goldman                Brothers
                                          Sachs    Goldman      Variable
                                         Growth     Sachs       Emerging        Balanced
                                           and     Mid Cap       Growth       Portfolio --
                                         Income     Value        Fund --      Institutional
                                          Fund      Fund        Class II         Shares
                                         -------   -------  ----------------- -------------
                                                               Period from
                                            Year ended       May 1, 2003 to
                                         December 31, 2003  December 31, 2003
                                         ----------------   ----------------- -------------
Investment income and expense:
 Income -- Ordinary dividends........... $ 5,340    13,325           --          110,516
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................   5,182    20,544           --           70,857
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................      --        --           --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................      --        --           --               --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..      --        --           53               --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...      --        --            3               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................      --        --           --               --
                                         -------   -------        -----         --------
Net investment income (expense).........     158    (7,219)         (56)          39,659
                                         -------   -------        -----         --------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............  (4,536)   25,156          388         (132,519)
 Unrealized appreciation (depreciation).  87,655   320,219        1,526          681,555
 Capital gain distributions.............      --    17,491           --               --
                                         -------   -------        -----         --------
Net realized and unrealized gain (loss)
 on investments.........................  83,119   362,866        1,914          549,036
                                         -------   -------        -----         --------
Increase (decrease) in net assets from
 operations............................. $83,277   355,647        1,858          588,695
                                         =======   =======        =====         ========



                                                    Janus Aspen Series
                                         ------------------------------------------------------


                                                         Capital      Capital      Flexible
                                           Balanced   Appreciation  Appreciation    Income
                                         Portfolio -- Portfolio --  Portfolio -- Portfolio --
                                           Service    Institutional   Service    Institutional
                                            Shares       Shares        Shares       Shares
                                         ------------ ------------- ------------ -------------


                                               Year ended December 31, 2003
                                         ------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........    77,328        15,518          594       19,102
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................        --        45,776           --        5,567
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................    17,310            --        1,865           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................     5,998            --          648           --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..    19,899            --          261           --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...    21,523            --          482           --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................        --            --           --           --
                                           -------      --------       ------       ------
Net investment income (expense).........    12,598       (30,258)      (2,662)      13,535
                                           -------      --------       ------       ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............     7,431      (277,228)       4,195        4,254
 Unrealized appreciation (depreciation).   448,895       873,675       36,677          660
 Capital gain distributions.............        --            --           --           --
                                           -------      --------       ------       ------
Net realized and unrealized gain (loss)
 on investments.........................   456,326       596,447       40,872        4,914
                                           -------      --------       ------       ------
Increase (decrease) in net assets from
 operations.............................   468,924       566,189       38,210       18,449
                                           =======      ========       ======       ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                         ----------------------------------------------------
                                         Global Life     Global
                                           Sciences    Technology     Growth        Growth
                                         Portfolio -- Portfolio -- Portfolio --  Portfolio --
                                           Service      Service    Institutional   Service
                                            Shares       Shares       Shares        Shares
                                         ------------ ------------ ------------- ------------

                                         ----------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........   $    --           --         1,834           --
 Expenses  -- Mortality and expense
   risk charges and administrative
   expenses  -- Type I (note 4a)........        --           --        28,533           --
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type II (note 4a)........       518          333            --        2,332
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type III (note 4a).......     1,017           30            --          718
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses --  Type IV (note 4a).       264          510            --        1,134
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...       380          400            --          260
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type VI (note 4a)........        --           --            --           --
                                           -------       ------      --------       ------
Net investment income (expense).........    (2,179)      (1,273)      (26,699)      (4,444)
                                           -------       ------      --------       ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    (2,774)      12,956      (341,311)        (425)
 Unrealized appreciation (depreciation).    35,299       20,265       903,809       84,446
 Capital gain distributions.............        --           --            --           --
                                           -------       ------      --------       ------
Net realized and unrealized gain (loss)
 on investments.........................    32,525       33,221       562,498       84,021
                                           -------       ------      --------       ------
Increase (decrease) in net assets from
 operations.............................   $30,346       31,948       535,799       79,577
                                           =======       ======      ========       ======

                                         Janus Aspen Series (continued)
                                         ---------------------------------------------------------------------------------
                                         International International    Mid Cap      Mid Cap      Worldwide    Worldwide
                                            Growth        Growth        Growth        Growth       Growth        Growth
                                         Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --  Portfolio --
                                         Institutional    Service    Institutional   Service    Institutional   Service
                                            Shares        Shares        Shares        Shares       Shares        Shares
                                         ------------- ------------- ------------- ------------ ------------- ------------
                                          Year ended December 31, 2003
                                         ---------------------------------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........     13,813         2,432             --          --        20,554        5,557
 Expenses  -- Mortality and expense
   risk charges and administrative
   expenses  -- Type I (note 4a)........     15,769            --         36,643          --        26,321           --
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type II (note 4a)........         --         1,195             --       2,046            --        2,996
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type III (note 4a).......         --           394             --         236            --        1,043
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses --  Type IV (note 4a).         --         2,002             --         883            --        4,944
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...         --           428             --         175            --          784
 Expenses -- Mortality and expense risk
   charges and administrative
   expenses -- Type VI (note 4a)........         --            --             --          --            --           --
                                           --------       -------      ---------      ------      --------      -------
Net investment income (expense).........     (1,956)       (1,587)       (36,643)     (3,340)       (5,767)      (4,210)
                                           --------       -------      ---------      ------      --------      -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............   (123,815)       12,464       (585,168)        488      (387,089)      (3,321)
 Unrealized appreciation (depreciation).    463,949        89,259      1,377,342      66,525       765,761      144,258
 Capital gain distributions.............         --            --             --          --            --           --
                                           --------       -------      ---------      ------      --------      -------
Net realized and unrealized gain (loss)
 on investments.........................    340,134       101,723        792,174      67,013       378,672      140,937
                                           --------       -------      ---------      ------      --------      -------
Increase (decrease) in net assets from
 operations.............................    338,178       100,136        755,531      63,673       372,905      136,727
                                           ========       =======      =========      ======      ========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                       J.P. Morgan Series Trust II
                          ----------------------------------------------------
                                                                        U.S.
                                                                      Large Cap
                                    International  Mid Cap    Small     Core
                            Bond    Opportunities   Value    Company   Equity
                          Portfolio   Portfolio   Portfolio Portfolio Portfolio
                          --------- ------------- --------- --------- ---------
                                      Year ended December 31, 2003
                          ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  345          --        1,169       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type I
     (note 4a)...........      --          --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type II
     (note 4a)...........     264          --          429      102        24
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type
     III (note 4a).......      --          --           94       94        --
   Expenses -- Mortality
     and expense risk
     charges,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...........   1,026          47        5,965      322        93
   Expenses -- Mortality
     and expense risk
     charges,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...........       4          89           27       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     expenses -- Type VI
     (note 4a)...........      --          --           --       --        --
                           ------       -----      -------   ------     -----
Net investment income
  (expense)..............    (949)       (136)      (5,346)    (518)     (117)
                           ------       -----      -------   ------     -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (282)        386       11,541      200        95
   Unrealized
     appreciation
     (depreciation)......   4,527       3,304      122,907   11,953     2,773
   Capital gain
     distributions.......     244          --           --       --        --
                           ------       -----      -------   ------     -----
Net realized and
  unrealized gain (loss)
  on investments.........   4,489       3,690      134,448   12,153     2,868
                           ------       -----      -------   ------     -----
Increase (decrease) in
  net assets from
  operations.............  $3,540       3,554      129,102   11,635     2,751
                           ======       =====      =======   ======     =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    MFS(R) Variable Insurance Trust
                                         -------------------------------------------------------------------------------------
                                            MFS(R)                                      MFS(R)
                                           Investors       MFS(R)         MFS(R)       Strategic      MFS(R)        MFS(R)
                                         Growth Stock  Investors Trust New Discovery    Income     Total Return    Utilities
                                           Series --      Series --      Series --     Series --     Series --     Series --
                                         Service Class  Service Class  Service Class Service Class Service Class Service Class
                                            Shares         Shares         Shares        Shares        Shares        Shares
                                         ------------- --------------- ------------- ------------- ------------- -------------



                                                                     Year ended December 31, 2003
                                         -------------------------------------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........   $     --          3,512             --           --           192          9,367
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................         --             --            342           --            --             --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................      5,099          2,496          1,766           31           560          4,848
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................      1,190          1,239            637           --            --            911
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..      3,966          6,971          3,168          144           298            794
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...      5,406          1,454            123           19             1            365
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................         --             --             --           --            --             --
                                           --------        -------        -------        -----        ------        -------
Net investment income (expense).........    (15,661)        (8,648)        (6,036)        (194)         (667)         2,449
                                           --------        -------        -------        -----        ------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............      2,245          3,785         23,605           89           324          2,080
 Unrealized appreciation (depreciation).    199,243        175,993        103,370        1,831        12,569        133,387
 Capital gain distributions.............         --             --             --           --            --             --
                                           --------        -------        -------        -----        ------        -------
Net realized and unrealized gain (loss)
 on investments.........................    201,488        179,778        126,975        1,920        12,893        135,467
                                           --------        -------        -------        -----        ------        -------
Increase (decrease) in net assets from
 operations.............................   $185,827        171,130        120,939        1,726        12,226        137,916
                                           ========        =======        =======        =====        ======        =======

                                           Nations Separate Account Trust
                                         ----------------------------------


                                              Nations       Nations Marsico
                                              Marsico        International
                                              Growth         Opportunities
                                             Portfolio         Portfolio
                                         ----------------- -----------------
                                            Period from       Period from
                                            May 1, 2003       May 1, 2003
                                                to                to
                                         December 31, 2003 December 31, 2003
                                         ----------------- -----------------
Investment income and expense:
 Income -- Ordinary dividends...........          --                15
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................          --                --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................         846             1,271
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................         608               351
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..         488               325
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...          --               110
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................          --                --
                                              ------            ------
Net investment income (expense).........      (1,942)           (2,042)
                                              ------            ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............       2,645             5,999
 Unrealized appreciation (depreciation).      24,750            57,799
 Capital gain distributions.............          --                --
                                              ------            ------
Net realized and unrealized gain (loss)
 on investments.........................      27,395            63,798
                                              ------            ------
Increase (decrease) in net assets from
 operations.............................      25,453            61,756
                                              ======            ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                     Oppenheimer Variable Account Funds
                     -------------------------------------------------------------------------------------------------------
                                   Oppenheimer                             Oppenheimer   Oppenheimer
                                    Aggressive                               Capital       Global                Oppenheimer
                     Oppenheimer      Growth                 Oppenheimer   Appreciation  Securities  Oppenheimer Main Street
                      Aggressive    Fund/VA --   Oppenheimer   Capital      Fund/VA --   Fund/VA --     High     Fund/VA --
                        Growth       Service        Bond     Appreciation    Service       Service     Income      Service
                       Fund/VA        Shares       Fund/VA     Fund/VA        Shares       Shares      Fund/VA     Shares
                     ------------ -------------- ----------- ------------ -------------- ----------- ----------- -----------
                                   Period from                             Period from
                      Year ended  May 1, 2003 to                          May 1, 2003 to
                     December 31,  December 31,         Year ended         December 31,              Year ended
                         2003          2003         December 31, 2003          2003               December 31, 2003
                     ------------ -------------- -----------------------  -------------- ----------------------------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........  $      --           --       142,302       4,257            62         5,185      52,909       33,150
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   I (note 4a)......     11,229           --        32,824      16,464            --            --      10,139           --
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   II (note 4a).....         --          147            --          --           471         3,947          --       16,744
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   III (note 4a)....         --            3            --          --            --           850          --        3,781
 Expenses --
   Mortality and
   expense risk
   charges
   administrative
   and enhanced
   rider expenses
   -- Type IV (note
   4a)..............         --          591            --          --         2,517         9,059          --       27,096
 Expenses --
   Mortality and
   expense risk
   charges,
   administrative
   and enhanced
   rider expenses
   -- Type V (note
   4a)..............         --            6            --          --            83         3,847          --       22,194
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   VI (note 4a).....         --           --            --          --            --            --          --           --
                      ---------       ------       -------     -------        ------       -------     -------    ---------
Net investment
 income (expense)...    (11,229)        (747)      109,478     (12,208)       (3,009)      (12,518)     42,770      (36,665)
                      ---------       ------       -------     -------        ------       -------     -------    ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........   (138,072)       9,590         3,711     (98,380)        2,652        10,303     (33,140)      (2,505)
 Unrealized
   appreciation
   (depreciation)...    318,808       (7,900)        7,733     417,773        73,778       441,998     130,048    1,064,914
 Capital gain
   distributions....         --           --            --          --            --            --          --           --
                      ---------       ------       -------     -------        ------       -------     -------    ---------
Net realized and
 unrealized gain
 (loss) on
 investments........    180,736        1,690        11,444     319,393        76,430       452,301      96,908    1,062,409
                      ---------       ------       -------     -------        ------       -------     -------    ---------
Increase (decrease)
 in net assets from
 operations.........  $ 169,507          943       120,922     307,185        73,421       439,783     139,678    1,025,744
                      =========       ======       =======     =======        ======       =======     =======    =========

                     ---------------------------
                      Oppenheimer
                      Main Street
                       Small Cap    Oppenheimer
                       Fund/VA --     Multiple
                        Service      Strategies
                         Shares       Fund/VA
                     -------------- ------------
                      Period from
                     May 1, 2003 to  Year ended
                      December 31,  December 31,
                          2003          2003
                     -------------- ------------
Investment income
 and expense:
 Income -- Ordinary
   dividends........         --        26,764
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   I (note 4a)......         --        12,160
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   II (note 4a).....      1,077            --
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   III (note 4a)....        271            --
 Expenses --
   Mortality and
   expense risk
   charges
   administrative
   and enhanced
   rider expenses
   -- Type IV (note
   4a)..............      4,709            --
 Expenses --
   Mortality and
   expense risk
   charges,
   administrative
   and enhanced
   rider expenses
   -- Type V (note
   4a)..............        553            --
 Expenses --
   Mortality and
   expense risk
   charges and
   administrative
   expenses -- Type
   VI (note 4a).....         --            --
                        -------       -------
Net investment
 income (expense)...     (6,610)       14,604
                        -------       -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized gain
   (loss)...........     15,211       (27,561)
 Unrealized
   appreciation
   (depreciation)...    164,450       191,276
 Capital gain
   distributions....         --            --
                        -------       -------
Net realized and
 unrealized gain
 (loss) on
 investments........    179,661       163,715
                        -------       -------
Increase (decrease)
 in net assets from
 operations.........    173,051       178,319
                        =======       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                         PBHG Insurance Series Fund, Inc.               PIMCO Variable Insurance Trust
                                         -------------------------------  --------------------------------------------
                                                                                                        Long-Term U.S.
                                                                           Foreign Bond    High Yield     Government
                                           PBHG              PBHG          Portfolio --   Portfolio --   Portfolio --
                                         Growth II        Large Cap       Administrative Administrative Administrative
                                         Portfolio     Growth Portfolio    Class Shares   Class Shares   Class Shares
                                         ---------     ----------------   -------------- -------------- --------------


                                                 Year ended
                                              December 31, 2003                          Year ended December 31, 2003
                                         -------------------------------  --------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends........... $      --               --            4,546        102,203        201,557
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type I
   (note 4a)............................     4,665            8,911               --             --             --
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type II
   (note 4a)............................        --               --              409          7,394         29,436
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type
   III (note 4a)........................        --               --              290          2,786          5,337
 Expenses -- Mortality and expense risk
   charges,.............................
 administrative and enhanced rider
   expenses -- Type IV (note 4a)........        --               --              534          9,150         23,630
 Expenses -- Mortality and expense risk
   charges,.............................
 administrative and enhanced rider
   expenses -- Type V (note 4a).........        --               --            1,703          3,219         23,120
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type VI
   (note 4a)............................        --               --               --             --             --
                                          ---------        --------           ------        -------        -------
Net investment income (expense).........    (4,665)          (8,911)           1,610         79,654        120,034
                                          ---------        --------           ------        -------        -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............  (165,631)        (107,897)             414         22,361        (11,831)
 Unrealized appreciation (depreciation).   240,780          278,180           (1,537)       147,059        (43,310)
 Capital gain distributions.............        --               --               --             --         31,860
                                          ---------        --------           ------        -------        -------
Net realized and unrealized gain (loss)
 on investments.........................    75,149          170,283           (1,123)       169,420        (23,281)
                                          ---------        --------           ------        -------        -------
Increase (decrease) in net assets from
 operations............................. $  70,484          161,372              487        249,074         96,753
                                          =========        ========           ======        =======        =======

                                                          The Prudential Series Fund, Inc.   Rydex Variable Trust
                                         --------------------------------------------------  --------------------

                                          Total Return
                                          Portfolio --    Jennison 20/20       Jennison
                                         Administrative Focus Portfolio --   Portfolio --            OTC
                                          Class Shares       Class II          Class II              Fund
                                         -------------- ------------------ ----------------- --------------------
                                                           Period from        Period from
                                                           May 1, 2003        May 1, 2003
                                                                to                to              Year ended
                                                        December 31, 2003  December 31, 2003  December 31, 2003
                                         --------------------------------- ----------------- --------------------
Investment income and expense:
 Income -- Ordinary dividends...........    308,718             --                  --                  --
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type I
   (note 4a)............................        868             --                  --                  --
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type II
   (note 4a)............................     54,106             --                  --               1,750
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type
   III (note 4a)........................     13,248             --                  --                 516
 Expenses -- Mortality and expense risk
   charges,.............................
 administrative and enhanced rider
   expenses -- Type IV (note 4a)........     55,280             --                 322               2,321
 Expenses -- Mortality and expense risk
   charges,.............................
 administrative and enhanced rider
   expenses -- Type V (note 4a).........     26,834             --                  51                  90
 Expenses -- Mortality and expense risk
   charges..............................
 and administrative expenses -- Type VI
   (note 4a)............................         --             --                  --                  --
                                            -------             --               -----             -------
Net investment income (expense).........    158,382             --                (373)             (4,677)
                                            -------             --               -----             -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............     42,139             --                 193               3,332
 Unrealized appreciation (depreciation).     34,463             --               5,733             107,560
 Capital gain distributions.............     47,001             --                  --                  --
                                            -------             --               -----             -------
Net realized and unrealized gain (loss)
 on investments.........................    123,603             --               5,926             110,892
                                            -------             --               -----             -------
Increase (decrease) in net assets from
 operations.............................    281,985             --               5,553             106,215
                                            =======             ==               =====             =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                                      Salomon Brothers Variable Series Fund Inc.
                                         --------------------------------------------------------------------

                                                                                              Salomon Brothers
                                         Salomon Brothers  Salomon Brothers  Salomon Brothers     Variable
                                           Variable All        Variable          Variable       Total Return
                                            Cap Fund --    Investors Fund --  Strategic Bond      Fund --
                                             Class II           Class I       Fund --Class I      Class I
                                         ----------------- ----------------- ---------------- ----------------
                                            Period from
                                            May 1, 2003
                                                to
                                         December 31, 2003            Year ended December 31, 2003
                                         ----------------- --------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........      $   --             2,722            18,992            1,850
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................          --             2,606             4,386            1,677
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................          55                --                --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................          --                --                --               --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..          34                --                --               --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...          --                --                --               --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................          --                --                --               --
                                              ------            ------            ------           ------
Net investment income (expense).........         (89)              116            14,606              173
                                              ------            ------            ------           ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............          14            (9,821)           17,870           (1,838)
 Unrealized appreciation (depreciation).       2,210            59,067            (4,148)          15,893
 Capital gain distributions.............          --                --             7,992            1,404
                                              ------            ------            ------           ------
Net realized and unrealized gain (loss)
 on investments.........................       2,224            49,246            21,714           15,459
                                              ------            ------            ------           ------
Increase (decrease) in net assets from
 operations.............................      $2,135            49,362            36,320           15,632
                                              ======            ======            ======           ======

                                                                                     Van Kampen Life
                                               Scudder Variable Series II           Investment Trust
                                         -------------------------------------  ------------------------
                                           Scudder     SVS Dreman   SVS Dreman
                                          Technology  High Return   Small Cap                  Emerging
                                            Growth       Equity       Value       Comstock      Growth
                                         Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                           Class B      Class B      Class B      Class II     Class II
                                            Shares       Shares       Shares       Shares       Shares
                                         ------------ ------------ ------------ ------------ ------------


                                                                                       Year ended
                                              Year ended December 31, 2003          December 31, 2003
                                         -------------------------------------  ------------------------
Investment income and expense:
 Income -- Ordinary dividends...........       --         1,992          --           205          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type I (note 4a)..................       --            --          --            --          --
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type II (note 4a).................       55           206          35         1,047         196
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type III (note 4a)................       --            --          --           109          --
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type IV (note 4a)..      195         1,815         195         1,094         276
 Expenses -- Mortality and expense risk
   charges, administrative and enhanced
   rider expenses -- Type V (note 4a)...       64            --          --           373          28
 Expenses -- Mortality and expense risk
   charges and administrative expenses
   -- Type VI (note 4a).................       --            --          --            --          --
                                            -----        ------       -----        ------       -----
Net investment income (expense).........     (314)          (29)       (230)       (2,418)       (500)
                                            -----        ------       -----        ------       -----
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    5,699         4,111        (213)        6,161       1,392
 Unrealized appreciation (depreciation).    2,697        43,522       7,012        53,297       5,922
 Capital gain distributions.............       --            --          --            --          --
                                            -----        ------       -----        ------       -----
Net realized and unrealized gain (loss)
 on investments.........................    8,396        47,633       6,799        59,458       7,314
                                            -----        ------       -----        ------       -----
Increase (decrease) in net assets from
 operations.............................    8,082        47,604       6,569        57,040       6,814
                                            =====        ======       =====        ======       =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                                AIM Variable Insurance Funds
                                           ---------------------------------------------------------------------
                                             AIM V.I.
                                            Aggressive    AIM V.I.
                                              Growth    Basic Value           AIM V.I.          AIM V.I. Capital
                                             Fund --      Fund --            Blue Chip            Appreciation
                                             Series I    Series II            Fund --                Fund --
                                              Shares       Shares         Series I Shares        Series I Shares
                                           ------------ ------------ -------------------------  ----------------
                                                        Period from                Period from
                                                           May 1,                 September 13,    Year Ended
                                            Year Ended    2003 to     Year Ended     2002 to      December 31,
                                           December 31, December 31, December 31, December 31,  ----------------
                                               2003         2003         2003         2002        2003     2002
                                           ------------ ------------ ------------ ------------- -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   $  (222)      (1,704)        (220)          (3)     (2,434)  (1,553)
 Net realized gain (loss) on investments..       909         (378)          11           --       2,353   (8,545)
 Unrealized appreciation (depreciation)
   on investments.........................     3,831       35,247        3,956          (50)     40,731  (21,332)
 Capital gain distributions...............        --           --           --           --          --       --
                                             -------      -------       ------        -----     -------  -------
    Increase (decrease) in net assets
     from operations......................     4,518       33,165        3,747          (53)     40,650  (31,430)
                                             -------      -------       ------        -----     -------  -------
From capital transactions:
 Net premiums.............................    42,675      307,796       45,023        1,508      91,457  112,343
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York....................
   Death benefits.........................        --           --           --           --          --       --
   Surrenders.............................       (41)      (1,172)          --           --      (4,411) (21,872)
   Cost of insurance and administrative
    expenses (note 4a)....................        --          (10)          --           --         (51)      (9)
   Transfers (to) from the Guarantee
    Account...............................      (303)      25,471        8,546           14      57,881   22,241
   Transfers (to) from other subaccounts..        --           37          303           --     (14,817)  (5,731)
                                             -------      -------       ------        -----     -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    42,331      332,122       53,872        1,522     130,059  106,972
                                             -------      -------       ------        -----     -------  -------
Increase (decrease) in net assets.........    46,849      365,287       57,619        1,469     170,709   75,542
                                             -------      -------       ------        -----     -------  -------
Net assets at beginning of year...........        --           --        1,469           --     116,885   41,343
                                             -------      -------       ------        -----     -------  -------
Net assets at end of year.................   $46,849      365,287       59,088        1,469     287,594  116,885
                                             =======      =======       ======        =====     =======  =======
Changes in units (note 5):
 Units purchased..........................     3,767       28,441        4,792          151      17,478   15,471
 Units redeemed...........................        (4)        (101)          --           --      (2,256)  (3,168)
                                             -------      -------       ------        -----     -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     3,763       28,340        4,792          151      15,222   12,303
                                             =======      =======       ======        =====     =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                           AIM Variable Insurance Funds (continued)         The Alger American Fund
                                           ---------------------------------------  --------------------------------------
                                                                                                               Alger
                                                                     AIM V.I.              Alger          American Small
                                                AIM V.I.          Premier Equity      American Growth     Capitalization
                                             Growth Fund --          Fund --           Portfolio --        Portfolio --
                                             Series I Shares     Series I Shares      Class O Shares      Class O Shares
                                           ------------------  -------------------  ------------------  ------------------
                                               Year Ended           Year Ended          Year Ended          Year Ended
                                              December 31,         December 31,        December 31,        December 31,
                                           ------------------  -------------------  ------------------  ------------------
                                              2003      2002      2003      2002      2003      2002      2003      2002
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (6,736)  (1,292)   (11,194)   (6,430) (10,429)   (13,234)   (9,111)  (10,186)
 Net realized gain (loss) on investments..    32,887   (2,578)   (16,440)  (15,788) (69,061)  (208,136) (154,811) (162,282)
 Unrealized appreciation (depreciation)
   on investments.........................   102,764  (25,382)   232,102  (216,658) 295,112   (191,164)  385,397   (63,624)
 Capital gain distributions...............        --       --         --        --       --         --        --        --
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
    Increase (decrease) in net assets
     from operations......................   128,915  (29,252)   204,468  (238,876) 215,622   (412,534)  221,475  (236,092)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
From capital transactions:
 Net premiums.............................   387,258   92,240    165,371   769,902   53,444      5,769     3,278    28,540
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................        --   (4,676)   (20,529)  (16,989) (21,189)        --        --        --
   Surrenders.............................    (6,053)  (1,490)  (103,133)   (9,250) (27,247)   (69,952)  (73,201)  (41,088)
   Cost of insurance and administrative
    expenses (note 4a)....................      (108)     (28)      (233)      (80)    (836)      (624)     (708)     (596)
   Transfers (to) from the Guarantee
    Account...............................     7,455   48,519     78,177   191,713  (22,225)   (39,402)   (4,957)  (25,065)
   Transfers (to) from other subaccounts..  (227,316)   4,535    (69,052)  (31,201)  (1,281)   (58,441)   24,073    (5,770)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   161,236  139,100     50,601   904,095  (19,334)  (162,650)  (51,515)  (43,979)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
Increase (decrease) in net assets.........   290,151  109,848    255,069   665,219  196,288   (575,184)  169,960  (280,071)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
Net assets at beginning of year...........   151,510   41,662    837,925   172,706  666,809  1,241,993   596,464   876,535
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
Net assets at end of year................. $ 441,661  151,510  1,092,994   837,925  863,097    666,809   766,424   596,464
                                           =========  =======  =========  ========  =======  =========  ========  ========
Changes in units (note 5):
 Units purchased..........................    75,152   19,974     37,488   118,343   13,300        781     5,184     4,966
 Units redeemed...........................   (44,935)    (854)   (29,782)   (7,101) (15,966)   (22,599)  (14,848)  (12,664)
                                           ---------  -------  ---------  --------  -------  ---------  --------  --------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    30,217   19,120      7,706   111,242   (2,666)   (21,818)   (9,664)   (7,698)
                                           =========  =======  =========  ========  =======  =========  ========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                     AllianceBernstein Variable Products Series Fund, Inc.
                                           -------------------------------------------------------------------------
                                                 Growth and             Premier
                                                   Income                Growth             Quasar        Technology
                                                Portfolio --          Portfolio --       Portfolio --    Portfolio --
                                                  Class B               Class B             Class B        Class B
                                           ---------------------  -------------------  ----------------  ------------
                                                                                                         Period from
                                                                                                         May 1, 2003
                                                 Year Ended            Year Ended         Year Ended          to
                                                December 31,          December 31,       December 31,    December 31,
                                           ---------------------  -------------------  ----------------  ------------
                                              2003        2002       2003      2002      2003     2002       2003
                                           ----------  ---------  ---------  --------  -------  -------  ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (23,561)   (14,254)   (10,797)   (4,836)  (1,569)    (787)      (758)
 Net realized gain (loss) on investments..    (24,962)   (69,132)     9,507    (8,937)  (1,196)     480      2,121
 Unrealized appreciation (depreciation)
   on investments.........................    857,088   (389,776)   163,462  (103,284)  41,933  (25,717)     6,187
 Capital gain distributions...............         --     52,051         --        --       --       --         --
                                           ----------  ---------  ---------  --------  -------  -------    -------
    Increase (decrease) in net assets
     from operations......................    808,565   (421,111)   162,172  (117,057)  39,168  (26,024)     7,550
                                           ----------  ---------  ---------  --------  -------  -------    -------
From capital transactions:
 Net premiums.............................  1,222,199  1,711,960    662,559   203,915      290   72,852    118,358
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................   (157,095)   (44,032)  (268,517)   (6,927)      --       --         --
   Surrenders.............................   (165,310)   (72,635)   (27,125)  (11,728)      --       --     (1,860)
   Cost of insurance and administrative
    expenses (note 4a)....................       (853)      (211)      (206)      (88)     (22)      --         --
 Transfers (to) from the Guarantee
   Account................................    542,998    546,633    216,261   132,791    3,367   26,246     27,320
 Transfers (to) from other subaccounts....    286,576   (155,507)    28,397   (11,787)   7,794      913     39,498
                                           ----------  ---------  ---------  --------  -------  -------    -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  1,728,515  1,986,208    611,369   306,176   11,429  100,011    183,316
                                           ----------  ---------  ---------  --------  -------  -------    -------
Increase (decrease) in net assets.........  2,537,080  1,565,097    773,541   189,119   50,597   73,987    190,866
                                           ----------  ---------  ---------  --------  -------  -------    -------
Net assets at beginning of year...........  2,025,977    460,880    395,692   206,573   77,613    3,626         --
                                           ----------  ---------  ---------  --------  -------  -------    -------
Net assets at end of year................. $4,563,057  2,025,977  1,169,233   395,692  128,210   77,613    190,866
                                           ==========  =========  =========  ========  =======  =======    =======
Changes in units (note 5):
 Units purchased..........................    234,168    261,019    121,006    43,819    1,460   11,393     14,643
 Units redeemed...........................    (36,964)   (31,971)   (39,512)   (3,958)      (3)      --       (148)
                                           ----------  ---------  ---------  --------  -------  -------    -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    197,204    229,048     81,494    39,861    1,457   11,393     14,495
                                           ==========  =========  =========  ========  =======  =======    =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                   American Century Variable Portfolios, Inc.
                            --------------------------------------------------------
                             VP Income &   VP International   VP Ultra     VP Value
                            Growth Fund --     Fund --        Fund --      Fund --
                               Class I         Class I        Class I      Class I
                            -------------- ---------------- ------------ ------------
                             Period from     Period from    Period from  Period from
                             May 1, 2003     May 1, 2003    May 1, 2003  May 1, 2003
                                  to              to             to           to
                             December 31,    December 31,   December 31, December 31,
                                 2003            2003           2003         2003
                            -------------- ---------------- ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............    $   (517)          (116)           (68)      (1,882)
 Net realized gain
   (loss) on investments...         566             23              4        4,983
 Unrealized appreciation
   (depreciation) on
   investments.............      11,897          2,944          1,027      115,799
 Capital gain
   distributions...........          --             --             --           --
                               --------         ------         ------      -------
    Increase (decrease)
     in net assets from
     operations............      11,946          2,851            963      118,900
                               --------         ------         ------      -------
From capital
 transactions:
 Net premiums..............      93,562         21,798         12,480      667,056
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........          --             --             --           --
   Surrenders..............          --             --             --          (53)
   Cost of insurance and
    administrative
    expenses (note 4a).....          --             --             --           --
   Transfers (to) from
    the Guarantee Account..       1,211             --          5,034       22,225
   Transfers (to) from
    other subaccounts......          (6)          (253)            --           --
                               --------         ------         ------      -------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................      94,767         21,545         17,514      689,228
                               --------         ------         ------      -------
Increase (decrease) in
 net assets................     106,713         24,396         18,477      808,128
                               --------         ------         ------      -------
Net assets at beginning
 of year...................          --             --             --           --
                               --------         ------         ------      -------
Net assets at end of year..    $106,713         24,396         18,477      808,128
                               ========         ======         ======      =======
Changes in units (note
 5):
 Units purchased...........       8,524          2,071          1,564       64,091
 Units redeemed............          (1)           (24)            --           (5)
                               --------         ------         ------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................       8,523          2,047          1,564       64,086
                               ========         ======         ======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                 Dreyfus
                                           ------------------------------------------------------------------------------------
                                                                                                 Dreyfus            The
                                            Dreyfus Investment       Dreyfus Investment          Variable     Dreyfus Socially
                                           Portfolios -- MidCap    Portfolios -- Emerging       Investment    Responsible Growth
                                            Stock Portfolio --      Markets Portfolio --      Fund -- Money    Fund, Inc. --
                                              Initial Shares           Initial Shares        Market Portfolio  Initial Shares
                                           -------------------- ---------------------------  ---------------- -----------------
                                               Period from        Period from                  Period from
                                               May 1, 2003      January 1, 2003                May 1, 2003       Year ended
                                                    to                to         Year ended         to          December 31,
                                               December 31,      November 14,   December 31,   December 31,   -----------------
                                                   2003              2003           2002           2003         2003     2002
                                           -------------------- --------------- ------------ ---------------- -------   ------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       $  (109)            (1,943)          201            (38)      (1,086)    (285)
 Net realized gain (loss) on investments..            25             14,823           (93)            --         (424)    (246)
 Unrealized appreciation (depreciation)
   on investments.........................         4,152              7,989        (8,203)            --       20,752   (8,552)
 Capital gain distributions...............            --                 --            --             --           --       --
                                                 -------           --------       -------         ------      -------   ------
    Increase (decrease) in net assets
     from operations......................         4,068             20,869        (8,095)           (38)      19,242   (9,083)
                                                 -------           --------       -------         ------      -------   ------
From capital transactions:
 Net premiums.............................        19,124             36,433        73,417          9,435       21,641    6,500
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................            --            (42,584)           --             --           --       --
   Surrenders.............................           (27)           (11,363)       (5,556)            --       (3,659)  (1,437)
   Cost of insurance and administrative
    expenses (note 4a)....................            --               (111)          (12)            --         (168)     (25)
   Transfers (to) from the Guarantee
    Account...............................         7,956             55,461        74,521             (1)      28,746   40,494
   Transfers (to) from other subaccounts..            --           (197,116)        1,726            722        2,886    1,910
                                                 -------           --------       -------         ------      -------   ------
   Increase (decrease) in net assets
    from capital transactions (note 5)....        27,053           (159,280)      144,096         10,156       49,446   47,442
                                                 -------           --------       -------         ------      -------   ------
Increase (decrease) in net assets.........        31,121           (138,411)      136,001         10,118       68,688   38,359
                                                 -------           --------       -------         ------      -------   ------
Net assets at beginning of year...........            --            138,411         2,410             --       47,404    9,045
                                                 -------           --------       -------         ------      -------   ------
Net assets at end of year.................       $31,121                 --       138,411         10,118      116,092   47,404
                                                 =======           ========       =======         ======      =======   ======
Changes in units (note 5):
 Units purchased..........................         2,463              3,747        15,219          1,024        7,787    7,010
 Units redeemed...........................            (2)           (18,626)         (584)            --         (561)    (210)
                                                 -------           --------       -------         ------      -------   ------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................         2,461            (14,879)       14,635          1,024        7,226    6,800
                                                 =======           ========       =======         ======      =======   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                     Eaton Vance Variable Trust                 Federated Insurance Series
                                           ----------------------------------------------  ------------------------------------
                                                                                               Federated
                                            VT Floating-                    VT Worldwide        American
                                             Rate Income      VT Income    Health Sciences Leaders Fund II -- Federated Capital
                                                Fund       Fund of Boston       Fund         Primary Shares     Income Fund II
                                           --------------- --------------- --------------- -----------------  -----------------
                                             Period from     Period from     Period from       Year ended         Year ended
                                             May 1, 2003     May 1, 2003     May 1, 2003      December 31,       December 31,
                                           to December 31, to December 31, to December 31, -----------------  -----------------
                                                2003            2003            2003         2003     2002      2003     2002
                                           --------------- --------------- --------------- -------  --------  -------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   $    1,214           (769)         (1,370)        957    (1,380)  19,797    19,253
 Net realized gain (loss) on investments..        1,900          4,415              41     (22,853)  (47,150) (11,364)  (57,464)
 Unrealized appreciation (depreciation)
   on investments.........................           86          6,599          10,821     157,361  (138,331)  62,493  (108,972)
 Capital gain distributions...............           --             --              --          --        --       --        --
                                             ----------        -------         -------     -------  --------  -------  --------
    Increase (decrease) in net assets
     from operations......................        3,200         10,245           9,492     135,465  (186,861)  70,926  (147,183)
                                             ----------        -------         -------     -------  --------  -------  --------
From capital transactions:
 Net premiums.............................      971,081        124,899         228,877         503     4,657      300     2,850
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York....................
   Death benefits.........................           --             --              --      (7,152)    1,675       --     1,614
   Surrenders.............................      (11,019)            --              (2)    (45,611) (107,474)  (1,602)  (51,055)
   Cost of insurance and administrative
    expenses (note 4a)....................           --             --              --        (544)     (547)    (391)     (364)
   Transfers (to) from the Guarantee
    Account...............................       43,004         18,297          37,373     (12,659)  (54,468)     106    21,648
   Transfers (to) from other subaccounts..      171,125            587              16       7,287    30,634    1,216    (8,113)
                                             ----------        -------         -------     -------  --------  -------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    1,174,191        143,783         266,264     (58,176) (125,523)    (371)  (33,420)
                                             ----------        -------         -------     -------  --------  -------  --------
Increase (decrease) in net assets.........    1,177,391        154,028         275,756      77,289  (312,384)  70,556  (180,603)
                                             ----------        -------         -------     -------  --------  -------  --------
Net assets at beginning of year...........           --             --              --     590,849   903,233  374,252   554,855
                                             ----------        -------         -------     -------  --------  -------  --------
Net assets at end of year.................   $1,177,391        154,028         275,756     668,138   590,849  444,808   374,252
                                             ==========        =======         =======     =======  ========  =======  ========
Changes in units (note 5):
 Units purchased..........................      117,614         13,856          20,729         981     4,271      227     4,871
 Units redeemed...........................       (1,093)            --              --      (8,293)  (18,757)    (275)  (11,568)
                                             ----------        -------         -------     -------  --------  -------  --------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      116,521         13,856          20,729      (7,312)  (14,486)     (48)   (6,697)
                                             ==========        =======         =======     =======  ========  =======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                   Federated Insurance Series (continued)
                                           ---------------------------------------------------------------------
                                               Federated           Federated
                                                  High               High                   Federated
                                                 Income             Income                International
                                            Bond Fund II --     Bond Fund II --           Small Company
                                             Primary Shares     Service Shares               Fund II
                                           -----------------  ------------------  -----------------------------
                                               Year ended         Year ended         Period from
                                              December 31,       December 31,      January 1, 2003   Year ended
                                           -----------------  ------------------         to         December 31,
                                             2003      2002      2003      2002   November 14, 2003     2002
                                           --------  -------  ---------  -------  ----------------- ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ 26,403   29,021     40,719   18,260        (1,258)          (196)
 Net realized gain (loss) on investments..  (10,795) (25,818)     5,412   (5,857)       30,073            (27)
 Unrealized appreciation (depreciation)
   on investments.........................   65,371   (1,260)   104,652  (18,428)        2,729         (2,731)
 Capital gain distributions...............       --       --         --       --            --             --
                                           --------  -------  ---------  -------      --------         ------
    Increase (decrease) in net assets
     from operations......................   80,979    1,943    150,783   (6,025)       31,544         (2,954)
                                           --------  -------  ---------  -------      --------         ------
From capital transactions:
 Net premiums.............................      600    8,337    614,799  423,746       124,995         18,607
 Transfers (to) from the general
   account of GE Capital Life
   Assurance` Company of New York
   Death benefits.........................       --  (82,600)        --  (34,555)           --             --
   Surrenders.............................  (26,942)  (8,452)   (27,307)  (9,630)         (850)          (212)
   Cost of insurance and administrative
    expenses (note 4a)....................     (219)    (215)      (185)     (42)          (16)            (6)
   Transfers (to) from the Guarantee
    Account...............................    2,432   32,651    105,174  199,900         5,055          1,890
   Transfers (to) from other subaccounts..   50,546   82,324    (99,590)   5,662      (199,370)        21,084
                                           --------  -------  ---------  -------      --------         ------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   26,417   32,045    592,891  585,081       (70,186)        41,363
                                           --------  -------  ---------  -------      --------         ------
Increase (decrease) in net assets.........  107,397   33,988    743,674  579,056       (38,642)        38,409
                                           --------  -------  ---------  -------      --------         ------
Net assets at beginning of year...........  345,733  311,745    601,033   21,977        38,642            233
                                           --------  -------  ---------  -------      --------         ------
Net assets at end of year................. $453,130  345,733  1,344,707  601,033            --         38,642
                                           ========  =======  =========  =======      ========         ======
Changes in units (note 5):
 Units purchased..........................    7,054   14,981     65,032   64,696         9,166          5,288
 Units redeemed...........................   (3,574) (11,097)   (11,488)  (4,549)      (14,456)           (28)
                                           --------  -------  ---------  -------      --------         ------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    3,480    3,884     53,544   60,147        (5,290)         5,260
                                           ========  =======  =========  =======      ========         ======

                                           -----------------

                                               Federated
                                               Kaufmann
                                              Fund II --
                                            Service Shares
                                           -----------------
                                              Period from
                                              May 1, 2003
                                                  to
                                           December 31, 2003
                                           -----------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       (1,915)
 Net realized gain (loss) on investments..        3,567
 Unrealized appreciation (depreciation)
   on investments.........................       22,114
 Capital gain distributions...............           --
                                                -------
    Increase (decrease) in net assets
     from operations......................       23,766
                                                -------
From capital transactions:
 Net premiums.............................      269,522
 Transfers (to) from the general
   account of GE Capital Life
   Assurance` Company of New York
   Death benefits.........................           --
   Surrenders.............................      (63,768)
   Cost of insurance and administrative
    expenses (note 4a)....................          (15)
   Transfers (to) from the Guarantee
    Account...............................       36,571
   Transfers (to) from other subaccounts..      138,178
                                                -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...      380,488
                                                -------
Increase (decrease) in net assets.........      404,254
                                                -------
Net assets at beginning of year...........           --
                                                -------
Net assets at end of year.................      404,254
                                                =======
Changes in units (note 5):
 Units purchased..........................       35,502
 Units redeemed...........................       (5,107)
                                                -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................       30,395
                                                =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    Fidelity Variable Insurance Products Fund (VIP)
                                           ------------------------------------------------------------------------------
                                                    VIP                  VIP             VIP                VIP
                                               Equity-Income        Equity-Income   Equity-Income          Growth
                                                Portfolio --        Portfolio --    Portfolio --        Portfolio --
                                               Initial Class       Service Class 2 Service Class 2     Initial Class
                                           ---------------------   --------------- --------------- ---------------------
                                                                                                         Year ended
                                           Year ended December 31,   Year ended      Year ended         December 31,
                                           ---------------------    December 31,    December 31,   ---------------------
                                              2003         2002         2003            2002          2003       2002
                                           ----------   ---------  --------------- --------------- ---------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $    7,653       6,295       (12,614)         (6,994)     (16,299)    (21,347)
 Net realized gain (loss) on investments..    (87,749)   (106,467)       52,973         (15,489)    (180,547)   (298,979)
 Unrealized appreciation (depreciation)
   on investments.........................    564,793    (380,508)      571,529        (137,470)     588,011    (385,754)
 Capital gain distributions...............         --      48,116            --           4,679           --          --
                                           ----------   ---------     ---------       ---------    ---------  ----------
    Increase (decrease) in net assets
     from operations......................    484,697    (432,564)      611,888        (155,274)     391,165    (706,080)
                                           ----------   ---------     ---------       ---------    ---------  ----------
From capital transactions:
 Net premiums.............................     66,680      28,095     1,949,030         673,210       19,394      13,935
Transfers (to) from the general account
 of GE Capital Life Assurance Company
 of New York
   Death benefits.........................    (63,432)    (20,024)      (25,760)        (41,529)     (12,629)    (17,612)
   Surrenders.............................   (116,970)    (85,053)     (116,149)        (16,254)     (79,235)   (115,072)
   Cost of insurance and administrative
    expenses (note 4a)....................     (1,241)     (1,121)         (367)            (70)      (1,894)     (1,702)
   Transfers (to) from the Guarantee
    Account...............................    (18,881)     46,981       112,403         363,389      (65,072)    (14,750)
   Transfers (to) from other subaccounts..     72,644      66,402      (261,379)         64,752       13,080    (163,760)
                                           ----------   ---------     ---------       ---------    ---------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    (61,200)     35,280     1,657,778       1,043,498     (126,356)   (298,961)
                                           ----------   ---------     ---------       ---------    ---------  ----------
Increase (decrease) in net assets.........    423,497    (397,284)    2,269,666         888,224      264,809  (1,005,041)
Net assets at beginning of year...........  1,786,875   2,184,159     1,058,845         170,621    1,367,771   2,372,812
                                           ----------   ---------     ---------       ---------    ---------  ----------
Net assets at end of year................. $2,210,372   1,786,875     3,328,511       1,058,845    1,632,580   1,367,771
                                           ==========   =========     =========       =========    =========  ==========
Changes in units (note 5):
 Units purchased..........................     17,799      16,355       249,839         126,218        4,197       1,678
 Units redeemed...........................    (25,538)    (16,590)      (49,531)         (6,508)     (20,497)    (37,702)
                                           ----------   ---------     ---------       ---------    ---------  ----------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002................................... $   (7,739)       (235)      200,308         119,710      (16,300)    (36,024)
                                           ==========   =========     =========       =========    =========  ==========

                                           -------------------
                                                   VIP
                                                  Growth
                                               Portfolio --
                                             Service Class 2
                                           -------------------
                                                Year ended
                                               December 31,
                                           -------------------
                                              2003      2002
                                           ---------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (9,906)   (4,248)
 Net realized gain (loss) on investments..    (3,396)   (3,395)
 Unrealized appreciation (depreciation)
   on investments.........................   201,755   (98,003)
 Capital gain distributions...............        --        --
                                           ---------  --------
    Increase (decrease) in net assets
     from operations......................   188,453  (105,646)
                                           ---------  --------
From capital transactions:
 Net premiums.............................   352,821   330,999
Transfers (to) from the general account
 of GE Capital Life Assurance Company
 of New York
   Death benefits.........................    (4,458)   (2,211)
   Surrenders.............................   (20,018)   (4,184)
   Cost of insurance and administrative
    expenses (note 4a)....................      (208)      (31)
   Transfers (to) from the Guarantee
    Account...............................   191,090   145,469
   Transfers (to) from other subaccounts..     4,106    (3,985)
                                           ---------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   523,333   466,057
                                           ---------  --------
Increase (decrease) in net assets.........   711,786   360,411
Net assets at beginning of year...........   421,367    60,956
                                           ---------  --------
Net assets at end of year................. 1,133,153   421,367
                                           =========  ========
Changes in units (note 5):
 Units purchased..........................    71,388    60,913
 Units redeemed...........................    (3,213)   (1,331)
                                           ---------  --------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    68,175    59,582
                                           =========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                            Fidelity Variable
                                                Insurance
                                              Products Fund
                                            (VIP) (continued)     Fidelity Variable Insurance Products Fund II (VIP II)
                                           ------------------  ----------------------------------------------------------
                                                   VIP              VIP II              VIP II               VIP II
                                                Overseas       Asset Manager/SM/     Contrafund(R)        Contrafund(R)
                                              Portfolio --       Portfolio --        Portfolio --         Portfolio --
                                              Initial Class      Initial Class       Initial Class       Service Class 2
                                           ------------------  ----------------  --------------------  ------------------
                                               Year ended         Year ended          Year ended           Year ended
                                              December 31,       December 31,        December 31,         December 31,
                                           ------------------  ----------------  --------------------  ------------------
                                             2003      2002      2003     2002      2003       2002       2003      2002
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (3,359)   (3,722)   7,951    9,209    (23,099)   (15,647)   (18,743)  (6,232)
 Net realized gain (loss) on investments..  (55,395)  (46,512)  (9,959) (19,375)  (137,023)  (140,644)    23,055   (6,787)
 Unrealized appreciation (depreciation)
   on investments.........................  270,688   (88,093)  52,209  (32,931)   768,928   (159,657)   356,544  (67,174)
 Capital gain distributions...............       --        --       --       --         --         --         --       --
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
    Increase (decrease) in net assets
     from operations......................  211,934  (138,327)  50,201  (43,097)   608,806   (315,948)   360,856  (80,193)
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
From capital transactions:
 Net premiums.............................    8,859        --       --    1,993      8,360     28,048  1,074,047  754,666
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................       --        --  (31,399)   1,676    (64,245)   (18,191)   (13,108)      --
   Surrenders.............................  (28,836)  (19,527)  (5,920) (65,990)  (260,500)  (146,402)   (79,797)  (3,230)
   Cost of insurance and administrative
    expenses (note 4a)....................     (384)     (385)    (280)    (208)    (2,428)    (2,402)      (263)     (18)
   Transfers (to) from the Guarantee
    Account...............................   (7,915)  (29,059) (32,630)  51,045    (48,806)   (65,890)   300,467  154,959
   Transfers (to) from other subaccounts..   40,137    71,824    1,449   (4,447)       (90)   (51,425)    41,649  (36,511)
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   11,861    22,853  (68,780) (15,931)  (367,709)  (256,262) 1,322,995  869,866
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
Increase (decrease) in net assets.........  223,795  (115,475) (18,579) (59,028)   241,097   (572,210) 1,683,851  789,673
Net assets at beginning of year...........  520,109   635,584  334,697  393,725  2,514,807  3,087,017    826,067   36,394
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
Net assets at end of year................. $743,904   520,109  316,118  334,697  2,755,904  2,514,807  2,509,918  826,067
                                           ========  ========  =======  =======  =========  =========  =========  =======
Changes in units (note 5):
 Units purchased..........................    3,885    10,089      145    7,346        811      2,830    143,990   95,794
 Units redeemed...........................   (2,956)   (6,892)  (7,005)  (9,487)   (36,680)   (28,756)    (9,493)  (4,176)
                                           --------  --------  -------  -------  ---------  ---------  ---------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      929     3,197   (6,860)  (2,141)   (35,869)   (25,926)   134,497   91,618
                                           ========  ========  =======  =======  =========  =========  =========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                Fidelity Variable Insurance Products Fund III (VIP III)
                                           ----------------------------------------------------------------------------
                                               VIP III            VIP III              VIP III            VIP III
                                           Dynamic Capital       Growth &             Growth &             Growth
                                            Appreciation          Income               Income          Opportunities
                                            Portfolio --       Portfolio --         Portfolio --        Portfolio --
                                           Service Class 2     Initial Class       Service Class 2     Initial Class
                                           --------------- --------------------  ------------------  -----------------
                                             Period from
                                             May 1, 2003
                                                 to             Year ended           Year ended          Year ended
                                            December 31,       December 31,         December 31,        December 31,
                                           --------------- --------------------  ------------------  -----------------
                                                2003          2003       2002       2003      2002     2003     2002
                                           --------------- ---------  ---------  ---------  -------  -------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       $--          (2,426)       189     (5,106)  (3,821)  (3,859)   (2,253)
 Net realized gain (loss) on investments..        --         (17,251)   (80,811)       (96)  (2,890) (32,533)  (60,216)
 Unrealized appreciation (depreciation)
   on investments.........................        --         227,799   (166,660)   139,749  (57,098) 190,796  (118,509)
 Capital gain distributions...............        --              --         --         --       --       --        --
                                                 ---       ---------  ---------  ---------  -------  -------  --------
    Increase (decrease) in net assets
     from operations......................        --         208,122   (247,282)   134,547  (63,809) 154,404  (180,978)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
From capital transactions:
 Net premiums.............................        --           1,889     42,960    490,767  422,725    9,489    14,773
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................        --         (20,380)   (13,860)    (8,399)  (2,918) (20,185)       --
   Surrenders.............................        --         (30,129)   (98,391)   (23,358)  (3,181) (15,714)  (24,838)
   Cost of insurance and administrative
    expenses (note 4a)....................        --          (1,288)    (1,151)      (220)     (31)    (644)     (628)
   Transfers (to) from the Guarantee
    Account...............................        --         (16,058)   (16,314)    92,428   64,855  (12,897)    5,603
   Transfers (to) from other subaccounts..        --          54,831      9,802     60,191   18,633   22,816   (79,943)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...        --         (11,135)   (76,954)   611,409  500,083  (17,135)  (85,033)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
Increase (decrease) in net assets.........        --         196,987   (324,236)   745,956  436,274  137,269  (266,011)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
Net assets at beginning of year...........        --         972,628  1,296,864    477,679   41,405  568,215   834,226
                                                 ---       ---------  ---------  ---------  -------  -------  --------
Net assets at end of year.................       $--       1,169,615    972,628  1,223,635  477,679  705,484   568,215
                                                 ===       =========  =========  =========  =======  =======  ========
Changes in units (note 5):
 Units purchased..........................        --           9,464      7,904     70,795   56,429    5,630     2,914
 Units redeemed...........................        --         (11,293)   (19,265)    (3,523)    (711)  (8,631)  (15,280)
                                                 ---       ---------  ---------  ---------  -------  -------  --------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................        --          (1,829)   (11,361)    67,272   55,718   (3,001)  (12,366)
                                                 ===       =========  =========  =========  =======  =======  ========

                                           ---------------------

                                                  VIP III
                                                  Mid Cap
                                               Portfolio --
                                              Service Class 2
                                           --------------------


                                                Year ended
                                               December 31,
                                           --------------------
                                              2003       2002
                                           ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   (24,347)   (10,787)
 Net realized gain (loss) on investments..    28,974     (5,460)
 Unrealized appreciation (depreciation)
   on investments.........................   600,148    (91,127)
 Capital gain distributions...............        --         --
                                           ---------  ---------
    Increase (decrease) in net assets
     from operations......................   604,775   (107,374)
                                           ---------  ---------
From capital transactions:
 Net premiums.............................   779,733  1,051,006
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................   (17,777)   (17,221)
   Surrenders.............................  (136,026)   (16,344)
   Cost of insurance and administrative
    expenses (note 4a)....................      (260)       (83)
   Transfers (to) from the Guarantee
    Account...............................   210,191    241,102
   Transfers (to) from other subaccounts..   158,232     80,654
                                           ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   994,093  1,339,114
                                           ---------  ---------
Increase (decrease) in net assets......... 1,598,868  1,231,740
                                           ---------  ---------
Net assets at beginning of year........... 1,346,101    114,361
                                           ---------  ---------
Net assets at end of year................. 2,944,969  1,346,101
                                           =========  =========
Changes in units (note 5):
 Units purchased..........................   106,053    143,981
 Units redeemed...........................   (14,263)    (3,536)
                                           ---------  ---------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    91,790    140,445
                                           =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                              Franklin Templeton Variable Insurance Products Trust
                            ---------------------------------------------------------------------------------------
                               Franklin Large Cap       Mutual Shares    Templeton Foreign      Templeton Global
                            Growth Securities Fund -- Securities Fund -- Securities Fund -- Asset Allocation Fund --
                                 Class 2 Shares         Class 2 Shares     Class 2 Shares        Class 2 Shares
                            ------------------------- ------------------ ------------------ ------------------------
                                   Period from           Period from        Period from           Period from
                                 May 1, 2003 to         May 1, 2003 to      May 1, 2003          May 1, 2003 to
                                  December 31,           December 31,     to December 31,         December 31,
                                      2003                   2003               2003                  2003
                            ------------------------- ------------------ ------------------ ------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............          $  (269)                 (344)            (1,149)                  (37)
 Net realized gain
   (loss) on investments...              101                    35             (1,182)                   37
 Unrealized appreciation
   (depreciation) on
   investments.............            6,831                10,218             44,373                (5,284)
 Capital gain
   distributions...........               --                    --                 --                    --
                                     -------               -------            -------                ------
    Increase (decrease)
     in net assets from
     operations............            6,663                 9,909             42,042                (5,284)
                                     -------               -------            -------                ------
From capital
 transactions:
 Net premiums..............           43,528               102,061            500,883                25,383
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company
   of New York
   Death benefits..........               --                    --                 --                    --
   Surrenders..............               --                    --               (933)                   --
   Cost of insurance and
    administrative
    expenses (note 4a).....               --                    --                 --                    --
   Transfers (to) from
    the Guarantee Account..           37,493                28,150             11,465                11,198
   Transfers (to) from
    other subaccounts......             (208)                   --               (206)                 (242)
                                     -------               -------            -------                ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................           80,813               130,211            511,209                36,339
                                     -------               -------            -------                ------
    Increase (decrease)
     in net assets.........           87,476               140,120            553,251                31,055
                                     -------               -------            -------                ------
Net assets at beginning
 of year...................               --                    --                 --                    --
                                     -------               -------            -------                ------
Net assets at end of year..          $87,476               140,120            553,251                31,055
                                     =======               =======            =======                ======
Changes in units (note
 5):
 Units purchased...........            7,128                11,623             44,536                 2,392
 Units redeemed............              (18)                   --                (99)                  (22)
                                     -------               -------            -------                ------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................            7,110                11,623             44,437                 2,370
                                     =======               =======            =======                ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                             GE Investments Funds, Inc.
                            -----------------------------------------------------------
                                  Global                                International
                                  Income               Income               Equity
                                   Fund                 Fund                 Fund
                            ------------------  --------------------  -----------------
                                Year ended           Year ended           Year ended
                               December 31,         December 31,         December 31,
                            ------------------  --------------------  -----------------
                               2003      2002      2003       2002      2003     2002
                            ---------  -------  ---------  ---------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $   2,550   (1,648)   107,225     29,248   (1,180)   (1,027)
 Net realized gain
   (loss) on investments...    32,047    3,856     26,583     19,853    6,584  (127,659)
 Unrealized appreciation
   (depreciation) on
   investments.............    (8,457)  34,626   (114,273)    54,601   62,650    73,776
 Capital gain
   distributions...........        --       --     18,890     21,672       --        --
                            ---------  -------  ---------  ---------  -------  --------
    Increase (decrease)
     in net assets from
     operations............    26,140   36,834     38,425    125,374   68,054   (54,910)
                            ---------  -------  ---------  ---------  -------  --------
From capital
 transactions:
 Net premiums..............        --       --    791,080     76,780      500     1,100
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........        --       --         --    (53,722)      --        --
   Surrenders..............    (1,456)  (2,542)  (145,195)   (92,912) (46,698)  (12,351)
   Cost of insurance and
    administrative
    expenses (note 4a).....      (165)     (92)    (1,100)      (573)    (176)     (131)
   Transfers (to) from
    the Guarantee Account..     3,430  (17,206)   225,284    (69,209)   1,719    (7,830)
   Transfers (to) from
    other subaccounts......  (104,856) 102,945    (28,098)   574,548   (4,854)    9,746
                            ---------  -------  ---------  ---------  -------  --------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  (103,047)  83,105    841,971    434,912  (49,509)   (9,466)
                            ---------  -------  ---------  ---------  -------  --------
Increase (decrease) in
 net assets................   (76,908) 119,939    880,396    560,286   18,545   (64,376)
                            ---------  -------  ---------  ---------  -------  --------
Net assets at beginning
 of year...................   289,069  169,130  1,810,819  1,250,533  206,500   270,876
                            ---------  -------  ---------  ---------  -------  --------
Net assets at end of year.. $ 212,161  289,069  2,691,215  1,810,819  225,045   206,500
                            =========  =======  =========  =========  =======  ========
Changes in units (note
 5):
 Units purchased...........       300   10,934    103,226     53,969      362     1,500
 Units redeemed............    (9,281)  (2,127)   (17,711)   (16,878)  (7,030)     (971)
                            ---------  -------  ---------  ---------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................    (8,981)   8,807     85,515     37,091   (6,668)      529
                            =========  =======  =========  =========  =======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                          GE Investments Funds, Inc. (continued)
                                           --------------------------------------------------------------------
                                                  Mid-Cap                  Money                  Premier
                                                Value Equity               Market              Growth Equity
                                                    Fund                    Fund                   Fund
                                           ---------------------  -----------------------  --------------------
                                                 Year ended              Year ended             Year ended
                                                December 31,            December 31,           December 31,
                                           ---------------------  -----------------------  --------------------
                                              2003        2002       2003         2002        2003       2002
                                           ----------  ---------  ----------  -----------  ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $    1,629     (7,109)    (37,622)         864    (26,648)   (28,216)
 Net realized gain (loss) on investments..    (20,454)   (45,879)         --           --    (67,950)   (39,114)
 Unrealized appreciation (depreciation)
   on investments.........................    838,544   (366,604)         --           --    612,558   (469,962)
 Capital gain distributions...............         --     13,133          --           33         --         10
                                           ----------  ---------  ----------  -----------  ---------  ---------
    Increase (decrease) in net assets
     from operations......................    819,719   (406,459)    (37,622)         897    517,960   (537,282)
                                           ----------  ---------  ----------  -----------  ---------  ---------
From capital transactions:
 Net premiums.............................    832,300  1,330,733   2,885,114    5,318,428    338,427    589,933
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................   (129,281)   (49,720)   (289,930)          --    (32,311)        --
   Surrenders.............................   (107,363)   (76,705)   (454,527)    (579,326)  (133,336)  (106,477)
   Cost of insurance and administrative
    expenses (note 4a)....................     (1,563)      (932)     (2,756)      (1,848)    (2,100)    (1,460)
   Transfers (to) from the Guarantee
    Account...............................    130,142    339,189  (1,861,654)    (414,260)    52,132     (8,254)
   Transfers (to) from other subaccounts..     71,398    233,957  (2,308,292)  (4,084,587)   (18,987)    74,446
                                           ----------  ---------  ----------  -----------  ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    795,633  1,776,522  (2,032,045)     238,407    203,825    548,188
                                           ----------  ---------  ----------  -----------  ---------  ---------
Increase (decrease) in net assets.........  1,615,352  1,370,063  (2,069,667)     239,304    721,785     10,906
                                           ----------  ---------  ----------  -----------  ---------  ---------
Net assets at beginning of year...........  2,316,721    946,658   6,587,666    6,348,362  1,940,080  1,929,174
                                           ----------  ---------  ----------  -----------  ---------  ---------
Net assets at end of year................. $3,932,073  2,316,721   4,517,999    6,587,666  2,661,865  1,940,080
                                           ==========  =========  ==========  ===========  =========  =========
Changes in units (note 5):
 Units purchased..........................    106,352    197,941     442,915   30,337,093     34,938     73,216
 Units redeemed...........................    (24,424)   (13,284)   (744,412) (28,974,657)   (16,763)   (12,763)
                                           ----------  ---------  ----------  -----------  ---------  ---------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     81,928    184,657    (301,497)   1,362,436     18,175     60,453
                                           ==========  =========  ==========  ===========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          GE Investments Funds, Inc. (continued)
                            -----------------------------------------------------------------
                                Real Estate            S&P 500(R)              Small-Cap
                                 Securities               Index              Value Equity
                                    Fund                  Fund                   Fund
                            -------------------  ----------------------  --------------------
                                 Year ended            Year ended             Year ended
                                December 31,          December 31,           December 31,
                            -------------------  ----------------------  --------------------
                               2003       2002      2003        2002        2003       2002
                            ----------  -------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $   23,208    7,114      15,410      21,637    (37,474)   (10,929)
 Net realized gain
   (loss) on investments...       (329)   1,959    (331,757)   (566,336)   (13,400)    (9,165)
 Unrealized appreciation
   (depreciation) on
   investments.............     87,572  (41,065)  3,760,847  (2,206,745)   683,924   (215,625)
 Capital gain
   distributions...........     45,303   14,127          --      20,854         --      9,684
                            ----------  -------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations............    155,754  (17,865)  3,444,500  (2,730,590)   633,050   (226,035)
                            ----------  -------  ----------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums..............    324,567       --   3,966,922   5,939,912  1,119,841  1,807,441
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........         --       --     (78,957)   (136,034)   (88,425)        --
   Surrenders..............    (20,410) (45,959)   (773,100)   (685,041)  (103,524)   (28,297)
   Cost of insurance and
    administrative
    expenses (note 4a).....       (292)    (204)     (8,064)     (6,231)      (297)       (17)
   Transfers (to) from
    the Guarantee Account..     56,226   (4,906)    959,994     294,060    181,231    219,330
   Transfers (to) from
    other subaccounts......    299,643  102,060      65,643     (35,188)    90,499    135,591
                            ----------  -------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    659,734   50,991   4,132,438   5,371,478  1,199,325  2,134,048
                            ----------  -------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets................    815,488   33,126   7,576,937   2,640,888  1,832,375  1,908,013
                            ----------  -------  ----------  ----------  ---------  ---------
Net assets at beginning
 of year...................    266,698  233,572  11,420,981   8,780,093  2,023,269    115,256
                            ----------  -------  ----------  ----------  ---------  ---------
Net assets at end of year.. $1,082,186  266,698  18,997,918  11,420,981  3,855,644  2,023,269
                            ==========  =======  ==========  ==========  =========  =========
Changes in units (note
 5):
 Units purchased...........     54,911    6,360     591,659     773,600    144,899    219,079
 Units redeemed............     (1,671)  (3,186)   (100,473)   (106,007)   (20,057)    (2,869)
                            ----------  -------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................     53,240    3,174     491,186     667,593    124,842    216,210
                            ==========  =======  ==========  ==========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        GE Investments Funds, Inc. (continued)
                            --------------------------------------------------------------
                                    Total                 U.S.                 Value
                                   Return                Equity               Equity
                                    Fund                  Fund                 Fund
                            --------------------  --------------------  ------------------
                                 Year ended            Year ended           Year ended
                                December 31,          December 31,         December 31,
                            --------------------  --------------------  ------------------
                               2003       2002       2003       2002       2003      2002
                            ----------  --------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $    2,823     6,358    (15,719)   (18,027)     1,817      272
 Net realized gain
   (loss) on investments...    (22,824)  (26,211)  (105,143)   (95,094)    (9,155)  (1,884)
 Unrealized appreciation
   (depreciation) on
   investments.............    195,043   (96,162)   739,458   (671,370)   191,033  (60,684)
 Capital gain
   distributions...........         --     8,226         --         --         --       --
                            ----------  --------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     operations............    175,042  (107,789)   618,596   (784,491)   183,695  (62,296)
                            ----------  --------  ---------  ---------  ---------  -------
From capital
 transactions:
 Net premiums..............    477,852     2,812    195,002    800,888    303,507  438,603
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York................         --        --         --         --         --       --
   Death benefits..........    (39,613)  (13,116)   (25,432)   (72,559)        --   (2,902)
   Surrenders..............   (133,898)  (34,727)  (188,918)  (234,857)   (22,378) (10,577)
   Cost of insurance and
    administrative
    expenses (note 4a).....       (939)     (884)    (3,209)    (2,163)      (169)     (36)
   Transfers (to) from
    the Guarantee Account..     94,962    (6,750)    17,644     66,341    122,233  233,323
   Transfers (to) from
    other subaccounts......    166,428   (31,704)   (52,581)   (21,899)    65,029    3,445
                            ----------  --------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    564,792   (84,369)   (57,494)   535,751    468,222  661,856
                            ----------  --------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets................    739,834  (192,158)   561,102   (248,740)   651,916  599,560
                            ----------  --------  ---------  ---------  ---------  -------
Net assets at beginning
 of year...................    798,492   990,650  2,994,162  3,242,902    622,790   23,230
                            ----------  --------  ---------  ---------  ---------  -------
Net assets at end of year.. $1,538,326   798,492  3,555,264  2,994,162  1,274,706  622,790
                            ==========  ========  =========  =========  =========  =======
Changes in units (note
 5):
 Units purchased...........     68,508       286     21,497     98,665     56,456   80,646
 Units redeemed............    (16,185)   (8,754)   (27,247)   (37,747)    (2,597)  (1,609)
                            ----------  --------  ---------  ---------  ---------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................     52,323    (8,468)    (5,750)    60,918     53,859   79,037
                            ==========  ========  =========  =========  =========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    Greenwich Street
                            Goldman Sachs Variable Insurance Trust     Series Fund
                            --------------------------------------  -----------------
                                                                    Salomon Brothers
                              Goldman Sachs       Goldman Sachs     Variable Emerging
                               Growth and            Mid Cap         Growth Fund --
                               Income Fund         Value Fund           Class II
                            ----------------  --------------------  -----------------
                                                                       Period from
                               Year ended          Year ended          May 1, 2003
                              December 31,        December 31,             to
                            ----------------  --------------------    December 31,
                              2003     2002      2003       2002          2003
                            -------  -------  ---------  ---------  -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............     158       (9)    (7,219)    (7,669)         (56)
 Net realized gain
   (loss) on investments...  (4,536) (17,273)    25,156     31,964          388
 Unrealized appreciation
   (depreciation) on
   investments.............  87,655  (34,298)   320,219   (154,617)       1,526
 Capital gain
   distributions...........      --       --     17,491      4,423           --
                            -------  -------  ---------  ---------       ------
    Increase (decrease)
     in net assets from
     operations............  83,277  (51,580)   355,647   (125,899)       1,858
                            -------  -------  ---------  ---------       ------
From capital
 transactions:
 Net premiums..............      --       --      6,977    137,653           --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........      --       --     (8,858)    (1,313)          --
   Surrenders.............. (10,486) (35,159)   (72,088)  (118,700)      (2,202)
   Cost of insurance and
    administrative
    expenses (note 4a).....    (238)    (276)      (732)      (656)          --
   Transfers (to) from
    the Guarantee Account..   6,017   (2,289)   (74,968)   (95,638)       4,648
   Transfers (to) from
    other subaccounts......  58,418   (3,123)    90,893    124,660       27,453
                            -------  -------  ---------  ---------       ------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  53,711  (40,847)   (58,776)    46,006       29,899
                            -------  -------  ---------  ---------       ------
Increase (decrease) in
 net assets................ 136,988  (92,427)   296,871    (79,893)      31,757
Net assets at beginning
 of year................... 316,065  408,492  1,407,670  1,487,563           --
                            -------  -------  ---------  ---------       ------
Net assets at end of year.. 453,053  316,065  1,704,541  1,407,670       31,757
                            =======  =======  =========  =========       ======
Changes in units (note
 5):
 Units purchased...........   8,781       --      8,072      2,188        2,716
 Units redeemed............  (1,462)  (5,624)   (12,902)    (1,404)        (187)
                            -------  -------  ---------  ---------       ------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................   7,319   (5,624)    (4,830)       784        2,529
                            =======  =======  =========  =========       ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                   Janus Aspen Series
                                           ------------------------------------------------------------------
                                                                                         Capital Appreciation
                                           Balanced Portfolio --  Balanced Portfolio --      Portfolio --
                                            Institutional Shares     Service Shares      Institutional Shares
                                           ---------------------  --------------------  ---------------------
                                                 Year ended            Year ended             Year ended
                                                December 31,          December 31,           December 31,
                                           ---------------------  --------------------  ---------------------
                                              2003        2002       2003       2002       2003       2002
                                           ----------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $   39,659     55,782     12,598     21,436    (30,258)    (33,316)
 Net realized gain (loss) on investments..   (132,519)  (163,055)     7,431    (11,412)  (277,228)   (477,542)
 Unrealized appreciation (depreciation)
   on investments.........................    681,555   (357,278)   448,895   (130,260)   873,675    (221,244)
 Capital gain distributions...............         --         --         --         --         --          --
                                           ----------  ---------  ---------  ---------  ---------  ----------
    Increase (decrease) in net assets
     from operations......................    588,695   (464,551)   468,924   (120,236)   566,189    (732,102)
                                           ----------  ---------  ---------  ---------  ---------  ----------
From capital transactions:
 Net premiums.............................     58,655    206,763    772,330  1,203,051      4,604      17,682
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................    (45,777)    (2,564)  (136,913)   (52,616)   (24,603)     (1,783)
   Surrenders.............................   (256,257)  (231,282)  (160,897)   (39,939)  (157,888)   (258,258)
   Cost of insurance and administrative
    expenses (note 4a)....................     (3,547)    (3,374)    (1,159)      (307)    (3,010)     (3,084)
   Transfers (to) from the Guarantee
    Account...............................   (136,107)  (179,631)   368,732    603,227    (21,566)   (129,636)
   Transfers (to) from other subaccounts..   (166,647)   (98,899)   375,703  1,138,502    (87,145)   (350,368)
                                           ----------  ---------  ---------  ---------  ---------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (549,680)  (308,987) 1,217,796  2,851,918   (289,608)   (725,447)
                                           ----------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets.........     39,015   (773,538) 1,686,720  2,731,682    276,581  (1,457,549)
                                           ----------  ---------  ---------  ---------  ---------  ----------
Net assets at beginning of year...........  5,098,279  5,871,817  3,081,802    350,120  3,195,982   4,653,531
                                           ----------  ---------  ---------  ---------  ---------  ----------
Net assets at end of year................. $5,137,294  5,098,279  4,768,522  3,081,802  3,472,563   3,195,982
                                           ==========  =========  =========  =========  =========  ==========
Changes in units (note 5):
 Units purchased..........................      4,820     20,125    162,323    315,754        449       1,677
 Units redeemed...........................    (49,977)   (47,445)   (32,029)    (9,860)   (28,650)    (70,261)
                                           ----------  ---------  ---------  ---------  ---------  ----------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (45,157)   (27,320)   130,294    305,894    (28,201)    (68,584)
                                           ==========  =========  =========  =========  =========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Janus Aspen Series (continued)
                                           ----------------------------------------------------------
                                                                                        Global Life
                                           Capital Appreciation  Flexible Income         Sciences
                                              Portfolio --        Portfolio --         Portfolio --
                                             Service Shares     Institutional Shares  Service Shares
                                           -------------------  -------------------  ----------------
                                               Year ended          Year ended           Year ended
                                              December 31,        December 31,         December 31,
                                           -------------------  -------------------  ----------------
                                             2003       2002      2003       2002      2003     2002
                                           --------   -------    -------   -------   -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (2,662)   (1,792)   13,535     11,464    (2,179)    (940)
 Net realized gain (loss) on investments..    4,195    (5,530)    4,254        956    (2,774)  (1,233)
 Unrealized appreciation (depreciation)
   on investments.........................   36,677   (22,012)      660     14,823    35,299  (18,987)
 Capital gain distributions...............       --        --        --         --        --       --
                                           --------   -------    -------   -------   -------  -------
    Increase (decrease) in net assets
     from operations......................   38,210   (29,334)   18,449     27,243    30,346  (21,160)
                                           --------   -------    -------   -------   -------  -------
From capital transactions:
 Net premiums.............................   40,172   143,325        --         --    24,394   81,802
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................  (11,209)  (13,646)       --         --    (4,834)  (8,897)
   Surrenders.............................  (10,353)     (220)  (90,597)    (5,521)   (8,381)    (556)
   Cost of insurance and administrative
    expenses (note 4a)....................      (47)      (50)     (198)      (120)      (32)      (4)
   Transfers (to) from the Guarantee
    Account...............................   14,794    22,841    (2,156)    11,252    20,988   33,680
   Transfers (to) from other subaccounts..   (3,516)   (4,477)   68,839    172,199    13,168     (505)
                                           --------   -------    -------   -------   -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   29,841   147,773   (24,112)   177,810    45,303  105,520
                                           --------   -------    -------   -------   -------  -------
Increase (decrease) in net assets.........   68,051   118,439    (5,663)   205,053    75,649   84,360
Net assets at beginning of year...........  167,347    48,908   426,292    221,239    95,943   11,583
                                           --------   -------    -------   -------   -------  -------
Net assets at end of year................. $235,398   167,347   420,629    426,292   171,592   95,943
                                           ========   =======    =======   =======   =======  =======
Changes in units (note 5):
 Units purchased..........................    7,410    19,321     5,853     15,407     7,611   13,378
 Units redeemed...........................   (3,404)   (2,142)   (7,894)      (474)   (1,723)  (1,152)
                                           --------   -------    -------   -------   -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    4,006    17,178    (2,041)    14,933     5,888   12,226
                                           ========   =======    =======   =======   =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         Janus Aspen Series (continued)
                                           -------------------------------------------------------------
                                           Global Technology
                                              Portfolio --     Growth Portfolio --   Growth Portfolio  --
                                             Service Shares    Institutional Shares   Service Shares
                                           -----------------  ---------------------  -------------------
                                               Year ended           Year ended          Year ended
                                              December 31,         December 31,        December 31,
                                           -----------------  ---------------------  -------------------
                                             2003      2002      2003       2002       2003       2002
                                           --------  -------  ---------  ----------   -------   -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (1,273)    (517)   (26,699)    (35,956)  (4,444)    (2,088)
 Net realized gain (loss) on investments..   12,956     (497)  (341,311)   (444,902)    (425)      (727)
 Unrealized appreciation (depreciation)
   on investments.........................   20,265  (12,638)   903,809    (347,869)  84,446    (40,480)
 Capital gain distributions...............       --       --         --          --       --         --
                                           --------  -------  ---------  ----------   -------   -------
    Increase (decrease) in net assets
     from operations......................   31,948  (13,652)   535,799    (828,727)  79,577    (43,295)
                                           --------  -------  ---------  ----------   -------   -------
From capital transactions:
 Net premiums.............................    5,608   67,949      9,465       9,674   51,243    108,241
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................  (38,434)      --       (443)         --   (4,520)        --
   Surrenders.............................   (2,703)    (507)  (202,100)   (105,611)  (4,073)    (1,606)
   Cost of insurance and administrative
    expenses (note 4a)....................      (25)      (5)    (1,704)     (2,006)     (53)       (18)
   Transfers (to) from the Guarantee
    Account...............................    3,708      915    (27,553)    (68,113)  24,543     94,307
   Transfers (to) from other subaccounts..    2,097      100      1,848    (262,504)  22,443      2,734
                                           --------  -------  ---------  ----------   -------   -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  (29,749)  68,452   (220,487)   (428,560)  89,583    203,658
                                           --------  -------  ---------  ----------   -------   -------
Increase (decrease) in net assets.........    2,199   54,800    315,312  (1,257,287) 169,160    160,363
Net assets at beginning of year...........   76,386   21,586  1,917,812   3,175,099  200,426     40,063
                                           --------  -------  ---------  ----------   -------   -------
Net assets at end of year................. $ 78,585   76,386  2,233,124   1,917,812  369,586    200,426
                                           ========  =======  =========  ==========   =======   =======
Changes in units (note 5):
 Units purchased..........................    1,559   11,393      1,419       1,209   14,717     27,960
 Units redeemed...........................   (5,444)     (85)   (29,175)    (54,497)  (1,293)      (221)
                                           --------  -------  ---------  ----------   -------   -------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (3,885)  11,308    (27,756)    (53,288)  13,424     27,739
                                           ========  =======  =========  ==========   =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                Janus Aspen Series (continued)
                                           ------------------------------------------------------------------
                                           International Growth Portfolio -- International Growth Portfolio --
                                           Institutional Shares                Service Shares
                                           --------------------------------  --------------------------------
                                                Year ended                       Year ended
                                               December 31,                     December 31,
                                           --------------------------------  --------------------------------
                                              2003             2002            2003              2002
                                              ---------        ---------         --------         -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (1,956)          (7,539)         (1,587)            (458)
 Net realized gain (loss) on investments..  (123,815)        (234,971)         12,464             (462)
 Unrealized appreciation (depreciation)
   on investments.........................   463,949         (182,302)         89,259          (17,365)
 Capital gain distributions...............        --               --              --               --
                                              ---------        ---------         --------         -------
    Increase (decrease) in net assets
     from operations......................   338,178         (424,812)        100,136          (18,285)
                                              ---------        ---------         --------         -------
From capital transactions:
 Net premiums.............................     2,740            6,046         347,304           83,956
 Transfers (to) from the general
   account of GE Capital Life Assurance
   company of New York
   Death benefits.........................   (18,418)          (1,838)       (114,675)              --
   Surrenders.............................   (43,849)         (56,593)         (3,720)            (484)
   Cost of insurance and administrative
    expenses (note 4a)....................    (1,195)          (1,191)            (39)             (10)
   Transfers (to) from the Guarantee
    Account...............................     8,417          (42,795)         92,741           29,797
   Transfers (to) from other subaccounts..    (8,380)         (68,189)          3,933            1,320
                                              ---------        ---------         --------         -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (60,685)        (164,560)        325,544          114,579
                                              ---------        ---------         --------         -------
Increase (decrease) in net assets.........   277,493         (589,372)        425,680           96,294
Net assets at beginning of year........... 1,062,207        1,651,579         115,199           18,905
                                              ---------        ---------         --------         -------
Net assets at end of year................. 1,339,700        1,062,207         540,879          115,199
                                              =========        =========         ========         =======
Changes in units (note 5):
 Units purchased..........................     1,192              709          57,042           15,009
 Units redeemed...........................    (8,362)         (20,024)        (15,237)             (64)
                                              ---------        ---------         --------         -------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (7,170)         (19,315)         41,805           14,945
                                              =========        =========         ========         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                     Janus Aspen Series (continued)
                                           ---------------------------------------------------------------------------------
                                               Mid Cap Growth       Mid Cap Growth      Worldwide Growth    Worldwide Growth
                                                Portfolio --         Portfolio --         Portfolio --        Portfolio --
                                            Institutional Shares    Service Shares    Institutional Shares   Service Shares
                                           ----------------------  ----------------  ---------------------  ----------------
                                                 Year ended           Year ended           Year ended          Year ended
                                                December 31,         December 31,         December 31,        December 31,
                                           ----------------------  ----------------  ---------------------  ----------------
                                              2003        2002       2003     2002      2003       2002       2003     2002
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (36,643)    (40,405)  (3,340)  (1,571)    (5,767)    (13,995)  (4,210)  (1,563)
 Net realized gain (loss) on investments..   (585,168)   (850,946)     488   (1,307)  (387,089)   (395,540)  (3,321)  (2,311)
 Unrealized appreciation (depreciation)
   on investments.........................  1,377,342    (165,499)  66,525  (25,385)   765,761    (389,293) 144,258  (80,645)
 Capital gain distributions...............         --          --       --       --         --          --       --       --
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
    Increase (decrease) in net assets
     from operations......................    755,531  (1,056,850)  63,673  (28,263)   372,905    (798,828) 136,727  (84,519)
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
From capital transactions:
 Net premiums.............................     37,016      42,266   47,365   93,968     28,138      33,823   84,445  429,314
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................    (17,839)     (3,781)      --   (3,299)       537      (6,725)      --   (2,306)
   Surrenders.............................    (75,011)   (124,409)  (8,489)    (732)  (119,719)    (62,900) (17,746)  (6,906)
   Cost of insurance and administrative
    expenses (note 4a)....................     (3,119)     (2,847)     (63)     (28)    (1,732)     (1,831)    (113)     (33)
   Transfers (to) from the Guarantee
    Account...............................      8,510     (81,744)  22,457   73,499    (49,296)    (91,130)  40,058  133,625
   Transfers (to) from other subaccounts..    (20,613)   (150,938) (29,256)    (463)  (112,676)   (268,124)   5,172   (1,169)
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    (71,056)   (321,453)  32,014  162,945   (254,748)   (396,887) 111,816  552,525
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets.........    684,475  (1,378,303)  95,687  134,682    118,157  (1,195,715) 248,543  468,006
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
Net assets at beginning of year...........  2,356,658   3,734,961  170,318   35,636  1,942,343   3,138,058  492,435   24,429
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
Net assets at end of year.................  3,041,133   2,356,658  266,005  170,318  2,060,500   1,942,343  740,978  492,435
                                           ==========  ==========  =======  =======  =========  ==========  =======  =======
Changes in units (note 5):
 Units purchased..........................      7,809       5,324   11,408   24,063      3,998       4,166   19,725   70,641
 Units redeemed...........................    (17,966)    (45,906)  (6,178)    (648)   (38,177)    (52,583)  (2,716)  (1,304)
                                           ----------  ----------  -------  -------  ---------  ----------  -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    (10,157)    (40,582)   5,230   23,415    (34,179)    (48,417)  17,009   69,337
                                           ==========  ==========  =======  =======  =========  ==========  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                      J.P. Morgan Series Trust II
                            -------------------------------------------------------------------------------
                                       Bond            International Opportunities       Mid Cap Value
                                    Portfolio                  Portfolio                   Portfolio
                            -------------------------- --------------------------  -------------------------
                                          Period from                 Period from                Period from
                                         September 13,               September 13,              September 13,
                             Year ended     2002 to     Year ended      2002 to     Year ended     2002 to
                            December 31, December 31,  December 31,  December 31,  December 31, December 31,
                                2003         2002          2003          2002          2003         2002
                            ------------ ------------- ------------  ------------- ------------ -------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   $   (949)       --            (136)         --          (5,346)          (3)
 Net realized gain
   (loss) on investments...       (282)       --             386          --          11,541           --
 Unrealized appreciation
   (depreciation) on
   investments.............      4,527        --           3,304          --         122,907           25
 Capital gain
   distributions...........        244        --              --          --              --           --
                              --------        --          ------          --         -------        -----
    Increase (decrease)
     in net assets from
     operations............      3,540        --           3,554          --         129,102           22
                              --------        --          ------          --         -------        -----
From capital
 transactions:
 Net premiums..............    281,228        --          21,457          --         630,155        1,508
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........         --        --              --          --              --           --
   Surrenders..............     (2,614)       --              --          --          (1,913)          --
   Cost of insurance and
    administrative
    expenses (note 4a).....         --        --              --          --              --           --
   Transfers (to) from
    the Guarantee Account..     48,084        --             (29)         --          83,729           14
   Transfers (to) from
    other subaccounts......        832        --            (279)         --            (905)          --
                              --------        --          ------          --         -------        -----
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    327,530        --          21,149          --         711,066        1,522
                              --------        --          ------          --         -------        -----
Increase (decrease) in
 net assets................    331,070        --          24,703          --         840,168        1,544
Net assets at beginning
 of year...................         --        --              --          --           1,544           --
                              --------        --          ------          --         -------        -----
Net assets at end of year..    331,070        --          24,703          --         841,712        1,544
                              ========        ==          ======          ==         =======        =====
Changes in units (note
 5):
 Units purchased...........     32,075        --           1,948          --          65,041          152
 Units redeemed............       (254)       --             (25)         --            (257)          --
                              --------        --          ------          --         -------        -----
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................   $ 31,821        --           1,923          --          64,784          152
                              ========        ==          ======          ==         =======        =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                        J.P. Morgan Series Trust II (continued)
                            ---------------------------------------------------------------
                                     Small Company            U.S. Large Cap Core Equity
                                       Portfolio                       Portfolio
                            ------------------------------- -------------------------------
                                            Period from                     Period from
                             Year ended  September 13, 2002  Year ended  September 13, 2002
                            December 31,  to December 31,   December 31,  to December 31,
                                2003            2002            2003            2002
                            ------------ ------------------ ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)...............   $  (518)           --              (117)           --
 Net realized gain
   (loss) on investments...       200            --                95            --
 Unrealized appreciation
   (depreciation) on
   investments.............    11,953            --             2,773            --
 Capital gain
   distributions...........        --            --                --            --
                              -------            --            ------            --
    Increase (decrease)
     in net assets from
     operations............    11,635            --             2,751            --
                              -------            --            ------            --
From capital
 transactions:
 Net premiums..............    56,143            --            52,395            --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........        --            --                --            --
   Surrenders..............        --            --              (917)           --
   Cost of insurance and
    administrative
    expenses (note 4a).....        --            --                --            --
   Transfers (to) from
    the Guarantee Account..    29,533            --               (65)           --
   Transfers (to) from
    other subaccounts......      (925)           --                --            --
                              -------            --            ------            --
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    84,751            --            51,413            --
                              -------            --            ------            --
Increase (decrease) in
 net assets................    96,386            --            54,164            --
Net assets at beginning
 of year...................        --            --                --            --
                              -------            --            ------            --
Net assets at end of year..    96,386            --            54,164            --
                              =======            ==            ======            ==
Changes in units (note
 5):
 Units purchased...........     7,577            --             4,452            --
 Units redeemed............       (82)           --               (78)           --
                              -------            --            ------            --
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................   $ 7,495            --             4,374            --
                              =======            ==            ======            ==

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         MFS(R) Variable Insurance Trust
                                           --------------------------------------------------------------
                                             MFS(R) Investors       MFS(R) Investors      MFS(R) New
                                           Growth Stock Series --   Trust Series --    Discovery Series --
                                           Service Class Shares   Service Class Shares Service Class Shares
                                           --------------------   -------------------  --------------------
                                                Year ended             Year ended         Year ended
                                               December 31,           December 31,       December 31,
                                           --------------------   -------------------  -------------------
                                              2003        2002       2003      2002      2003       2002
                                           ----------   --------  ---------  --------   -------   -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (15,661)    (5,890)    (8,648)   (4,023)  (6,036)      (850)
 Net realized gain (loss) on investments..      2,245     (2,327)     3,785    (9,475)  23,605       (412)
 Unrealized appreciation (depreciation)
   on investments.........................    199,243    (96,553)   175,993   (97,021) 103,370    (15,270)
 Capital gain distributions...............         --         --         --        --       --         --
                                           ----------   --------  ---------  --------   -------   -------
    Increase (decrease) in net assets
     from operations......................    185,827   (104,770)   171,130  (110,519) 120,939    (16,532)
                                           ----------   --------  ---------  --------   -------   -------
From capital transactions:
 Net premiums.............................    326,005    328,402    443,487   449,303  374,058     89,085
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................    (98,222)    (4,229)  (231,735)  (21,207) (85,751)        --
   Surrenders.............................    (26,815)    (7,424)   (22,821)   (6,582)  (5,386)    (1,825)
   Cost of insurance and administrative
    expenses (note 4a)....................       (121)       (17)      (172)      (16)     (53)        (3)
   Transfers (to) from the Guarantee
    Account...............................    196,297    213,621    313,251   159,265  132,490     55,070
   Transfers (to) from other subaccounts..     44,842    291,699     65,960    (8,408)  51,329      1,316
                                           ----------   --------  ---------  --------   -------   -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    441,986    822,052    567,970   572,355  466,687    143,643
                                           ----------   --------  ---------  --------   -------   -------
Increase (decrease) in net assets.........    627,813    717,282    739,100   461,836  587,626    127,111
                                           ----------   --------  ---------  --------   -------   -------
Net assets at beginning of year...........    741,172     23,890    485,810    23,974  131,258      4,147
                                           ----------   --------  ---------  --------   -------   -------
Net assets at end of year.................  1,368,985    741,172  1,224,910   485,810  718,884    131,258
                                           ==========   ========  =========  ========   =======   =======
Changes in units (note 5):
 Units purchased..........................     74,130    109,298    102,632    66,736   70,960     19,593
 Units redeemed...........................    (16,411)    (1,524)   (31,836)   (4,197) (11,616)      (245)
                                           ----------   --------  ---------  --------   -------   -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002................................... $   57,719    107,774     70,796    62,539   59,344     19,348
                                           ==========   ========  =========  ========   =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                        MFS(R) Variable Insurance Trust (continued)
                                           ------------------------------------------------------------------------
                                             MFS(R) Strategic            MFS(R) Total           MFS(R) Utilities
                                             Income Series --          Return Series --             Series --
                                           Service Class Shares      Service Class Shares       Service Class Shares
                                           -------------------- ------------------------------  --------------------
                                                                                Period from
                                               Period from                   September 13, 2002    Year ended
                                               May 1, 2003       Year ended          to           December 31,
                                                    to          December 31,    December 31,    -------------------
                                            December 31, 2003       2003            2002          2003       2002
                                           -------------------- ------------ ------------------  -------   -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       $  (194)            (667)            (3)         2,449      1,402
 Net realized gain (loss) on investments..            89              324             --          2,080     (4,325)
 Unrealized appreciation (depreciation)
   on investments.........................         1,831           12,569              4        133,387    (37,777)
 Capital gain distributions...............            --               --             --             --         --
                                                 -------          -------          -----         -------   -------
    Increase (decrease) in net assets
     from operations......................         1,726           12,226              1        137,916    (40,700)
                                                 -------          -------          -----         -------   -------
From capital transactions:
 Net premiums.............................        54,776          181,671          1,508        115,472    236,370
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................            --               --             --            415         --
   Surrenders.............................           (39)          (1,782)            --        (22,653)    (6,549)
   Cost of insurance and administrative
    expenses (note 4a)....................            --               --             --           (119)       (31)
   Transfers (to) from the Guarantee
    Account...............................        33,496            9,408             13         28,010    110,494
   Transfers (to) from other subaccounts..             9            1,347             --          3,957        867
                                                 -------          -------          -----         -------   -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...        88,242          190,644          1,521        125,082    341,151
                                                 -------          -------          -----         -------   -------
Increase (decrease) in net assets.........        89,968          202,870          1,522        262,998    300,451
                                                 -------          -------          -----         -------   -------
Net assets at beginning of year...........            --            1,522             --        339,617     39,166
                                                 -------          -------          -----         -------   -------
Net assets at end of year.................       $89,968          204,392          1,522        602,615    339,617
                                                 =======          =======          =====         =======   =======
Changes in units (note 5):
 Units purchased..........................         8,086           17,859            152         19,805     50,707
 Units redeemed...........................            (4)            (165)            --         (3,058)      (961)
                                                 -------          -------          -----         -------   -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................         8,082           17,694            152         16,747     49,746
                                                 =======          =======          =====         =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                            Oppenheimer Variable
                                            Nations Separate Account Trust     Account Funds
                                           -------------------------------  ---------------------
                                                            Nations Marsico
                                                             International
                                           Nations Marsico   Opportunities  Oppenheimer Aggressive
                                           Growth Portfolio    Portfolio       Growth Fund/VA
                                           ---------------- --------------- ---------------------
                                                              Period from
                                             Period from        May 1,
                                            May 1, 2003 to      2003 to          Year ended
                                             December 31,    December 31,       December 31,
                                           ---------------- --------------- ---------------------
                                                 2003            2003         2003        2002
                                           ---------------- --------------- --------   ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     $ (1,942)         (2,042)     (11,229)     (6,380)
 Net realized gain (loss) on investments..        2,645           5,999     (138,072)   (187,834)
 Unrealized appreciation (depreciation)
  on investments..........................       24,750          57,799      318,808    (128,839)
 Capital gain distributions...............           --              --           --          --
                                               --------         -------     --------   ---------
    Increase (decrease) in net assets
     from operations......................       25,453          61,756      169,507    (323,053)
                                               --------         -------     --------   ---------
From capital transactions:
 Net premiums.............................      402,548         417,962       11,242      18,023
 Transfers (to) from the general
  account of GE Capital Life Assurance
  Company of New York
  Death benefits..........................           --              --           --          --
  Surrenders..............................       (5,081)         (4,378)     (60,047)    (33,851)
  Cost of insurance and administrative
    expenses (note 4a)....................           --              --       (1,119)     (1,105)
  Transfers (to) from the Guarantee
    Account...............................       13,929          10,758        7,580     (35,780)
  Transfers (to) from other subaccounts...      168,208         241,744       39,339     (25,166)
                                               --------         -------     --------   ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...      579,604         666,086       (3,005)    (77,879)
                                               --------         -------     --------   ---------
Increase (decrease) in net assets.........      605,057         727,842      166,502    (400,932)
                                               --------         -------     --------   ---------
Net assets at beginning of year...........           --              --      720,226   1,121,158
                                               --------         -------     --------   ---------
Net assets at end of year.................     $605,057         727,842      886,728     720,226
                                               ========         =======     ========   =========
Changes in units (note 5):
 Units purchased..........................       49,402          54,731        9,843       2,476
 Units redeemed...........................         (429)           (358)     (10,348)    (12,798)
                                               --------         -------     --------   ---------
 Net increase (decrease) in units from
  capital transactions with Contract
  owners during the years or lesser
  period ended December 31, 2003 and
  2002....................................       48,973          54,373         (505)    (10,322)
                                               ========         =======     ========   =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                  Oppenheimer Variable Account Funds (continued)
                                           ------------------------------------------------------------
                                              Oppenheimer
                                           Aggressive Growth
                                              Fund/VA --       Oppenheimer Bond     Oppenheimer Capital
                                            Service Shares          Fund/VA        Appreciation Fund/VA
                                           ----------------- --------------------  --------------------
                                              Period from
                                                May 1,            Year ended            Year ended
                                                2003 to          December 31,          December 31,
                                             December 31,    --------------------  --------------------
                                                 2003           2003       2002       2003       2002
                                           ----------------- ---------  ---------  ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     $   (747)       109,478    119,151    (12,208)   (10,941)
 Net realized gain (loss) on investments..        9,590          3,711    (10,629)   (98,380)  (198,619)
 Unrealized appreciation (depreciation)
   on investments.........................       (7,900)         7,733     58,725    417,773   (288,389)
 Capital gain distributions...............           --             --         --         --         --
                                               --------      ---------  ---------  ---------  ---------
    Increase (decrease) in net assets
     from operations......................          943        120,922    167,247    307,185   (497,949)
                                               --------      ---------  ---------  ---------  ---------
From capital transactions:
 Net premiums.............................       72,202          4,500     94,166     29,515     22,329
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................           --             --     (8,492)   (47,169)     7,635
   Surrenders.............................      (54,267)      (376,392)   (95,641)   (78,198)  (110,266)
   Cost of insurance and administrative
    expenses (note 4a)....................           --         (1,637)    (1,638)    (1,436)    (1,390)
   Transfers (to) from the Guarantee
    Account...............................        3,700        (27,096)     6,948     78,800   (138,387)
   Transfers (to) from other subaccounts..       68,616       (185,686)   457,041    124,523    (38,780)
                                               --------      ---------  ---------  ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...       90,251       (586,311)   452,384    106,035   (258,859)
                                               --------      ---------  ---------  ---------  ---------
Increase (decrease) in net assets.........       91,194       (465,389)   619,631    413,220   (756,808)
                                               --------      ---------  ---------  ---------  ---------
Net assets at beginning of year...........           --      2,537,333  1,917,702  1,040,977  1,797,785
                                               --------      ---------  ---------  ---------  ---------
Net assets at end of year.................     $ 91,194      2,071,944  2,537,333  1,454,197  1,040,977
                                               ========      =========  =========  =========  =========
Changes in units (note 5):
 Units purchased..........................       12,222            369     49,496     21,021      3,342
 Units redeemed...........................       (4,618)       (48,517)    (9,372)   (11,447)   (31,885)
                                               --------      ---------  ---------  ---------  ---------
 Net increase (decrease) in units from
   capital transactions with contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................        7,604        (48,148)    40,124      9,574    (28,543)
                                               ========      =========  =========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Oppenheimer Variable Account Funds (continued)
                            ---------------------------------------------------
                            Oppenheimer
                              Capital
                            Appreciation     Oppenheimer
                             Fund/VA --   Global Securities      Oppenheimer
                              Service        Fund/VA --          High Income
                               Shares      Service Shares          Fund/VA
                            ------------ ------------------  ------------------
                            Period from
                            May 1, 2003      Year ended          Year ended
                                 to         December 31,        December 31,
                            December 31, ------------------  ------------------
                                2003        2003      2002     2003      2002
                            ------------ ---------  -------  --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................   $ (3,009)    (12,518)  (4,324)   42,770    78,425
 Net realized gain
  (loss) on investments....      2,652      10,303  (10,412)  (33,140)  (81,726)
 Unrealized appreciation
  (depreciation) on
  investments..............     73,778     441,998  (68,170)  130,048   (44,530)
 Capital gain
  distributions............         --          --       --        --        --
                              --------   ---------  -------  --------  --------
    Increase (decrease)
     in net assets from
     operations............     73,421     439,783  (82,906)  139,678   (47,831)
                              --------   ---------  -------  --------  --------
From capital
 transactions:
 Net premiums..............    780,020     609,930  475,854     8,453       500
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits...........         --     (15,567) (15,260)       --    (8,679)
  Surrenders...............     (1,221)    (33,858) (18,198)  (35,887)  (21,997)
  Cost of insurance and
    administrative
    expenses (note 4a).....        (10)       (282)     (44)     (474)     (396)
  Transfers (to) from
    the Guarantee Account..    119,769     143,488  136,027    (3,813)    5,233
  Transfers (to) from
    other subaccounts......        (63)     89,204  146,817  (171,015)  (77,022)
                              --------   ---------  -------  --------  --------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................    898,495     792,915  725,196  (202,736) (102,361)
                              --------   ---------  -------  --------  --------
Increase (decrease) in
 net assets................    971,916   1,232,698  642,290   (63,058) (150,192)
                              --------   ---------  -------  --------  --------
Net assets at beginning
 of year...................         --     681,858   39,568   731,586   881,778
                              --------   ---------  -------  --------  --------
Net assets at end of year..   $971,916   1,914,556  681,858   668,528   731,586
                              ========   =========  =======  ========  ========
Changes in units (note
 5):
 Units purchased...........     76,380      97,905   91,904       864       726
 Units redeemed............       (110)     (5,787)  (4,076)  (21,583)  (13,842)
                              --------   ---------  -------  --------  --------
 Net increase (decrease)
  in units from capital
  transactions with
  Contract owners during
  the years or lesser
  period ended December
  31, 2003 and 2002........     76,270      92,118   87,828   (20,719)  (13,116)
                              ========   =========  =======  ========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          Oppenheimer Variable Account Funds (continued)
                            -------------------------------------------------------------------------
                                                             Oppenheimer
                                 Oppenheimer                 Main Street
                                 Main Street                  Small Cap                Oppenheimer
                                  Fund/VA --                 Fund/VA --            Multiple Strategies
                                Service Shares             Service Shares                Fund/VA
                            ---------------------  ------------------------------  ------------------
                                  Year ended                       Period from         Year ended
                                 December 31,       Year ended  September 13, 2002    December 31,
                            ---------------------  December 31,  to December 31,   ------------------
                               2003        2002        2003            2002          2003      2002
                            ----------  ---------  ------------ ------------------ --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)............... $  (36,665)   (23,424)     (6,610)           (3)         14,604    18,889
 Net realized gain
   (loss) on investments...     (2,505)   (16,143)     15,211            --         (27,561)  (27,674)
 Unrealized appreciation
   (depreciation) on
   investments.............  1,064,914   (378,953)    164,450           (26)        191,276  (131,304)
 Capital gain
   distributions...........         --         --          --            --              --    13,535
                            ----------  ---------   ---------         -----        --------  --------
    Increase (decrease)
     in net assets from
     operations............  1,025,744   (418,520)    173,051           (29)        178,319  (126,554)
                            ----------  ---------   ---------         -----        --------  --------
From capital
 transactions:
 Net premiums..............  1,549,153  2,336,042     796,161         1,508             504    17,832
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits..........    (48,040)   (37,719)         --            --          (1,135)  (15,993)
   Surrenders..............   (185,322)   (37,264)     (4,228)           --         (31,344)  (48,246)
   Cost of insurance and
    administrative
    expenses (note 4a).....       (784)      (166)         --            --            (600)     (552)
   Transfers (to) from
    the Guarantee Account..    467,657    577,162     170,413            29         (41,632)  165,724
   Transfers (to) from
    other subaccounts......   (163,510)   638,798      98,076            --        (147,907)   (5,592)
                            ----------  ---------   ---------         -----        --------  --------
    Increase (decrease)
     in net assets from
     capital
     transactions (note
     5)....................  1,619,154  3,476,853   1,060,422         1,537        (222,114)  113,173
                            ----------  ---------   ---------         -----        --------  --------
Increase (decrease) in
 net assets................  2,644,898  3,058,333   1,233,473         1,508         (43,795)  (13,381)
                            ----------  ---------   ---------         -----        --------  --------
Net assets at beginning
 of year...................  3,192,016    133,683       1,508            --         908,221   921,602
                            ----------  ---------   ---------         -----        --------  --------
Net assets at end of year.. $5,836,914  3,192,016   1,234,981         1,508         864,426   908,221
                            ==========  =========   =========         =====        ========  ========
Changes in units (note
 5):
 Units purchased...........    242,329    411,537      92,498           160              46    14,935
 Units redeemed............    (47,667)    (8,773)       (368)           --         (20,275)   (5,741)
                            ----------  ---------   ---------         -----        --------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   Contract owners
   during the years or
   lesser period ended
   December 31, 2003 and
   2002....................    194,662    402,764      92,130           160         (20,229)    9,194
                            ==========  =========   =========         =====        ========  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                     PIMCO Variable
                                               PBHG Insurance Series Fund, Inc.      Insurance Trust
                                           ---------------------------------------  ----------------
                                                                       PBHG           Foreign Bond
                                                   PBHG              Large Cap        Portfolio --
                                                Growth II             Growth         Administrative
                                                Portfolio            Portfolio        Class Shares
                                           -------------------  ------------------  ----------------
                                                Year ended          Year ended         Year ended
                                               December 31,        December 31,       December 31,
                                           -------------------  ------------------  ----------------
                                              2003      2002      2003      2002      2003     2002
                                           ---------  --------  --------  --------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (4,665)   (6,521)   (8,911)  (11,022)   1,610    1,302
 Net realized gain (loss) on investments..  (165,631) (157,603) (107,897)  (90,868)     414       82
 Unrealized appreciation (depreciation)
   on investments.........................   240,780   (19,833)  278,180  (182,717)  (1,537)   3,710
 Capital gain distributions...............        --        --        --        --       --      641
                                           ---------  --------  --------  --------  -------  -------
    Increase (decrease) in net assets
     from operations......................    70,484  (183,957)  161,372  (284,607)     487    5,735
                                           ---------  --------  --------  --------  -------  -------
From capital transactions:
 Net premiums.............................       562     3,515        --    27,964      570  125,394
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................        --        --        --        --       --       --
   Surrenders.............................   (45,958)  (29,519)  (27,350)  (23,921)  (3,880)  (1,212)
   Cost of insurance and administrative
    expenses (note 4a)....................      (727)     (584)     (614)     (525)     (28)     (13)
   Transfers (to) from the Guarantee
    Account...............................   (14,423)  (11,007)   (1,422)  (39,041)   4,997    9,143
   Transfers (to) from other subaccounts..   (13,715)  (39,755)  (31,958)  (41,224)   4,966   12,685
                                           ---------  --------  --------  --------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (74,261)  (77,350)  (61,344)  (76,747)   6,625  145,997
                                           ---------  --------  --------  --------  -------  -------
Increase (decrease) in net assets.........    (3,777) (261,307)  100,028  (361,354)   7,112  151,732
                                           ---------  --------  --------  --------  -------  -------
Net assets at beginning of year...........   342,395   603,702   613,479   974,833  170,497   18,765
                                           ---------  --------  --------  --------  -------  -------
Net assets at end of year................. $ 338,618   342,395   713,507   613,479  177,609  170,497
                                           =========  ========  ========  ========  =======  =======
Changes in units (note 5):
 Units purchased..........................        79       495        --     2,913      957   14,179
 Units redeemed...........................   (10,567)  (11,410)   (7,478)  (10,850)    (369)    (118)
                                           ---------  --------  --------  --------  -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................   (10,488)  (10,915)   (7,478)   (7,937)     588   14,061
                                           =========  ========  ========  ========  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                      PIMCO Variable Insurance Trust (continued)
                                           ----------------------------------------------------------------
                                                                      Long-Term
                                                High Yield         U.S. Government         Total Return
                                               Portfolio --         Portfolio --           Portfolio --
                                              Administrative       Administrative         Administrative
                                               Class Shares         Class Shares           Class Shares
                                           -------------------  --------------------  ---------------------
                                                Year ended           Year ended             Year ended
                                               December 31,         December 31,           December 31,
                                           -------------------  --------------------  ---------------------
                                              2003       2002      2003       2002       2003        2002
                                           ----------  -------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $   79,654   29,794    120,034     40,131     158,382     88,808
 Net realized gain (loss) on investments..     22,361   (5,145)   (11,831)    37,069      42,139      6,954
 Unrealized appreciation (depreciation)
   on investments.........................    147,059   (2,657)   (43,310)    22,432      34,463    155,010
 Capital gain distributions...............         --       --     31,860    179,179      47,001     89,326
                                           ----------  -------  ---------  ---------  ----------  ---------
    Increase (decrease) in net assets
     from operations......................    249,074   21,992     96,753    278,811     281,985    340,098
                                           ----------  -------  ---------  ---------  ----------  ---------
From capital transactions:
 Net premiums.............................    986,786  629,113    838,141  2,813,285   2,756,062  5,781,708
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................    (74,240)  (7,069)  (189,250)   (55,892)   (129,468)   (80,226)
   Surrenders.............................    (49,373)  (9,423)  (252,576)   (41,375)   (517,838)  (126,775)
   Cost of insurance and administrative
    expenses (note 4a)....................       (228)     (35)      (826)      (135)     (1,291)      (147)
   Transfers (to) from the Guarantee
    Account...............................    269,625  178,547    269,546    470,113     813,684    931,653
   Transfers (to) from other subaccounts..     47,172   28,283     40,436    765,441     780,606    551,357
                                           ----------  -------  ---------  ---------  ----------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  1,179,742  819,416    705,471  3,951,437   3,701,755  7,057,570
                                           ----------  -------  ---------  ---------  ----------  ---------
Increase (decrease) in net assets.........  1,428,816  841,408    802,224  4,230,248   3,983,740  7,397,668
                                           ----------  -------  ---------  ---------  ----------  ---------
Net assets at beginning of year...........    898,723   57,315  4,468,676    238,428   7,628,177    230,509
                                           ----------  -------  ---------  ---------  ----------  ---------
Net assets at end of year................. $2,327,539  898,723  5,270,900  4,468,676  11,611,917  7,628,177
                                           ==========  =======  =========  =========  ==========  =========
Changes in units (note 5):
 Units purchased..........................    116,427   88,358     94,939    358,257     387,579    690,450
 Units redeemed...........................    (11,115)  (1,733)   (37,038)    (8,598)    (57,572)   (19,579)
                                           ----------  -------  ---------  ---------  ----------  ---------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    105,312   86,625     57,901    349,659     330,007    670,871
                                           ==========  =======  =========  =========  ==========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                The Prudential        Rydex Variable
                                               Series Fund, Inc.           Trust
                                           ------------------------  ----------------
                                             Jennison
                                           20/20 Focus    Jennison
                                           Portfolio -- Portfolio --
                                             Class II     Class II       OTC Fund
                                           ------------ ------------ ----------------
                                           Period from  Period from
                                           May 1, 2003  May 1, 2003     Year ended
                                                to           to        December 31,
                                           December 31, December 31, ----------------
                                               2003         2003       2003     2002
                                           ------------ ------------ -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     $--           (373)    (4,677)  (1,892)
 Net realized gain (loss) on investments..      --            193      3,332   (1,236)
 Unrealized appreciation (depreciation)
   on investments.........................      --          5,733    107,560  (49,438)
 Capital gain distributions...............      --             --         --       --
                                               ---         ------    -------  -------
    Increase (decrease) in net assets
     from operations......................      --          5,553    106,215  (52,566)
                                               ---         ------    -------  -------
From capital transactions:
 Net premiums.............................      --         58,662     75,789  132,173
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................      --             --         --       --
   Surrenders.............................      --           (195)   (21,659)    (673)
   Cost of insurance and administrative
    expenses (note 4a)....................      --             --        (67)     (15)
   Transfers (to) from the Guarantee
    Account...............................      --             78     29,291  117,065
   Transfers (to) from other subaccounts..      --             --     26,743    7,535
                                               ---         ------    -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...      --         58,545    110,097  256,085
                                               ---         ------    -------  -------
Increase (decrease) in net assets.........      --         64,098    216,312  203,519
Net assets at beginning of year...........      --             --    206,167    2,648
                                               ---         ------    -------  -------
Net assets at end of year.................     $--         64,098    422,479  206,167
                                               ===         ======    =======  =======
Changes in units (note 5):
 Units purchased..........................      --          5,308     17,719   36,955
 Units redeemed...........................      --            (18)    (2,927)     (98)
                                               ---         ------    -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      --          5,290     14,792   36,857
                                               ===         ======    =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Salomon Brothers Variable Series Fund Inc
                                           -----------------------------------------------------------------
                                                                               Salomon           Salomon
                                                             Salomon          Brothers          Brothers
                                             Salomon        Brothers          Variable          Variable
                                             Brothers       Variable          Strategic           Total
                                           Variable All     Investors           Bond             Return
                                           Cap Fund --       Fund --           Fund --           Fund --
                                             Class II        Class I           Class I           Class I
                                           ------------ ----------------  ----------------  ----------------
                                           Period from
                                           May 1, 2003     Year ended        Year ended        Year ended
                                                to        December 31,      December 31,      December 31,
                                           December 31, ----------------  ----------------  ----------------
                                               2003       2003     2002     2003     2002     2003     2002
                                           ------------ -------  -------  -------  -------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   $   (89)       116     (841)  14,606    9,466      173      557
 Net realized gain (loss) on investments..        14     (9,821) (11,829)  17,870      931   (1,838)    (303)
 Unrealized appreciation (depreciation)
   on investments.........................     2,210     59,067  (53,202)  (4,148)   5,283   15,893   (9,335)
 Capital gain distributions...............        --         --       --    7,992       --    1,404       --
                                             -------    -------  -------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from operations......................     2,135     49,362  (65,872)  36,320   15,680   15,632   (9,081)
                                             -------    -------  -------  -------  -------  -------  -------
From capital transactions:
 Net premiums.............................    19,338         --       --       --       --       --    4,770
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York
   Death benefits.........................        --         --       --       --   (1,567)      --       --
   Surrenders.............................        --    (20,517) (33,507) (95,439) (15,246) (12,337)  (3,611)
   Cost of insurance and administrative
    expenses (note 4a)....................        --       (164)    (176)    (280)    (218)    (104)     (78)
   Transfers (to) from the Guarantee
    Account...............................    16,875    (19,578)  17,827   29,876  (25,092) (30,282)   4,983
   Transfers (to) from other subaccounts..        --     12,083   16,018  123,906  138,659    8,688   41,081
                                             -------    -------  -------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    36,213    (28,176)     162   58,063   96,536  (34,035)  47,145
                                             -------    -------  -------  -------  -------  -------  -------
Increase (decrease) in net assets.........    38,348     21,186  (65,710)  94,383  112,216  (18,403)  38,064
                                             -------    -------  -------  -------  -------  -------  -------
Net assets at beginning of year...........        --    183,426  249,136  269,585  157,369  139,712  101,648
                                             -------    -------  -------  -------  -------  -------  -------
Net assets at end of year.................   $38,348    204,612  183,426  363,968  269,585  121,309  139,712
                                             =======    =======  =======  =======  =======  =======  =======
Changes in units (note 5):
 Units purchased..........................     2,967      1,322    3,488   12,478   12,082      880    5,127
 Units redeemed...........................        --     (4,426)  (4,149)  (7,757)  (3,674)  (4,325)    (372)
                                             -------    -------  -------  -------  -------  -------  -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................     2,967     (3,104)    (661)   4,721    8,408   (3,445)   4,755
                                             =======    =======  =======  =======  =======  =======  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                    Scudder Variable Series II
                                           -------------------------------------------
                                              Scudder       SVS Dreman     SVS Dreman
                                             Technology    High Return     Small Cap
                                               Growth         Equity         Value
                                            Portfolio --   Portfolio --   Portfolio --
                                           Class B Shares Class B Shares Class B Shares
                                           -------------- -------------- --------------
                                            Period from    Period from    Period from
                                            May 1, 2003    May 1, 2003    May 1, 2003
                                                 to             to             to
                                            December 31,   December 31,   December 31,
                                                2003           2003           2003
                                           -------------- -------------- --------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    $  (314)           (29)          (230)
 Net realized gain (loss) on investments..      5,699          4,111           (213)
 Unrealized appreciation (depreciation)
   on investments.........................      2,697         43,522          7,012
 Capital gain distributions...............         --             --             --
                                              -------        -------         ------
    Increase (decrease) in net assets
     from operations......................      8,082         47,604          6,569
                                              -------        -------         ------
From capital transactions:
 Net premiums.............................     42,155        208,109         43,392
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York....................
   Death benefits.........................         --             --             --
   Surrenders.............................         --           (926)            --
   Cost of insurance and administrative
    expenses (note 4a)....................         --             --             --
   Transfers (to) from the Guarantee
    Account...............................      6,046         21,741          1,427
   Transfers (to) from other subaccounts..     (1,074)          (219)          (218)
                                              -------        -------         ------
    Increase (decrease) in net assets
     from capital transactions (note 5)...     47,127        228,705         44,601
                                              -------        -------         ------
Increase (decrease) in net assets.........     55,209        276,309         51,170
Net assets at beginning of year...........         --             --             --
                                              -------        -------         ------
Net assets at end of year.................    $55,209        276,309         51,170
                                              =======        =======         ======
Changes in units (note 5):
 Units purchased..........................      3,776         22,316          3,836
 Units redeemed...........................        (85)          (112)           (19)
                                              -------        -------         ------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................      3,691         22,204          3,817
                                              =======        =======         ======

                                                    Van Kampen Life Investment Trust
                                           --------------------------------------------------


                                                   Comstock               Emerging Growth
                                                 Portfolio --              Portfolio --
                                                Class II Shares           Class II Shares
                                           ------------------------  ------------------------
                                                        Period from               Period from
                                                        May 1, 2002               May 1, 2002
                                            Year ended       to       Year ended       to
                                           December 31, December 31, December 31, December 31,
                                               2003         2002         2003         2002
                                           ------------ ------------ ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (2,418)         (46)        (500)         (57)
 Net realized gain (loss) on investments..     6,161            1        1,392        1,052
 Unrealized appreciation (depreciation)
   on investments.........................    53,297           90        5,922           --
 Capital gain distributions...............        --           --           --           --
                                             -------       ------       ------      -------
    Increase (decrease) in net assets
     from operations......................    57,040           45        6,814          995
                                             -------       ------       ------      -------
From capital transactions:
 Net premiums.............................   376,479           --       38,784       20,522
 Transfers (to) from the general
   account of GE Capital Life Assurance
   Company of New York....................
   Death benefits.........................   (21,105)          --           --           --
   Surrenders.............................    (2,006)          --         (401)          --
   Cost of insurance and administrative
    expenses (note 4a)....................        (4)          --           --           --
   Transfers (to) from the Guarantee
    Account...............................    41,868            3       27,414       (1,174)
   Transfers (to) from other subaccounts..    24,900       20,343        9,830      (20,343)
                                             -------       ------       ------      -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   420,132       20,346       75,627         (995)
                                             -------       ------       ------      -------
Increase (decrease) in net assets.........   477,172       20,391       82,441           --
Net assets at beginning of year...........    20,391           --           --           --
                                             -------       ------       ------      -------
Net assets at end of year.................   497,563       20,391       82,441           --
                                             =======       ======       ======      =======
Changes in units (note 5):
 Units purchased..........................    48,043        2,539        9,702        2,830
 Units redeemed...........................    (2,510)          --          (51)      (2,830)
                                             -------       ------       ------      -------
 Net increase (decrease) in units from
   capital transactions with Contract
   owners during the years or lesser
   period ended December 31, 2003 and
   2002...................................    45,533        2,539        9,651           --
                                             =======       ======       ======      =======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2003


(1)Description of Entity

   GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) under the laws of the State of New York. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used to fund certain benefits for flexible premium variable deferred annuity contracts issued by GE Capital Life.

   GE Capital Life is a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. In February 1990, GE Capital Life was transferred to a wholly-owned subsidiary of Great Northern Insured Annuity Corporation from GNA Life Insurance Company. In October 1993, GE Capital Life was the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New York and as a result became partially-owned by United Pacific Life Insurance Company (UPL). UPL later changed its name to General Electric Capital Assurance Company (GECA). On February 1, 1996, First GNA Life Insurance Company of New York changed its name to GE Capital Life. In January 1999, GE Capital Life became a wholly-owned subsidiary of GECA when Great Northern Insured Annuity Corporation merged with and into GECA.

   GECA is indirectly-owned by GE Financial Assurance Holdings, Inc., which in turn is directly-owned by GE Insurance, Inc., (GEI). GEI is a direct, wholly-owned subsidiary of GE Capital Corporation (GECC), which in turn is wholly-owned, directly or indirectly, by General Electric Company (GE).

   On November 18, 2003, GE announced its intention to pursue an initial public offering (IPO) of a new company named Genworth Financial, Inc. (Genworth Financial). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance businesses currently operating within GE Financial Assurance Holdings, Inc., including GE Capital Life, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

   Effective May 1, 2003, the following Portfolios were added to the Account:

AIM Variable Insurance Funds                            Nations Separate Account Trust
   AIM V.I. Basic Value Fund -- Series II Shares           Nations Marsico Growth Portfolio
AllianceBernstein Variable Products Series Fund, Inc.      Nations Marsico International Opportunities Portfolio
   Technology Portfolio -- Class B                      Oppenheimer Variable Account Funds
Eaton Vance Variable Trust                                 Oppenheimer Aggressive Growth Fund/VA --
   VT Floating-Rate Income Fund                              Service Shares
   VT Worldwide Health Sciences Fund                       Oppenheimer Capital Appreciation Fund/VA --
Federated Insurance Series                                   Service Shares
   Federated Kaufmann Fund II -- Service Shares            Oppenheimer Main Street Small Cap Fund/VA --
Fidelity Variable Insurance Products Fund III (VIP III)      Service Shares
   VIP III Dynamic Capital Appreciation Portfolio --    Salomon Brothers Variable Series Fund Inc
     Service Class 2                                       Salomon Brothers Variable All Cap Fund -- Class II
GE Investments Funds, Inc.                              The Prudential Series Fund, Inc.
   Real Estate Securities Fund                             Jennison 20/20 Focus Portfolio -- Class II
   Total Return Fund                                       Jennison Portfolio -- Class II
Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth
     Fund -- Class II

All designated portfolios described above are series type mutual funds.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


   Effective November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and Federated International Small Company Fund II were liquidated pursuant to a decision made by each respective portfolio's Board of Trustees.

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund -- Class I.

   During 2002, AIM Variable Insurance Funds changed the name of its AIM V.I. Value Fund Series I Shares to AIM V. I. Premier Equity Fund Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio Administrative Class Shares to High Yield Portfolio Administrative Class Shares, its Long-Term U. S. Government Bond Portfolio Administrative Class Shares to Long-Term U. S. Government Portfolio Administrative Class Shares, and its Total Return Bond Portfolio Administrative Class Shares to Total Return Portfolio Administrative Class Shares.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (b) Unit Class

   There are six unit classes included in the Account. Type I units are sold under contract Form NY1066. Type II and Type III units are sold under contract form NY1155. Type IV and Type V units are also sold under contract form NY1155 and include an Enhanced Payment Rider contract form NY5136. Type VI units are sold under contract form number NY1157. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure. As of December 31, 2003, there were no outstanding units for type VI.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Capital Life. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Capital Life is taxed as a life insurance company under the Code.

  (d)  Use of Estimates

   Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2003 were:

                                                                                Cost of    Proceeds
                                                                                 Shares      from
                                Fund/Portfolio                                  Acquired  Shares Sold
                                --------------                                 ---------- -----------
AIM Variable Insurance Funds, Inc.
 AIM V.I. Aggressive Growth Fund -- Series I Shares........................... $   67,165 $   25,361
 AIM V.I. Basic Value Fund -- Series II Shares................................    374,103     44,111
 AIM V.I. Blue Chip Fund -- Series I Shares...................................     53,874        217
 AIM V.I. Capital Appreciation Fund -- Series I Shares........................    163,733     36,202
 AIM V.I. Growth Fund -- Series I Shares......................................    442,663    288,666
 AIM V.I. Premier Equity Fund -- Series I Shares..............................    389,757    350,541
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares............................     49,651     80,770
 Alger American Small Capitalization Portfolio -- Class O Shares..............    164,915    225,715
AllianceBernstein Variable Products Series Fund, Inc.
 Growth and Income Portfolio -- Class B.......................................  2,565,267    855,097
 Premier Growth Portfolio -- Class B..........................................  1,570,868    970,673
 Quasar Portfolio -- Class B..................................................     17,992      8,108
 Technology Portfolio -- Class B..............................................    305,434    122,914
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I...........................................    118,727     24,533
 VP International Fund -- Class I.............................................     21,798        367
 VP Ultra Fund -- Class I.....................................................     17,513         67
 VP Value Fund -- Class I.....................................................    716,341     29,243
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares....     27,138        207
 Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares     95,248    255,800
 Dreyfus Variable Investment Fund -- Money Market Portfolio...................     14,172      4,055
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.........     55,171      6,816
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.................................................  1,282,512    109,170
 VT Income Fund of Boston.....................................................    187,021     44,005
 VT Worldwide Health Sciences Fund............................................    278,796     11,882
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.........................     23,959     86,412
 Federated Capital Income Fund II.............................................     39,194     19,858
 Federated High Income Bond Fund II -- Primary Shares.........................    201,080    148,352
 Federated High Income Bond Fund II -- Service Shares.........................  1,038,019    405,287
 Federated International Small Company Fund II................................    192,196    262,595
 Federated Kaufmann Fund II -- Service Shares.................................    482,899    104,426
Fidelity Variable Insurance Products Fund (VIP)
 VIP Equity-Income Portfolio -- Initial Class.................................    409,540    468,961
 VIP Equity-Income Portfolio -- Service Class 2...............................  2,913,467  1,271,406
 VIP Growth Portfolio--Initial Class..........................................    156,811    301,178
 VIP Growth Portfolio -- Service Class 2......................................    672,569    167,866
 VIP Overseas Portfolio -- Initial Class......................................    152,699    144,610

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                    Cost of    Proceeds
                                                                     Shares      from
                          Fund/Portfolio                            Acquired  Shares Sold
                          --------------                           ---------- -----------
Fidelity Variable Insurance Products Fund II (VIP II)
 VIP II Asset ManagerSM Portfolio -- Initial Class................ $   34,631 $   95,555
 VIP II Contrafund(R) Portfolio -- Initial Class..................    264,297    656,699
 VIP II Contrafund(R) Portfolio -- Service Class 2................  1,720,753    424,042
Fidelity Variable Insurance Products Fund III (VIP III)
 VIP III Dynamic Capital Appreciation Portfolio -- Service Class 2         --         --
 VIP III Growth & Income Portfolio -- Initial Class...............     99,059    113,755
 VIP III Growth & Income Portfolio -- Service Class 2.............    828,425    222,984
 VIP III Growth Opportunities Portfolio -- Initial Class..........     52,251     73,408
 VIP III Mid Cap Portfolio -- Service Class 2.....................  1,579,343    611,037
Franklin Templeton Variable Insurance Products Trust
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares......     91,215     10,736
 Mutual Shares Securities Fund -- Class 2 Shares..................    130,432        556
 Templeton Foreign Securities Fund -- Class 2 Shares..............    539,942     29,856
 Templeton Global Asset Allocation Fund -- Class 2 Shares.........     39,514     12,933
GE Investments Funds, Inc.
 Global Income Fund...............................................    249,359    350,076
 Income Fund......................................................  1,930,530    962,284
 International Equity Fund........................................     19,422     70,157
 Mid-Cap Value Equity Fund........................................  1,479,636    683,059
 Money Market Fund................................................  7,581,090  9,560,168
 Premier Growth Equity Fund.......................................    568,714    392,213
 Real Estate Securities Fund......................................    953,000    222,961
 S&P 500(R) Index Fund............................................  6,616,608  2,458,414
 Small-Cap Value Equity Fund......................................  1,857,530    696,685
 Total Return Fund................................................    940,608    381,549
 U.S. Equity Fund.................................................    515,578    589,336
 Value Equity Fund................................................    662,293    192,663
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.............................    110,273     56,468
 Goldman Sachs Mid Cap Value Fund.................................    298,316    347,007
Greenwich Street Series Fund
 Salomon Brothers Variable Emerging Growth Fund -- Class II.......     44,315     14,470
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares.......................    360,529    876,466
 Balanced Portfolio -- Service Shares.............................  2,013,024    786,615
 Capital Appreciation Portfolio -- Institutional Shares...........    193,203    513,418
 Capital Appreciation Portfolio -- Service Shares.................    142,761    116,074
 Flexible Income Portfolio -- Institutional Shares................    106,667    117,317
 Global Life Sciences Portfolio -- Service Shares.................     69,728     26,615
 Global Technology Portfolio -- Service Shares....................     30,607     61,640
 Growth Portfolio -- Institutional Shares.........................    202,500    451,157
 Growth Portfolio -- Service Shares...............................    114,474     29,356
 International Growth Portfolio -- Institutional Shares...........    105,180    168,143
 International Growth Portfolio -- Service Shares.................    689,982    366,801
 Mid Cap Growth Portfolio -- Institutional Shares.................    281,439    390,097
 Mid Cap Growth Portfolio -- Service Shares.......................     86,569     57,912

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                     Cost of    Proceeds
                                                                      Shares      from
                          Fund/Portfolio                             Acquired  Shares Sold
                          --------------                            ---------- -----------
 Worldwide Growth Portfolio -- Institutional Shares................ $  167,367 $  428,542
 Worldwide Growth Portfolio -- Service Shares......................    194,437     86,925
J.P. Morgan Series Trust II
 Bond Portfolio....................................................    350,744     24,495
 International Opportunities Portfolio.............................     32,166     11,151
 Mid Cap Value Portfolio...........................................    806,275    101,217
 Small Company Portfolio...........................................     85,838      1,640
 U.S. Large Cap Core Equity Portfolio..............................     52,654      1,354
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares......    636,898    210,227
 MFS(R) Investors Trust Series -- Service Class Shares.............  1,333,033    786,215
 MFS(R) New Discovery Series -- Service Class Shares...............    780,155    320,068
 MFS(R) Strategic Income Series -- Service Class Shares............     97,328      9,275
 MFS(R) Total Return Series -- Service Class Shares................    229,576     39,741
 MFS(R) Utilities Series -- Service Class Shares...................    188,313     61,543
Nations Separate Account Trust
 Nations Marsico Growth Portfolio..................................    939,703    362,050
 Nations Marsico International Opportunities Portfolio.............    885,936    222,993
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA.............................    106,342    121,659
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...........    165,855     76,909
 Oppenheimer Bond Fund/VA..........................................    556,873  1,034,234
 Oppenheimer Capital Appreciation Fund/VA..........................    326,893    235,503
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares........    954,305     60,550
 Oppenheimer Global Securities Fund/VA -- Service Shares...........  1,010,470    233,059
 Oppenheimer High Income Fund/VA...................................    294,260    454,598
 Oppenheimer Main Street Fund/VA -- Service Shares.................  2,798,336  1,226,193
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares.......  1,190,215    136,677
 Oppenheimer Multiple Strategies Fund/VA...........................     56,995    264,687
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio..........................................     17,519     96,569
 PBHG Large Cap Growth Portfolio...................................     51,528    121,920
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative Class Shares.............     22,157     14,315
 High Yield Portfolio -- Administrative Class Shares...............  1,731,367    477,632
 Long-Term U.S. Government Portfolio -- Administrative Class Shares  2,765,236  1,812,507
 Total Return Portfolio -- Administrative Class Shares.............  6,077,968  2,150,001
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II........................         --         --
 Jennison Portfolio -- Class II....................................     70,988     12,814
Rydex Variable Trust
 OTC Fund..........................................................    161,227     55,859
Salomon Brothers Variable Series Fund Inc
 Salomon Brothers Variable All Cap Fund -- Class II................     35,789         99
 Salomon Brothers Variable Investors Fund -- Class I...............     32,578     44,458
 Salomon Brothers Variable Strategic Bond Fund -- Class I..........    373,216    292,585
 Salomon Brothers Variable Total Return Fund -- Class I............     25,227     57,704

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                           Cost of   Proceeds
                                                            Shares     from
                      Fund/Portfolio                       Acquired Shares Sold
                      --------------                       -------- -----------
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B Shares.... $ 73,234  $ 26,446
 SVS Dreman High Return Equity Portfolio -- Class B Shares  263,433    34,745
 SVS Dreman Small Cap Value Portfolio -- Class B Shares...   51,553     7,179
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares....................  533,016   118,179
 Emerging Growth Portfolio -- Class II Shares.............  122,538    47,481

(4)Related Party Transactions

  (a) GE Capital Life

   The purchase payments transferred from GE Capital Life to the Account represent purchase payments recorded by GE Capital Life on its flexible variable deferred annuity contracts less deductions for any applicable premium taxes.

   Contract owners (if permitted under the terms of their contract) may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Capital Life assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Benefit Rider are assessed through the daily unit value calculation. The Death Benefit Rider Option is a percentage charge of the contract value and is taken in arrears on each contract anniversary and at the time the contract is surrendered. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. These fees are now discussed by unit type.

                                                                                                                      Enhanced
                                                                        Administrative Mortality and                  Payment
                                                                           Expense     Expense Risk                  Rider as a
                                                                         Charges as a  Charges as a                  percentage
                                                                        percentage of  percentage of                of the daily
     Contract                                                           the daily net  the daily net                 net assets
Unit   Form                                        Annual Contract      assets of the  assets of the Optional Death    of the
Type  Number         Surrender Charges            Maintenance Charge       Account        Account    Benefit Rider    Account
---- -------- -------------------------------- ------------------------ -------------- ------------- -------------- ------------
I    NY1066   6% or less within seven years of $25 if contract value is     0.15%          1.25%         0.25%          N/A
              any purchase payment             $75,000 or less

II   NY1155   6% or less within seven years of $30 if contract value is     0.15%          1.30%          N/A           N/A
              any purchase payment             $40,000 or less

III  NY1155   6% or less within seven years of $30 if contract value is     0.15%          1.50%          N/A           N/A
              any purchase payment             $40,000 or less

IV   NY1155   8% or less within nine years of  $30 if contract value is     0.15%          1.30%          N/A          0.15%
              any purchase payment             $40,000 or less

V    NY1155   8% or less within nine years of  $30 if contract value        0.15%          1.50%          N/A          0.15%
              any purchase payment             $40,000 or less

VI   NY1157   6% or less within four years of  None                         0.15%          1.55%         0.20%          N/A
              any purchase

N/A -- not applicable

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Capital Life attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Capital Life.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as principal underwriter for variable annuities issued by GE Life. GE Capital Life pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Capital Life are also officers and directors of CBC.

  (e) GE Investments Funds, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund,. 50% Income Fund, 1.00% maximum for the International Equity Fund, .65% Mid-Cap Value Equity Fund, .50% maximum for the Money Market Fund, .65% Premier Growth Equity Fund, .85% maximum for the Real Estate Securities Fund, .35% for the S&P 500(R) Index Fund, .80% for the Small-Cap Value Equity Fund, .50% maximum Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds: International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

  (f) Bonus Credit

   For Type IV and V unit contracts, transfers from the general account include approximately $9.9 million of payments by GE Capital Life in the form of bonus credits for the period ended December 31, 2003.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2003 and 2002 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003


   Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                     Net Assets     Expenses as a Investment
                                                  ----------------- % of Average    Income    Total
Type I:                                    Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                   ------- ---------- ------ ------------- ---------- ------
The Alger American Fund:
  Alger American Growth Portfolio --
   Class O Shares
   2003..................................  91,917   $ 9.39   $  863     1.40%        0.00%    33.27%
   2002..................................  94,583     7.05      667     1.40%        0.04%   (33.93)%
   2001.................................. 116,401    10.67    1,242     1.40%        0.24%   (13.06)%
  Alger American Small Capitalization
   Portfolio -- Class O Shares
   2003.................................. 102,876     7.45      766     1.40%        0.00%    40.36%
   2002.................................. 112,540     5.30      596     1.40%        0.00%   (27.26)%
   2001.................................. 120,238     7.29      877     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products
  Series Fund, Inc:
  Growth and Income Portfolio -- Class B
   2003..................................   6,469    12.30       80     1.40%        0.66%    23.04%
Federated Insurance Series:
  Federated American Leaders Fund II --
   Primary Shares
   2003..................................  64,306    10.39      668     1.40%        1.56%    25.91%
   2002..................................  71,618     8.25      591     1.40%        1.22%   (21.33)%
   2001..................................  86,104    10.49      903     1.40%        1.31%    (4.06)%
  Federated Capital Income Fund II
   2003..................................  59,546     7.47      445     1.40%        6.45%    18.99%
   2002..................................  59,594     6.28      374     1.40%        5.49%   (25.01)%
   2001..................................  66,291     8.37      555     1.40%        3.19%   (14.93)%
  Federated High Income Bond Fund II --
   Primary Shares
   2003..................................  42,992    10.54      453     1.40%        7.69%    20.51%
   2002..................................  39,512     8.75      346     1.40%        9.72%    (0.03)%
   2001..................................  35,628     8.75      312     1.40%        9.99%    (0.04)%
Fidelity Variable Insurance Products
  Fund (VIP):
  VIP Equity-Income Portfolio --
   Initial Class
   2003.................................. 197,885    11.17    2,210     1.40%        1.82%    28.51%
   2002.................................. 205,624     8.69    1,787     1.40%        1.72%   (18.11)%
   2001.................................. 205,859    10.61    2,184     1.40%        1.20%    (6.29)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type I:                                   Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                  ------- ---------- ------ ------------- ---------- ------
  VIP Growth Portfolio -- Initial Class
   2003................................. 167,788   $ 9.73   $1,633     1.40%        0.28%    30.99%
   2002................................. 184,088     7.43    1,368     1.40%        0.26%   (31.08)%
   2001................................. 220,112    10.78    2,373     1.40%        0.07%   (18.81)%
  VIP Overseas Portfolio -- Initial
   Class
   2003.................................  80,335     9.26      744     1.40%        0.82%    41.37%
   2002.................................  79,406     6.55      520     1.40%        0.78%   (21.40)%
   2001.................................  76,209     8.34      636     1.40%        4.17%   (22.28)%
Fidelity Variable Insurance Products
  Fund II (VIP II):
  VIP II Asset Manager/SM/ Portfolio --
   Initial Class
   2003.................................  29,599    10.68      316     1.40%        3.81%    16.33%
   2002.................................  36,459     9.18      335     1.40%        3.89%   (10.00)%
   2001.................................  38,600    10.20      394     1.40%        3.28%    (5.44)%
  VIP II Contrafund(R) Portfolio --
   Initial Class
   2003................................. 230,813    11.94    2,756     1.40%        0.49%    26.67%
   2002................................. 266,682     9.43    2,515     1.40%        0.86%   (10.62)%
   2001................................. 292,608    10.55    3,087     1.40%        0.77%   (13.48)%
Fidelity Variable Insurance Products
  Fund III (VIP III):
  VIP III Growth & Income Portfolio --
   Initial Class
   2003................................. 116,496    10.04    1,169     1.40%        1.18%    22.05%
   2002................................. 118,325     8.22      973     1.40%        1.42%   (17.78)%
   2001................................. 129,686    10.00    1,297     1.40%        1.06%   (10.03)%
  VIP III Growth Opportunities
   Portfolio -- Initial Class
   2003.................................  91,860     7.68      705     1.40%        0.78%    28.06%
   2002.................................  94,861     5.99      568     1.40%        1.07%   (22.94)%
   2001................................. 107,227     7.78      834     1.40%        0.34%   (15.63)%
  VIP III Mid Cap Portfolio -- Service
   Class 2
   2003.................................   1,256    13.94       18     1.40%        0.21%    39.35%
GE Investments Funds, Inc:
  Global Income Fund
   2003.................................  17,934    11.83      212     1.40%        2.17%    10.13%
   2002.................................  26,915    10.74      289     1.40%        0.72%    15.00%
   2001.................................  18,108     9.34      169     1.40%        0.00%    (3.06)%
  Income Fund
   2003.................................  96,450    12.82    1,237     1.40%        6.61%     2.15%
   2002................................. 139,847    12.55    1,755     1.40%        3.28%     8.35%
   2001................................. 107,991    11.58    1,251     1.40%        7.77%     5.92%
  International Equity Fund
   2003.................................  26,855     8.38      225     1.40%        0.86%    35.98%
   2002.................................  33,523     6.16      207     1.40%        1.00%   (24.90)%
   2001.................................  32,993     8.21      271     1.40%        1.08%   (21.97)%
  Mid-Cap Value Equity Fund
   2003.................................  95,662    13.21    1,263     1.40%        1.57%    31.08%
   2002.................................  82,630    10.07      832     1.40%        1.07%   (14.97)%
   2001.................................  72,587    11.85      860     1.40%        1.14%    (1.09)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type I:                                   Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                  ------- ---------- ------ ------------- ---------- ------
  Money Market Fund
   2003................................. 214,660   $11.23   $2,410     1.40%        0.79%    (0.63)%
   2002................................. 441,788    11.30    4,992     1.40%        1.43%     0.06%
   2001................................. 551,692    11.29    6,229     1.40%        3.91%     2.51%
  Premier Growth Equity Fund
   2003................................. 201,303     8.67    1,745     1.40%        0.19%    27.11%
   2002................................. 228,482     6.82    1,558     1.40%        0.05%   (22.12)%
   2001................................. 217,761     8.76    1,908     1.40%        0.14%   (10.42)%
  Real Estate Securities Fund
   2003.................................  34,654    16.79      582     1.40%        9.97%    35.46%
   2002.................................  21,508    12.40      267     1.40%        3.47%    (2.73)%
   2001.................................  18,334    12.74      234     1.40%        5.14%    10.27%
  S&P 500(R) Index Fund
   2003................................. 753,975     9.53    7,182     1.40%        1.60%    26.48%
   2002................................. 793,100     7.53    5,972     1.40%        1.64%   (23.45)%
   2001................................. 867,363     9.84    8,535     1.40%        1.33%   (13.50)%
  Small-Cap Value Equity Fund
   2003.................................  18,848    12.83      242     1.40%        0.08%    28.33%
  Total Return Fund
   2003.................................  68,314    12.18      832     1.40%        1.76%    18.63%
   2002.................................  77,826    10.26      798     1.40%        2.10%   (10.58)%
   2001.................................  86,294    11.48      991     1.40%        4.13%    (4.26)%
  U.S. Equity Fund
   2003................................. 239,781    10.74    2,574     1.40%        0.93%    21.55%
   2002................................. 262,389     8.83    2,317     1.40%        0.88%   (20.39)%
   2001................................. 290,715    11.09    3,224     1.40%        1.09%    (9.76)%
Goldman Sachs Variable Insurance Trust :
  Goldman Sachs Growth and Income Fund
   2003.................................  50,734     8.93      453     1.40%        1.45%    22.62%
   2002.................................  43,415     7.28      316     1.40%        1.41%   (12.58)%
   2001.................................  49,039     8.33      408     1.40%        0.53%   (10.61)%
  Goldman Sachs Mid Cap Value Fund
   2003................................. 106,801    15.96    1,705     1.40%        0.91%    26.60%
   2002................................. 111,631    12.61    1,408     1.40%        0.94%    (6.03)%
   2001................................. 110,847    13.42    1,488     1.40%        1.14%    10.48%
Janus Aspen Series:
  Balanced Portfolio -- Institutional
   Shares
   2003................................. 390,966    13.14    5,138     1.40%        2.19%    12.46%
   2002................................. 436,123    11.69    5,098     1.40%        2.41%    (7.75)%
   2001................................. 463,443    12.67    5,872     1.40%        1.39%    (6.01)%
  Capital Appreciation Portfolio --
   Institutional Shares
   2003................................. 298,587    11.63    3,472     1.40%        0.48%    18.85%
   2002................................. 326,788     9.78    3,196     1.40%        0.56%   (16.85)%
   2001................................. 395,372    11.77    4,654     1.40%        0.43%   (22.78)%
  Flexible Income Portfolio --
   Institutional Shares
   2003.................................  32,282    13.03      421     1.40%        4.80%     4.91%
   2002.................................  34,323    12.42      426     1.40%        5.07%     8.93%
   2001.................................  19,390    11.41      221     1.40%        3.55%     6.22%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type I:                                   Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                  ------- ---------- ------ ------------- ---------- ------
  Growth Portfolio -- Institutional
   Shares
   2003................................. 239,349   $ 9.33   $2,232     1.40%        0.09%    29.89%
   2002................................. 267,105     7.18    1,918     1.40%        0.00%   (27.54)%
   2001................................. 320,393     9.91    3,175     1.40%        0.02%   (25.79)%
  International Growth Portfolio --
   Institutional Shares
   2003................................. 130,958    10.23    1,340     1.40%        1.23%    33.03%
   2002................................. 138,128     7.69    1,062     1.40%        0.85%   (26.63)%
   2001................................. 157,443    10.49    1,652     1.40%        0.32%   (24.32)%
  Mid Cap Growth Portfolio --
   Institutional Shares
   2003................................. 312,231     9.74    3,041     1.40%        0.00%    33.22%
   2002................................. 322,388     7.31    2,357     1.40%        0.00%   (28.94)%
   2001................................. 362,970    10.29    3,735     1.40%        0.00%   (40.30)%
  Worldwide Growth Portfolio --
   Institutional Shares
   2003................................. 224,455     9.18    2,061     1.40%        1.09%    22.26%
   2002................................. 258,634     7.51    1,942     1.40%        0.86%   (26.54)%
   2001................................. 307,051    10.22    3,138     1.40%        0.25%   (23.53)%
MFS(R) Variable Insurance Trust:
  MFS(R) New Discovery Series --
   Service Class Shares
   2003.................................   5,168    12.74       66     1.40%        0.00%    27.40%
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
   2003.................................  95,143     9.32      887     1.40%        0.00%    23.84%
   2002.................................  95,648     7.53      720     1.40%        0.70%   (28.80)%
   2001................................. 105,970    10.58    1,121     1.40%        0.97%   (32.24)%
  Oppenheimer Bond Fund/VA
   2003................................. 166,154    12.47    2,071     1.40%        6.06%     5.29%
   2002................................. 214,302    11.84    2,537     1.40%        6.86%     7.55%
   2001................................. 174,178    11.01    1,918     1.40%        6.41%     6.27%
  Oppenheimer Capital Appreciation
   Fund/VA
   2003................................. 126,014    11.54    1,455     1.40%        0.36%    29.11%
   2002................................. 116,440     8.94    1,041     1.40%        0.65%   (27.88)%
   2001................................. 144,983    12.40    1,798     1.40%        0.56%   (13.81)%
  Oppenheimer High Income Fund/VA
   2003.................................  61,389    10.89      669     1.40%        7.32%    22.23%
   2002.................................  82,108     8.91      732     1.40%       10.40%    (3.76)%
   2001.................................  95,224     9.26      882     1.40%        7.67%     0.54%
  Oppenheimer Multiple Strategies
   Fund/VA
   2003.................................  68,551    12.61      864     1.40%        3.08%    23.21%
   2002.................................  88,780    10.23      908     1.40%        3.37%   (11.65)%
   2001.................................  79,586    11.58      922     1.40%        2.60%     0.78%
PBHG Insurance Series Fund, Inc.:
  PBHG Growth II Portfolio
   2003.................................  41,548     8.15      339     1.40%        0.00%    23.95%
   2002.................................  52,036     6.58      342     1.40%        0.00%   (31.40)%
   2001.................................  62,951     9.59      604     1.40%        0.00%   (41.31)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type I:                                  Units  Unit Value 000s  Net Assets     Ratio     Return
-------                                  ------ ---------- ---- ------------- ---------- ------
  PBHG Large Cap Growth Portfolio
   2003................................. 66,435   $10.74   $713     1.40%        0.00%    29.36%
   2002................................. 73,913     8.30    613     1.40%        0.00%   (30.31)%
   2001................................. 81,850    11.91    975     1.40%        0.00%   (29.29)%
PIMCO Variable Insurance Trust:
  Total Return Portfolio --
   Administrative Class Shares
   2003................................. 15,255    10.10    154     1.40%        3.31%     1.01%
Salomon Brothers Variable Series Fund
  Inc:
  Salomon Brothers Variable Investors
   Fund -- Class I
   2003................................. 18,400    11.12    205     1.40%        1.45%    30.48%
   2002................................. 21,504     8.53    183     1.40%        1.06%   (24.13)%
   2001................................. 22,165    11.24    249     1.40%        0.89%    (5.50)%
  Salomon Brothers Variable Strategic
   Bond Fund -- Class I
   2003................................. 27,243    13.36    364     1.40%        7.70%    11.65%
   2002................................. 22,522    11.97    270     1.40%        5.70%     7.32%
   2001................................. 14,114    11.15    157     1.40%        9.10%     5.41%
  Salomon Brothers Variable Total
   Return Fund -- Class I
   2003................................. 10,899    11.13    121     1.40%        1.64%    14.30%
   2002................................. 14,344     9.74    140     1.40%        1.93%    (8.17)%
   2001.................................  9,589    10.60    102     1.40%        2.66%    (2.19)%

Type II:
--------
AIM Variable Insurance Funds:
  AIM V.I. Aggressive Growth Fund --
   Series I Shares
   2003.................................    271    12.47      3     1.45%        0.00%    24.84%
  AIM V.I. Basic Value Fund -- Series
   II Shares
   2003.................................  2,061    12.91     27     1.45%        0.00%    29.08%
  AIM V.I. Blue Chip Fund -- Series I
   Shares
   2003.................................  3,783    11.96     45     1.45%        0.00%    23.33%
   2002.................................    151     9.70      1     1.45%        0.00%    (3.02)%
  AIM V.I. Capital Appreciation Fund --
   Series I Shares
   2003................................. 15,406     8.49    131     1.45%        0.00%    27.64%
   2002................................. 10,256     6.65     68     1.45%        0.00%   (25.45)%
   2001.................................  4,333     8.92     39     1.45%        0.00%   (10.77)%
  AIM V.I. Growth Fund -- Series I
   Shares
   2003................................. 32,316     7.70    249     1.45%        0.00%    29.34%
   2002................................. 13,055     5.95     78     1.45%        0.00%   (31.97)%
   2001.................................  4,761     8.75     42     1.45%        0.47%   (12.48)%
  AIM V.I. Premier Equity Fund --
   Series I Shares
   2003................................. 76,578     7.68    588     1.45%        0.34%    23.27)%
   2002................................. 75,286     6.23    469     1.45%        0.49%   (31.27)%
   2001................................. 14,343     9.06    130     1.45%        0.39%    (9.40)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                     Net Assets     Expenses as a Investment
                                                  ----------------- % of Average    Income    Total
Type II:                                   Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                  ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products
  Series Fund, Inc:
  Growth and Income Portfolio -- Class B
   2003.................................. 163,858   $ 9.27   $1,519     1.45%        0.78%    30.27%
   2002.................................. 113,958     7.12      811     1.45%        0.55%    (7.11)%
   2001..................................  32,844     9.29      305     1.45%        0.00%    (1.31)%
  Premier Growth Portfolio -- Class B
   2003..................................  43,827     7.33      321     1.45%        0.00%    21.58%
   2002..................................  42,999     6.03      259     1.45%        0.00%   (31.85)%
   2001..................................  20,916     8.85      185     1.45%        0.00%   (11.51)%
  Quasar Portfolio -- Class B
   2003..................................   2,719     9.21       25     1.45%        0.00%    46.52%
   2002..................................   2,906     6.28       18     1.45%        0.00%   (33.05)%
   2001..................................     386     9.39        4     1.45%        0.00%    (6.14)%
  Technology Portfolio -- Class B
   2003..................................   3,106    13.18       41     1.45%        0.00%    31.83%
American Century Variable Portfolios,
  Inc:
  VP Value Fund -- Class I
   2003..................................     275    12.63        3     1.45%        0.84%    27.09%
Dreyfus:
  Dreyfus Investment Portfolios --
   MidCap Stock Portfolio -- Initial
   Shares
   2003..................................   1,108    12.66       14     1.45%        0.43%    29.82%
  Dreyfus Investment Portfolios --
   Emerging Markets Portfolio --
   Initial Shares
   2002..................................   7,283     9.63       70     1.45%        1.49%    (1.93)%
   2001..................................     245     9.82        2     1.45%        0.84%    (1.81)%
  Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2003..................................     474     9.90        5     1.45%        0.35%    (0.93)%
  The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2003..................................  12,095     7.50       91     1.45%        0.15%    24.18%
   2002..................................   7,848     6.04       47     1.45%        0.45%   (29.98)%
   2001..................................   1,048     8.63        9     1.45%        0.06%   (13.74)%
Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
   2003..................................  52,650    10.12      533     1.45%        1.64%     1.47%
  VT Income Fund of Boston
   2003..................................   4,885    11.13       54     1.45%        0.00%    11.76%
  VT Worldwide Health Sciences Fund
   2003..................................   3,671    13.33       49     1.45%        0.00%    28.09%
Federated Insurance Series:
  Federated High Income Bond Fund II --
   Service Shares
   2003..................................  60,380    11.50      694     1.45%        6.55%    20.03%
   2002..................................  44,925     9.58      430     1.45%        6.18%    (0.24)%
   2001..................................   2,238     9.59       21     1.45%        0.00%    (0.10)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type II:                                  Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                 ------- ---------- ------ ------------- ---------- ------
  Federated International Small Company
   Fund II
   2002.................................   2,096   $ 6.37   $   13     1.45%        0.00%   (18.67)%
   2001.................................      30     7.83       --     1.45%        0.00%   (21.73)%
  Federated Kaufmann Fund II -- Service
   Shares
   2003.................................   6,995    13.31       93     1.45%        0.00%    33.13%
Fidelity Variable Insurance Products
  Fund (VIP):
  VIP Equity-Income Portfolio --
   Service Class 2
   2003................................. 157,498     9.67    1,522     1.45%        0.98%    28.14%
   2002.................................  72,137     7.54      544     1.45%        0.45%   (18.35)%
   2001.................................  16,406     9.24      152     1.45%        0.00%    (7.61)%
  VIP Growth Portfolio -- Service Class
   2
   2003.................................  55,200     7.97      440     1.45%        0.09%    30.62%
   2002.................................  31,710     6.11      194     1.45%        0.04%   (31.31)%
   2001.................................   6,389     8.89       57     1.45%        0.00%   (11.12)%
Fidelity Variable Insurance Products
  Fund II (VIP II):
  VIP II Contrafund(R) Portfolio --
   Service Class 2
   2003.................................  72,701    10.62      772     1.45%        0.22%    26.34%
   2002.................................  29,566     8.41      249     1.45%        0.09%   (10.92)%
   2001.................................   3,048     9.44       29     1.45%        0.00%    (5.90)%
Fidelity Variable Insurance Products
  Fund III (VIP III):
  VIP III Growth & Income Portfolio --
   Service Class 2
   2003.................................  64,991     9.46      615     1.45%        0.85%    21.66%
   2002.................................  19,892     7.77      155     1.45%        0.29%   (18.05)%
   2001.................................   4,205     9.49       40     1.45%        0.00%    (5.14)%
  VIP III Mid Cap Portfolio -- Service
   Class 2
   2003.................................  74,762    12.33      922     1.45%        0.21%    36.25%
   2002.................................  46,954     9.05      425     1.45%        0.12%   (11.33)%
   2001.................................   9,631    10.21       98     1.45%        0.00%    (4.92)%
Franklin Templeton Variable Insurance
  Products Trust:
  Franklin Large Cap Growth Securities
   Fund -- Class 2 Shares
   2003.................................     971    12.32       12     1.45%        0.30%    25.11%
  Mutual Shares Securities Fund --
   Class 2 Shares
   2003.................................   2,707    12.08       33     1.45%        0.50%    23.33%
  Templeton Foreign Securities Fund --
   Class 2 Shares
   2003.................................     921    12.47       11     1.45%        0.05%    30.30%
  Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2003.................................     740    13.13       10     1.45%        1.27%    30.04%
GE Investments Funds, Inc:
  Income Fund
   2003.................................  33,377    10.87      363     1.45%        6.61%     2.10%
   2002.................................   3,625    10.65       39     1.45%        3.28%    (6.47)%
  Mid-Cap Value Equity Fund
   2003................................. 147,857    10.62    1,571     1.45%        1.57%    31.01%
   2002................................. 118,661     8.11      962     1.45%        1.07%   (15.02)%
   2001.................................   9,068     9.54       87     1.45%        1.14%    (1.14)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type II:                                  Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                 ------- ---------- ------ ------------- ---------- ------
  Money Market Fund
   2003................................. 779,343   $ 1.00   $  781     1.45%        0.79%    (0.68)%
   2002................................. 275,280     1.01      278     1.45%        1.43%     0.00%
   2001................................. 108,666     1.01      110     1.45%        3.91%     2.46%
  Premier Growth Equity Fund
   2003.................................  48,329     9.21      445     1.45%        0.19%    27.05%
   2002.................................  37,355     7.25      271     1.45%        0.05%   (22.16)%
   2001.................................   2,290     9.31       21     1.45%        0.14%   (10.47)%
  Real Estate Securities Fund
   2003.................................  15,802    12.49      197     1.45%        9.97%    24.92%
  S&P 500(R) Index Fund
   2003................................. 786,490     8.87    6,975     1.45%        1.60%    26.42%
   2002................................. 627,019     7.02    4,402     1.45%        1.64%   (23.49)%
   2001.................................  24,366     9.17      223     1.45%        1.33%   (13.55)%
  Small-Cap Value Equity Fund
   2003................................. 208,180    11.15    2,322     1.45%        0.08%    22.32%
   2002................................. 153,331     9.12    1,398     1.45%        0.45%   (15.11)%
   2001.................................   9,466    10.74      102     1.45%        0.91%     8.37%
  Total Return Fund
   2003.................................  11,203    11.44      128     1.45%        1.76%    14.37%
  U.S. Equity Fund
   2003.................................  75,469     8.93      674     1.45%        0.93%    21.49%
   2002.................................  71,518     7.35      526     1.45%        0.88%   (20.44)%
   2001.................................   2,014     9.24       19     1.45%        1.09%    (9.81)%
  Value Equity Fund
   2003.................................  44,515     9.10      405     1.45%        1.85%    22.26%
   2002.................................  37,464     7.45      279     1.45%        1.41%   (18.76)%
   2001.................................   2,533     9.17       23     1.45%        1.37%    (8.34)%
Janus Aspen Series:
  Balanced Portfolio -- Service Shares
   2003................................. 140,349    10.02    1,406     1.45%        1.98%    12.07%
   2002................................. 110,810     8.94      991     1.45%        2.58%    (8.03)%
   2001.................................  33,503     9.72      326     1.45%        2.04%    (2.84)%
  Capital Appreciation Portfolio --
   Service Shares
   2003.................................  19,713     8.42      166     1.45%        0.28%    18.49%
   2002.................................  18,054     7.11      128     1.45%        0.35%   (17.15)%
   2001.................................   3,985     8.58       34     1.45%        0.37%   (14.23)%
  Global Life Sciences Portfolio --
   Service Shares
   2003.................................   6,531     8.80       57     1.45%        0.00%    24.36%
   2002.................................   4,698     7.07       33     1.45%        0.00%   (30.57)%
   2001.................................   1,137    10.19       12     1.45%        0.00%     1.90%
  Global Technology Portfolio --
   Service Shares
   2003.................................   4,098     6.67       27     1.45%        0.00%    44.35%
   2002.................................   5,022     4.62       23     1.45%        0.00%   (41.79)%
   2001.................................   2,389     7.93       19     1.45%        0.00%   (20.65)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type II:                                 Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                 ------ ---------- ---- ------------- ---------- ------
  Growth Portfolio -- Service Shares
   2003................................. 26,467   $ 7.59   $201     1.45%        0.00%    29.59%
   2002................................. 20,303     5.86    119     1.45%        0.00%   (27.79)%
   2001.................................  4,940     8.11     40     1.45%        0.00%   (18.86)%
  International Growth Portfolio --
   Service Shares
   2003................................. 19,669     8.30    163     1.45%        1.00%    32.58%
   2002.................................  8,952     6.26     56     1.45%        0.64%   (26.84)%
   2001.................................  1,742     8.55     15     1.45%        0.23%   (14.45)%
  Mid Cap Growth Portfolio -- Service
   Shares
   2003................................. 23,130     7.41    171     1.45%        0.00%   (32.81)%
   2002................................. 19,456     5.58    109     1.45%        0.00%   (29.16)%
   2001.................................  4,528     7.87     36     1.45%        0.00%   (21.29)%
  Worldwide Growth Portfolio -- Service
   Shares
   2003................................. 32,786     7.62    250     1.45%        0.91%    21.89%
   2002................................. 23,802     6.25    149     1.45%        0.76%   (26.79)%
   2001.................................  2,421     8.54     21     1.45%        0.19%   (14.62)%
J.P. Morgan Series Trust II:
  Bond Portfolio
   2003.................................  7,394    10.42     77     1.45%        0.63%     2.21%
  Mid Cap Value Portfolio
   2003.................................  9,374    12.98    122     1.45%        0.31%    27.75%
   2002.................................    152    10.16      2     1.45%        0.00%    (1.63)%
  Small Company Portfolio
   2003.................................  1,125    12.88     14     1.45%        0.00%    34.01%
  U.S. Large Cap Core Equity Portfolio
   2003.................................  1,637    12.40     20     1.45%        0.00%    26.28%
MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series
   -- Service Class Shares
   2003................................. 72,388     7.47    541     1.45%        0.00%    20.83%
   2002................................. 40,187     6.19    249     1.45%        0.00%   (28.77)%
   2001.................................  2,249     8.68     20     1.45%        0.00%   (13.16)%
  MFS(R) Investors Trust Series --
   Service Class Shares
   2003................................. 29,812     8.39    250     1.45%        0.47%    20.07%
   2002................................. 16,546     6.99    116     1.45%        0.31%   (22.30)%
   2001.................................  2,238     9.00     20     1.45%        0.00%   (10.02)%
  MFS(R) New Discovery Series --
   Service Class Shares
   2003................................. 20,670     8.58    177     1.45%        0.00%    31.50%
   2002................................. 10,094     6.52     66     1.45%        0.00%   (32.79)%
   2001.................................    428     9.70      4     1.45%        0.00%    (2.96)%
  MFS(R) Strategic Income Series --
   Service Class Shares
   2003.................................  1,406    11.16     16     1.45%        0.00%     8.50%
  MFS(R) Total Return Series -- Service
   Class Shares
   2003................................. 12,124    11.46    139     1.45%        0.36%    14.32%
   2002.................................    152    10.03      2     1.45%        0.00%    (0.27)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                    Net Assets     Expenses as a Investment
                                                 ----------------- % of Average    Income    Total
Type II:                                  Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                 ------- ---------- ------ ------------- ---------- ------
  MFS(R) Utilities Series -- Service
   Class Shares
   2003.................................  52,527   $ 8.03   $  422     1.45%        2.09%    33.61%
   2002.................................  40,100     6.01      241     1.45%        2.08%   (24.02)%
   2001.................................   4,890     7.91       39     1.45%        0.00%   (20.91)%
Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
   2003.................................  24,394    12.36      302     1.45%        0.00%    23.62%
  Nations Marsico International
   Opportunities Portfolio
   2003.................................  39,886    13.39      534     1.45%        0.01%    33.90%
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA
   -- Service Shares
   2003.................................   2,535    12.00       30     1.45%        0.00%    20.02%
  Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares
   2003.................................   8,853    12.77      113     1.45%        0.03%    28.80%
  Oppenheimer Global Securities Fund/VA
   -- Service Shares
   2003.................................  48,433    10.13      491     1.45%        0.49%    40.79%
   2002.................................  21,128     7.20      152     1.45%        0.11%   (23.49)%
   2001.................................   3,283     9.41       31     1.45%        0.00%    (5.94)%
  Oppenheimer Main Street Fund/VA --
   Service Shares
   2003................................. 166,822     9.16    1,528     1.45%        0.79%    24.61%
   2002................................. 128,125     7.35      942     1.45%        0.21%   (20.21)%
   2001.................................  12,321     9.21      113     1.45%        0.00%   (11.58)%
  Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2003.................................  26,082    13.40      350     1.45%        0.00%    42.15%
   2002.................................     160     9.43        2     1.45%        0.00%    (5.71)%
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio --
   Administrative Class Shares
   2003.................................   2,416    11.12       27     1.45%        2.64%     0.78%
   2002.................................   2,641    11.04       29     1.45%        1.97%     6.62%
   2001.................................   1,017    10.35       11     1.45%        1.44%     6.02%
  High Yield Portfolio --
   Administrative Class Shares
   2003.................................  72,936    11.84      863     1.45%        7.38%    21.07%
   2002.................................  26,611     9.78      260     1.45%        7.28%    (2.62)%
   2001.................................   5,392    10.04       54     1.45%        2.10%     0.80%
  Long-Term U.S. Government Portfolio
   -- Administrative Class Shares
   2003................................. 170,726    12.66    2,162     1.45%        4.02%     2.39%
   2002................................. 150,388    12.37    1,860     1.45%        3.35%    15.88%
   2001.................................  12,309    10.67      131     1.45%        0.94%     4.31%
  Total Return Portfolio --
   Administrative Class Shares
   2003................................. 389,745    11.76    4,581     1.45%        3.31%     3.52%
   2002................................. 276,091    11.36    3,136     1.45%        3.39%     7.49%
   2001.................................  13,530    10.56      143     1.45%        1.43%     6.78%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                   Net Assets    Expenses as a Investment
                                                 --------------- % of Average    Income    Total
Type II:                                  Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                  ------ ---------- ---- ------------- ---------- ------
Rydex Variable Trust:
  OTC Fund
   2003.................................. 19,786   $ 7.42   $147     1.45%        0.00%    43.31%
   2002.................................. 17,154     5.18     89     1.45%        0.00%   (39.74)%
   2001..................................    308     8.59      3     1.45%        0.00%   (14.09)%
Salomon Brothers Variable Series Fund
  Inc:
  Salomon Brothers Variable All Cap
   Fund -- Class II
   2003..................................  1,469    12.93     19     1.45%        0.00%    29.33%
Scudder Variable Series II:
  Scudder Technology Growth Portfolio
   -- Class B Shares
   2003..................................    349    14.99      5     1.45%        0.00%    44.07%
  SVS Dreman High Return Equity
   Portfolio -- Class B Shares
   2003..................................  4,403    12.46     55     1.45%        1.48%    29.58%
  SVS Dreman Small Cap Value Portfolio
   -- Class B Shares
   2003..................................    522    13.43      7     1.45%        0.00%    39.60%
Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
   2003.................................. 15,943    10.37    165     1.45%        0.13%    28.87%
  Emerging Growth Portfolio -- Class II
   Shares
   2003..................................  2,320     8.56     20     1.45%        0.00%    19.01%

Type III:
---------
AIM Variable Insurance Funds:
  AIM V.I. Basic Value Fund -- Series
   II Shares
   2003..................................    466    12.89      6     1.65%        0.00%    28.91%
  AIM V.I. Capital Appreciation Fund --
   Series I Shares
   2003..................................  1,093     8.45      9     1.65%        0.00%    27.39%
   2002..................................    988     6.63      7     1.65%        0.00%   (25.61)%
   2001..................................    302     8.91      3     1.65%        0.00%   (10.88)%
  AIM V.I. Growth Fund -- Series I
   Shares
   2003..................................    751     7.66      6     1.65%        0.00%    29.08%
   2002..................................    768     5.93      5     1.65%        0.00%   (32.11)%
  AIM V.I. Premier Equity Fund --
   Series I Shares
   2003.................................. 25,335     7.64    193     1.65%        0.34%    23.02%
   2002.................................. 20,837     6.21    129     1.65%        0.49%   (31.41)%
   2001..................................  4,725     9.05     43     1.65%        0.39%   (14.02)%
AllianceBernstein Variable Products
  Series Fund, Inc:
  Growth and Income Portfolio -- Class B
   2003.................................. 63,264     9.22    583     1.65%        0.78%    30.01%
   2002.................................. 64,654     7.09    458     1.65%        0.55%   (23.55)%
   2001.................................. 16,785     9.28    156     1.65%        0.00%    (7.22)%
  Premier Growth Portfolio -- Class B
   2003.................................. 18,188     7.29    133     1.65%        0.00%    21.33%
   2002..................................  6,812     6.01     41     1.65%        0.00%   (31.98)%
   2001..................................  2,429     8.84     21     1.65%        0.00%   (11.62)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type III:                                Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                ------ ---------- ---- ------------- ---------- ------
  Quasar Portfolio -- Class B
   2003.................................  1,528   $ 9.16   $ 14     1.65%        0.00%    46.22%
   2002.................................  1,529     6.26     10     1.65%        0.00%   (33.19)%
Dreyfus:
  Dreyfus Investment
   Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002.................................    134     9.60      1     1.65%        1.49%    (2.12)%
  The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares
   2003.................................    565     7.46      4     1.65%        0.15%    23.93%
Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
   2003................................. 26,638    10.09    269     1.65%        1.64%     1.26%
  VT Worldwide Health Sciences Fund
   2003.................................  2,410    13.29     32     1.65%        0.00%    27.83%
Federated Insurance Series:
  Federated High Income Bond Fund II --
   Service Shares
   2003.................................  7,968    11.44     91     1.65%        6.55%    19.78%
   2002.................................  3,837     9.55     37     1.65%        6.18%    (0.44)%
   2001.................................     53     9.58      1     1.65%        0.00%    (0.31)%
  Federated Kaufmann Fund II -- Service
   Shares
   2003.................................  1,979    13.30     26     1.65%        0.00%    32.95%
Fidelity Variable Insurance Products
  Fund (VIP):
  VIP Equity-Income Portfolio --
   Service Class 2
   2003................................. 26,370     9.62    254     1.65%        0.98%    27.89%
   2002.................................  9,911     7.52     75     1.65%        0.45%   (18.52)%
   2001.................................  2,062     9.23     19     1.65%        0.00%    (6.80%
  VIP Growth Portfolio -- Service Class
   2
   2003................................. 12,463     7.93     99     1.65%        0.09%    30.36%
   2002................................. 12,319     6.09     75     1.65%        0.04%   (31.45)%
   2001.................................    468     8.88      4     1.65%        0.00%   (19.23)%
Fidelity Variable Insurance Products
  Fund II (VIP II):
  VIP II Contrafund(R) Portfolio --
   Service Class 2
   2003.................................  8,161    10.57     86     1.65%        0.22%    26.08%
   2002.................................  3,086     8.38     26     1.65%        0.09%   (11.10)%
   2001.................................    808     9.43      8     1.65%        0.00%   (13.92)%
Fidelity Variable Insurance Products
  Fund III (VIP III):
  VIP III Growth & Income Portfolio --
   Service Class 2
   2003................................. 15,727     9.41    148     1.65%        0.85%    21.41%
   2002................................. 10,540     7.75     82     1.65%        0.29%   (18.22)%
   2001.................................    158     9.47      1     1.65%        0.00%   (10.52)%
  VIP III Mid Cap Portfolio -- Service
   Class 2
   2003................................. 26,957    12.27    331     1.65%        0.21%    35.97%
   2002................................. 13,738     9.02    124     1.65%        0.12%   (11.51)%
   2001.................................  1,571    10.20     16     1.65%        0.00%    (5.12)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                   Net Assets    Expenses as a Investment
                                                 --------------- % of Average    Income    Total
Type III:                                 Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                ------- ---------- ---- ------------- ---------- ------
Franklin Templeton Variable Insurance
  Products Trust:
  Mutual Shares Securities Fund --
   Class 2 Shares
   2003.................................   1,818   $12.05   $ 22     1.65%        0.50%    23.08%
GE Investments Funds, Inc:
  Income Fund
   2003.................................   2,648    10.83     29     1.65%        6.61%     1.89%
  Mid-Cap Value Equity Fund
   2003.................................  11,435    10.57    121     1.65%        1.57%    30.75%
   2002.................................  17,118     8.08    138     1.65%        1.07%   (15.19)%
  Money Market Fund
   2003................................. 123,772     1.00    123     1.65%        0.79%    (0.88)%
   2002................................. 179,540     1.01    181     1.65%        1.43%    (0.20)%
   2001.................................   9,904     1.01     10     1.65%        3.91%     2.25%
  Premier Growth Equity Fund
   2003.................................   2,768     9.16     25     1.65%        0.19%    26.79%
   2002.................................   1,795     7.23     13     1.65%        0.05%   (22.32)%
   2001.................................      29     9.30     --     1.65%        0.14%   (10.65)%
  Real Estate Securities Fund
   2003.................................   1,901    12.48     24     1.65%        9.97%    24.75%
  S&P 500(R) Index Fund
   2003.................................  47,772     8.82    421     1.65%        1.60%    26.16%
   2002.................................  34,661     6.99    242     1.65%        1.64%   (23.65)%
   2001.................................   2,381     9.16     22     1.65%        1.33%   (13.72)%
  Small-Cap Value Equity Fund
   2003.................................  14,785    11.09    164     1.65%        0.08%    22.07%
   2002.................................   8,759     9.09     80     1.65%        0.45%   (15.28)%
   2001.................................   1,266    10.73     14     1.65%        0.91%     8.15%
  Total Return Fund
   2003.................................   8,700    11.42     99     1.65%        1.76%    14.21%
  U.S. Equity Fund
   2003.................................   4,238     8.89     38     1.65%        0.93%    21.24%
   2002.................................   5,075     7.33     37     1.65%        0.88%   (20.60)%
   2001.................................      28     9.23     --     1.65%        1.09%    (9.99)%
  Value Equity Fund
   2003.................................   7,469     9.06     68     1.65%        1.85%    22.01%
   2002.................................   8,216     7.42     61     1.65%        1.41%   (18.93)%
Janus Aspen Series:
  Balanced Portfolio -- Service Shares
   2003.................................  36,951     9.96    368     1.65%        1.98%    11.85%
   2002.................................  41,381     8.91    369     1.65%        2.58%    (8.21)%
   2001.................................   2,523     9.70     24     1.65%        2.04%    (6.48)%
  Capital Appreciation
   Portfolio -- Service Shares
   2003.................................   1,277     8.38     11     1.65%        0.28%    18.25%
   2002.................................   1,214     7.08      9     1.65%        0.35%   (17.32)%
   2001.................................   1,718     8.57     15     1.65%        0.37%   (23.13)%
  Global Life Sciences
   Portfolio -- Service Shares
   2003.................................   8,446     8.75     74     1.65%        0.00%    24.11%
   2002.................................   5,576     7.05     39     1.65%        0.00%   (30.71)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type III:                                Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                ------ ---------- ---- ------------- ---------- ------
  Global Technology
   Portfolio -- Service Shares
   2003.................................    332   $ 6.63   $ 2      1.65%        0.00%    44.06%
   2002.................................    333     4.60     2      1.65%        0.00%   (41.91)%
   2001.................................    333     7.93     3      1.65%        0.00%   (38.36)%
  Growth Portfolio -- Service Shares
   2003.................................  6,859     7.55    52      1.65%        0.00%    29.33%
   2002.................................  4,967     5.84    29      1.65%        0.00%   (27.93)%
  International Growth
   Portfolio -- Service Shares
   2003.................................  2,519     8.25    21      1.65%        1.00%    32.32%
   2002.................................    891     6.24     6      1.65%        0.64%   (26.98)%
   2001.................................    470     8.54     4      1.65%        0.23%   (24.70)%
  Mid Cap Growth Portfolio -- Service
   Shares
   2003.................................  2,927     7.37    22      1.65%        0.00%    32.54%
   2002.................................  1,801     5.56    10      1.65%        0.00%   (29.31)%
  Worldwide Growth Portfolio -- Service
   Shares
   2003.................................  9,263     7.58    70      1.65%        0.91%    21.64%
   2002................................. 10,366     6.23    65      1.65%        0.76%   (26.94)%
   2001.................................    440     8.53     4      1.65%        0.19%   (23.90)%
J.P. Morgan Series Trust II:
  Mid Cap Value Portfolio
   2003.................................  1,695    12.95    22      1.65%        0.31%    27.49%
  Small Company Portfolio
   2003.................................  1,721    12.85    22      1.65%        0.00%    33.74%
MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock
   Series -- Service Class Shares
   2003.................................  5,766     7.44    43      1.65%        0.00%    20.58%
   2002................................. 15,424     6.17    95      1.65%        0.00%   (28.91)%
   2001.................................    504     8.67     4      1.65%        0.00%   (26.08)%
  MFS(R) Investors Trust
   Series -- Service Class Shares
   2003.................................  5,421     8.35    45      1.65%        0.47%    19.83%
   2002.................................  5,971     6.97    42      1.65%        0.31%   (22.46)%
   2001.................................    426     8.99     4      1.65%        0.00%   (17.49)%
  MFS(R) New Discovery
   Series -- Service Class Shares
   2003.................................  4,938     8.53    42      1.65%        0.00%    31.23%
   2002.................................  2,072     6.50    13      1.65%        0.00%   (32.93)%
  MFS(R) Utilities Series -- Service
   Class Shares
   2003.................................  7,726     7.99    62      1.65%        2.09%    33.34%
   2002.................................  8,996     5.99    54      1.65%        2.08%   (24.17)%
   2001.................................     62     7.90    --      1.65%        0.00%   (25.70)%
Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
   2003.................................  7,561    12.35    93      1.65%        0.00%    23.45%
  Nations Marsico International
   Opportunities Portfolio
   2003.................................  5,090    13.37    68      1.65%        0.01%    33.72%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                  Net Assets    Expenses as a Investment
                                                --------------- % of Average    Income    Total
Type III:                                Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                ------ ---------- ---- ------------- ---------- ------
Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth
   Fund/VA -- Service Shares
   2003.................................    126   $11.99   $  2     1.65%        0.00%    19.86%
  Oppenheimer Global Securities
   Fund/VA -- Service Shares
   2003.................................  8,202    10.08     83     1.65%        0.49%    40.51%
   2002.................................  3,631     7.17     26     1.65%        0.11%   (23.65)%
   2001.................................    924     9.39      9     1.65%        0.00%   (13.63)%
  Oppenheimer Main Street
   Fund/VA -- Service Shares
   2003................................. 34,292     9.11    313     1.65%        0.79%    24.35%
   2002................................. 24,867     7.33    182     1.65%        0.21%   (20.37)%
   2001.................................  2,197     9.20     20     1.65%        0.00%   (11.76)%
  Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares
   2003.................................  4,423    13.37     59     1.65%        0.00%    41.87%
PIMCO Variable Insurance Trust:
  Foreign Bond
   Portfolio -- Administrative Class
   Shares
   2003.................................  1,590    11.06     18     1.65%        2.64%     0.57%
   2002.................................  1,640    11.00     18     1.65%        1.97%     6.40%
   2001.................................    797    10.34      8     1.65%        1.44%     5.80%
  High Yield
   Portfolio -- Administrative Class
   Shares
   2003................................. 26,070    11.77    307     1.65%        7.38%    20.82%
   2002................................. 13,819     9.74    135     1.65%        7.28%    (2.82)%
   2001.................................    317    10.03      3     1.65%        2.10%     0.59%
  Long-Term U.S. Government
   Portfolio -- Administrative Class
   Shares
   2003................................. 23,243    12.60    293     1.65%        4.02%     2.18%
   2002................................. 27,306    12.33    337     1.65%        3.35%    15.64%
   2001................................. 10,046    10.66    107     1.65%        0.94%     4.09%
  Total Return
   Portfolio -- Administrative Class
   Shares
   2003................................. 85,023    11.69    994     1.65%        3.31%     3.31%
   2002................................. 62,340    11.32    706     1.65%        3.39%     7.27%
   2001.................................  8,306    10.55     88     1.65%        1.43%     6.57%
Rydex Variable Trust:
  OTC Fund
   2003.................................  4,636     7.38     34     1.65%        0.00%    43.02%
   2002.................................  5,514     5.16     28     1.65%        0.00%   (39.86)%
Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
   2003.................................  1,315    10.34     14     1.65%        0.13%    28.61%
Emerging Growth Portfolio -- Class II
  Shares................................
   2003.................................     12     8.53     --     1.65%        0.00%    18.77%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                  Net Assets   Expenses as a Investment
                                                                 ------------- % of Average    Income    Total
                                                          Units  Unit           Net Assets     Ratio     Return
                        Type IV:                         ------- Value   000s  ------------- ---------- ------
----------------------------------------------------------       ---------------             -
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I Shares
   2003.................................................   3,492 $12.45 $   43     1.60%        0.00%    24.65%
 AIM V.I. Basic Value Fund -- Series II Shares
   2003.................................................  19,517  12.89    252     1.60%        0.00%    28.95%
 AIM V.I. Blue Chip Fund -- Series I Shares
   2003.................................................   1,160  11.94     14     1.60%        0.00%    23.14%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2003.................................................  12,730   9.43    120     1.60%        0.00%    27.45%
   2002.................................................   5,694   7.40     42     1.60%        0.00%   (26.03)%
 AIM V.I. Growth Fund -- Series I Shares
   2003.................................................  17,646   8.90    157     1.60%        0.00%    29.14%
   2002.................................................   8,091   6.89     56     1.60%        0.00%   (31.08)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003.................................................  29,648   8.63    256     1.60%        0.34%    23.08%
   2002.................................................  18,661   7.01    131     1.60%        0.49%   (29.91)%
AllianceBernstein Variable Products Series Fund, Inc:
 Growth and Income Portfolio -- Class B
   2003................................................. 169,732   9.84  1,669     1.60%        0.78%    30.07%
   2002.................................................  70,629   7.56    534     1.60%        0.55%   (24.38)%
 Premier Growth Portfolio -- Class B
   2003.................................................  66,220   8.66    573     1.60%        0.00%    21.39%
   2002.................................................  10,095   7.13     72     1.60%        0.00%   (28.70)%
 Quasar Portfolio -- Class B
   2003.................................................   8,989   9.92     89     1.60%        0.00%    46.30%
   2002.................................................   7,344   6.78     50     1.60%        0.00%   (32.21)%
 Technology Portfolio -- Class B
   2003.................................................   8,384  13.17    110     1.60%        0.00%    31.69%
American Century Variable Portfolios, Inc:
 VP Income & Growth Fund -- Class I
   2003.................................................   8,523  12.52    107     1.60%        0.00%    27.28%
 VP International Fund -- Class I
   2003.................................................   2,047  11.92     24     1.60%        0.00%    22.52%
 VP Ultra Fund -- Class I
   2003.................................................     662  11.83      8     1.60%        0.00%    22.90%
 VP Value Fund -- Class I
   2003.................................................  63,811  12.61    805     1.60%        0.84%    26.90%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio
   -- Initial Shares
   2003.................................................   1,353  12.63     17     1.60%        0.43%    29.62%
 Dreyfus Investment Portfolios-Emerging Markets
   Portfolio -- Initial Shares
   2002.................................................   6,285   8.98     56     1.60%        1.49%   (10.21)%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2003.................................................     550   9.88      5     1.60%        0.35%    (1.08)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                  Net Assets   Expenses as a Investment
                                                                 ------------- % of Average    Income    Total
                                                          Units  Unit           Net Assets     Ratio     Return
                        Type IV:                         ------- Value   000s  ------------- ---------- ------
----------------------------------------------------------       ---------------             -
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2003.................................................   2,414 $ 8.77 $   21     1.60%        0.15%    23.99%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003.................................................  28,306  10.10    286     1.60%        1.64%     1.31%
 VT Income Fund of Boston
   2003.................................................   8,856  11.11     98     1.60%        0.00%    11.59%
 VT Worldwide Health Sciences Fund
   2003.................................................  13,554  13.30    180     1.60%        0.00%    27.90%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2003.................................................  37,414  11.75    439     1.60%        6.55%    19.85%
   2002.................................................  12,646   9.80    124     1.60%        6.18%    (1.99)%
 Federated International Small Company Fund II
   2002.................................................   2,767   7.92     22     1.60%        0.00%   (20.84)%
 Federated Kaufmann Fund II -- Service Shares
   2003.................................................  17,950  13.30    239     1.60%        0.00%    33.00%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Service Class 2
   2003................................................. 102,175  10.05  1,027     1.60%        0.98%    27.95%
   2002.................................................  33,456   7.85    263     1.60%        0.45%   (21.47)%
 VIP Growth Portfolio -- Service Class 2
   2003.................................................  62,076   8.88    551     1.60%        0.09%    30.42%
   2002.................................................  20,580   6.81    140     1.60%        0.04%   (31.93)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003................................................. 135,316  11.08  1,499     1.60%        0.22%    26.15%
   2002.................................................  60,564   8.78    532     1.60%        0.09%   (12.17)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Growth & Income Portfolio -- Service Class 2
   2003.................................................  33,551   9.89    332     1.60%        0.85%    21.47%
   2002.................................................  19,172   8.15    156     1.60%        0.29%   (18.54)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003.................................................  95,913  11.94  1,145     1.60%        0.21%    36.04%
   2002.................................................  48,119   8.77    422     1.60%        0.12%   (12.26)%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund -- Class 2
   Shares
   2003.................................................   6,139  12.30     75     1.60%        0.30%    24.92%
 Mutual Shares Securities Fund -- Class 2 Shares
   2003.................................................   6,192  12.05     75     1.60%        0.50%    23.15%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2003.................................................  43,314  12.45    539     1.60%        0.05%    30.10%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2003.................................................     896  13.10     12     1.60%        1.27%    29.84%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                            Net Assets   Expenses as a Investment
                                                           ------------- % of Average    Income    Total
                                                    Units  Unit           Net Assets     Ratio     Return
                     Type IV:                      ------- Value   000s  ------------- ---------- ------
----------------------------------------------------       ---------------             -
GE Investments Funds, Inc:
 Income Fund
   2003...........................................  84,484 $10.84 $  916     1.60%        6.61%     1.94%
   2002...........................................   1,450  10.64     15     1.60%        3.28%     6.36%
 Mid-Cap Value Equity Fund
   2003...........................................  60,649  10.49    636     1.60%        1.57%    30.81%
   2002...........................................  28,293   8.02    227     1.60%        1.07%   (19.81)%
 Money Market Fund
   2003........................................... 689,523   0.99    683     1.60%        0.79%    (0.83)%
   2002........................................... 449,804   1.00    450     1.60%        1.43%    (0.16)%
 Premier Growth Equity Fund
   2003...........................................  36,081   9.64    348     1.60%        0.19%    26.85%
   2002...........................................  11,446   7.60     87     1.60%        0.05%   (24.00)%
 Real Estate Securities Fund
   2003...........................................  13,021  12.48    162     1.60%        9.97%    24.79%
 S&P 500(R) Index Fund
   2003........................................... 337,746   9.51  3,213     1.60%        1.60%    26.22%
   2002...........................................  46,625   7.54    352     1.60%        1.64%   (24.63)%
 Small-Cap Value Equity Fund
   2003...........................................  91,102  10.27    936     1.60%        0.08%    22.13%
   2002...........................................  51,245   8.41    431     1.60%        0.45%   (15.89)%
 Total Return Fund
   2003...........................................  31,429  11.42    359     1.60%        1.76%    14.25%
 U.S. Equity Fund
   2003...........................................  20,235   9.45    191     1.60%        0.93%    21.31%
   2002...........................................  12,337   7.79     96     1.60%        0.88%   (22.13)%
 Value Equity Fund
   2003...........................................  57,237   9.62    551     1.60%        1.85%    22.07%
   2002...........................................  26,584   7.88    209     1.60%        1.41%   (21.18)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund --
   Class II
   2003...........................................   2,366  12.56     30     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2003........................................... 167,564  10.17  1,704     1.60%        1.98%    11.90%
   2002...........................................  80,645   9.09    733     1.60%        2.58%    (9.10)%
 Capital Appreciation Portfolio -- Service Shares
   2003...........................................   3,856   9.97     38     1.60%        0.28%    18.31%
 Global Life Sciences Portfolio -- Service Shares
   2003...........................................   2,674   9.42     25     1.60%        0.00%    24.17%
   2002...........................................     198   7.59      2     1.60%        0.00%   (24.11)%
 Global Technology Portfolio -- Service Shares
   2003...........................................   4,316   8.59     37     1.60%        0.00%    44.13%
   2002...........................................   3,896   5.96     23     1.60%        0.00%   (40.39)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                               Net Assets  Expenses as a Investment
                                                               ----------- % of Average    Income    Total
                                                        Units  Unit         Net Assets     Ratio     Return
                       Type IV:                         ------ Value  000s ------------- ---------- ------
---------------------------------------------------------      -------------             -
 Growth Portfolio -- Service Shares
   2003................................................  9,756 $ 9.16 $ 89     1.60%        0.00%    29.39%
   2002................................................  6,285   7.08   45     1.60%        0.00%   (29.22)%
 International Growth Portfolio -- Service Shares
   2003................................................ 30,783   9.71  299     1.60%        1.00%    32.38%
   2002................................................  5,962   7.33   44     1.60%        0.64%   (26.67)%
 Mid Cap Growth Portfolio -- Service Shares
   2003................................................  6,079  10.27   62     1.60%        0.00%    32.61%
   2002................................................  5,577   7.74   43     1.60%        0.00%   (22.58)%
 Worldwide Growth Portfolio -- Service Shares
   2003................................................ 40,941   8.93  366     1.60%        0.91%    21.70%
   2002................................................ 33,137   7.34  243     1.60%        0.76%   (26.60)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2003................................................ 23,893  10.40  248     1.60%        0.63%     2.06%
 International Opportunities Portfolio
   2003................................................    950  12.86   12     1.60%        0.00%    30.33%
 Mid Cap Value Portfolio
   2003................................................ 52,773  12.96  684     1.60%        0.31%    27.55%
 Small Company Portfolio
   2003................................................  4,609  12.86   59     1.60%        0.00%    33.80%
 U.S. Large Cap Core Equity Portfolio
   2003................................................  2,737  12.37   34     1.60%        0.00%    26.09%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2003................................................ 51,479   8.73  450     1.60%        0.00%    20.64%
   2002................................................ 20,603   7.24  149     1.60%        0.00%   (27.61)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2003................................................ 86,862   9.23  801     1.60%        0.47%    19.89%
   2002................................................ 35,076   7.70  270     1.60%        0.31%   (23.04)%
 MFS(R) New Discovery Series -- Service Class Shares
   2003................................................ 45,717   8.97  410     1.60%        0.00%    31.30%
   2002................................................  7,509   6.83   51     1.60%        0.00%   (31.66)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2003................................................  5,724  11.13   64     1.60%        0.00%     8.34%
 MFS(R) Total Return Series -- Service Class Shares
   2003................................................  5,547  11.44   63     1.60%        0.36%    14.15%
 MFS(R) Utilities Series -- Service Class Shares
   2003................................................  8,480  10.65   90     1.60%        2.09%    33.41%
   2002................................................  4,054   7.99   32     1.60%        2.08%   (20.14)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003................................................ 17,018  12.35  210     1.60%        0.00%    23.49%
 Nations Marsico International Opportunities Portfolio
   2003................................................  8,270  13.38  111     1.60%        0.01%    33.77%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                Net Assets   Expenses as a Investment
                                                               ------------- % of Average    Income    Total
                                                        Units  Unit           Net Assets     Ratio     Return
                       Type IV:                        ------- Value   000s  ------------- ---------- ------
--------------------------------------------------------       ---------------             -
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2003...............................................   4,842 $11.99 $   58     1.60%        0.00%    19.90%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2003...............................................  66,420  12.74    846     1.60%        0.03%    28.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003...............................................  89,718  10.53    945     1.60%        0.49%    40.58%
   2002...............................................  47,524   7.49    356     1.60%        0.11%   (25.09)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2003............................................... 242,188   9.74  2,359     1.60%        0.79%    24.42%
   2002............................................... 127,593   7.83    999     1.60%        0.21%   (21.70)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2003...............................................  53,612  13.38    717     1.60%        0.00%    41.94%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class Shares
   2003...............................................   3,381  10.72     36     1.60%        2.64%     0.62%
   2002...............................................   3,186  10.65     34     1.60%        1.97%    (6.50)%
 High Yield Portfolio -- Administrative Class Shares
   2003...............................................  76,350  11.74    897     1.60%        7.38%    20.88%
   2002...............................................  39,904   9.71    387     1.60%        7.28%    (2.85)%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2003............................................... 130,619  11.96  1,562     1.60%        4.02%     2.23%
   2002............................................... 101,339  11.70  1,186     1.60%        3.35%   (16.97)%
 Total Return Portfolio -- Administrative Class Shares
   2003............................................... 389,832  11.05  4,309     1.60%        3.31%     3.36%
   2002............................................... 242,867  10.69  2,596     1.60%        3.39%    (6.94)%
The Prudential Series Fund, Inc:
 Jennison Portfolio -- Class II
   2003...............................................   4,620  12.12     56     1.60%        0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2003...............................................  26,900   8.77    236     1.60%        0.00%    43.09%
   2002...............................................  13,798   6.13     85     1.60%        0.00%   (38.70)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2003...............................................   1,498  12.92     19     1.60%        0.00%    29.20%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares
   2003...............................................   2,760  14.96     41     1.60%        0.00%    43.85%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2003...............................................  17,801  12.44    221     1.60%        1.48%    29.38%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                 Net Assets  Expenses as a Investment
                                                                 ----------- % of Average    Income    Total
                                                          Units  Unit         Net Assets     Ratio     Return
                        Type IV:                          ------ Value  000s ------------- ---------- ------
-----------------------------------------------------------      -------------             -
 SVS Dreman Small Cap Value Portfolio -- Class B Shares
   2003..................................................  3,257 $13.40 $ 44     1.60%        0.00%    39.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003.................................................. 23,679  10.35  245     1.60%        0.13%    28.68%
 Emerging Growth Portfolio -- Class II Shares
   2003..................................................  6,477   8.54   55     1.60%        0.00%    18.83%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003..................................................  6,296  12.88   81     1.80%        0.00%    28.77%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2003..................................................  2,931   9.39   28     1.80%        0.00%    27.19%
 AIM V.I. Growth Fund -- Series I Shares
   2003..................................................  3,385   8.87   30     1.80%        0.00%    28.88%
   2002..................................................  1,967   6.88   14     1.80%        0.00%   (26.15)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003..................................................  6,455   8.59   55     1.80%        0.34%    22.83%
   2002.................................................. 15,527   7.00  109     1.80%        0.49%   (30.03)%
AllianceBernstein Variable Products Series Fund, Inc:
 Growth and Income Portfolio -- Class B
   2003.................................................. 72,558   9.80  711     1.80%        0.78%    29.81%
   2002.................................................. 29,436   7.55  222     1.80%        0.55%   (24.51)%
 Premier Growth Portfolio -- Class B
   2003.................................................. 16,464   8.62  142     1.80%        0.00%    21.15%
   2002..................................................  3,300   7.12   23     1.80%        0.00%   (28.81)%
 Technology Portfolio -- Class B
   2003..................................................  3,005  13.15   40     1.80%        0.00%    31.51%
American Century Variable Portfolios, Inc:
 VP Ultra Fund -- Class I
   2003..................................................    902  11.80   11     1.80%        0.00%    22.65%
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets Portfolio
   -- Initial Shares
   2002..................................................  1,178   8.96   11     1.80%        1.49%   (10.36)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003..................................................  8,927  10.07   90     1.80%        1.64%     1.11%
 VT Income Fund of Boston
   2003..................................................    115  11.08    1     1.80%        0.00%    11.36%
 VT Worldwide Health Sciences Fund
   2003..................................................  1,094  13.27   15     1.80%        0.00%    27.64%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2003.................................................. 10,220  11.70  120     1.80%        6.55%    19.60%
   2002..................................................  1,030   9.78   10     1.80%        6.18%    (2.16)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                  Net Assets  Expenses as a Investment
                                                                  ----------- % of Average    Income    Total
                                                           Units  Unit         Net Assets     Ratio     Return
                         Type V:                          ------- Value  000s ------------- ---------- ------
-----------------------------------------------------------       -------------             -
 Federated International Small Company Fund II
   2002..................................................     427 $ 7.90 $  3     1.80%        0.00%   (20.97)%
 Federated Kaufmann Fund II -- Service Shares
   2003..................................................   3,471  13.28   46     1.80%        0.00%    32.81%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Service Class 2
   2003..................................................  52,444  10.01  525     1.80%        0.98%    27.69%
   2002..................................................  22,674   7.84  178     1.80%        0.45%   (21.60)%
 VIP Growth Portfolio -- Service Class 2
   2003..................................................   4,875   8.85   43     1.80%        0.09%    30.16%
   2002..................................................   1,830   6.80   12     1.80%        0.04%   (32.04)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003..................................................  13,793  11.04  152     1.80%        0.22%    25.89%
   2002..................................................   2,258   8.77   20     1.80%        0.09%   (12.32)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Growth & Income Portfolio -- Service Class 2
   2003..................................................  13,084   9.86  129     1.80%        0.85%    21.22%
   2002..................................................  10,477   8.13   85     1.80%        0.29%   (18.68)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003..................................................  44,549  11.89  530     1.80%        0.21%    35.77%
   2002..................................................  42,836   8.76  375     1.80%        0.12%   (12.40)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2003..................................................     906  12.02   11     1.80%        0.50%    22.90%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2003..................................................     202  12.41    3     1.80%        0.05%    29.84%
 Templeton Global Asset Allocation Fund -- Class 2 Shares
   2003..................................................     734  13.07   10     1.80%        1.27%    29.58%
GE Investments Funds, Inc:
 Income Fund
   2003..................................................  13,639  10.81  147     1.80%        6.61%     1.73%
   2002..................................................     160  10.62    2     1.80%        3.28%     6.20%
 Mid-Cap Value Equity Fund
   2003..................................................  32,636  10.45  341     1.80%        1.57%    30.55%
   2002..................................................  19,610   8.01  157     1.80%        1.07%   (19.94)%
 Money Market Fund
   2003.................................................. 526,897   0.99  520     1.80%        0.79%    (1.03)%
   2002.................................................. 686,286   1.00  686     1.80%        1.43%    (0.33)%
 Premier Growth Equity Fund
   2003..................................................  10,227   9.61   98     1.80%        0.19%    26.60%
   2002..................................................   1,455   7.59   11     1.80%        0.05%   (24.13)%
 Real Estate Securities Fund
   2003..................................................   9,370  12.46  117     1.80%        9.97%    24.62%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                            Net Assets   Expenses as a Investment
                                                           ------------- % of Average    Income    Total
                                                    Units  Unit           Net Assets     Ratio     Return
                     Type V:                       ------- Value   000s  ------------- ---------- ------
----------------------------------------------------       ---------------             -
 S&P 500(R) Index Fund
   2003........................................... 126,905 $ 9.48 $1,203     1.80%        1.60%    25.97%
   2002...........................................  60,298   7.52    453     1.80%        1.64%   (24.75)%
 Small-Cap Value Equity Fund
   2003...........................................  18,869  10.23    193     1.80%        0.08%    21.88%
   2002...........................................  13,607   8.40    114     1.80%        0.45%    16.03%
 Total Return Fund
   2003...........................................  10,503  11.41    120     1.80%        1.76%    14.09%
 U.S. Equity Fund
   2003...........................................   8,202   9.41     77     1.80%        0.93%    21.06%
   2002...........................................   2,356   7.77     18     1.80%        0.88%   (22.26)%
 Value Equity Fund
   2003...........................................  26,208   9.59    251     1.80%        1.85%    21.82%
   2002...........................................   9,306   7.87     73     1.80%        1.41%   (21.31)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund --
   Class II
   2003...........................................     163  12.54      2     1.80%        0.00%    25.44%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2003........................................... 127,350  10.13  1,291     1.80%        1.98%    11.68%
   2002........................................... 109,084   9.07    989     1.80%        2.58%    (9.26)%
 Capital Appreciation Portfolio -- Service Shares
   2003...........................................   2,041   9.93     20     1.80%        0.28%    18.07%
   2002...........................................   3,613   8.41     30     1.80%        0.35%   (15.86)%
 Global Life Sciences Portfolio -- Service Shares
   2003...........................................   1,600   9.39     15     1.80%        0.00%    23.92%
   2002...........................................   2,891   7.58     22     1.80%        0.00%   (24.23)%
 Global Technology Portfolio -- Service Shares
   2003...........................................   1,399   8.56     12     1.80%        0.00%    43.84%
   2002...........................................   4,779   5.95     28     1.80%        0.00%   (40.49)%
 Growth Portfolio -- Service Shares
   2003...........................................   3,021   9.12     28     1.80%        0.00%    29.13%
   2002...........................................   1,124   7.07      8     1.80%        0.00%   (29.93)%
 International Growth Portfolio -- Service Shares
   2003...........................................   5,991   9.67     58     1.80%        1.00%    32.11%
   2002...........................................   1,352   7.32     10     1.80%        0.64%    26.79%
 Mid Cap Growth Portfolio -- Service Shares
   2003...........................................   1,037  10.23     11     1.80%        0.00%    32.34%
   2002...........................................   1,109   7.73      9     1.80%        0.00%   (22.70)%
 Worldwide Growth Portfolio -- Service Shares
   2003...........................................   6,217   8.90     55     1.80%        0.91%    21.46%
   2002...........................................   4,893   7.33     36     1.80%        0.76%   (26.73)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2003...........................................     534  10.37      6     1.80%        0.63%     1.85%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                 Net Assets   Expenses as a Investment
                                                                ------------- % of Average    Income    Total
                                                         Units  Unit           Net Assets     Ratio     Return
                        Type V:                         ------- Value   000s  ------------- ---------- ------
---------------------------------------------------------       ---------------             -
 International Opportunities Portfolio
   2003................................................     973 $12.83 $   12     1.80%        0.00%    30.06%
 Mid Cap Value Portfolio
   2003................................................   1,094  12.92     14     1.80%        0.31%    27.30%
 Small Company Portfolio
   2003................................................      40  12.82      1     1.80%        0.00%    33.53%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2003................................................  38,613   8.70    336     1.80%        0.00%    20.40%
   2002................................................  34,313   7.23    248     1.80%        0.00%   (27.74)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2003................................................  13,905   9.19    128     1.80%        0.47%    19.64%
   2002................................................   7,610   7.68     58     1.80%        0.31%   (23.17)%
 MFS(R) New Discovery Series -- Service Class Shares
   2003................................................   2,627   8.94     23     1.80%        0.00%    31.03%
   2002................................................     101   6.82      1     1.80%        0.00%   (31.78)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2003................................................     952  11.10     11     1.80%        0.00%     8.12%
 MFS(R) Total Return Series -- Service Class Shares
   2003................................................     175  11.41      2     1.80%        0.36%    13.92%
 MFS(R) Utilities Series -- Service Class Shares
   2003................................................   2,712  10.61     29     1.80%        2.09%    33.13%
   2002................................................   1,548   7.97     12     1.80%        2.08%   (20.77)%
Nations Separate Account Trust:
 Nations Marsico International Opportunities Portfolio
   2003................................................   1,127  13.36     15     1.80%        0.01%    33.59%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2003................................................     101  11.97      1     1.80%        0.00%    19.73%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2003................................................     997  12.71     13     1.80%        0.03%    28.34%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003................................................  37,800  10.49    397     1.80%        0.49%    40.29%
   2002................................................  19,752   7.48    148     1.80%        0.11%   (25.22)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2003................................................ 168,642   9.71  1,637     1.80%        0.79%    24.16%
   2002................................................ 136,697   7.82  1,069     1.80%        0.21%   (21.83)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2003................................................   8,173  13.34    109     1.80%        0.00%    41.65%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2003

                                                                Net Assets   Expenses as a Investment
                                                               ------------- % of Average    Income    Total
                                                        Units  Unit           Net Assets     Ratio     Return
                       Type V:                         ------- Value   000s  ------------- ---------- ------
--------------------------------------------------------       ---------------             -
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class Shares
   2003...............................................   9,075 $10.68 $   97     1.80%        2.64%     0.42%
   2002...............................................   8,408  10.63     89     1.80%        1.97%     6.32%
 High Yield Portfolio -- Administrative Class Shares
   2003...............................................  22,290  11.70    261     1.80%        7.38%    20.64%
   2002...............................................  12,000   9.70    116     1.80%        7.28%    (3.01)%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2003............................................... 105,328  11.91  1,255     1.80%        4.02%     2.03%
   2002...............................................  92,981  11.68  1,086     1.80%        3.35%    16.78%
 Total Return Portfolio -- Administrative Class Shares
   2003............................................... 142,859  11.01  1,573     1.80%        3.31%     3.15%
   2002............................................... 111,409  10.68  1,190     1.80%        3.39%     6.76%
The Prudential Series Fund, Inc:
 Jennison Portfolio -- Class II
   2003...............................................     670  12.10      8     1.80%        0.00%    21.00%
Rydex Variable Trust:
 OTC Fund
   2003...............................................     634   8.74      6     1.80%        0.00%    42.80%
   2002...............................................     699   6.12      4     1.80%        0.00%   (38.80)%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares
   2003...............................................     582  14.92      9     1.80%        0.00%    43.56%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2003...............................................      38  13.36      1     1.80%        0.00%    39.10%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003...............................................   7,135  10.31     74     1.80%        0.13%    28.42%
   2002...............................................   2,539   8.03     20     1.80%        0.00%   (19.71)%
 Emerging Growth Portfolio -- Class II Shares
   2003...............................................     842   8.51      7     1.80%        0.00%    18.59%

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Financial Statements

                     Year ended December 31, 2003 and 2002

                  (With Independent Auditors' Report Thereon)

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               Table of Contents

                               December 31, 2003

                                                                            Page
                                                                            ----
Financial Statements:

   Independent Auditors' Report............................................ F-1

   Balance Sheets.......................................................... F-2

   Statements of Income.................................................... F-3

   Statements of Shareholder's Interest.................................... F-4

   Statements of Cash Flows................................................ F-5

   Notes to Financial Statements........................................... F-6

                         Independent Auditors' Report

The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York as of December 31, 2003 and 2002, and the related statements of income, shareholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

   As discussed in Notes 1 and 4, the Company changed its method of accounting for goodwill and other intangible assets in 2002.

                                          /S/  KPMG LLP

Richmond, Virginia
February 6, 2004

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                Balance Sheets
            (Dollar amounts in millions, except per share amounts)

                                December 31,
                              -----------------
                                2003     2002
                              -------- --------
Assets
Investments:
   Fixed maturities
     available-for-sale,
     at fair value........... $4,147.7 $3,436.7
   Equity securities
     available-for-sale,
     at fair value...........     45.4     36.9
   Mortgage loans, net
     of valuation
     allowance of $4.2
     and $3.0 at
     December 31, 2003
     and 2002,
     respectively............    485.5    343.4
   Policy Loans..............      1.3      1.3
   Other invested assets.....     62.4       --
   Short-term investments....     34.9     34.9
                              -------- --------
       Total investments.....  4,777.2  3,853.2
                              -------- --------
Cash and cash equivalents....     28.3     39.3
Accrued investment income....     79.9     64.8
Deferred acquisition
  costs......................    232.1    234.1
Goodwill.....................     54.1     54.1
Intangible assets............     82.9     97.6
Other assets.................     18.7    101.9
Reinsurance recoverable......     18.6     13.8
Separate account assets......    146.0     98.6
                              -------- --------
       Total assets.......... $5,437.8 $4,557.4
                              ======== ========
Liabilities and
Shareholder's Interest
Liabilities:
   Future annuity and
     contract benefits....... $4,309.7 $3,665.9
   Liability for policy
     and contract claims.....    141.1    105.9
   Unearned premiums.........     44.6     46.3
   Other policyholder
     liabilities.............     25.8     55.2
   Accounts payable and
     accrued expenses........    175.7     25.2
   Separate account
     liabilities.............    146.0     98.6
                              -------- --------
       Total liabilities.....  4,842.9  3,997.1
                              -------- --------
Shareholder's interest:
   Net unrealized
     investment gains........     70.1     54.2
                              -------- --------
   Accumulated non-owner
     changes in equity.......     70.1     54.2
   Common stock ($1,000
     par value, 2,000
     shares authorized,
     issued and
     outstanding)............      2.0      2.0
   Additional paid-in
     capital.................    422.6    422.6
   Retained earnings.........    100.2     81.5
                              -------- --------
       Total
         shareholder's
         interest............    594.9    560.3
                              -------- --------
       Total liabilities
         and
         shareholder's
         interest............ $5,437.8 $4,557.4
                              ======== ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Statements of Income
                         (Dollar amounts in millions)

                              Years Ended December 31,
                              ----------------------
                               2003     2002    2001
                              ------   ------  ------
Revenues:
   Net investment income..... $245.5   $220.7  $195.8
   Premiums..................  236.5    221.5   188.6
   Net realized
     investment gains........    3.1      7.5    22.2
   Other income..............    2.8      1.2     1.3
                              ------   ------  ------
       Total revenues........  487.9    450.9   407.9
                              ------   ------  ------
Benefits and expenses:
   Benefits and other
     changes in policy
     reserves................  253.2    259.3   155.5
   Interest credited.........  142.7    129.6   113.5
   Commissions...............   63.0     68.2    79.0
   General expenses..........   41.6     35.1    30.3
   Amortization of
     intangibles, net........   10.5      2.1    11.8
   Change in deferred
     acquisition costs,
     net.....................  (51.8)   (56.6)  (56.5)
                              ------   ------  ------
       Total benefits
         and expenses........  459.2    437.7   333.6
                              ------   ------  ------
Income before income
  taxes......................   28.7     13.2    74.3
Provision for income
  taxes......................   10.0      0.4    27.3
                              ------   ------  ------
Net income................... $ 18.7   $ 12.8  $ 47.0
                              ======   ======  ======


                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                     Statements of Shareholder's Interest
            (Dollar amounts in millions, except per share amounts)


                                                   Accumulated
                          Common Stock  Additional  Non-owner   Total       Total
                          -------------  Paid-In   Changes In  Retained Shareholder's
                          Shares Amount  Capital     Equity    Earnings   Interest
                          ------ ------ ---------- ----------- -------- -------------
Balances at January 1,
  2001................... 2,000   $2.0    $342.6     $ 29.7     $ 21.7     $396.0
Changes other than
  transactions with
  shareholder:
  Net income.............    --     --        --         --       47.0       47.0
  Net unrealized loss on
   investment
   securities(a).........    --     --        --      (32.4)        --      (32.4)
                                                                           ------
   Total changes other
     than transactions
     with shareholder....    --     --        --         --         --       14.6
  Capital contribution...    --     --      45.0         --         --       45.0
                          -----   ----    ------     ------     ------     ------
Balances at December 31,
  2001................... 2,000    2.0     387.6       (2.7)      68.7      455.6
Changes other than
  transactions with
  shareholder:
  Net income.............    --     --        --         --       12.8       12.8
  Net unrealized gain on
   investment
   securities(a).........    --     --        --       56.9         --       56.9
                                                                           ------
   Total changes other
     than transactions
     with shareholder....    --     --        --         --         --       69.7
  Capital contribution...    --     --      35.0         --         --       35.0
                          -----   ----    ------     ------     ------     ------
Balances at December 31,
  2002................... 2,000    2.0     422.6       54.2       81.5     $560.3
                          -----   ----    ------     ------     ------     ------
Changes other than
  transactions with
  shareholder:
  Net income.............    --     --        --         --       18.7       18.7
  Net unrealized gain on
   investment
   securities(a).........    --     --        --       15.9         --       15.9
                                                                           ------
   Total changes other
     than transactions
     with shareholder....    --     --        --         --         --       34.6
                          -----   ----    ------     ------     ------     ------
Balances at December 31,
  2003................... 2,000   $2.0    $422.6     $ 70.1     $100.2     $594.9
                          =====   ====    ======     ======     ======     ======

--------
(a)Presented net of deferred tax asset (liability) of $(8.3), $(30.8), and $17.7 million in 2003, 2002 and 2001, respectively.


                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                           Statements of Cash Flows
                         (Dollar amounts in millions)

                                   Years Ended December 31,
                               -------------------------------
                                  2003       2002       2001
                               ---------  ---------  ---------
Cash flows from
  operating activities:
  Net income.................. $    18.7  $    12.8  $    47.0
                               ---------  ---------  ---------
  Adjustments to
   reconcile net income
   to net cash provided
   by operating
   activities:
   Change in future
     policy benefits..........     308.5      325.7      219.5
   Net realized
     investment (gains).......      (3.1)      (7.5)     (22.2)
   Amortization of
     investment premiums
     and discounts............      15.8        4.4       (1.4)
   Amortization of
     intangibles, net.........      10.5        2.1       11.8
   Deferred income tax
     (benefit) provision......      27.3      (13.7)      14.2
   Change in certain
     assets and
     liabilities:
     (Increase) decrease
       in:
       Accrued
         investment
         income...............     (15.1)       4.3      (18.5)
       Deferred
         acquisition
         costs, net...........     (51.8)     (56.6)     (56.5)
       Other assets, net......      83.2      149.1     (248.4)
     Increase (decrease)
       in:
       Other
         policyholder
         related balances.....     (29.4)     (15.3)      37.4
       Policy and
         contract claims......      29.2       32.2       16.0
       Accounts payable
         and accrued
         expenses.............      51.2     (122.9)     117.9
                               ---------  ---------  ---------
  Total adjustments...........     426.3      301.8       69.8
                               ---------  ---------  ---------
  Net cash provided by
   operating activities.......     445.0      314.6      116.8
                               ---------  ---------  ---------
Cash flows from
  investing activities:
  Short-term investing
   activities, net............        --      (29.9)      69.0
  Proceeds from sales
   and maturities of
   investments in
   securities.................     851.2    1,201.1    1,276.3
  Purchases of securities.....  (1,499.6)  (1,835.2)  (1,965.6)
  Mortgage and policy
   loan originations..........    (201.1)     (69.7)     (34.2)
  Principal collected on
   mortgage and policy
   loans......................      57.1       64.6       24.5
                               ---------  ---------  ---------
       Net cash used in
         investing
         activities...........    (792.4)    (669.1)    (630.0)
                               ---------  ---------  ---------
Cash flows from
  financing activities:
  Proceeds from issuance
   of investment
   contracts..................     557.5      583.9      692.5
  Capital Contribution........        --       35.0       45.0
  Redemption and benefit
   payments on
   investment contracts.......    (221.1)    (228.6)    (222.8)
                               ---------  ---------  ---------
       Net cash provided
         by financing
         activities...........     336.4      390.3      514.7
                               ---------  ---------  ---------
       Net increase
         (decrease) in
         cash and cash
         equivalents..........     (11.0)      35.8        1.5
Cash and cash
  equivalents at
  beginning of year...........      39.3        3.5        2.0
                               ---------  ---------  ---------
Cash and cash
  equivalents at end of
  year........................ $    28.3  $    39.3  $     3.5
                               =========  =========  =========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)

(1)Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York ("GECLA-NY"). GECLA-NY (the "Company", "we", "us", or "our" unless context otherwise requires) is a wholly-owned subsidiary of General Electrical Capital Assurance Company ("GE Capital Assurance"), which, in turn, is wholly-owned, directly or indirectly, by General Electric Company ("GE").

   On November 18, 2003, GE issued a press release announcing its intention to pursue an initial public offering ("IPO") of a new company named Genworth Financial, Inc. ("Genworth") that will comprise most of its life and mortgage insurance operations, including GECLA-NY. GE filed a registration statement with the U.S. Securities and Exchange Commission in January 2004 and expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

  Basis of Presentation

   These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  Products

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, and variable life; (2) Protection, which includes our life and long-term care insurance; (3) Corporate and Other, which includes net realized investment gains (losses), interest expenses and unallocated corporate income and expenses.

   We market and sell products in the State of New York through financial institutions and various agencies. During 2003, 2002 and 2001, 55%, 78%, and 87% respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 34%, 55%, and 59%, respectively, of total product sales.

  Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and universal life products are not reported as revenues but as deposits and included in liabilities for future annuity and contract benefits. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

  Cash and Cash Equivalents

   Certificates, money market funds, and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows. Items with maturities greater than 90 days but less than one year are included in short term investments.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


  Investment Securities

   We have designated our fixed maturities (bonds) and our equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for regularly traded fixed maturities and equity securities is based on quoted market prices. For fixed maturities not regularly traded, fair values are estimated using values obtained from independent pricing services or are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, and maturity of the investments, as applicable.

   Changes in the fair values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits, and deferred federal income taxes, are reflected as unrealized investment gains or losses in a separate component of shareholder's interest and, accordingly, have no effect on net income. Investment securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds fair market value, the duration of market decline, and the financial health and the specific prospects of the issuer. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities.

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturities in the Balance Sheet. Cash collateral received on securities lending transactions is invested in other invested assets with an offsetting liability recognized in accounts payable and accrued expenses for the obligation to return the collateral. Non-cash collateral, such as security received by us, is not reflected in our assets in the Balance Sheet as we have no right to sell or repledge the collateral. The fair value of collateral held and included in other invested assets was $62.4 at December 31, 2003. We had no non-cash collateral at December 31, 2003.

   Investment income on mortgage and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

   Mortgage loans are stated at the unpaid principal balance of such loans, net of allowances for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any. Write-downs and the change in allowance are included in net realized investment gains and losses in the Statements of Income.

   Short-term investments are stated at amortized cost which approximates fair value. Equity securities are stated at fair value.

  Intangible Assets

   (a) Present Value of Future Profits


   In conjunction with the acquisitions of life insurance companies, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called the present value of future profits ("PVFP"), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)

comparing the current estimate of expected future gross profits to the unamortized asset balance. If such comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolio. Such adjustments are not recorded in our net income but rather as a credit or charge to shareholder's interest, net of applicable income tax.

   (b) Goodwill

   As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value approach, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a report unit's goodwill exceeds its fair value. We used discounted cash flows to establish fair values. When available and as appropriate, we used comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

   Before January 1, 2002, we amortized goodwill over our estimated period of benefit on a straight-line basis not exceeding 40 years. When an intangible asset's carrying value exceeded associated expected operating cash flows, we considered it to be impaired and wrote it down to fair value, which we determined based on either discounted future cash flows or appraised values.

  Deferred Acquisition Costs

   Acquisition costs include costs and expenses that vary with and are primarily related to the acquisition of insurance and investment contracts.

   Acquisition costs include first-year commissions in excess of recurring renewal commissions, certain support costs such as underwriting and policy issue costs, and the bonus feature of certain variable annuity products. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

  Income Taxes

   We file a consolidated life insurance federal income tax return with our parent, GE Capital Assurance and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


  Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, life insurance contracts, and universal life contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and universal life contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and persistency. These assumptions are periodically evaluated for potential reserve deficiencies.

  Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) estimated claims related to insured events that have occurred but that have not been reported to the insurer, as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

  Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contract owners and variable life policyholders. We receive mortality risk and expense fees and administration charges from the variable mutual fund portfolios in the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contract owner and policyholders' equity in those assets.

  Accounting Changes

   As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value methodology.

   Under SFAS 142, we were required to test all existing goodwill for impairment as of January 1, 2002, on a "reporting unit" basis. No goodwill impairment charge was taken as a result of our goodwill testing for impairment in accordance with SFAS 142. Further information about goodwill is provided in note 4.

  Accounting Pronouncements Not Yet Adopted

   In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we will adopt on January 1, 2004. This statement provides guidance on separate account presentation and valuation, the accounting for sales inducements and the classification and valuation of long-duration contract liabilities. We do not expect the adoption of the SOP 03-1 to have a material impact on our results of operations or financial condition.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


(2)Investment Securities

  General

   For the years ended December 31, the sources of investment income were as follows:

                                        2003    2002    2001
                                       ------  ------  ------
Fixed maturities and equity securities $219.0  $197.1  $171.4
Mortgage and policy loans.............   30.6    26.4    26.3
                                       ------  ------  ------
Gross investment income...............  249.6   223.5   197.7
Investment expenses...................   (4.1)   (2.8)   (1.9)
                                       ------  ------  ------
Net investment income................. $245.5  $220.7  $195.8
                                       ======  ======  ======

   For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

                                      2003    2002    2001
                                     ------  ------  ------
Sales proceeds...................... $331.8  $851.0  $996.2
                                     ------  ------  ------
Gross realized investment:
   Gains............................   14.0    33.8    34.2
   Losses, including impairments(a).  (10.9)  (26.3)  (12.0)
                                     ------  ------  ------
Net realized investment gains....... $  3.1  $  7.5  $ 22.2
                                     ======  ======  ======

--------
(a)Impairments were $(2.7), $(16.8), and $(11.9) in 2003, 2002 and 2001, respectively.

   The additional proceeds from investments presented in our Statements of Cash Flows result from principal collected on mortgage and asset-backed securities, maturities, calls and sinking fund payments.

   Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale securities are reflected as a separate component of shareholder's interest at December 31 and are summarized as follows:

   Net unrealized gains (losses) on available-for-sale investment securities before adjustments:

                                                                                   2003    2002    2001
                                                                                  ------  ------  ------
Fixed maturities................................................................. $163.8  $ 90.0  $(18.4)
Equity securities................................................................    4.1    (4.3)   (0.4)
                                                                                  ------  ------  ------
   Subtotal......................................................................  167.9    85.7   (18.8)
Adjustments to the present value of future profits and deferred acquisition costs  (60.4)   (2.4)   14.4
Deferred income taxes............................................................  (37.4)  (29.1)    1.7
                                                                                  ------  ------  ------
   Net unrealized gains (losses) on available-for-sale investment securities..... $ 70.1  $ 54.2  $ (2.7)
                                                                                  ======  ======  ======

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                                                        2003   2002   2001
                                                                                       -----  -----  ------
Net unrealized gains (losses) on investment securities -- beginning of year........... $54.2  $(2.7) $ 29.7
Unrealized gains (losses) on investment securities -- net of deferred taxes of $(9.5),
  $(33.4), and $9.9...................................................................  17.9   61.8   (18.0)
Reclassification adjustments -- net of deferred taxes of $1.2, $2.6 and $7.8..........  (2.0)  (4.9)  (14.4)
                                                                                       -----  -----  ------
Net unrealized gain (loss) on investment securities -- end of year.................... $70.1  $54.2  $ (2.7)
                                                                                       =====  =====  ======

   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                            Gross      Gross
                                                Amortized Unrealized Unrealized  Fair
2003                                              Cost      Gains      Losses    Value
----                                            --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency.................. $   31.7    $  1.2     $   --   $   32.9
   Non-U.S. government.........................     42.2       2.4       (0.1)      44.5
   Non-U.S. corporate..........................    527.4      25.8       (3.0)     550.2
   U.S. corporate..............................  2,441.4     132.6      (15.4)   2,558.6
   Mortgage-backed.............................    670.0      17.2       (3.7)     683.5
   Asset-backed................................    271.2       7.0       (0.2)     278.0
                                                --------    ------     ------   --------
       Total fixed maturities..................  3,983.9     186.2      (22.4)   4,147.7
   Non-redeemable preferred stock..............     41.3       4.2       (0.1)      45.4
                                                --------    ------     ------   --------
       Total available-for-sale securities..... $4,025.2    $190.4     $(22.5)  $4,193.1
                                                ========    ======     ======   ========

                                                            Gross      Gross
                                                Amortized Unrealized Unrealized  Fair
2002                                              Cost      Gains      Losses    Value
----                                            --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency.................. $   22.0    $  0.7     $ (0.1)  $   22.6
   Non-U.S. government.........................     10.1       0.5         --       10.6
   Non-U.S. corporate..........................    225.6      12.4       (3.6)     234.4
   U.S. corporate..............................  2,118.2      89.8      (48.0)   2,160.0
   Mortgage-backed.............................    569.7      24.3       (0.2)     593.8
   Asset-backed................................    401.1      14.5       (0.3)     415.3
                                                --------    ------     ------   --------
       Total fixed maturities..................  3,346.7     142.2      (52.2)   3,436.7
   Non-redeemable preferred stock..............     41.2        --       (4.3)      36.9
                                                --------    ------     ------   --------
       Total available-for-sale securities..... $3,387.9    $142.2     $(56.5)  $3,473.6
                                                ========    ======     ======   ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position, and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance and risk teams as well as the portfolio management and research capabilities of GE Asset Management Incorporated ("GEAM"). Our qualitative review

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)

attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2003, securities "at risk" of impairment had aggregate unrealized losses of $1.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book within a reasonable period. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2003, 2002 and 2001, we recognized impairment losses of $2.7, $16.8 and $11.9, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2003:

                                            Less Than 12 Months               12 Months or More
                                      -------------------------------- --------------------------------
                                                   Gross                            Gross
                                      Estimated  unrealized    # of    Estimated  unrealized    # of
                                      fair value   losses   securities fair value   losses   securities
                                      ---------- ---------- ---------- ---------- ---------- ----------
Fixed Maturities:
 U.S. Government Agencies............   $   --     $   --       --       $  --      $  --        --
 State and Municipal.................       --         --       --          --         --        --
 Government -- non U.S...............      4.6       (0.1)       8          --         --        --
 U.S. Corporate......................    455.5      (11.8)     115        32.7       (3.6)       11
 Corporate -- non U.S................    133.5       (2.6)      35         4.6       (0.4)        1
 Asset Backed........................     10.0       (0.2)       2          --         --        --
 Mortgage Backed.....................    200.7       (3.7)      41          --         --        --
                                        ------     ------      ---       -----      -----        --
 Total Fixed Maturities..............    804.3      (18.4)     201        37.3       (4.0)       12
Equities Securities..................      1.3       (0.1)       1          --         --        --
                                        ------     ------      ---       -----      -----        --
Total Temporarily Impaired Securities   $805.6     $(18.5)     202       $37.3      $(4.0)       12
                                        ======     ======      ===       =====      =====        ==
Investment Grade.....................   $748.6     $(16.7)     181       $12.7      $(1.0)        5
Below Investment Grade...............     45.3       (1.6)      17        24.6       (3.0)        7
Not Rated -- Fixed Maturities........     10.4       (0.1)       3          --         --        --
Not Rated -- Equities................      1.3       (0.1)       1          --         --        --
                                        ------     ------      ---       -----      -----        --
                                        $805.6     $(18.5)     202       $37.3      $(4.0)       12
                                        ======     ======      ===       =====      =====        ==

   The investment securities in an unrealized loss position for less than twelve months, account for $18.5 or 82% of the total unrealized losses. Of the securities in this category, there are no securities with an unrealized loss in excess of $1.

   The investment securities in an unrealized loss position for twelve months or more account for $4.0 or 18% of the total unrealized losses. Of the securities in this category, there are no securities with an unrealized loss in excess of $1.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   We review all of our investment securities routinely and provide for all amounts that we do not expect either to collect in accordance with the contractual terms of the instruments or to recover based on underlying collateral values.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2003 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                       Amortized  Fair
                                         Cost     Value
                                       --------- --------
Due in one year or less............... $   78.1  $   78.5
Due after one year through five years.  1,061.7   1,123.0
Due after five years through ten years    796.2     815.8
Due after ten years...................  1,106.7   1,168.9
                                       --------  --------
Subtotal..............................  3,042.7   3,186.2
Mortgaged backed securities...........    670.0     683.5
Asset backed securities...............    271.2     278.0
                                       --------  --------
Totals................................ $3,983.9  $4,147.7
                                       ========  ========

   Our investments (excluding mortgage and asset-backed securities) subject to certain call provisions were $261.7 and $210.6 at December 31, 2003 and 2002, respectively.

   As required by law, we have investments on deposit with governmental authorities and banks for the protection of policyholders of $0.6 and $1.1 at December 31, 2003 and December 31, 2002, respectively.

   At December 31, 2003, approximately 11.3%, 11.6% and 10.4% of our investment portfolio is comprised of securities issued by the banking, consumer non-cyclical, and public utilities industries, respectively, the vast majority of which are rated investment grade and which are senior secured bonds. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

   At December 31, 2003, we did not hold any fixed maturity securities which exceeded 10% of shareholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations". The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated "Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


                                            2003                       2002
                                 -------------------------  -------------------------
NAIC          Rating Agency      Amortized  Fair            Amortized  Fair
Rating    Equivalent Designation   cost     Value   Percent   cost     Value   Percent
------    ---------------------- --------- -------- ------- --------- -------- -------
    1       Aaa/Aa/A............ $2,306.9  $2,391.4   57.6% $2,008.8  $2,093.6   60.9%
    2       Baa.................  1,433.9   1,507.7   36.4   1,092.9   1,116.9   32.5
    3       Ba..................    157.1     164.9    4.0     131.7     128.9    3.7
    4       B...................     62.6      61.6    1.5      40.5      33.1    1.0
    5       Caa and lower.......     13.0      11.7    0.3      32.4      24.6    0.7
    6       In or near default..      1.4       1.4    0.0       7.7       6.4    0.2
Not Rated   Not rated...........      9.0       9.0    0.2      32.7      33.2    1.0
                                 --------  --------  -----  --------  --------  -----
            Totals.............. $3,983.9  $4,147.7  100.0% $3,346.7  $3,436.7  100.0%
                                 ========  ========  =====  ========  ========  =====

   At December 31, 2003 there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy). At December 31, 2002 there were fixed maturities in default with a fair value of $9.3.

  Mortgage and Other Loans

   At December 31, 2003 and 2002, our US Mortgage Loan portfolio was $485.5 and $343.4 net of allowance of $4.2 and $3.0, respectively.

   At December 31, 2003 and 2002, respectively, we held $132.1 and $83.3 in US Mortgages secured by real estate in California, comprising 27.0% and $26.1% of the total mortgage portfolio. For the years ended December 31, 2003 and 2002 respectively, we originated $50.4 and $35.8 of mortgages secured by real estate in California, which represent 25.0% and 12.4%, of our total US originations for those years.

   As of December 31, 2003 and 2002, we were committed to fund $1.4 and $1.7, respectively, in U.S. mortgage loans.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

   Under these principals, we may have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2003 and 2002) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($1.3 as of December 31, 2003 and none as of December 31, 2002). Average investment in impaired loans during 2003 was $0.3. There was no average investment in impaired loans during 2002 and 2001. Interest income recognized on these loans while they were considered impaired was insignificant in each of the three years.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                                        2003  2002 2001
                                       -----  ---- ----
Balance at January 1.................. $ 3.0  $2.6 $1.9
Provision charged to operations.......   2.0   0.4  0.7
Amounts written off, net of recoveries  (0.8)   --   --
                                       -----  ---- ----
Balance at December 31................ $ 4.2  $3.0 $2.6
                                       =====  ==== ====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   The allowance for losses on mortgage loans at December 31, 2003, 2002, and 2001 represented 0.9%, 0.9% and 0.8% of gross mortgage loans, respectively.

   There were no non-income producing mortgage loans as of December 31, 2003 and 2002.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

                                                               2003    2002    2001
                                                              ------  ------  ------
Unamortized balance at January 1............................. $236.7  $180.1  $123.6
Costs deferred...............................................   75.6    71.7    66.6
Amortization, net............................................  (23.8)  (15.1)  (10.1)
                                                              ------  ------  ------
Unamortized balance at December 31...........................  288.5   236.7   180.1
                                                              ------  ------  ------
Cumulative effect of net unrealized investment (gains) losses  (56.4)   (2.6)   12.8
                                                              ------  ------  ------
Balance at December 31....................................... $232.1  $234.1  $192.9
                                                              ======  ======  ======

(4)Intangible Assets and Goodwill

  (a) Present Value of Future Profits (PVFP)

   The method used by us to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

                                                               2003    2002   2001
                                                              ------  -----  ------
Unamortized balance at January 1............................. $ 97.4  $99.5  $131.7
Acquisitions.................................................     --     --   (23.8)
Interest accreted at 6.9%, 7.2% and 7.2%, respectively.......    6.3    7.1     7.4
Amortization.................................................  (16.8)  (9.2)  (15.8)
                                                              ------  -----  ------
Unamortized balance at December 31...........................   86.9   97.4    99.5
Cumulative effect of net unrealized investment gains (losses)   (4.0)   0.2     1.6
                                                              ------  -----  ------
Balance at December 31....................................... $ 82.9  $97.6  $101.1
                                                              ======  =====  ======

   The estimated percentage of the December 31, 2003 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2004 9.75%
2005 9.32%
2006 9.08%
2007 8.61%
2008 8.17%

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


  (b) Goodwill

   Effective January 1, 2002, goodwill is no longer amortized but is tested for impairment using a fair value methodology at least annually at the reporting unit level. No impairment charge was recognized in 2003 or 2002.

   Goodwill balance, net of accumulated amortization, was comprised of the following at December 31, 2003 and December 31, 2002:

Retirement Income and Investments $25.3
Protection.......................  28.8
Corporate and Other..............    --
                                  -----
Total............................ $54.1
                                  =====

   The effects on earnings excluding such goodwill amortization from 2001 follow:

                                           2001
                                           -----
Net income as reported.................... $47.0
                                           =====
Net income excluding goodwill amortization $50.4
                                           =====

(5)Reinsurance

   Certain policy risks are reinsured with other insurance companies to limit the amount of loss exposure. Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. We do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our results of operations.

   We have a reinsurance agreement with an affiliated company whereby we assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $31.7 and $36.5 at December 31, 2003 and 2002, respectively were held in trust for the benefit of policyholders.

   The maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2. Net life insurance in force as of December 31 is summarized as follows:

                                      2003   2002    2001
                                     -----  ------  ------
Direct life insurance in force...... $ 8.4  $  3.1  $  0.5
Amounts assumed from other companies  90.1    97.1    99.8
Amounts ceded to other companies....    --      --    (0.6)
                                     -----  ------  ------
Net life insurance in force......... $98.5  $100.2  $ 99.7
                                     =====  ======  ======
Percentage of amount assumed to net.  91.5%   96.9%  100.1%
                                     =====  ======  ======

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                            Written                 Earned
                                    ----------------------  ----------------------
                                     2003    2002    2001    2003    2002    2001
                                    ------  ------  ------  ------  ------  ------
Direct............................. $162.5  $143.4  $115.8  $162.9  $140.0  $114.4
Assumed............................   78.7    82.2    82.3    80.1    86.7    78.2
Ceded..............................   (6.5)   (5.2)   (3.9)   (6.5)   (5.2)   (4.0)
                                    ------  ------  ------  ------  ------  ------
Net premiums....................... $234.7  $220.4  $194.2  $236.5  $221.5  $188.6
                                    ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net                           33.9%   39.1%   41.5%
                                                            ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefits amounted to $15.8, $14.9 and $16.9 during 2003, 2002, and 2001, respectively.

(6)Future Annuity and Contract Benefits

  Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2003 and 2002, investment contract liabilities totaled $3,305.4 and $2,819.6, respectively.

  Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Any changes in the estimated liability are reflected in income as estimates are revised. At December 31, 2003 and 2002, insurance contract liabilities totaled $994.3 and $836.3, respectively.

  Universal Life

   Universal Life contracts are broadly defined to include contracts that provide either death or annuity benefits and have features which may include various policyholder changes, credited interest, and/or variable premiums. At December 31, 2003 and 2002, universal life contract liabilities totaled $10.0 and $10.0, respectively.

(7)Related-Party Transactions

   We receive administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2003, 2002, and 2001, these services were valued at $25.4, $27.2 and $15.8, respectively.

   In 2002, we entered into an investment management agreement with GEAM under which we incurred expenses of $3.9 and $2.6 payable to GEAM as compensation for the investment services during 2003 and 2002, respectively.

   During each of 2003, 2002 and 2001 we collected $3.0, $2.5, and $2.5, respectively of premiums from various GE affiliates for long-term care insurance provided to employees of such affiliates.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   During 2002 and 2001, we received capital contributions of $35.0 and $45.0, respectively from GE Capital Assurance as reflected in the Statements of Shareholder's Interest.

   During 2002, we sold certain securities to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $0.8.

   During 2000, we entered an agreement with GNA Corporation, an affiliate, in which GNA Corporation assumed, on a non-recourse basis, certain tax liabilities outstanding at that time.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

                             2003    2002   2001
                            ------  ------  -----
Current federal income tax. $(17.3) $ 14.1  $13.1
Deferred federal income tax   27.3   (13.7)  14.2
                            ------  ------  -----
Total income tax provision. $ 10.0  $  0.4  $27.3
                            ======  ======  =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

                                      2003   2002  2001
                                      ----  -----  ----
Statutory U.S federal income tax rate 35.0%  35.0% 35.0%
Non-deductible goodwill amortization.   --     --   1.6
IRS Settlement(a)....................   --  (32.5)   --
Other, net........................... (0.3)   0.5   0.1
                                      ----  -----  ----
Effective rate....................... 34.7%   3.0% 36.7%
                                      ====  =====  ====

--------
(a)In 2002, we reached a favorable settlement with the Internal Revenue Service regarding the treatment of certain reserves for obligations to policyholders on life insurance contracts resulting in a benefit of $4.3. The benefits associated with the settlement are non-recurring and are in excess of the tax liabilities assumed by an affiliate, GNA Corporation, in 2000, as described in Note 7.

      The components of the net deferred income tax liability at December 31 are as follows:

                                                   2003   2002
                                                  ------ ------
Assets:
   Investments................................... $  4.6 $ 11.7
   Future annuity and contract benefits..........  101.2   92.6
                                                  ------ ------
       Total deferred income tax assets..........  105.8  104.3
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.   37.4   29.1
   Present value of future profits...............   29.2   32.6
   Deferred acquisition costs....................   97.6   61.1
   Other, net....................................    2.4    0.3
                                                  ------ ------
       Total deferred income tax liability.......  166.6  123.1
                                                  ------ ------
   Net deferred income tax liability............. $ 60.8 $ 18.8
                                                  ====== ======

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


   Based on an analysis of our tax position, management believes it is more likely than not that reversing deferred tax liabilities, the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize our gross deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid (received) $(2.9), $13.9 and $24.0 for federal and state income taxes in 2003, 2002, and 2001, respectively.

   At December 31, 2003 and 2002, the deferred income tax liability, included in Accounts Payable and Accrued Expenses, was $60.8 and $18.8, respectively. At December 31, 2003 and 2002, the current income tax liability (receivable) with affiliates, included in Accounts Payable and Accrued Expenses, was $(18.5) and $2.1, respectively.

(9)Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material adverse impact on our financial condition or results of operations.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Financial Statements at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, and separate accounts. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2003 and 2002.

   A description of how fair values are estimated follows:

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   Information about certain financial instruments that were not carried at fair value at December 31, 2003 and 2002, is summarized as follows:

                                                           2003                       2002
                                                   Assets (Liabilities)       Assets (Liabilities)
                                                -------------------------- --------------------------
                                                Notional Carrying  Fair    Notional Carrying  Fair
                                                 Amount   Amount   Value    Amount   Amount   Value
                                                -------- -------- -------- -------- -------- --------
Assets:
Mortgage Loans.................................     (a)  $  485.5 $  508.5     (a)  $  343.4 $  377.8
Liabilities:...................................
Investment Contracts...........................     (a)  $3,305.4 $3,176.0     (a)  $2,819.6 $2,711.6
Other firm commitments:........................
Ordinary course of business lending commitments   $1.4         --       --   $1.7         --       --
                                                  ====   ======== ========   ====   ======== ========

--------
(a)These financial instruments do not have notional amounts.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


(11)Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its shareholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval.

(12)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no significant permitted accounting practices.

   Unaudited statutory net (loss) for the years ended December 31, 2003, 2002, and 2001 was $(32.4), $(32.3) and $(37.9), respectively. Unaudited statutory capital and surplus was $138.1 and $172.6 as of December 31, 2003 and 2002, respectively. In 2003, statutory capital and surplus decreased by $34.5 primarily related to net operating loss.

   The NAIC has adopted Risk-Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with:
(1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2003, we had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


(13)Operating Segment Information

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance, and (2) Protection, which includes our long-term care insurance. (3) Corporate and Other includes net realized investment gains (losses), interest expenses and unallocated corporate income and expenses. See Note 1 for further discussion of our principal products.

   The following is a summary of industry segment activity for 2003, 2002, and 2001:

2003 -- Segment Data

                                              Retirement
                                               Income &              Corporate
                                              Investments Protection and Other   Total
                                              ----------- ---------- --------- --------
Revenues:
Net investment income (loss).................  $  206.3    $   51.5   $(12.3)  $  245.5
Premiums.....................................      63.0       173.5       --      236.5
Net realized investment gains................        --          --      3.1        3.1
Other income.................................       2.0         0.8       --        2.8
                                               --------    --------   ------   --------
Total revenues...............................     271.3       225.8     (9.2)     487.9
                                               --------    --------   ------   --------
Benefits and expenses:
Benefits and other changes in policy reserves      84.0       169.2       --      253.2
Interest credited............................     142.2         0.5       --      142.7
Commissions..................................      36.9        26.1       --       63.0
General expenses.............................      22.0        23.3     (3.7)      41.6
Amortization of intangibles, net.............       1.0         9.5       --       10.5
Change in deferred acquisition costs, net....     (34.1)      (17.7)      --      (51.8)
                                               --------    --------   ------   --------
 Total benefits and expenses.................     252.0       210.9     (3.7)     459.2
                                               --------    --------   ------   --------
 Income before income taxes..................      19.3        14.9     (5.5)      28.7
 Provision (benefit) for income taxes........       7.0         5.3     (2.3)      10.0
                                               --------    --------   ------   --------
 Net income (loss)...........................  $   12.3    $    9.6   $ (3.2)  $   18.7
                                               ========    ========   ======   ========
Total assets.................................  $4,080.9    $1,165.8   $191.1   $5,437.8
                                               ========    ========   ======   ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)



2002 -- Segment Data

                                              Retirement
                                               Income &              Corporate
                                              Investments Protection and Other   Total
                                              ----------- ---------- --------- --------
Revenues:
Net investment income (loss).................  $  194.0     $ 43.3    $(16.6)  $  220.7
Premiums.....................................      62.4      158.8       0.3      221.5
Net realized investment gains................        --         --       7.5        7.5
Other income.................................       1.0       (0.3)      0.5        1.2
                                               --------     ------    ------   --------
Total revenues...............................     257.4      201.8      (8.3)     450.9
                                               --------     ------    ------   --------
Benefits and expenses:
Benefits and other changes in policy reserves      76.1      182.9       0.3      259.3
Interest credited............................     129.0        0.6        --      129.6
Commissions..................................      42.2       26.0        --       68.2
General expenses.............................      19.7       19.9      (4.5)      35.1
Amortization of intangibles, net.............       1.3        0.8        --        2.1
Change in deferred acquisition costs, net....     (36.7)     (19.9)       --      (56.6)
                                               --------     ------    ------   --------
 Total benefits and expenses.................     231.6      210.3      (4.2)     437.7
                                               --------     ------    ------   --------
 Income before income taxes..................      25.8       (8.5)     (4.1)      13.2
 Provision (benefit) for income taxes........       9.2       (3.1)     (5.7)       0.4
                                               --------     ------    ------   --------
 Net income (loss)...........................  $   16.6     $ (5.4)   $  1.6   $   12.8
                                               ========     ======    ======   ========
Total assets.................................  $3,579.9     $979.5    $ (2.0)  $4,557.4
                                               ========     ======    ======   ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                       December 31, 2003, 2002, and 2001
                         (Dollar amounts in millions)


2001 -- Segment Data

                                              Retirement
                                               Income &              Corporate
                                              Investments Protection and Other   Total
                                              ----------- ---------- --------- --------
Revenues:
Net investment income (loss).................  $  164.8     $ 36.4     $(5.4)  $  195.8
Premiums.....................................      41.9      146.7        --      188.6
Net realized investment gains................        --         --      22.2       22.2
Other income.................................       1.1        0.2        --        1.3
                                               --------     ------     -----   --------
Total revenues...............................     207.8      183.3      16.8      407.9
                                               --------     ------     -----   --------
Benefits and expenses:
Benefits and other changes in policy reserves      53.0      102.5        --      155.5
Interest credited............................     112.9        0.6        --      113.5
Commissions..................................      47.5       31.5        --       79.0
General expenses.............................      11.8       22.9      (4.4)      30.3
Amortization of intangibles, net.............       3.6        8.2        --       11.8
Change in deferred acquisition costs, net....     (39.5)     (17.0)       --      (56.5)
                                               --------     ------     -----   --------
 Total benefits and expenses.................     189.3      148.7      (4.4)     333.6
                                               --------     ------     -----   --------
 Income before income taxes..................      18.5       34.6      21.2       74.3
 Provision (benefit) for income taxes........       7.1       13.0       7.2       27.3
                                               --------     ------     -----   --------
 Net income (loss)...........................  $   11.4     $ 21.6     $14.0   $   47.0
                                               ========     ======     =====   ========
Total assets.................................  $2,993.9     $760.5     $83.5   $3,837.9
                                               ========     ======     =====   ========

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

(1)(a)      Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE
            Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the
            "Separate Account"). Previously filed on September 10, 1997 with initial filing to Form N-4 for
            GE Capital Life Separate Account II, Registration No. 333-39955.

(2)         Not Applicable.

(3)         Underwriting Agreement between GE Capital Life and Capital Brokerage Corporation.
            Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
            Capital Life Separate Account II, Registration No. 333-39955.

(3)(i)      Dealer Sales Agreement. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(4)(a)      Form of Policy NY1162 3/01. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE
            Capital Life Separate Account II. Registration No. 333-106511.

(4)(b)      Endorsements to Policy.

(4)(b)(i)   Form NY5179 3/02 Pension Endorsement. Previously Filed on June 26, 2003 with initial filing to
            Form N-4 for GE Capital Life Separate Account II. Registration No. 333-106511.

(4)(b)(ii)  Form NY5196 5/02 Section 403(b) Annuity Endorsement. Previously Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II. Registration No. 333-106511.

(4)(b)(iii) Form NY5246 1/03 Vested Guaranteed Minimum Income Payment Endorsement. Previously
            Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II.
            Registration No. 333-106511.

(4)(b)(iv)  Form NY5247 1/03 Vested Guaranteed Minimum Income Payment Endorsement. Previously
            Filed on June 26, 2003 with initial filing to Form N-4 for GE Capital Life Separate Account II.
            Registration No. 333-106511.

(5)(a)      Form of Variable Annuity Enrollment Form 19532 NY 4/2003. Previously Filed on June 26, 2003
            with initial filing to Form N-4 for GE Capital Life Separate Account II. Registration No. 333-
            106511.


(5)(b)     Variable Annuity Application--Optional Riders 18087RDNY. Previously Filed on June 26, 2003
           with initial filing to Form N-4 for GE Capital Life Separate Account II. Registration No.
           333-106511.

(6)(a)     Certificate of Incorporation of GE Capital Life. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(6)(b)     By-Laws of GE Capital Life. Previously filed on September 10, 1997 with initial filing to Form
           N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(7)        Reinsurance Agreements. Not Applicable.

(8)(a)     Form of Participation Agreement regarding GE Investments Funds, Inc. Previously filed on May
           13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

(8)(a)(i)  Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital Life
           Assurance Company of New York. Previously filed on December 7, 2000 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(a)(ii) Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital Life
           Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective
           Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(9)        Opinion and Consent of Counsel. Filed herewith.

(10)       Consent of Independent Auditors. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.

(13)       Not Applicable.

(14)       Power of Attorney dated March 24, 2004. Filed herewith.


Item 25.  Directors and Officers of GE Capital Life Assurance Company of New
York


       Name                     Address                   Position with Company
       ----         -------------------------------- -------------------------------
Pamela S. Schutz... 6610 West Broad Street           Chairperson of the Board,
                    Richmond, Virginia 23230         President and CEO
Marshal S. Belkin.. 345 Kear Street                  Director
                    Yorktown Heights, New York 10598
Richard I. Byer.... 317 Madison Avenue               Director
                    New York, New York 10017
Bernard M. Eiber... 55 Northern Boulevard            Director
                    Great Neck, New York
Frank T. Gencarelli 6610 West Broad Street           Director and Senior Vice
                    Richmond, Virginia 23230         President
Kelly L. Groh...... 6610 West Broad Street           Director, Senior Vice President
                    Richmond, Virginia 23230         and Chief Financial Officer
Paul A. Haley...... 6610 West Broad Street           Director, Senior Vice President
                    Richmond, Virginia 23230         and Chief Actuary
Jerry S. Handler... 151 West 40th Street             Director
                    New York, New York 10018

          Name                       Address                  Position with Company
          ----            ------------------------------ --------------------------------
Gerald A. Kaufman........ 15 Glenwood Road               Director
                          Plainview, New York 11803
Leon E. Roday............ 6620 West Broad Street         Director and Senior Vice
                          Richmond, Virginia 23230       President
Isidore Sapir............ 449 Golden River Drive         Director
                          Golden Lakes Village
                          West Palm Beach, Florida 33411
David J. Sloane.......... 622 Third Avenue, 33rd Floor   Director, Senior Vice President
                          New York, New York 10017       and Chief Administrative Officer
Geoffrey S. Stiff........ 6610 West Broad Street         Director and Senior Vice
                          Richmond, Virginia 23230       President
Thomas M. Stinson........ 6630 West Broad Street         Director and President, Long
                          Richmond, Virginia 23230       Term Care Division
Thomas E. Duffy.......... 6610 West Broad Street         Senior Vice President, General
                          Richmond, Virginia 23230       Counsel and Secretary
John E. Karaffa.......... 6610 West Broad Street         Vice President and Controller
                          Richmond, Virginia 23230
Gary T. Prizzia.......... 6620 West Broad Street         Treasurer
                          Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were no contracts issued as of March 1, 2004.

Item 28.  Indemnification

(a) Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York provides that:

      (a) The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

      (b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

      (c) A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

      (d) For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b)  Rule 484 Undertaking

   Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and
(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Capital Life Separate Accounts II and III.

   (b)


          Name                       Address               Positions and Offices with Underwriter
          ----                       -------               --------------------------------------
Robert T. Methven........ 3001 Summer Street, 2nd Floor, President and Chief Executive Officer
                          Stamford, CT 06905
Geoffrey S. Stiff........ 6610 W. Broad St.              Director and Senior Vice President
                          Richmond, VA 23230
James J. Buddle.......... 6620 W. Broad St.              Director
                          Richmond, VA 23230
William E. Daner, Jr..... 6610 W. Broad St.              Vice President, Counsel and Secretary
                          Richmond, VA 23230
Gary T. Prizzia.......... 6620 W. Broad Street           Treasurer
                          Richmond, VA 23230
Edward J. Wiles, Jr...... 3001 Summer Street, 2nd Floor  Senior Vice President and Chief Compliance
                          Stamford, CT 06905             Officer

          Name                    Address            Positions and Offices with Underwriter
          ----                    -------            --------------------------------------
Kelly L. Groh............ 6610 W. Broad Street     Vice President and Chief Financial Officer
                          Richmond, Virginia 23230
Richard P. McKenney...... 6620 W. Broad St.        Senior Vice President
                          Richmond, VA 23230
John E. Karaffa.......... 6610 W. Broad St.        Vice President, Controller and Financial &
                          Richmond, VA 23230       Operations Principal


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life Assurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Capital Life Assurance Company of New York at the address or phone number listed in the Prospectus.

   (d) GE Capital Life Assurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life Assurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   GE Capital Life Assurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 26th day of April, 2004.


                                  GE CAPITAL LIFE SEPARATE ACCOUNT
                                  II (Registrant)


                                               /s/  GEOFFREY S. STIFF

                                  By: __________________________________________

                                                 Geoffrey S. Stiff


                                                  Director and Senior Vice
                                                     President

                                             GE Capital Life Assurance Company
                                                    of New York

                                  GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK (Depositor)


                                               /s/  GEOFFREY S. STIFF

                                  By: __________________________________________

                                                 Geoffrey S. Stiff


                                                  Director and Senior Vice
                                                     President

                                             GE Capital Life Assurance Company
                                                    of New York

   As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                        Title                   Date
          ---------                        -----                   ----

              *                Chairperson of the Board,      April 26, 2004
-----------------------------    President and CEO
      Pamela S. Schutz

              *                Director                       April 26, 2004
-----------------------------
      Marshal S. Belkin

              *                Director                       April 26, 2004
-----------------------------
       Richard I. Byer

              *                Director                       April 26, 2004
-----------------------------
      Bernard M. Eiber

              *                Director and Senior Vice       April 26, 2004
-----------------------------    President
     Frank T. Gencarelli

              *                Director, Senior Vice          April 26, 2004
-----------------------------    President and Chief
        Kelly L. Groh            Financial Officer

              *                Director, Senior Vice          April 26, 2004
-----------------------------    President and Chief Actuary
        Paul A. Haley

              *                Director                       April 26, 2004
-----------------------------
      Jerry S. Handler

          Signature                        Title                   Date
          ---------                        -----                   ----

              *                Director                       April 26, 2004
-----------------------------
      Gerald A. Kaufman

              *                Director and Senior Vice       April 26, 2004
-----------------------------    President
        Leon E. Roday

              *                Director                       April 26, 2004
-----------------------------
        Isidore Sapir

              *                Director, Senior Vice          April 26, 2004
-----------------------------    President and Chief
       David J. Sloane           Administrative Officer

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       April 26, 2004
-----------------------------    President
      Geoffrey S. Stiff

              *                Director and President, Long   April 26, 2004
-----------------------------    Term Care Division
      Thomas M. Stinson

              *                Senior Vice President,         April 26, 2004
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

              *                Vice President and Controller  April 26, 2004
-----------------------------
       John E. Karaffa

   /s/  GEOFFERY S. STIFF      , pursuant to Power of         April 26, 2004
-----------------------------    Attorney executed on March
      Geoffery S. Stiff          24, 2004